UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104510

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 22	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 249	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	September 15, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on September 15, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account –II

Prospectus supplement dated September 15, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The “Capital Preservation Plus Lifetime Income Option,” the “Capital Preservation Plus Option,” and the Additional Option Riders” sections within the “Recurring Contract Expenses” table are replaced with the following:

Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00%[1]
Total Variable Account Charges (including this option only) In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/ Target Term Options.[1]	2.50%
Capital Preservation Plus Option (no longer available for purchase)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
0.50% 2.00%

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[2]
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (only available in NY)	1.00%[3]
7% Lifetime Income Option (not available in NY)	1.00%[4]
10% Lifetime Income Option	1.20%[5]
Spousal Continuation Options (an application may purchase one only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (only available in NY)	0.15%
7% Spousal Continuation Benefit (not available in NY)	0.15%
10% Spousal Continuation Benefit (not available in NY)	0.30%[6]

1 For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the daily net assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
2 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.
3 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the Current Income Benefit Base.
4 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the Current Income Benefit Base.
5 Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.
6 Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

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2.      The “Summary of Maximum Contract Expenses” table is replaced with the following:

Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.30%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
10% Lifetime Income Option	1.20%[1]
10% Spousal Continuation Benefit	0.30%[1]
Maximum Possible Total Variable Account Charges	3.90%[2]

3.      The “Example” section is replaced with the following:

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:

•  a $10,000 investment in the contract for the time periods indicated;
•  a 5% return each year;
•  the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•  a Contingent Deferred Sales Charge; and
•  the total variable account charges associated with the most expensive allowable combination of optional benefits that containsa CDSC (3.90%).[3]

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	$1,266	$2,404	$3,497	$6,216	$671	$1,979	$3,242	$6,216	*	$1,979	$3,242	$6,216
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	$1,053	$1,804	$2,563	$4,666	$458	$1,379	$2,308	$4,666	*	$1,379	$2,308	$4,666

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

4.	The second paragraph of the “Purpose of the Contract” subsection of the “Synopsis of the Contracts” section is replaced with the following:

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment at any time).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.  These actions include implementing new procedures and restrictions as well as not

1 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.
2 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the daily net assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.
3 The total variable account charges associated with the most expensive combination of optional benefits may be higher or lower than 3.90% depending on whether the Current Income Benefit Base is higher or lower than the daily net assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

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accepting future purchase payments.  Nationwide will provide the contract owner written notice of any actions taken to reduce risk or eliminate risk.

5.	The first paragraph of the “Capital Preservation Plus Option” subsection of the “Charges and Expenses” section is replaced with the following:

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

6.	The “Capital Preservation Plus Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the Capital Preservation Plus Lifetime Income Option is also available for election at any time after application).  The contract owner (or the annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the Lifetime Income Options are elected.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the daily net assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

7.	A “10% Lifetime Income Option” subsection of the “Charges and Expenses” section is added immediately after the “Capital Preservation Plus Lifetime Income Option” subsection as follows:

10% Lifetime Income Option

Upon the later of September 15, 2008 or the date of state approval, the 10% Lifetime Income Benefit Option is available under the contract at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  For contracts issued in the State of New York, the contract owner (or the annuitant in the case of a non-natural contract owner) must be between 57 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or  the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

8.	The “7% Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

7% Lifetime Income Option

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.)  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York. The contract owner (or the annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

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9.	The “5% Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

5% Lifetime Income Option

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The contract owner (or the annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.60% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

10.	The “Spousal Continuation Benefit” subsection of the “Charges and Expenses” section is replaced with the following:

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available in the State of New York.  The contract owner’s spouse (or the annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

11.	The chart in the “GTO Charges Assessed for Certain Optional Benefits” subsection of the “Guaranteed Term Options” section is replaced with the following:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

*For contracts issued on or after the later of September 15, 2008 or the date of state approval (which ever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

12.	The first paragraph of the “Availability” subsection of the “Capital Preservation Plus Option” section is replaced with the following:

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

13.	The “Charges” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus

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Lifetime Income Option is equal to an annualized rate of 0.75% of the daily net assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

14.	The first paragraph of the “Availability” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Availability

The Capital Preservation Plus Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the Capital Preservation Plus Lifetime Income Option is also available for election at any time after application).  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the annuitant, and all references in this option to "contract owner" shall mean annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: C Schedule Option or a Lifetime Income Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

15.	The “Enhanced Capital Preservation Plus Income Option” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Enhanced Capital Preservation Plus Lifetime Income Option.

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  The contract owner may also elect Dollar Cost Averaging for Living Benefits (see “Contract Owner Services” later in this prospectus).

16.	The “Optional Contract Benefits, Charges and Deductions” section is amended to add the following new subsections immediately before the “7% Lifetime Income Option” subsection:

Lifetime Income Options - Generally

Unlike the Capital Preservation Plus Lifetime Income Option, the 5%, 7% and 10% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the contract owner can withdraw each year.  Additionally, if the contract owner delays taking withdrawals, Nationwide will guarantee growth of the original income benefit base at a rate of 5%, 7%, or 10% simple interest annually for up to 10 years.

While the tax treatment for surrenders under withdrawal benefits such as the 5%, 7% or 10% Lifetime Income Options is not defined under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  Except in the State of New York, the age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time of application.  In the State of New York, the age of the determining life must be between 57 and 85 years old at the time of application.  For most contracts, the determining life is that of the contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the annuitant, and all references in this option to “contract owner” shall mean annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available upon the later of September 15, 2008 or the date of state approval. The 10% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

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In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit).

Election of the 10% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Currently, subsequent purchase payments are permitted under a 10% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse any subsequent purchase payments which total, in aggregate, $50,000 or more in any calendar year.  If Nationwide exercises this right, the contract owner will be notified via telephone and mail.  The entire purchase payment that causes the aggregate amount to exceed $50,000 will be returned to the contract owner unless otherwise instructed.  The return of purchase payment may result in negative tax consequences, please consult a tax advisor.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value.  Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base.  Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 10% L.Inc Anniversary plus purchase payments submitted after that 10% L.Inc Anniversary; or
(2)	the sum of the following calculations:
(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 10% of the Original Income Benefit Base for each 10% L.Inc Anniversary up to and including the 10th 10% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 10% L.Inc Anniversary, increased by a simple interest rate of 10% through the 10th 10% L.Inc Anniversary; plus

(c) Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% L.Inc Anniversary.

When a purchase payment is made on a date other than a 10% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 10% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

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Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax advisor.

At the time of the first surrender and on each 10% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit.  To avoid this, contract owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the Lifetime Withdrawal Percentage limit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or
(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to contract owner and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

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Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the contract value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that contract value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the 10% Lifetime Income Option change.

In the event one or more terms and conditions of the 10% Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the contract value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

Settlement Options

If, after beginning the lifetime income surrenders, a contract owner’s contract value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the contract owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The contract owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the contract owner;
(2)	The contract owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the contract owner qualifies after a medical examination, the contract owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the contract owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the contract owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the contract owner a lump sum equal to the contract owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

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For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the current age, sex, and health of the contract owner and joint owner, if applicable.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Protection Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the annuitant, the death benefit will be paid in accordance with the “Death Benefits” provision.  If the contract owner is not the annuitant, the contract value will be distributed in accordance with the “Required Distributions” section of “Appendix C: Contract Types and Tax Information.”

For contracts with the Spousal Protection Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The contract value will reflect the death benefit and Spousal Protection Feature.

Spousal Continuation Benefit

At the time the 10% Lifetime Income Option is elected (at time of application), the contract owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).The 10% Spousal Continuation Benefit is not available in the State of New York.  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.
(2)
Both spouses must be age 45 to begin withdrawals.  However, the Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½ unless certain exceptions are met.  Please refer to “Federal Tax Considerations” within this prospectus for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.
(4)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.
(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.
(7)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.
(8)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitantupon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the

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Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a contract owner who elects the Spousal Continuation Option will pay for the Spousal Protection Option, but not receive the benefits associated with the option.  These situations vary depending on whether or not the contract owner has begun taking surrenders from the contract.

If no surrenders have been taken from the contract, a contract owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The contract owner elects to annuitize the contract; or
(2)	The spouse dies before the contract owner.

If surrenders have been taken from the contract, a contract owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The contract owner elects to annuitize the contract;
(2)	The spouse dies before the contract owner; or
(3)	The marriage terminates due to divorce, dissolution, or annulment.

17.	The second and third paragraphs of the “7% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section are replaced with the following:

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.)  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.

The 7% Lifetime Income Option may not be elected if  a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

18.	The fifth paragraph of the “7% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Election of the 7% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to the Customer Portfolio Asset Rebalancing Service (see “Contract Owner Services”) or to a limited set of investment options currently available in the contract (see “Income Benefit Investment Options”).  Allocation request that fall outside of the Customer Portfolio Asset Rebalancing Service or to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  The contract owner may reallocate the contract value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, contract owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable. Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

19.	The “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “7% Lifetime Income Option” section is replaced with the following:

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc Anniversary plus purchase payments submitted after that 7% L.Inc Anniversary; or
(2)	the sum of the following calculations:
(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 7% of the Original Income Benefit Base for each 7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

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(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10th 7% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

20.	The “Termination of Benefit” subsection of the “7% Lifetime Income Option” section is replaced with the following:

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Protection Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the annuitant, the death benefit will be paid in accordance with the “Death Benefits” provision.  If the contract owner is not the annuitant, the contract value will be distributed in accordance with the “Required Distributions” section of “Appendix C: Contract Types and Tax Information.”

For contracts with the Spousal Protection Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The contract value will reflect the death benefit and Spousal Protection Feature.

21.	The “Spousal Continuation Benefit “ subsection of the “7% Lifetime Income Option” section is replaced with the following:

Spousal Continuation Benefit

At the time the 7% Lifetime Income Option is elected (at time of application), the contract owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The 7% Spousal Continuation Benefit is not available in the State of New York.  The current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base. The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.
(2)
Both spouses must be age 45 to begin withdrawals.  However, the Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½ unless certain exceptions are met.  Please refer to “Federal Tax Considerations” within this prospectus for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.
(4)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.
(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.
(7)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.
(8)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitantupon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

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Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a contract owner who elects the Spousal Continuation Option will pay for the Spousal Protection Option, but not receive the benefits associated with the option.  These situations vary depending on whether or not the contract owner has begun taking surrenders from the contract.

If no surrenders have been taken from the contract, a contract owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The contract owner elects to annuitize the contract; or
(2)	The spouse dies before the contract owner.

If surrenders have been taken from the contract, a contract owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The contract owner elects to annuitize the contract;
(2)	The spouse dies before the contract owner; or
(3)	The marriage terminates due to divorce, dissolution, or annulment.

22.	The second and third paragraphs of the “5% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section are replaced with the following:

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following options benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

23.	The fifth paragraph of the “5% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Election of the 5% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to one of the models available under the Custom Portfolio Asset Rebalancing Service (see “Contract Owner Services”) or to a limited set of investment options currently available in the contract (see ”Income Benefit Investment Options”). Allocation requests that fall outside of the Customer Portfolio Asset Rebalancing Service or to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  The contract owner may reallocate the contract value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, contract owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

24.	The “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “5% Lifetime Income Option” section is replaced with the following:

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

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(1)	the highest contract value on any 5% L.Inc Anniversary plus purchase payments submitted after that 5% L.Inc Anniversary; or
(2)	the sum of the following calculations:
(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 5% of the Original Income Benefit Base for each 5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% L.Inc Anniversary, increased by a simple interest rate of 5% through the 10th 5% L.Inc Anniversary; plus

(c) Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

25.	The “Spousal Continuation Benefit “ subsection of the “5% Lifetime Income Option” section is replaced with the following:

Spousal Continuation Benefit

At the time the 5% Lifetime Income Option is elected (at time of application), the contract owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The 5% Spousal Continuation Benefit is only available in the State of New York.  The current charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base. The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.
(2)
Both spouses but be age 45 to begin withdrawals.  However, the Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½ unless certain exceptions are met.  Please refer to “Federal Tax Considerations” within this prospectus for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.
(4)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.
(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.
(7)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.
(8)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitantupon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

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If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a contract owner who elects the Spousal Continuation Option will pay for the Spousal Protection Option, but not receive the benefits associated with the option.  These situations vary depending on whether or not the contract owner has begun taking surrenders from the contract.

If no surrenders have been taken from the contract, a contract owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The contract owner elects to annuitize the contract; or
(2)	The spouse dies before the contract owner.

If surrenders have been taken from the contract, a contract owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The contract owner elects to annuitize the contract;
(2)	The spouse dies before the contract owner; or
(3)	The marriage terminates due to divorce, dissolution, or annulment.

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26.	The “Income Benefit Investment Options” chart of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% L.Inc and 10% L.Inc[4]
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus Option and Enhanced Capital Preservation Plus Lifetime Income Option
4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option
5 The five year program duration is not available with this investment option.
6 The five and seven year program durations are not available with this investment option.

15

Investment Option	Available in:
	CPP [1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc 7% L.Inc and 10% L.Inc[4]
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Lehman Brothers NVIT Core Plus Bond Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X5	X
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
NVIT Mid Cap Growth Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class II	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus Option and Enhanced Capital Preservation Plus Lifetime Income Option
4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option
5 The five year program duration is not available with this investment option.
6 The five and seven year program durations are not available with this investment option.

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Investment Option	Available in:
	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc 7% L.Inc, 10% L.Inc[4]
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus Option and Enhanced Capital Preservation Plus Lifetime Income Option
4 5% Lifetime Income Option, 7% Lifetime Income Option, 10% Lifetime Income Option
5 The five year program duration is not available with this investment option.

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Investment Option	Available in:
	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc 7% L.Inc and 10% L.Inc [4]
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract owners that elect a Static Asset Allocation Model directly own sub-account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of sub-accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or “split” between one or more sub-accounts is not monitored and adjusted to reflect changing market conditions.  However, a contract owner’s investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire contract value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the “Transfers Prior to Annuitization” provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see “Appendix A: Underlying Mutual Funds.”

27.	The last paragraph of the “Minimum Initial and Subsequent Purchase Payments” subsection of the “Operation of the Contract” section is replaced with the following:

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

28.	The “Contract Owner Services” section is amended to include the following subsection immediately after the “Enhanced Fixed Dollar Cost Averaging” subsection:

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as “Dollar Cost Averaging for Living Benefits.”  Only new purchase

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3  Enhanced Capital Preservation Plus Option and Enhanced Capital Preservation Plus Lifetime Income Option
4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

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payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.

Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the standard or enhanced fixed account into other sub-accounts.  With this service, the contract owner benefits from the ability to invest in the sub-accounts over a period of time, thereby smoothing out the effects of market volatility.  The investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the fixed account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the “Income Benefits Investment Chart” earlier in this prospectus for the investment options available for these living benefits.  The dollar cost averaging rate within this program may vary depending on the benefit elected.

Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.  Nationwide will process transfers until amounts allocated to the standard or enhanced fixed account are exhausted.  Once the contract owner enters into the Dollar Cost Averaging for Living Benefits program, the contract owner may not terminate the program.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

29.	The “Custom Portfolio Asset Rebalancing Service” subsection of the “Contract Owner Services” section is replaced with the following:

For contract owners that have elected the CPP (excluding the Enhanced CPP Option), CPPLI or a Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service (“Custom Portfolio”) at no extra charge.  Custom Portfolio is an asset allocation program that contract owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers seven asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The contract owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model’s parameters, enabling the contract owner to create their own unique “Custom Portfolio.”  Only one “Custom Portfolio” may be created and in effect at a time and the entire variable account contract value must participate in the model.

Note: Contract owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the contract owner creates their “Custom Portfolio,” that contract owner’s model is static.  This means that that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible contract owners must submit the proper administrative form to Nationwide’s home office.  While Custom Portfolio is elected, contract owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for contract owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for contract owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for contract owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for contract owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for contract owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.

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Moderately Aggressive:	Designed for contract owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:
Designed for contract owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.  This model is only available for contracts that elected CPP (excluding the Enhanced CPP Option) CPPLI Options.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to contract owners at the time Custom Portfolio is elected.  At that time, contract owners elect their model and the specific underlying mutual funds and percentages that will comprise their “Custom Portfolio.”

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the variable account contract value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the contract owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last valuation date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new “Custom Portfolio” within that new model.  Contract owners who have elected the CPP Lifetime Income Option and the CPP Option (excluding the Enhanced CPP Option) are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, contract owners must submit new allocation instructions to Nationwide’s home office in writing on Nationwide’s administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the “Transfer Restrictions” provision.

Nationwide reserves the right to limit the number of model changes a contract owner can make each year.

Terminating Participation in Custom Portfolio

Contract owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide’s home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Lifetime Income Option, as applicable.  Termination is effective on the date the termination request is received at Nationwide’s home office in good order.

30.	A third paragraph is added in the “Death Benefit calculations” subsection of the “Death Benefits” section as follows:

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the “Operation of the Contract” section for additional information.

31.	A third paragraph is added in the “Annuity Payment Options” section as follows:

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the “Operation of the Contract” section for additional information.

32.	The “Legal Proceedings” section is replaced with the following:

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial position or results of operations in a particular period.

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In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on Nationwide’s consolidated financial position or results of operations in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, Nationwide and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. On April 15, 2008, the Court remanded this case back to state court in Jefferson County, Alabama. On May 12, 2008, Nationwide filed a motion to dismiss.  Nationwide and NRS continue to defend this lawsuit vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiff seeks to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and

21

loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, Nationwide filed a motion to dismiss.  On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. Nationwide continues to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion. NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy.  The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. On May 16, 2008, the parties filed their briefs on Nationwide’s motion for summary judgment on the voluntary payment doctrine or, in the alternative, decertification. Additional briefs were filed on June 20, 2008.  Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held

22

(through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and Nationwide’s claim that it could recover any “disgorgement remedy” from plan sponsors.  On April 25, 2008, NFS and Nationwide filed their opposition to the plaintiffs’ motion for class certification. NFS and Nationwide continue todefend this lawsuit vigorously.

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Nationwide Life Insurance Company:
•  Nationwide Variable Account –II
•  Nationwide Variable Account –4
•  Nationwide Variable Account –6
•  Nationwide Variable Account –7
•  Nationwide Variable Account –9
•  Nationwide Variable Account –12
•  Nationwide Variable Account –13
•  Nationwide Variable Account –14
•  Multi-Flex Variable Account

Nationwide Life and Annuity Insurance Company • Nationwide VA Separate Account –C • Nationwide VA Separate Account –D
Prospectus supplement dated September 1, 2008 to
Prospectus dated May 1, 2008

Prospectus dated June 1, 2008

Prospectus dated May 9, 2008

Prospectus dated June 19, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

A “Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal” subsection of the “Federal Tax Considerations” section is added immediately after the “Non-Qualified Contracts – Non-Natural Persons as Contract Owners” subsection as follows:

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

        PROS-0031

The Best of America Choice Venue Annuity® II

Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2008.
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 66.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information ) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense. This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional asset-based fees that the contract owner will pay as a result of the increased contract value due to the credits.  A contract without credits may cost less.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class B

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II*

Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Service Class 2*
•	VIP Freedom 2010 Portfolio: Service Class 2
•	VIP Freedom 2020 Portfolio: Service Class 2
•	VIP Freedom 2030 Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2*
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class VI†
•	Gartmore NVIT International Equity Fund: Class VI
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class I (Formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Health Sciences Fund: Class VI† (Formerly, Nationwide NVIT Global Health Sciences Fund: Class VI†)
•	NVIT Investor Destinations Funds: Class II (Formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT International Index Fund: Class VIII†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Mid Cap Growth Fund: Class II (Formerly, Nationwide NVIT Mid Cap Growth Fund: Class II)
•	NVIT Money Market Fund: Class I (Formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager International Value Fund: Class VI† (Formerly, NVIT International Value Fund: Class VI†)
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth: Class II (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth: Class II)
•	NVIT Multi-Manager Small Cap Value Fund: Class II (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II)
•	NVIT Multi-Manager Small Company Fund: Class II (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class II)
•	NVIT Nationwide Fund: Class II
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class VI† (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class VI†)
•	NVIT U.S. Growth Leaders Fund: Class II (Formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class II)
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA:
Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund® /VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA:
Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class IV†
•	American Century VP Vista Fund: Class II

Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class II

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II

Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Janus Aspen Series
•	Balanced Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares*

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust ("NVIT")
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2

Janus Aspen Series
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class II
•	Gartmore NVIT Global Utilities Fund: Class II
•	NVIT Global Financial Services Fund: Class II (Formerly, Nationwide NVIT Global Financial Services Fund: Class II)
•	NVIT Health Sciences Fund: Class II (Formerly, Nationwide NVIT Global Health Sciences Fund: Class II)
•	NVIT Multi-Manager International Value Fund: Class II (Formerly, NVIT International Value Fund: Class II)
•	NVIT Technology and Communications Fund: Class II (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class II)

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares

Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments are scheduled to begin.

Annuity commencement date - The date on which annuity payments begin.

Annuity unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value - The value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base– For purposes of the Lifetime Income Options, the value that is used to determine how much the contract owner can withdraw from the contract each year. This value is multiplied by the lifetime income percentage to arrive at the benefit amount for any given year.

Fixed account - An investment option that is funded by Nationwide’s general account.

FDIC - Federal Deposit Insurance Corporation.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account– A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.

Net asset value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option - Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	5
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	11
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	13
Financial Statements	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	17
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk and Administrative Charges
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	21
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Removal of Variable Account Charges	44
Ownership and Interests in the Contract	44
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	45
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization

Table of Contents (continued)	Page
Transfers After Annuitization
Right to Examine and Cancel	49
Surrender (Redemption) Prior to Annuitization	50
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	50
Surrenders Under Certain Plan Types	50
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	51
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	52
Contract Owner Services	53
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Custom Portfolio Asset Rebalancing Service
Death Benefits	56
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	60
Annuitizing the Contract	60
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	61
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	62
Legal Proceedings	62
Table of Contents of Statement of Additional Information	66
Appendix A: Underlying Mutual Funds	67
Appendix B: Condensed Financial Information	80
Appendix C: Contract Types and Tax Information	117

Contract Expenses
The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee								$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)								5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)								1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.30%
Administrative Charge	0.20%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20%[6] 1.70%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.20% 1.70%
Combination Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.35%[7] 1.85%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.30%[8] 1.80%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.20%[9] 1.70%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%[10] 1.85%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%.[11]
1.00%[12] 2.50%
Capital Preservation Plus Option (available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%[13] 2.00%
Additional Optional Riders (as a percentage of the Current Income Benefit Base)[14]
5% Lifetime Income Option (available in New York only)	1.00%[15]
7% Lifetime Income Option (not available in New York)	1.00%[16]
Spousal Continuation Benefit (including this option and either the 5% or 7% Lifetime Income Option only)	0.15%[17]

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.30%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Lifetime Income Option	1.00%
Maximum Possible Total Variable Account Charges	3.40%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.46%	2.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Range of CDSC over time:
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
6 The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.
7 The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.
8 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.
9 For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the daily net assets of the variable account.
10 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.
11 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.
12 Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  The Capital Preservation Plus Lifetime Income Option is not available if either of the following optional benefits is elected: the Lifetime Income Option or the Capital Preservation Plus Option.  Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

13 If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued.  The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.
14 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.
15 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the Current Income Benefit Base.
16 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the Current Income Benefit Base.
17 The Spousal Continuation Benefit is only available for election if and when either the 5% or the 7% Lifetime Income Option are elected.  The charge associated with the Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a Contingent Deferred Sales Charge; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,213	2,258	3,275	5,865	618	1,833	3,020	5,865	*	1,833	3,020	5,865
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	1,000	1,652	2,320	4,230	405	1,227	2,065	4,230	*	1,227	2,065	4,230

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity**	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in all states.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.30% of the daily net assets of the variable account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the daily net assets of the variable account.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charges*
One-Month Enhanced Death Benefit II Option[1]	0.20%
One-Month Enhanced Death Benefit Option[2]	0.20%
Combination Enhanced Death Benefit II Option[3]	0.35%
Combination Enhanced Death Benefit Option[4]	0.30%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit is only available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004, (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at the time of application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 7% Lifetime Income Option or the 5% Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the CPP Lifetime Income Option may only be elected at the time of application.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected:  the 7% Lifetime Income Option, the 5% Lifetime Income Option or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  Currently, the interest rate deduction is 0.60%.

7% Lifetime Income Option

For contracts issued on or after September 1, 2007, the 7% Lifetime Income Option may only be elected at the time of application.  Contracts issued between May 1, 2007 and September 1, 2007 may not elect the 7% Lifetime Income Benefit Option.  For contracts issued prior to May 1, 2007, the 7% Lifetime Income Option may be elected at any time.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: 5% Lifetime Income Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 7% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 7% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

Effective, May 1, 2007, the 5% Lifetime Income Option may only be elected at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 7% Lifetime Income Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 5% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.60% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 5% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when either the 5% or the 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the Lifetime Income Option you elected.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free-look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See "Right to Examine and Cancel" later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying mutual funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information. Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

*Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Beneficiary Protector II Option, a charge is assessed to assets in the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Beneficiary Protector II Option, payments or transfers made to the fixed account will be assessed a fee of 0.35%.  Consequently, the interest rate of return credited to assets in the fixed account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.30% of the daily net assets of the variable account   The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the daily net assets of the variable account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract’s basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions, The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 22).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 22); or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the contract value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	Optional benefits must be elected at the time of application;

(2)	Optional benefits, once elected, may not be terminated; and

(3)	The charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, an applicant may elect a death benefit option.  The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:   the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 57.

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option.  Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that this option has no restriction on the annuitant's age and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).  Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (see the "Death Benefit Calculations" section for a description of this value).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 57.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the  Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option.  Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available.  The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the daily net assets of the variable account) and this option is available for applicants with annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option.  For contracts that elected the Spousal Protection Annuity Option prior to state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

The charge associated with this option is assessed on variable account allocations only.  Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized. Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant’s age at the time of application and, if applicable, the co-annuitant’s age at the time of the first annuitant’s death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	terminate the contract; or

(b)	continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant’s death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant’s death.  If the co-annuitant is older than age 75 at the date of the first annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the co-annuitant is age 70 or younger at the time of the first annuitant’s death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant’s death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTOs among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If available, the CPP Option may only be elected at the time of application.  The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 7% Lifetime Income Option  or the 5% Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.	the fixed account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (see "Contract Owner Services"); or

b.	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see "Contract Owner Services”); or

c.	any combination of the underlying mutual funds listed under the section “Income Benefit Investment Options” found later in this prospectus.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the CPP program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Nationwide Allocation Architect and/or the Custom Portfolio Asset Rebalancing Service are available as a Non-Guaranteed Term Option, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service, the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service or Custom Portfolio Asset Rebalancing Service to the CPP investment options, all sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the contract owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days before the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days before the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, at the end of the CPP program period, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the contract value may be  allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%.  Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate.  Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

For contracts issued on or after May 1, 2007, the CPP Lifetime Income Option may only be elected at the time of application.  For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option can be elected within 60 days after the contract issue date. The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant.  The CPP Lifetime Income Option is not available if either of the following optional benefits is elected: Lifetime Income Option or the CPP Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option.  Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero.  After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.

Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount).  Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, and any portion of the contract value has been allocated to a GTO, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the contract value.  Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.  For specific information about rights of succession, please consult your registered representative or call Nationwide’s service center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection).  As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

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Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

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For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the contract value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

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The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

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The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

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Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 90 days before the end of the period.  An additional notice will be sent (approximately 60 days before the periods end) that will include a list of the limited investment options available.  The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the contract value and not the amount of the withdrawal request.  Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

    Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000.

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any contract value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:
•	A full surrender of the contract value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the contract owner results in the contract being continued, i.e., does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

For contracts issued on or after September 1, 2007, the 7% Lifetime Income Option may only be elected at the time of application. Contracts issued between May 1, 2007 and September 1, 2007 may not elect the 7% Lifetime Income Benefit Option. For contracts issued prior to May 1, 2007, the 7% Lifetime Income Option may be elected at any time. The 7% Lifetime Income Option is not available in the state of New York.

The 7% Lifetime Income Options may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 5% Lifetime Income Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the “7% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under a 7% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the 7% Lifetime Income Option is added to the contract, the original Income Benefit Base is equal to the contract value. When the Income Benefit Base is first calculated and each time it is recalculated, as described below, this is known as your Current Income Benefit Base.  For the first 10 years after the 7% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the sum of the following (the “7% simple interest calculation”):

(a)	the original Income Benefit Base, plus 7% of the original Income Benefit Base for each attained 7% L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the 7% Lifetime Income Option is elected, plus 7% of such purchase payments or credits for each attained 7% L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first 7% L.Inc anniversary for  contracts issued on or after September 1, 2007.

After the 10th 7% L.Inc anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc anniversary plus purchase payments submitted and credits applied after that 7% L.Inc anniversary; or

(2)	the simple interest calculation calculated on the 10th 7% L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th 7% L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the  Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	7% Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each 7% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 7% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 7% Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 7% Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 7% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit" provision if the gross surrender exceeds the 7% Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 7% Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-spousal beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit amount will reduce your remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

If the terms and conditions of the 7% Lifetime Income Option have not changed and the contract value exceeds the existing Current Income Benefit Base on a 7% L.Inc anniversary, Nationwide will automatically reset the Income Benefit Base to become your new Current Income Benefit Base.  If the terms and conditions of 7% Lifetime Income Option have changed, Nationwide will provide the contract owner with the contract value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.

The automatic reset privilege will cease anytime the terms and conditions of the 7% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 7% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 7% Lifetime Income Option charge.  If the contract owner does not elect to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary date, the Current Income Benefit Base and 7% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the Current Income Benefit Base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the

Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Taxation of Surrenders under the 7% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Lifetime Income Options are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

Spousal Continuation Benefit

For an additional charge of 0.15% of the Current Income Benefit Base, the contract owner can elect, at the time either Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

5% Lifetime Income Options

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

Currently, the 5% Lifetime Income Option is only available in the state of New York.

The 5% Lifetime Income Options may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 7% Lifetime Income Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.  For any contract owner participating in a dollar cost averaging program that elects this option after the contract issue date the dollar cost averaging program will be terminated.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the

Current Income Benefit Base.  The current charge for the 5% Lifetime Income Options is 0.60% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the “5% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under a 5% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the 5% Lifetime Income Option is added to the contract, the original Income Benefit Base is equal to the contract value. When the Income Benefit Base is first calculated and each time it is recalculated, as described below, this is known as your Current Income Benefit Base. For the first 10 years after the 5% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc anniversary plus purchase payments submitted and credits applied after that 5% L.Inc anniversary; or

(2)	the sum of the following (the “simple interest calculation”):

(a)	the original Income Benefit Base, plus 5% of the original Income Benefit Base for each attained 5% L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the 5% Lifetime Income Option is elected, plus 5% of such purchase payments or credits for each attained 5% L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first 5% L.Inc anniversary.

After the 10th 5% L.Inc anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc anniversary plus purchase payments submitted and credits applied after that 5% L.Inc anniversary; or

(2)	the simple interest calculation calculated on the 10th 5% L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th 5% L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Current Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Income Benefit Base.

Lifetime Income Surrenders

At any time after the 5% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	5% Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 5% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 5% Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 5% Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 5% Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-spousal beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit amount will reduce your remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

Nationwide permits contract owners to elect to automatically reset the Current  Income Benefit Base on each 5% L.Inc anniversary after the first surrender from the contract.  For those who do not elect to automatically reset their Current Income Benefit Base, if the contract value exceeds the Current Income Benefit Base, the contract owner will have the opportunity to instruct Nationwide to reset the Current Income Benefit Base to equal the current contract value.  Nationwide will provide the contract owner with the contract value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the Current Income Benefit Base.  If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the  Current Income Benefit Base.

A contract owner’s election to automatically reset the Current Income Benefit Base or the automatic reset provisions included in contracts issued on or after May 1, 2007 will cease anytime the terms and conditions of the 5% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 5% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the contract owner does not elect to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary date, the Current Income Benefit Base and 5% Lifetime Income Option charges will not change.

Contract owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the Current Income Benefit Base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Taxation of Surrenders under the 5% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Lifetime Income Options are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

Spousal Continuation Benefit

For an additional charge of 0.15% of the Current Income Benefit Base, the contract owner can elect, at the time either Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option
4 5% Lifetime Income Option and 7% Lifetime Income Option
5 The five year program duration is not available with this investment option.
6 The five and seven year program durations are not available with this investment option.

	CPP [1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Lehman Brothers NVIT Core Plus Bond Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X5	X
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
NVIT Mid Cap Growth Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class II	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option
4 5% Lifetime Income Option and 7% Lifetime Income Option
5 The five year program duration is not available with this investment option.
6 The five and seven year program durations are not available with this investment option.

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option
4 5% Lifetime Income Option and 7% Lifetime Income Option
5 The five year program duration is not available with this investment option.

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc [4]
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

1 Capital Preservation Plus Option
2 Capital Preservation Plus Lifetime Income Option
3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option
4 5% Lifetime Income Option and 7% Lifetime Income Option

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 1.85% until the second benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.50%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.85% will have a lower unit value than sub-account X with charges of 1.50% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected) (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  No change will be effective unless and until it is received and recorded at Nationwide’s home office. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity**	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for contracts issued prior to September 25, 2007 and certain state Option Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Nationwide’s consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z’s contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the contract owner’s household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders, or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contact owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account;

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)	is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 3.55% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed  after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)  they have been identified as engaging in harmful trading practices; and
(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account  interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the fixed account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request. If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

In some states, Nationwide will allocate initial purchase payments to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”).

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional

Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the

•	Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2

•	Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class

•	NVIT Government Bond Fund: Class I

•	NVIT Investor Destinations Conservative Fund: Class II

•	NVIT Money Market Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Service Shares

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging Program.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.  Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the purchase payment equals $100,000 and the initial free withdrawal (“w/d”) equals $20,000.

Withdrawal in year 1                                    $20,000
Less free withdrawal                                     $15,000
Premium w/d subject to CDSC                    $  5,000

Withdrawal in year 2                                    $20,000
Less free withdrawal                                    $14,250 = 0.15*
        ($100,000 - $5,000)
Premium w/d subject to CDSC                   $  5,750

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Nationwide Allocation Architect

NAA is not available for contracts issued on or after May 1, 2008, or to contract owners that did not elect NAA prior to May 1, 2008.

NAA will continue to be available to contract owners that elected NAA prior to May 1, 2008.  While these contract owners can continue to invest in NAA and transfer between NAA models, if the contract owner terminates participation in NAA the contract owner will not be able to re-elect NAA in the future.

Prior to annuitization Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of these available models:
•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation
•	Moderately Aggressive; and
•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.   Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Custom Portfolio Asset Rebalancing Service

The Custom Portfolio Asset Rebalancing Service is a tool you can use to build your own custom portfolio. First, with the help of your financial professional, you determine your investment goals and your risk profile. Then you find the portfolio that best matches your investment goals and risk profile. Lastly, you customize that portfolio by selecting the funds in each assets class comprising your portfolio. The result is your own customized portfolio. Please note that other companies may offer portfolios with similar names (i.e. “Conservative,” “Moderately Conservative” etc.) but those portfolios may not have the same percentage of asset classes.

Nationwide may make the Custom Portfolio Asset Rebalancing Service available for use by contract owners who have elected the CPP Lifetime Income Option or the Lifetime Income Option. This service is an asset rebalancing program with pre-selected asset categories determined by a independent third party from which you can choose underlying funds.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Nationwide home office. You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.

You should consult a qualified financial adviser to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Nationwide home office by way of a Custom Portfolio Asset Rebalancing Service administrative form. Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a “transfer event” as specified under the Transfer Restrictions section.

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the variable account contract value according to your current Custom Portfolio allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio is not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio

Participation in the Custom Portfolio service may be terminated upon your written request. You must reallocate your contract value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the “Annuity Payment Options” section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option.  The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.  This option is the same as the One-Month Enhanced Death Benefit II Option except that this option has no restriction on the annuitant's age and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option.  The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
   (a)     if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the contract owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)     if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.  This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and is available for applicants with annuitants age 80 or younger at the time of application.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants)  unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date.  There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5%  for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $25.  The payment frequency will be changed to an interval that will result in payments of at least $25.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

This general distribution, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 3330
Securities Act of 1933 Registration File No. 333-104510

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; AIM Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.50%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 3.40%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:	1-800-848-6331, TDD 1-800-238-3035
writing:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:	www.nationwide.com

The following funds were added to the variable account effective May 1, 2008, therefore, no Condensed Financial Information is available:

•	Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Nationwide Variable Insurance Trust ("NVIT") - Gartmore NVIT International Equity: Class VI
•	Nationwide Variable Insurance Trust ("NVIT") - Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Balanced Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderate Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager International Growth Fund: Class VI
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Van Kampen NVIT Real Estate Fund: Class II

No Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.728058	17.698833	-0.16%	125,908	2007
	15.935087	17.728058	11.25%	128,557	2006
	15.344172	15.935087	3.85%	179,537	2005
	14.054469	15.344172	9.18%	127,335	2004
	10.000000	14.054469	40.54%	19,875	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.625489	17.195532	10.05%	33,648	2007
	14.956719	15.625489	4.47%	32,136	2006
	13.984209	14.956719	6.95%	44,554	2005
	13.351626	13.984209	4.74%	19,901	2004
	10.000000	13.351626	33.52%	4,307	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.526618	21.260802	8.88%	24,077	2007
	17.051255	19.526618	14.52%	26,918	2006
	15.842196	17.051255	7.63%	55,613	2005
	13.952921	15.842196	13.54%	44,827	2004
	10.000000	13.952921	39.53%	1,910	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.787012	18.370232	3.28%	54,525	2007
	15.435528	17.787012	15.23%	59,926	2006
	14.981350	15.435528	3.03%	64,727	2005
	13.674879	14.981350	9.55%	81,031	2004
	10.000000	13.674879	36.75%	28,204	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.483276	20.482521	0.00%	11,532	2007
	18.208430	20.483276	12.49%	14,972	2006
	17.335345	18.208430	5.04%	18,505	2005
	14.780072	17.335345	17.29%	20,175	2004
	10.000000	14.780072	47.80%	12,682	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.674024	17.332005	-1.94%	15,368	2007
	15.359858	17.674024	15.07%	18,895	2006
	14.919143	15.359858	2.95%	19,114	2005
	13.454487	14.919143	10.89%	19,457	2004
	10.000000	13.454487	35.54%	9,068	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.076208	23.316567	16.14%	16,930	2007
	16.338440	20.076208	22.88%	19,254	2006
	14.664519	16.338440	11.41%	19,254	2005
	12.971311	14.664519	13.05%	21,553	2004
	10.000000	12.971311	29.71%	4,046	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.394583	17.876609	16.12%	11,249	2007
	12.516263	15.394583	23.00%	10,875	2006
	11.247161	12.516263	11.28%	13,482	2005
	10.000000	11.247161	12.47%	7,832	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.257079	12.740429	-3.90%	58,589	2007
	11.194253	13.257079	18.43%	45,685	2006
	10.000000	11.194253	11.94%	28,591	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.563493	16.143282	19.02%	31,753	2007
	14.252466	13.563493	-4.83%	49,391	2006
	14.188706	14.252466	0.45%	40,189	2005
	13.025383	14.188706	8.93%	20,849	2004
	10.000000	13.025383	30.25%	10,571	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.405107	17.165096	-6.74%	130,981	2007
	15.772384	18.405107	16.69%	130,305	2006
	15.270588	15.772384	3.29%	120,546	2005
	13.578460	15.270588	12.46%	50,194	2004
	10.000000	13.578460	35.78%	21,482	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II- Q/NQ	12.163504	16.715944	37.43%	32,416	2007
	11.341640	12.163504	7.25%	10,092	2006
	10.000000	11.341640	13.42%	1,478	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.853838	11.705089	7.84%	140,035	2007
	10.846500	10.853838	0.07%	148,307	2006
	10.841796	10.846500	0.04%	215,455	2005
	10.402441	10.841796	4.22%	293,246	2004
	10.000000	10.402441	4.02%	23,642	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.800722	20.352832	-2.15%	29,934	2007
	18.456803	20.800722	12.70%	30,453	2006
	17.473166	18.456803	5.63%	28,736	2005
	14.554031	17.473166	20.06%	16,087	2004
	10.000000	14.554031	45.54%	9,499	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.870274	17.445224	3.41%	198,557	2007
	14.865926	16.870274	13.48%	227,058	2006
	14.450953	14.865926	2.87%	254,207	2005
	13.294674	14.450953	8.70%	148,215	2004
	10.000000	13.294674	32.95%	29,905	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.348178	16.152511	5.24%	54,246	2007
	13.408091	15.348178	14.47%	59,990	2006
	13.073375	13.408091	2.56%	142,196	2005
	12.664983	13.073375	3.22%	91,051	2004
	10.000000	12.664983	26.65%	20,157	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.977355	13.961310	-12.62%	8,968	2007
	15.668356	15.977355	1.97%	9,469	2006
	15.068991	15.668356	3.98%	9,925	2005
	13.776744	15.068991	9.38%	12,011	2004
	10.000000	13.776744	37.77%	9,013	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.998639	15.091042	-11.22%	3,617	2007
	14.814637	16.998639	14.74%	4,304	2006
	14.354035	14.814637	3.21%	4,677	2005
	13.308187	14.354035	7.86%	5,298	2004
	10.000000	13.308187	33.08%	4,396	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.616649	16.864129	7.99%	6,447	2007
	13.692793	15.616649	14.05%	6,373	2006
	13.668997	13.692793	0.17%	6,297	2005
	12.955995	13.668997	5.50%	5,680	2004
	10.000000	12.955995	29.56%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ- Q/NQ	10.291629	9.985894	-2.97%	347	2007
	10.000000	10.291629	2.92%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.617292	10.994700	3.55%	167,302	2007
	10.371973	10.617292	2.37%	178,377	2006
	10.426582	10.371973	-0.52%	146,421	2005
	10.245244	10.426582	1.77%	115,310	2004
	10.000000	10.245244	2.45%	67,025	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.121951	22.092384	15.53%	526,320	2007
	17.420820	19.121951	9.76%	538,766	2006
	15.161375	17.420820	14.90%	397,969	2005
	13.366029	15.161375	13.43%	225,249	2004
	10.000000	13.366029	33.66%	75,850	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2- Q/NQ	15.369624	22.047199	43.45%	56,917	2007
	13.379879	15.369624	14.87%	33,744	2006
	10.000000	13.379879	33.80%	12,911	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.450310	18.403288	-0.25%	252,986	2007
	15.617957	18.450310	18.14%	268,721	2006
	15.018503	15.617957	3.99%	227,904	2005
	13.707361	15.018503	9.57%	188,993	2004
	10.000000	13.707361	37.07%	58,180	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.537307	12.320382	6.79%	52,584	2007
	10.688536	11.537307	7.94%	49,269	2006
	10.000000	10.688536	6.89%	28,118	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.098298	13.103549	8.31%	4,579	2007
	10.995042	12.098298	10.03%	3,551	2006
	10.000000	10.995042	9.95%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.461790	13.633841	9.41%	2,098	2007
	11.203073	12.461790	11.24%	1,714	2006
	10.000000	11.203073	12.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.347522	19.146049	24.75%	101,418	2007
	14.619738	15.347522	4.98%	86,708	2006
	14.067646	14.619738	3.92%	86,653	2005
	13.849434	14.067646	1.58%	58,224	2004
	10.000000	13.849434	38.49%	24,003	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.886936	11.160695	2.51%	553,012	2007
	10.613244	10.886936	2.58%	343,712	2006
	10.574067	10.613244	0.37%	128,358	2005
	10.303396	10.574067	2.63%	138,716	2004
	10.000000	10.303396	3.03%	16,849	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.658101	25.739378	13.60%	276,789	2007
	20.464047	22.658101	10.72%	346,561	2006
	17.603288	20.464047	16.25%	320,620	2005
	14.336397	17.603288	22.79%	170,150	2004
	10.000000	14.336397	43.36%	76,866	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.412859	25.839336	15.29%	19,927	2007
	19.319603	22.412859	16.01%	21,812	2006
	16.511591	19.319603	17.01%	25,357	2005
	14.793419	16.511591	11.61%	50,597	2004
	10.000000	14.793419	47.93%	36,482	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.961066	17.249366	15.30%	137,235	2007
	12.891829	14.961066	16.05%	172,012	2006
	11.021859	12.891829	16.97%	224,413	2005
	10.000000	11.021859	10.22%	129,864	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.511165	22.339573	3.85%	41,767	2007
	18.824378	21.511165	14.27%	47,065	2006
	18.657454	18.824378	0.89%	46,141	2005
	16.638834	18.657454	12.13%	39,686	2004
	10.000000	16.638834	66.39%	6,841	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.104529	11.347958	2.19%	224,231	2007
	10.000000	11.104529	11.05%	103,528	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.934138	16.230465	-4.16%	268,767	2007
	14.677976	16.934138	15.37%	328,035	2006
	14.407223	14.677976	1.88%	381,661	2005
	13.177260	14.407223	9.33%	223,647	2004
	10.000000	13.177260	31.77%	27,376	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.673902	20.838949	-3.85%	122,406	2007
	18.809032	21.673902	15.23%	126,230	2006
	17.555543	18.809032	7.14%	110,215	2005
	14.402664	17.555543	21.89%	53,905	2004
	10.000000	14.402664	44.03%	10,437	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	16.004509	20.286847	26.76%	53,902	2007
	12.676816	16.004509	26.25%	62,648	2006
	10.000000	12.676816	26.77%	30,032	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.861110	23.722483	13.72%	19,662	2007
	17.438189	20.861110	19.63%	20,368	2006
	16.068940	17.438189	8.52%	23,905	2005
	13.763401	16.068940	16.75%	32,352	2004
	10.000000	13.763401	37.63%	22,366	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.938890	16.986332	13.71%	397,466	2007
	12.486051	14.938890	19.64%	330,957	2006
	11.509431	12.486051	8.49%	192,786	2005
	10.000000	11.509431	15.09%	73,229	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3- Q/NQ	10.873883	11.891510	9.36%	83,887	2007
	9.782619	10.873883	11.16%	57,285	2006
	10.000000	9.782619	-2.17%	1,562	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.187133	15.410684	8.62%	37,241	2007
	13.044049	14.187133	8.76%	35,386	2006
	12.299857	13.044049	6.05%	36,219	2005
	11.530862	12.299857	6.67%	36,232	2004
	10.000000	11.530862	15.31%	25,707	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.261496	23.229688	34.58%	18,485	2007
	16.059602	17.261496	7.48%	7,631	2006
	14.484651	16.059602	10.87%	6,190	2005
	12.465371	14.484651	16.20%	6,431	2004
	10.000000	12.465371	24.65%	2,757	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.798006	17.559274	4.53%	31,395	2007
	15.395190	16.798006	9.11%	35,493	2006
	14.091268	15.395190	9.25%	34,304	2005
	12.178822	14.091268	15.70%	36,392	2004
	10.000000	12.178822	21.79%	10,393	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.601309	39.845727	26.09%	3,638	2007
	21.878975	31.601309	44.44%	4,423	2006
	16.834176	21.878975	29.97%	4,646	2005
	14.399651	16.834176	16.91%	5,417	2004
	10.000000	14.399651	44.00%	5,770	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.389021	26.980652	26.14%	54,744	2007
	14.801813	21.389021	44.50%	38,358	2006
	11.382164	14.801813	30.04%	2,910	2005
	10.000000	11.382164	13.82%	1,988	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.245588	10.572577	3.19%	474,174	2007
	9.981752	10.245588	2.64%	327,800	2006
	9.989171	9.981752	-0.07%	172,876	2005
	10.062877	9.989171	-0.73%	185,260	2004
	10.000000	10.062877	0.63%	16,371	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.705122	16.080133	9.35%	140,845	2007
	13.912238	14.705122	5.70%	152,562	2006
	13.550739	13.912238	2.67%	225,225	2005
	12.622915	13.550739	7.35%	141,692	2004
	10.000000	12.622915	26.23%	23,821	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.463204	19.565668	5.97%	143,722	2007
	15.554069	18.463204	18.70%	134,800	2006
	14.831129	15.554069	4.87%	109,006	2005
	13.112910	14.831129	13.10%	34,542	2004
	10.000000	13.112910	31.13%	16,798	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.701067	15.543881	-1.00%	13,281	2007
	15.144158	15.701067	3.68%	13,444	2006
	14.941199	15.144158	1.36%	11,216	2005
	13.558368	14.941199	10.20%	5,806	2004
	10.000000	13.558368	35.58%	434	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.146851	14.381228	1.66%	259,134	2007
	11.633235	14.146851	21.61%	172,259	2006
	10.000000	11.633235	16.33%	15,541	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	18.105333	21.790850	20.36%	3,570	2007
	16.056832	18.105333	12.76%	5,612	2006
	14.371353	16.056832	11.73%	5,439	2005
	12.574042	14.371353	14.29%	5,787	2004
	10.000000	12.574042	25.74%	4,379	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.616787	12.805923	1.50%	14,670	2007
	11.545836	12.616787	9.28%	16,034	2006
	10.000000	11.545836	15.46%	7,233	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.114937	17.080312	5.99%	388,211	2007
	14.388098	16.114937	12.00%	260,719	2006
	13.669252	14.388098	5.26%	55,998	2005
	12.250550	13.669252	11.58%	24,200	2004
	10.000000	12.250550	22.51%	1,442	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.451726	10.926297	4.54%	1,054,194	2007
	10.000000	10.451726	4.52%	517,091	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.433824	10.582931	1.43%	117,718	2007
	10.000000	10.433824	4.34%	27,836	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.734006	12.090799	12.64%	145,718	2007
	10.000000	10.734006	7.34%	54,435	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.261053	11.308815	10.21%	289,188	2007
	10.000000	10.261053	2.61%	111,552	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.792857	-2.07%	122,205	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.216296	14.440825	1.58%	46,831	2007
	13.048580	14.216296	8.95%	53,179	2006
	12.938758	13.048580	0.85%	69,671	2005
	11.931120	12.938758	8.45%	57,966	2004
	10.000000	11.931120	19.31%	12,466	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.369143	11.552447	1.61%	75,514	2007
	10.435727	11.369143	8.94%	93,292	2006
	10.000000	10.435727	4.36%	91,968	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	34.668051	49.576391	43.00%	2,414	2007
	25.818435	34.668051	34.28%	2,613	2006
	19.806685	25.818435	30.35%	4,055	2005
	16.696081	19.806685	18.63%	6,952	2004
	10.000000	16.696081	66.96%	4,735	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.608665	29.523513	43.26%	76,011	2007
	15.320839	20.608665	34.51%	69,031	2006
	11.739471	15.320839	30.51%	61,860	2005
	10.000000	11.739471	17.39%	20,866	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.463962	26.563640	18.25%	220	2007
	16.606134	22.463962	35.28%	219	2006
	15.875972	16.606134	4.60%	224	2005
	12.440545	15.875972	27.61%	1,355	2004
	10.000000	12.440545	24.41%	1,208	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.879748	21.245720	-2.90%	676	2007
	18.496985	21.879748	18.29%	676	2006
	16.949603	18.496985	9.13%	680	2005
	14.249088	16.949603	18.95%	680	2004
	10.000000	14.249088	42.49%	377	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.601174	11.188756	5.54%	590,019	2007
	10.414200	10.601174	1.80%	430,578	2006
	10.238215	10.414200	1.72%	171,967	2005
	10.065763	10.238215	1.71%	140,901	2004
	10.000000	10.065763	0.66%	123,118	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.778995	17.549659	11.22%	4,948	2007
	15.638049	15.778995	0.90%	4,993	2006
	14.674063	15.638049	6.57%	4,997	2005
	13.849764	14.674063	5.95%	6,087	2004
	10.000000	13.849764	38.50%	4,473	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.589601	11.783386	11.27%	21,852	2007
	10.496681	10.589601	0.89%	24,798	2006
	9.845351	10.496681	6.62%	26,800	2005
	10.000000	9.845351	-1.55%	6,333	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.853520	11.693487	7.74%	8,414	2007
	10.000000	10.853520	8.54%	8,414	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.789358	12.236402	3.79%	153,253	2007
	11.273492	11.789358	4.58%	154,514	2006
	11.078342	11.273492	1.76%	185,275	2005
	10.747049	11.078342	3.08%	161,007	2004
	10.000000	10.747049	7.47%	18,838	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.300458	13.867459	4.26%	388,112	2007
	12.453507	13.300458	6.80%	444,216	2006
	12.099836	12.453507	2.92%	380,118	2005
	11.463419	12.099836	5.55%	270,252	2004
	10.000000	11.463419	14.63%	50,259	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.019422	15.630125	4.07%	1,355,851	2007
	13.692941	15.019422	9.69%	1,368,190	2006
	13.195663	13.692941	3.77%	915,211	2005
	12.230307	13.195663	7.89%	513,874	2004
	10.000000	12.230307	22.30%	250,991	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.169154	17.950280	4.55%	869,061	2007
	15.217195	17.169154	12.83%	763,448	2006
	14.427898	15.217195	5.47%	333,789	2005
	13.067345	14.427898	10.41%	145,781	2004
	10.000000	13.067345	30.67%	38,122	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.885516	19.708994	4.36%	189,800	2007
	16.405054	18.885516	15.12%	166,269	2006
	15.430298	16.405054	6.32%	140,504	2005
	13.738255	15.430298	13.32%	89,098	2004
	10.000000	13.738255	37.38%	31,177	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.640679	17.820429	7.09%	215,802	2007
	15.407360	16.640679	8.00%	131,792	2006
	14.271294	15.407360	7.96%	33,164	2005
	12.575565	14.271294	13.48%	25,944	2004
	10.000000	12.575565	25.76%	12,433	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.523333	20.682540	5.94%	44,903	2007
	18.036183	19.523333	8.25%	60,139	2006
	16.333804	18.036183	10.42%	52,290	2005
	14.328349	16.333804	14.00%	23,906	2004
	10.000000	14.328349	43.28%	9,755	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.254373	10.583772	3.21%	559,099	2007
	9.958934	10.254373	2.97%	410,849	2006
	9.847439	9.958934	1.13%	182,168	2005
	9.916936	9.847439	-0.70%	141,620	2004
	10.000000	9.916936	-0.83%	106,497	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.596200	21.846587	1.16%	4,591	2007
	17.911539	21.596200	20.57%	5,144	2006
	16.266338	17.911539	10.11%	5,144	2005
	13.761705	16.266338	18.20%	5,508	2004
	10.000000	13.761705	37.62%	3,106	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.233886	15.408976	1.15%	271,550	2007
	12.634324	15.233886	20.58%	185,429	2006
	11.472337	12.634324	10.13%	159,160	2005
	10.000000	11.472337	14.72%	87,671	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	16.511159	17.807128	7.85%	19,486	2007
	16.276050	16.511159	1.44%	18,236	2006
	15.336796	16.276050	6.12%	13,734	2005
	13.758533	15.336796	11.47%	9,183	2004
	10.000000	13.758533	37.59%	1,830	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.519622	20.576528	-8.63%	25,918	2007
	19.523677	22.519622	15.35%	27,750	2006
	19.283784	19.523677	1.24%	34,205	2005
	16.733305	19.283784	15.24%	35,584	2004
	10.000000	16.733305	67.33%	13,335	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.842898	20.917473	0.36%	105,265	2007
	18.934269	20.842898	10.08%	123,393	2006
	17.161314	18.934269	10.33%	121,344	2005
	14.667440	17.161314	17.00%	76,276	2004
	10.000000	14.667440	46.67%	28,688	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.697857	17.744200	6.27%	296,021	2007
	14.948217	16.697857	11.70%	202,332	2006
	14.177151	14.948217	5.44%	21,559	2005
	13.140251	14.177151	7.89%	9,000	2004
	10.000000	13.140251	31.40%	1,889	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.702673	19.740995	18.19%	1,532	2007
	15.320552	16.702673	9.02%	2,425	2006
	15.674717	15.320552	-2.26%	2,534	2005
	15.296549	15.674717	2.47%	2,754	2004
	10.000000	15.296549	52.97%	1,483	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.620443	13.723571	18.10%	6,256	2007
	10.608946	11.620443	9.53%	4,114	2006
	10.854188	10.608946	-2.26%	4,140	2005
	10.000000	10.854188	8.54%	1,514	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.790165	21.397183	20.28%	33,487	2007
	18.152057	17.790165	-1.99%	49,622	2006
	16.497596	18.152057	10.03%	44,617	2005
	14.941071	16.497596	10.42%	14,975	2004
	10.000000	14.941071	49.41%	218	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.324603	17.577757	-4.08%	456,721	2007
	16.098052	18.324603	13.83%	445,090	2006
	15.721293	16.098052	2.40%	337,027	2005
	13.631643	15.721293	15.33%	217,018	2004
	10.000000	13.631643	36.32%	60,088	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.913924	12.276967	3.05%	63,543	2007
	11.536687	11.913924	3.27%	77,725	2006
	11.461997	11.536687	0.65%	82,328	2005
	10.922848	11.461997	4.94%	61,731	2004
	10.000000	10.922848	9.23%	27,564	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.709898	17.617412	12.14%	102,751	2007
	14.810791	15.709898	6.07%	101,932	2006
	14.338489	14.810791	3.29%	105,375	2005
	13.653538	14.338489	5.02%	81,166	2004
	10.000000	13.653538	36.54%	15,334	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.974661	15.642402	4.46%	160,229	2007
	12.949029	14.974661	15.64%	167,478	2006
	11.526477	12.949029	12.34%	136,117	2005
	10.000000	11.526477	15.26%	67,107	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	23.025091	24.056933	4.48%	12,811	2007
	19.916503	23.025091	15.61%	13,851	2006
	17.726536	19.916503	12.35%	16,063	2005
	15.138497	17.726536	17.10%	21,472	2004
	10.000000	15.138497	51.38%	22,157	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.551892	-4.48%	11,821	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	14.013823	13.737757	-1.97%	28,457	2007
	13.024940	14.013823	7.59%	47,456	2006
	12.962824	13.024940	0.48%	49,732	2005
	12.103355	12.962824	7.10%	32,026	2004
	10.000000	12.103355	21.03%	8,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.599446	17.027853	2.58%	399,394	2007
	14.684344	16.599446	13.04%	334,580	2006
	14.097983	14.684344	4.16%	134,326	2005
	13.113389	14.097983	7.51%	54,684	2004
	10.000000	13.113389	31.13%	20,326	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	21.655942	21.032409	-2.88%	108,602	2007
	19.174248	21.655942	12.94%	91,450	2006
	17.741782	19.174248	8.07%	42,375	2005
	15.113211	17.741782	17.39%	21,085	2004
	10.000000	15.113211	51.13%	2,339	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.932624	14.744659	-7.46%	11,567	2007
	13.954292	15.932624	14.18%	12,449	2006
	13.462337	13.954292	3.65%	15,662	2005
	12.300530	13.462337	9.45%	13,169	2004
	10.000000	12.300530	23.01%	3,270	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.163472	21.521013	6.73%	7,344	2007
	16.027022	20.163472	25.81%	7,701	2006
	14.501533	16.027022	10.52%	8,148	2005
	12.670326	14.501533	14.45%	11,759	2004
	10.000000	12.670326	26.70%	4,920	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.127530	13.643309	3.93%	2,526	2007
	12.639856	13.127530	3.86%	5,956	2006
	12.140643	12.639856	4.11%	8,997	2005
	11.734923	12.140643	3.46%	9,093	2004
	10.000000	11.734923	17.35%	7,463	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	12.064049	13.366098	10.79%	147,232	2007
	11.202220	12.064049	7.69%	68,215	2006
	10.000000	11.202220	12.02%	66,194	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.307765	12.489431	1.48%	104,864	2007
	10.530866	12.307765	16.87%	93,039	2006
	10.000000	10.530866	5.31%	33,384	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.274389	10.648454	3.64%	49,113	2007
	10.026784	10.274389	2.47%	17,274	2006
	10.000000	10.026784	0.27%	3,000	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.827538	11.220751	3.63%	438,890	2007
	10.614013	10.827538	2.01%	308,221	2006
	10.367358	10.614013	2.38%	154,979	2005
	10.113318	10.367358	2.51%	96,299	2004
	10.000000	10.113318	1.13%	27,281	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.450955	17.238977	4.79%	7,228	2007
	15.072436	16.450955	9.15%	7,794	2006
	13.645353	15.072436	10.46%	8,984	2005
	12.584719	13.645353	8.43%	9,531	2004
	10.000000	12.584719	25.85%	6,978	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.241234	23.010702	-18.52%	83,871	2007
	20.825317	28.241234	35.61%	108,460	2006
	18.108162	20.825317	15.01%	117,565	2005
	13.510360	18.108162	34.03%	60,555	2004
	10.000000	13.510360	35.10%	38,208	2003*

Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.387143	15.126529	-1.69%	0	2007
	14.044173	15.387143	9.56%	0	2006
	13.731881	14.044173	2.27%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.553086	14.686527	8.36%	0	2007
	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.014412	18.241821	7.21%	0	2007
	15.086644	17.014412	12.78%	0	2006
	14.232956	15.086644	6.00%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.118942	15.375622	1.70%	0	2007
	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.847442	17.573499	-1.53%	0	2007
	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.332417	14.805438	-3.44%	0	2007
	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.414683	21.059546	14.36%	0	2007
	15.217279	18.414683	21.01%	0	2006
	13.868763	15.217279	9.72%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.779987	16.900233	14.35%	0	2007
	12.201804	14.779987	21.13%	0	2006
	11.133617	12.201804	9.59%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.923783	12.229905	-5.37%	0	2007
	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.593156	13.587013	17.20%	0	2007
	12.369972	11.593156	-6.28%	0	2006
	12.504494	12.369972	-1.08%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.918394	14.618543	-8.17%	0	2007
	13.851642	15.918394	14.92%	0	2006
	13.617689	13.851642	1.72%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.857597	16.046324	35.33%	0	2007
	11.227000	11.857597	5.62%	0	2006
	10.000000	11.227000	12.27%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.208498	10.840574	6.19%	0	2007
	10.358916	10.208498	-1.45%	0	2006
	10.514102	10.358916	-1.48%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.089017	17.428380	-3.65%	0	2007
	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.533868	14.799078	1.82%	0	2007
	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	0	2005*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.383510	13.869227	3.63%	0	2007
	11.872011	13.383510	12.73%	0	2006
	11.754107	11.872011	1.00%	0	2005*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.979570	12.028400	-13.96%	0	2007
	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.031453	13.140187	-12.58%	0	2007
	13.302143	15.031453	13.00%	0	2006
	13.087265	13.302143	1.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.596609	14.457937	6.33%	0	2007
	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.187464	9.733405	-4.46%	0	2007
	10.000000	10.187464	1.87%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.856585	10.050698	1.97%	0	2007
	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.758440	19.065394	13.77%	0	2007
	15.502973	16.758440	8.10%	0	2006
	13.700175	15.502973	13.16%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	14.983295	21.163955	41.25%	0	2007
	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.006173	15.720908	-1.78%	0	2007
	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.247150	11.826686	5.15%	0	2007
	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.794078	12.578500	6.65%	0	2007
	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.148444	13.087557	7.73%	0	2007
	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.041325	16.020120	22.84%	0	2007
	12.614528	13.041325	3.38%	0	2006
	12.325260	12.614528	2.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.090136	10.185518	0.95%	0	2007
	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.807151	23.274860	11.86%	0	2007
	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.753700	23.560250	13.52%	0	2007
	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.363796	16.307217	13.53%	0	2007
	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.063175	18.471579	2.26%	0	2007
	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	10.992170	11.061170	0.63%	0	2007
	10.000000	10.992170	9.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.775106	13.944266	-5.62%	0	2007
	13.004019	14.775106	13.62%	0	2006
	12.960924	13.004019	0.33%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.784090	17.783788	-5.33%	0	2007
	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.602208	19.474261	24.82%	0	2007
	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.794486	21.045257	11.98%	0	2007
	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.342545	16.058617	11.96%	0	2007
	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.600367	11.414962	7.68%	0	2007
	9.683554	10.600367	9.47%	0	2006
	10.000000	9.683554	-3.16%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.701195	13.585399	6.96%	0	2007
	11.857903	12.701195	7.11%	0	2006
	11.353765	11.857903	4.44%	0	2005*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.254372	20.214493	32.52%	0	2007
	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.880410	16.345950	2.93%	0	2007
	14.778610	15.880410	7.46%	0	2006
	13.735407	14.778610	7.59%	0	2005*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.701195	13.585399	6.96%	0	2007
	19.770989	12.701195	7.11%	0	2006
	15.446543	19.770989	28.00%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.535480	25.507614	24.21%	0	2007
	14.430126	20.535480	42.31%	0	2006
	11.267251	14.430126	28.07%	0	2005*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.623829	9.778947	1.61%	0	2007
	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.626246	13.595508	7.68%	0	2007
	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.270888	16.978496	4.35%	0	2007
	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.664225	13.320237	-2.52%	0	2007
	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.791193	13.805014	0.10%	0	2007
	11.515595	13.791193	19.76%	0	2006
	10.000000	11.515595	15.16%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.029385	20.182200	18.51%	0	2007
	15.335553	17.029385	11.05%	0	2006
	13.937311	15.335553	10.03%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.299533	12.292666	-0.06%	0	2007
	11.429104	12.299533	7.62%	0	2006
	10.000000	11.429104	14.29%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.234573	15.899992	4.37%	0	2007
	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.345915	10.650098	2.94%	0	2007
	10.000000	10.345915	3.46%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.328221	10.315448	-0.12%	0	2007
	10.000000	10.328221	3.28%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.625350	11.785221	10.92%	0	2007
	10.000000	10.625350	6.25%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.157143	11.022878	8.52%	0	2007
	10.000000	10.157143	1.57%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.692891	-3.07%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.398960	12.401968	0.02%	0	2007
	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.083244	11.089547	0.06%	0	2007
	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	31.211765	43.951190	40.82%	0	2007
	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.786180	27.911748	41.07%	0	2007
	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.251226	23.580659	16.44%	0	2007
	15.201056	20.251226	33.22%	0	2006
	14.756746	15.201056	3.01%	0	2005*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.275564	18.430330	-4.39%	0	2007
	16.546643	19.275564	16.49%	0	2006
	15.396146	16.546643	7.47%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.911521	10.300774	3.93%	0	2007
	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.400062	14.675652	9.52%	0	2007
	13.485238	13.400062	-0.63%	0	2006
	12.849077	13.485238	4.95%	0	2005*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.166600	11.139543	9.57%	0	2007
	10.232874	10.166600	-0.65%	0	2006
	9.745889	10.232874	5.00%	0	2005*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.743629	11.397857	6.09%	0	2007
	10.000000	10.743629	7.44%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.894316	11.134318	2.20%	0	2007
	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.087882	12.410247	2.67%	0	2007
	11.492659	12.087882	5.18%	0	2006
	11.338438	11.492659	1.36%	0	2005*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.448467	13.781030	2.47%	0	2007
	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	0	2005*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.170057	15.617391	2.95%	78,491	2007
	13.652670	15.170057	11.11%	78,491	2006
	13.144074	13.652670	3.87%	5,926	2005*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.480522	16.935793	2.76%	20,153	2007
	14.536645	16.480522	13.37%	20,315	2006
	13.883674	14.536645	4.70%	24,248	2005*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.731486	16.588818	5.45%	0	2007
	14.790227	15.731486	6.36%	0	2006
	13.910807	14.790227	6.32%	0	2005*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.830087	17.556398	4.32%	0	2007
	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.657254	9.814857	1.63%	0	2007
	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.416599	20.336975	-0.39%	0	2007
	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.625730	14.567253	-0.40%	0	2007
	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	14.159664	15.037255	6.20%	0	2007
	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.811410	16.924893	-10.03%	0	2007
	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.998708	17.786451	-1.18%	0	2007
	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.460442	15.131313	4.64%	0	2007
	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.291610	16.632767	16.38%	0	2007
	13.311177	14.291610	7.37%	0	2006
	13.828908	13.311177	-3.74%	0	2005*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.156378	12.973836	16.29%	0	2007
	10.342363	11.156378	7.87%	0	2006
	10.744627	10.342363	-3.74%	0	2005*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.911641	17.660510	18.43%	0	2007
	15.449721	14.911641	-3.48%	0	2006
	14.257994	15.449721	8.36%	0	2005*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.924078	15.041143	-5.54%	0	2007
	14.204881	15.924078	12.10%	0	2006
	14.086302	14.204881	0.84%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.852545	11.012066	1.47%	0	2007
	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	13.384802	14.780213	10.43%	0	2007
	12.813390	13.384802	4.46%	0	2006
	12.596024	12.813390	1.73%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.376897	14.788027	2.86%	0	2007
	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	20.326030	20.911734	2.88%	0	2007
	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.454387	-5.46%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	12.105578	11.685391	-3.47%	0	2007
	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.467660	14.613817	1.01%	0	2007
	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	18.564541	17.753864	-4.37%	0	2007
	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.062228	13.725637	-8.87%	0	2007
	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.062055	20.033926	5.10%	0	2007
	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.410247	12.700359	2.34%	0	2007
	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.760651	12.830483	9.10%	0	2007
	11.088903	11.760651	6.06%	0	2006
	10.000000	11.088903	10.89%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	11.998293	11.988964	-0.08%	0	2007
	10.424316	11.998293	15.10%	0	2006
	10.000000	10.424316	4.24%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.015926	10.221642	2.05%	0	2007
	9.925287	10.015926	0.91%	0	2006
	10.000000	9.925287	-0.75%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.235700	10.445043	2.05%	0	2007
	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.473146	15.966124	3.19%	0	2007
	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.563733	21.312239	-19.77%	0	2007
	19.889979	26.563733	33.55%	0	2006
	17.561416	19.889979	13.26%	0	2005*

Additional Contract Options Elected (Total 3.40%)
(Variable account charges of 3.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.156104	14.837619	-2.10%	0	2007
	13.890417	15.156104	9.11%	0	2006
	13.637615	13.890417	1.85%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.349557	14.406000	7.91%	0	2007
	13.028883	13.349557	2.46%	0	2006
	12.420563	13.028883	4.90%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.758933	17.893408	6.77%	0	2007
	14.921477	16.758933	12.31%	0	2006
	14.135242	14.921477	5.56%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.891954	15.081994	1.28%	0	2007
	13.176580	14.891954	13.02%	0	2006
	13.039662	13.176580	1.05%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.579526	17.237909	-1.94%	0	2007
	15.933607	17.579526	10.33%	0	2006
	15.466969	15.933607	3.02%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.102228	14.522679	-3.84%	0	2007
	13.382127	15.102228	12.85%	0	2006
	13.253021	13.382127	0.97%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.138192	20.657368	13.89%	0	2007
	15.050676	18.138192	20.51%	0	2006
	13.773544	15.050676	9.27%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.618710	16.646536	13.87%	0	2007
	12.118476	14.618710	20.63%	0	2006
	11.103233	12.118476	9.14%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.835475	12.095960	-5.76%	0	2007
	11.050744	12.835475	16.15%	0	2006
	10.000000	11.050744	10.51%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.419060	13.327509	16.71%	0	2007
	12.234561	11.419060	-6.67%	0	2006
	12.418656	12.234561	-1.48%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.679395	14.339330	-8.55%	0	2007
	13.699982	15.679395	14.45%	0	2006
	13.524194	13.699982	1.30%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.776551	15.870635	34.76%	0	2007
	11.196330	11.776551	5.18%	0	2006
	10.000000	11.196330	11.96%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.041381	10.618897	5.75%	0	2007
	10.231413	10.041381	-1.86%	0	2006
	10.427570	10.231413	-1.88%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.817483	17.095555	-4.05%	0	2007
	16.119829	17.817483	10.53%	0	2006
	15.559843	16.119829	3.60%	0	2005*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.315683	14.516479	1.40%	0	2007
	12.862198	14.315683	11.30%	0	2006
	12.748325	12.862198	0.89%	0	2005*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.182538	13.604316	3.20%	0	2007
	11.742010	13.182538	12.27%	0	2006
	11.673391	11.742010	0.59%	0	2005*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.769653	11.798606	-14.31%	0	2007
	13.768300	13.769653	0.01%	0	2006
	13.501187	13.768300	1.98%	0	2005*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.805765	12.889203	-12.94%	0	2007
	13.156508	14.805765	12.54%	0	2006
	12.997419	13.156508	1.22%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.392444	14.181799	5.89%	0	2007
	11.972852	13.392444	11.86%	0	2006
	12.186450	11.972852	-1.75%	0	2005*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.159586	9.666491	-4.85%	0	2007
	10.000000	10.159586	1.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.708499	9.858666	1.55%	0	2007
	9.670195	9.708499	0.40%	0	2006
	9.911792	9.670195	-2.44%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.506851	18.701344	13.29%	0	2007
	15.333274	16.506851	7.65%	0	2006
	13.606122	15.333274	12.69%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	14.880933	20.932225	40.66%	0	2007
	13.208573	14.880933	12.66%	0	2006
	10.000000	13.208573	32.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.765853	15.420642	-2.19%	0	2007
	13.607251	15.765853	15.86%	0	2006
	13.341540	13.607251	1.99%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.170285	11.697154	4.72%	0	2007
	10.551455	11.170285	5.86%	0	2006
	10.000000	10.551455	5.51%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.713467	12.440738	6.21%	0	2007
	10.854066	11.713467	7.92%	0	2006
	10.000000	10.854066	8.54%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.065416	12.944229	7.28%	0	2007
	11.059454	12.065416	9.10%	0	2006
	10.000000	11.059454	10.59%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.845457	15.714127	22.33%	0	2007
	12.476392	12.845457	2.96%	0	2006
	12.240627	12.476392	1.93%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.938557	9.990918	0.53%	0	2007
	9.878744	9.938557	0.61%	0	2006
	10.035340	9.878744	-1.56%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.494809	22.830434	11.40%	0	2007
	18.873300	20.494809	8.59%	0	2006
	16.553097	18.873300	14.02%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.442160	23.110366	13.05%	0	2007
	17.966446	20.442160	13.78%	0	2006
	15.656079	17.966446	14.76%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.207054	16.062402	13.06%	0	2007
	12.482180	14.207054	13.82%	0	2006
	10.880801	12.482180	14.72%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.792023	18.118855	1.84%	0	2007
	15.875083	17.792023	12.08%	0	2006
	16.042813	15.875083	-1.05%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	10.962108	10.985192	0.21%	0	2007
	10.000000	10.962108	9.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.553247	13.677924	-6.01%	0	2007
	12.861636	14.553247	13.15%	0	2006
	12.871941	12.861636	-0.08%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.502108	17.444158	-5.72%	0	2007
	16.371385	18.502108	13.01%	0	2006
	15.579876	16.371385	5.08%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.495619	19.261060	24.30%	0	2007
	12.514422	15.495619	23.82%	0	2006
	10.000000	12.514422	25.14%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.512354	20.643422	11.51%	0	2007
	15.778226	18.512354	17.33%	0	2006
	14.824382	15.778226	6.43%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.186058	15.817568	11.50%	0	2007
	12.089284	14.186058	17.34%	0	2006
	11.362197	12.089284	6.40%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.527903	11.289942	7.24%	0	2007
	9.657056	10.527903	9.02%	0	2006
	10.000000	9.657056	-3.43%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.510456	13.325914	6.52%	0	2007
	11.728051	12.510456	6.67%	0	2006
	11.275785	11.728051	4.01%	0	2005*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.025309	19.828446	31.97%	0	2007
	14.253356	15.025309	5.42%	0	2006
	13.107541	14.253356	8.74%	0	2005*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.642015	16.033809	2.50%	0	2007
	14.616852	15.642015	7.01%	0	2006
	13.641122	14.616852	7.15%	0	2005*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	27.701153	34.251124	23.65%	0	2007
	19.554633	27.701153	41.66%	0	2006
	15.340520	19.554633	27.47%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.311484	25.124842	23.70%	0	2007
	14.331630	20.311484	41.72%	0	2006
	11.236504	14.331630	27.55%	0	2005*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.479262	9.592121	1.19%	0	2007
	9.416279	9.479262	0.67%	0	2006
	9.608102	9.416279	-2.00%	0	2005*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.436620	13.335826	7.23%	0	2007
	11.996868	12.436620	3.67%	0	2006
	11.914281	11.996868	0.69%	0	2005*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.026621	16.654283	3.92%	0	2007
	13.766096	16.026621	16.42%	0	2006
	13.383626	13.766096	2.86%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.459044	13.065799	-2.92%	0	2007
	13.236411	13.459044	1.68%	0	2006
	13.315046	13.236411	-0.59%	0	2005*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.696940	13.653807	-0.31%	0	2007
	11.484116	13.696940	19.27%	0	2006
	10.000000	11.484116	14.84%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.750736	19.769688	18.02%	0	2007
	15.146926	16.750736	10.59%	0	2006
	13.822689	15.146926	9.58%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.215471	12.157994	-0.47%	0	2007
	11.397874	12.215471	7.17%	0	2006
	10.000000	11.397874	13.98%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.005831	15.596325	3.94%	0	2007
	13.660569	15.005831	9.85%	0	2006
	13.232513	13.660569	3.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.317609	10.576930	2.51%	0	2007
	10.000000	10.317609	3.18%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.299969	10.244575	-0.54%	0	2007
	10.000000	10.299969	3.00%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.596274	11.704260	10.46%	0	2007
	10.000000	10.596274	5.96%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.129342	10.947122	8.07%	0	2007
	10.000000	10.129342	1.29%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.666139	-3.34%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.212755	12.165086	-0.39%	0	2007
	11.429368	12.212755	6.85%	0	2006
	11.555448	11.429368	-1.09%	0	2005*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.007480	10.968087	-0.36%	0	2007
	10.301860	11.007480	6.85%	0	2006
	10.000000	10.301860	3.02%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	30.743433	43.112415	40.23%	0	2007
	23.344525	30.743433	31.69%	0	2006
	18.259610	23.344525	27.85%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.570383	27.492990	40.48%	0	2007
	14.834219	19.570383	31.93%	0	2006
	11.589239	14.834219	28.00%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	19.947229	23.130429	15.96%	0	2007
	15.034646	19.947229	32.68%	0	2006
	14.655458	15.034646	2.59%	0	2005*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.986224	18.078377	-4.78%	0	2007
	16.365554	18.986224	16.01%	0	2006
	15.290499	16.365554	7.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.762591	10.103939	3.50%	0	2007
	9.778516	9.762591	-0.16%	0	2006
	9.801829	9.778516	-0.24%	0	2005*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.198802	14.395320	9.07%	0	2007
	13.337577	13.198802	-1.04%	0	2006
	12.760853	13.337577	4.52%	0	2005*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.055611	10.972259	9.12%	0	2007
	10.162972	10.055611	-1.06%	0	2006
	9.719279	10.162972	4.57%	0	2005*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.714235	11.319542	5.65%	0	2007
	10.000000	10.714235	7.14%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.730662	10.921585	1.78%	0	2007
	10.462364	10.730662	2.56%	0	2006
	10.482908	10.462364	-0.20%	0	2005*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.906340	12.173197	2.24%	0	2007
	11.366796	11.906340	4.75%	0	2006
	11.260566	11.366796	0.94%	0	2005*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.246519	13.517812	2.05%	0	2007
	12.313453	13.246519	7.58%	0	2006
	12.098968	12.313453	1.77%	0	2005*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.942261	15.319104	2.52%	0	2007
	13.503183	14.942261	10.66%	0	2006
	13.053827	13.503183	3.44%	0	2005*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.233114	16.612383	2.34%	0	2007
	14.377543	16.233114	12.91%	0	2006
	13.788389	14.377543	4.27%	0	2005*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.495247	16.271958	5.01%	0	2007
	14.628307	15.495247	5.93%	0	2006
	13.815308	14.628307	5.88%	0	2005*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.577406	17.221112	3.88%	0	2007
	15.615076	16.577406	6.16%	0	2006
	14.418395	15.615076	8.30%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.502491	9.617526	1.21%	0	2007
	9.409728	9.502491	0.99%	0	2006
	9.486883	9.409728	-0.81%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.110090	19.948576	-0.80%	0	2007
	17.005995	20.110090	18.25%	0	2006
	15.746807	17.005995	8.00%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.466163	14.348562	-0.81%	0	2007
	12.232840	14.466163	18.26%	0	2006
	11.325590	12.232840	8.01%	0	2005*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	13.947041	14.750039	5.76%	0	2007
	14.018277	13.947041	-0.51%	0	2006
	13.468192	14.018277	4.08%	0	2005*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.529053	16.601678	-10.40%	0	2007
	16.379070	18.529053	13.13%	0	2006
	16.494994	16.379070	-0.70%	0	2005*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.728517	17.446782	-1.59%	0	2007
	16.421006	17.728517	7.96%	0	2006
	15.175093	16.421006	8.21%	0	2005*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.243324	14.842332	4.21%	0	2007
	13.000925	14.243324	9.56%	0	2006
	12.572073	13.000925	3.41%	0	2005*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.077021	16.315110	15.90%	0	2007
	13.165456	14.077021	6.92%	0	2006
	13.734005	13.165456	-4.14%	0	2005*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.034638	12.779074	15.81%	0	2007
	10.271737	11.034638	7.43%	0	2006
	10.715310	10.271737	-4.14%	0	2005*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.687721	17.323213	17.94%	0	2007
	15.280592	14.687721	-3.88%	0	2006
	14.160121	15.280592	7.91%	0	2005*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.685005	14.753890	-5.94%	0	2007
	14.049374	15.685005	11.64%	0	2006
	13.989608	14.049374	0.43%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.689507	10.801668	1.05%	0	2007
	10.554039	10.689507	1.28%	0	2006
	10.691388	10.554039	-1.28%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	13.183815	14.497909	9.97%	0	2007
	12.673109	13.183815	4.03%	0	2006
	12.509545	12.673109	1.31%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.220021	14.566016	2.43%	0	2007
	12.537602	14.220021	13.42%	0	2006
	11.379022	12.537602	10.18%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	20.020930	20.512434	2.45%	0	2007
	17.657514	20.020930	13.38%	0	2006
	16.024009	17.657514	10.19%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.428292	-5.72%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	11.923742	11.462146	-3.87%	0	2007
	11.299680	11.923742	5.52%	0	2006
	11.466392	11.299680	-1.45%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.250452	14.334728	0.59%	0	2007
	12.853548	14.250452	10.87%	0	2006
	12.582255	12.853548	2.16%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	18.285877	17.414840	-4.76%	0	2007
	16.507933	18.285877	10.77%	0	2006
	15.574019	16.507933	6.00%	0	2005*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.836102	13.463490	-9.25%	0	2007
	13.248705	14.836102	11.98%	0	2006
	13.032252	13.248705	1.66%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	18.775857	19.651313	4.66%	0	2007
	15.216627	18.775857	23.39%	0	2006
	14.038262	15.216627	8.39%	0	2005*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.223871	12.457752	1.91%	0	2007
	12.000670	12.223871	1.86%	0	2006
	11.752715	12.000670	2.11%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.680270	12.689965	8.64%	0	2007
	11.058587	11.680270	5.62%	0	2006
	10.000000	11.058587	10.59%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	11.916307	11.857668	-0.49%	0	2007
	10.395820	11.916307	14.63%	0	2006
	10.000000	10.395820	3.96%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	9.947444	10.109661	1.63%	0	2007
	9.898130	9.947444	0.50%	0	2006
	10.000000	9.898130	-1.02%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.081942	10.245484	1.62%	0	2007
	10.076954	10.081942	0.05%	0	2006
	10.035831	10.076954	0.41%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.219933	15.639734	2.76%	0	2007
	14.218040	15.219933	7.05%	0	2006
	13.124255	14.218040	8.33%	0	2005*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.129282	20.876682	-20.10%	0	2007
	19.645359	26.129282	33.00%	0	2006
	17.417026	19.645359	12.79%	0	2005*

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the  non-natural persons rule , a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:

The greater of :

1. (a) minus (c) or

2. (b) minus (c),

where (a) is your account value immediately before the distribution, or (b) is your Guaranteed Lifetime Amount immediately before the distribution, and (c) is the remaining investment in the Contract.

In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008,

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008,.  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payment” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account – II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Condensed Financial Information

No Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.728058	17.698833	-0.16%	125,908	2007
	15.935087	17.728058	11.25%	128,557	2006
	15.344172	15.935087	3.85%	179,537	2005
	14.054469	15.344172	9.18%	127,335	2004
	10.000000	14.054469	40.54%	19,875	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.625489	17.195532	10.05%	33,648	2007
	14.956719	15.625489	4.47%	32,136	2006
	13.984209	14.956719	6.95%	44,554	2005
	13.351626	13.984209	4.74%	19,901	2004
	10.000000	13.351626	33.52%	4,307	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.526618	21.260802	8.88%	24,077	2007
	17.051255	19.526618	14.52%	26,918	2006
	15.842196	17.051255	7.63%	55,613	2005
	13.952921	15.842196	13.54%	44,827	2004
	10.000000	13.952921	39.53%	1,910	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.787012	18.370232	3.28%	54,525	2007
	15.435528	17.787012	15.23%	59,926	2006
	14.981350	15.435528	3.03%	64,727	2005
	13.674879	14.981350	9.55%	81,031	2004
	10.000000	13.674879	36.75%	28,204	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.483276	20.482521	0.00%	11,532	2007
	18.208430	20.483276	12.49%	14,972	2006
	17.335345	18.208430	5.04%	18,505	2005
	14.780072	17.335345	17.29%	20,175	2004
	10.000000	14.780072	47.80%	12,682	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.674024	17.332005	-1.94%	15,368	2007
	15.359858	17.674024	15.07%	18,895	2006
	14.919143	15.359858	2.95%	19,114	2005
	13.454487	14.919143	10.89%	19,457	2004
	10.000000	13.454487	35.54%	9,068	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.076208	23.316567	16.14%	16,930	2007
	16.338440	20.076208	22.88%	19,254	2006
	14.664519	16.338440	11.41%	19,254	2005
	12.971311	14.664519	13.05%	21,553	2004
	10.000000	12.971311	29.71%	4,046	2003*

3

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.394583	17.876609	16.12%	11,249	2007
	12.516263	15.394583	23.00%	10,875	2006
	11.247161	12.516263	11.28%	13,482	2005
	10.000000	11.247161	12.47%	7,832	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.257079	12.740429	-3.90%	58,589	2007
	11.194253	13.257079	18.43%	45,685	2006
	10.000000	11.194253	11.94%	28,591	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.563493	16.143282	19.02%	31,753	2007
	14.252466	13.563493	-4.83%	49,391	2006
	14.188706	14.252466	0.45%	40,189	2005
	13.025383	14.188706	8.93%	20,849	2004
	10.000000	13.025383	30.25%	10,571	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.405107	17.165096	-6.74%	130,981	2007
	15.772384	18.405107	16.69%	130,305	2006
	15.270588	15.772384	3.29%	120,546	2005
	13.578460	15.270588	12.46%	50,194	2004
	10.000000	13.578460	35.78%	21,482	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II- Q/NQ	12.163504	16.715944	37.43%	32,416	2007
	11.341640	12.163504	7.25%	10,092	2006
	10.000000	11.341640	13.42%	1,478	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.853838	11.705089	7.84%	140,035	2007
	10.846500	10.853838	0.07%	148,307	2006
	10.841796	10.846500	0.04%	215,455	2005
	10.402441	10.841796	4.22%	293,246	2004
	10.000000	10.402441	4.02%	23,642	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.800722	20.352832	-2.15%	29,934	2007
	18.456803	20.800722	12.70%	30,453	2006
	17.473166	18.456803	5.63%	28,736	2005
	14.554031	17.473166	20.06%	16,087	2004
	10.000000	14.554031	45.54%	9,499	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.870274	17.445224	3.41%	198,557	2007
	14.865926	16.870274	13.48%	227,058	2006
	14.450953	14.865926	2.87%	254,207	2005
	13.294674	14.450953	8.70%	148,215	2004
	10.000000	13.294674	32.95%	29,905	2003*

4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.348178	16.152511	5.24%	54,246	2007
	13.408091	15.348178	14.47%	59,990	2006
	13.073375	13.408091	2.56%	142,196	2005
	12.664983	13.073375	3.22%	91,051	2004
	10.000000	12.664983	26.65%	20,157	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.977355	13.961310	-12.62%	8,968	2007
	15.668356	15.977355	1.97%	9,469	2006
	15.068991	15.668356	3.98%	9,925	2005
	13.776744	15.068991	9.38%	12,011	2004
	10.000000	13.776744	37.77%	9,013	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.998639	15.091042	-11.22%	3,617	2007
	14.814637	16.998639	14.74%	4,304	2006
	14.354035	14.814637	3.21%	4,677	2005
	13.308187	14.354035	7.86%	5,298	2004
	10.000000	13.308187	33.08%	4,396	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.616649	16.864129	7.99%	6,447	2007
	13.692793	15.616649	14.05%	6,373	2006
	13.668997	13.692793	0.17%	6,297	2005
	12.955995	13.668997	5.50%	5,680	2004
	10.000000	12.955995	29.56%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ- Q/NQ	10.291629	9.985894	-2.97%	347	2007
	10.000000	10.291629	2.92%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.617292	10.994700	3.55%	167,302	2007
	10.371973	10.617292	2.37%	178,377	2006
	10.426582	10.371973	-0.52%	146,421	2005
	10.245244	10.426582	1.77%	115,310	2004
	10.000000	10.245244	2.45%	67,025	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.121951	22.092384	15.53%	526,320	2007
	17.420820	19.121951	9.76%	538,766	2006
	15.161375	17.420820	14.90%	397,969	2005
	13.366029	15.161375	13.43%	225,249	2004
	10.000000	13.366029	33.66%	75,850	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2- Q/NQ	15.369624	22.047199	43.45%	56,917	2007
	13.379879	15.369624	14.87%	33,744	2006
	10.000000	13.379879	33.80%	12,911	2005*

5

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.450310	18.403288	-0.25%	252,986	2007
	15.617957	18.450310	18.14%	268,721	2006
	15.018503	15.617957	3.99%	227,904	2005
	13.707361	15.018503	9.57%	188,993	2004
	10.000000	13.707361	37.07%	58,180	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.537307	12.320382	6.79%	52,584	2007
	10.688536	11.537307	7.94%	49,269	2006
	10.000000	10.688536	6.89%	28,118	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.098298	13.103549	8.31%	4,579	2007
	10.995042	12.098298	10.03%	3,551	2006
	10.000000	10.995042	9.95%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.461790	13.633841	9.41%	2,098	2007
	11.203073	12.461790	11.24%	1,714	2006
	10.000000	11.203073	12.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.347522	19.146049	24.75%	101,418	2007
	14.619738	15.347522	4.98%	86,708	2006
	14.067646	14.619738	3.92%	86,653	2005
	13.849434	14.067646	1.58%	58,224	2004
	10.000000	13.849434	38.49%	24,003	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.886936	11.160695	2.51%	553,012	2007
	10.613244	10.886936	2.58%	343,712	2006
	10.574067	10.613244	0.37%	128,358	2005
	10.303396	10.574067	2.63%	138,716	2004
	10.000000	10.303396	3.03%	16,849	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.658101	25.739378	13.60%	276,789	2007
	20.464047	22.658101	10.72%	346,561	2006
	17.603288	20.464047	16.25%	320,620	2005
	14.336397	17.603288	22.79%	170,150	2004
	10.000000	14.336397	43.36%	76,866	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.412859	25.839336	15.29%	19,927	2007
	19.319603	22.412859	16.01%	21,812	2006
	16.511591	19.319603	17.01%	25,357	2005
	14.793419	16.511591	11.61%	50,597	2004
	10.000000	14.793419	47.93%	36,482	2003*

6

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.961066	17.249366	15.30%	137,235	2007
	12.891829	14.961066	16.05%	172,012	2006
	11.021859	12.891829	16.97%	224,413	2005
	10.000000	11.021859	10.22%	129,864	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.511165	22.339573	3.85%	41,767	2007
	18.824378	21.511165	14.27%	47,065	2006
	18.657454	18.824378	0.89%	46,141	2005
	16.638834	18.657454	12.13%	39,686	2004
	10.000000	16.638834	66.39%	6,841	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.104529	11.347958	2.19%	224,231	2007
	10.000000	11.104529	11.05%	103,528	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.934138	16.230465	-4.16%	268,767	2007
	14.677976	16.934138	15.37%	328,035	2006
	14.407223	14.677976	1.88%	381,661	2005
	13.177260	14.407223	9.33%	223,647	2004
	10.000000	13.177260	31.77%	27,376	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.673902	20.838949	-3.85%	122,406	2007
	18.809032	21.673902	15.23%	126,230	2006
	17.555543	18.809032	7.14%	110,215	2005
	14.402664	17.555543	21.89%	53,905	2004
	10.000000	14.402664	44.03%	10,437	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	16.004509	20.286847	26.76%	53,902	2007
	12.676816	16.004509	26.25%	62,648	2006
	10.000000	12.676816	26.77%	30,032	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.861110	23.722483	13.72%	19,662	2007
	17.438189	20.861110	19.63%	20,368	2006
	16.068940	17.438189	8.52%	23,905	2005
	13.763401	16.068940	16.75%	32,352	2004
	10.000000	13.763401	37.63%	22,366	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.938890	16.986332	13.71%	397,466	2007
	12.486051	14.938890	19.64%	330,957	2006
	11.509431	12.486051	8.49%	192,786	2005
	10.000000	11.509431	15.09%	73,229	2004*

7

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3- Q/NQ	10.873883	11.891510	9.36%	83,887	2007
	9.782619	10.873883	11.16%	57,285	2006
	10.000000	9.782619	-2.17%	1,562	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.187133	15.410684	8.62%	37,241	2007
	13.044049	14.187133	8.76%	35,386	2006
	12.299857	13.044049	6.05%	36,219	2005
	11.530862	12.299857	6.67%	36,232	2004
	10.000000	11.530862	15.31%	25,707	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.261496	23.229688	34.58%	18,485	2007
	16.059602	17.261496	7.48%	7,631	2006
	14.484651	16.059602	10.87%	6,190	2005
	12.465371	14.484651	16.20%	6,431	2004
	10.000000	12.465371	24.65%	2,757	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.798006	17.559274	4.53%	31,395	2007
	15.395190	16.798006	9.11%	35,493	2006
	14.091268	15.395190	9.25%	34,304	2005
	12.178822	14.091268	15.70%	36,392	2004
	10.000000	12.178822	21.79%	10,393	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.601309	39.845727	26.09%	3,638	2007
	21.878975	31.601309	44.44%	4,423	2006
	16.834176	21.878975	29.97%	4,646	2005
	14.399651	16.834176	16.91%	5,417	2004
	10.000000	14.399651	44.00%	5,770	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.389021	26.980652	26.14%	54,744	2007
	14.801813	21.389021	44.50%	38,358	2006
	11.382164	14.801813	30.04%	2,910	2005
	10.000000	11.382164	13.82%	1,988	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.245588	10.572577	3.19%	474,174	2007
	9.981752	10.245588	2.64%	327,800	2006
	9.989171	9.981752	-0.07%	172,876	2005
	10.062877	9.989171	-0.73%	185,260	2004
	10.000000	10.062877	0.63%	16,371	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.705122	16.080133	9.35%	140,845	2007
	13.912238	14.705122	5.70%	152,562	2006
	13.550739	13.912238	2.67%	225,225	2005
	12.622915	13.550739	7.35%	141,692	2004
	10.000000	12.622915	26.23%	23,821	2003*

8

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.463204	19.565668	5.97%	143,722	2007
	15.554069	18.463204	18.70%	134,800	2006
	14.831129	15.554069	4.87%	109,006	2005
	13.112910	14.831129	13.10%	34,542	2004
	10.000000	13.112910	31.13%	16,798	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.701067	15.543881	-1.00%	13,281	2007
	15.144158	15.701067	3.68%	13,444	2006
	14.941199	15.144158	1.36%	11,216	2005
	13.558368	14.941199	10.20%	5,806	2004
	10.000000	13.558368	35.58%	434	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.146851	14.381228	1.66%	259,134	2007
	11.633235	14.146851	21.61%	172,259	2006
	10.000000	11.633235	16.33%	15,541	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	18.105333	21.790850	20.36%	3,570	2007
	16.056832	18.105333	12.76%	5,612	2006
	14.371353	16.056832	11.73%	5,439	2005
	12.574042	14.371353	14.29%	5,787	2004
	10.000000	12.574042	25.74%	4,379	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.616787	12.805923	1.50%	14,670	2007
	11.545836	12.616787	9.28%	16,034	2006
	10.000000	11.545836	15.46%	7,233	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.114937	17.080312	5.99%	388,211	2007
	14.388098	16.114937	12.00%	260,719	2006
	13.669252	14.388098	5.26%	55,998	2005
	12.250550	13.669252	11.58%	24,200	2004
	10.000000	12.250550	22.51%	1,442	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.451726	10.926297	4.54%	1,054,194	2007
	10.000000	10.451726	4.52%	517,091	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.433824	10.582931	1.43%	117,718	2007
	10.000000	10.433824	4.34%	27,836	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.734006	12.090799	12.64%	145,718	2007
	10.000000	10.734006	7.34%	54,435	2006*

9

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.261053	11.308815	10.21%	289,188	2007
	10.000000	10.261053	2.61%	111,552	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.792857	-2.07%	122,205	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.216296	14.440825	1.58%	46,831	2007
	13.048580	14.216296	8.95%	53,179	2006
	12.938758	13.048580	0.85%	69,671	2005
	11.931120	12.938758	8.45%	57,966	2004
	10.000000	11.931120	19.31%	12,466	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.369143	11.552447	1.61%	75,514	2007
	10.435727	11.369143	8.94%	93,292	2006
	10.000000	10.435727	4.36%	91,968	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	34.668051	49.576391	43.00%	2,414	2007
	25.818435	34.668051	34.28%	2,613	2006
	19.806685	25.818435	30.35%	4,055	2005
	16.696081	19.806685	18.63%	6,952	2004
	10.000000	16.696081	66.96%	4,735	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.608665	29.523513	43.26%	76,011	2007
	15.320839	20.608665	34.51%	69,031	2006
	11.739471	15.320839	30.51%	61,860	2005
	10.000000	11.739471	17.39%	20,866	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.463962	26.563640	18.25%	220	2007
	16.606134	22.463962	35.28%	219	2006
	15.875972	16.606134	4.60%	224	2005
	12.440545	15.875972	27.61%	1,355	2004
	10.000000	12.440545	24.41%	1,208	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.879748	21.245720	-2.90%	676	2007
	18.496985	21.879748	18.29%	676	2006
	16.949603	18.496985	9.13%	680	2005
	14.249088	16.949603	18.95%	680	2004
	10.000000	14.249088	42.49%	377	2003*

10

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.601174	11.188756	5.54%	590,019	2007
	10.414200	10.601174	1.80%	430,578	2006
	10.238215	10.414200	1.72%	171,967	2005
	10.065763	10.238215	1.71%	140,901	2004
	10.000000	10.065763	0.66%	123,118	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.778995	17.549659	11.22%	4,948	2007
	15.638049	15.778995	0.90%	4,993	2006
	14.674063	15.638049	6.57%	4,997	2005
	13.849764	14.674063	5.95%	6,087	2004
	10.000000	13.849764	38.50%	4,473	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.589601	11.783386	11.27%	21,852	2007
	10.496681	10.589601	0.89%	24,798	2006
	9.845351	10.496681	6.62%	26,800	2005
	10.000000	9.845351	-1.55%	6,333	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.853520	11.693487	7.74%	8,414	2007
	10.000000	10.853520	8.54%	8,414	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.789358	12.236402	3.79%	153,253	2007
	11.273492	11.789358	4.58%	154,514	2006
	11.078342	11.273492	1.76%	185,275	2005
	10.747049	11.078342	3.08%	161,007	2004
	10.000000	10.747049	7.47%	18,838	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.300458	13.867459	4.26%	388,112	2007
	12.453507	13.300458	6.80%	444,216	2006
	12.099836	12.453507	2.92%	380,118	2005
	11.463419	12.099836	5.55%	270,252	2004
	10.000000	11.463419	14.63%	50,259	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.019422	15.630125	4.07%	1,355,851	2007
	13.692941	15.019422	9.69%	1,368,190	2006
	13.195663	13.692941	3.77%	915,211	2005
	12.230307	13.195663	7.89%	513,874	2004
	10.000000	12.230307	22.30%	250,991	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.169154	17.950280	4.55%	869,061	2007
	15.217195	17.169154	12.83%	763,448	2006
	14.427898	15.217195	5.47%	333,789	2005
	13.067345	14.427898	10.41%	145,781	2004
	10.000000	13.067345	30.67%	38,122	2003*

11

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.885516	19.708994	4.36%	189,800	2007
	16.405054	18.885516	15.12%	166,269	2006
	15.430298	16.405054	6.32%	140,504	2005
	13.738255	15.430298	13.32%	89,098	2004
	10.000000	13.738255	37.38%	31,177	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.640679	17.820429	7.09%	215,802	2007
	15.407360	16.640679	8.00%	131,792	2006
	14.271294	15.407360	7.96%	33,164	2005
	12.575565	14.271294	13.48%	25,944	2004
	10.000000	12.575565	25.76%	12,433	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.523333	20.682540	5.94%	44,903	2007
	18.036183	19.523333	8.25%	60,139	2006
	16.333804	18.036183	10.42%	52,290	2005
	14.328349	16.333804	14.00%	23,906	2004
	10.000000	14.328349	43.28%	9,755	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.254373	10.583772	3.21%	559,099	2007
	9.958934	10.254373	2.97%	410,849	2006
	9.847439	9.958934	1.13%	182,168	2005
	9.916936	9.847439	-0.70%	141,620	2004
	10.000000	9.916936	-0.83%	106,497	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.596200	21.846587	1.16%	4,591	2007
	17.911539	21.596200	20.57%	5,144	2006
	16.266338	17.911539	10.11%	5,144	2005
	13.761705	16.266338	18.20%	5,508	2004
	10.000000	13.761705	37.62%	3,106	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.233886	15.408976	1.15%	271,550	2007
	12.634324	15.233886	20.58%	185,429	2006
	11.472337	12.634324	10.13%	159,160	2005
	10.000000	11.472337	14.72%	87,671	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	16.511159	17.807128	7.85%	19,486	2007
	16.276050	16.511159	1.44%	18,236	2006
	15.336796	16.276050	6.12%	13,734	2005
	13.758533	15.336796	11.47%	9,183	2004
	10.000000	13.758533	37.59%	1,830	2003*

12

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.519622	20.576528	-8.63%	25,918	2007
	19.523677	22.519622	15.35%	27,750	2006
	19.283784	19.523677	1.24%	34,205	2005
	16.733305	19.283784	15.24%	35,584	2004
	10.000000	16.733305	67.33%	13,335	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.842898	20.917473	0.36%	105,265	2007
	18.934269	20.842898	10.08%	123,393	2006
	17.161314	18.934269	10.33%	121,344	2005
	14.667440	17.161314	17.00%	76,276	2004
	10.000000	14.667440	46.67%	28,688	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.697857	17.744200	6.27%	296,021	2007
	14.948217	16.697857	11.70%	202,332	2006
	14.177151	14.948217	5.44%	21,559	2005
	13.140251	14.177151	7.89%	9,000	2004
	10.000000	13.140251	31.40%	1,889	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.702673	19.740995	18.19%	1,532	2007
	15.320552	16.702673	9.02%	2,425	2006
	15.674717	15.320552	-2.26%	2,534	2005
	15.296549	15.674717	2.47%	2,754	2004
	10.000000	15.296549	52.97%	1,483	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.620443	13.723571	18.10%	6,256	2007
	10.608946	11.620443	9.53%	4,114	2006
	10.854188	10.608946	-2.26%	4,140	2005
	10.000000	10.854188	8.54%	1,514	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.790165	21.397183	20.28%	33,487	2007
	18.152057	17.790165	-1.99%	49,622	2006
	16.497596	18.152057	10.03%	44,617	2005
	14.941071	16.497596	10.42%	14,975	2004
	10.000000	14.941071	49.41%	218	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.324603	17.577757	-4.08%	456,721	2007
	16.098052	18.324603	13.83%	445,090	2006
	15.721293	16.098052	2.40%	337,027	2005
	13.631643	15.721293	15.33%	217,018	2004
	10.000000	13.631643	36.32%	60,088	2003*

13

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.913924	12.276967	3.05%	63,543	2007
	11.536687	11.913924	3.27%	77,725	2006
	11.461997	11.536687	0.65%	82,328	2005
	10.922848	11.461997	4.94%	61,731	2004
	10.000000	10.922848	9.23%	27,564	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.709898	17.617412	12.14%	102,751	2007
	14.810791	15.709898	6.07%	101,932	2006
	14.338489	14.810791	3.29%	105,375	2005
	13.653538	14.338489	5.02%	81,166	2004
	10.000000	13.653538	36.54%	15,334	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.974661	15.642402	4.46%	160,229	2007
	12.949029	14.974661	15.64%	167,478	2006
	11.526477	12.949029	12.34%	136,117	2005
	10.000000	11.526477	15.26%	67,107	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	23.025091	24.056933	4.48%	12,811	2007
	19.916503	23.025091	15.61%	13,851	2006
	17.726536	19.916503	12.35%	16,063	2005
	15.138497	17.726536	17.10%	21,472	2004
	10.000000	15.138497	51.38%	22,157	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.551892	-4.48%	11,821	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	14.013823	13.737757	-1.97%	28,457	2007
	13.024940	14.013823	7.59%	47,456	2006
	12.962824	13.024940	0.48%	49,732	2005
	12.103355	12.962824	7.10%	32,026	2004
	10.000000	12.103355	21.03%	8,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.599446	17.027853	2.58%	399,394	2007
	14.684344	16.599446	13.04%	334,580	2006
	14.097983	14.684344	4.16%	134,326	2005
	13.113389	14.097983	7.51%	54,684	2004
	10.000000	13.113389	31.13%	20,326	2003*

14

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	21.655942	21.032409	-2.88%	108,602	2007
	19.174248	21.655942	12.94%	91,450	2006
	17.741782	19.174248	8.07%	42,375	2005
	15.113211	17.741782	17.39%	21,085	2004
	10.000000	15.113211	51.13%	2,339	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB -Q/NQ	15.932624	14.744659	-7.46%	11,567	2007
	13.954292	15.932624	14.18%	12,449	2006
	13.462337	13.954292	3.65%	15,662	2005
	12.300530	13.462337	9.45%	13,169	2004
	10.000000	12.300530	23.01%	3,270	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.163472	21.521013	6.73%	7,344	2007
	16.027022	20.163472	25.81%	7,701	2006
	14.501533	16.027022	10.52%	8,148	2005
	12.670326	14.501533	14.45%	11,759	2004
	10.000000	12.670326	26.70%	4,920	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.127530	13.643309	3.93%	2,526	2007
	12.639856	13.127530	3.86%	5,956	2006
	12.140643	12.639856	4.11%	8,997	2005
	11.734923	12.140643	3.46%	9,093	2004
	10.000000	11.734923	17.35%	7,463	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	12.064049	13.366098	10.79%	147,232	2007
	11.202220	12.064049	7.69%	68,215	2006
	10.000000	11.202220	12.02%	66,194	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.307765	12.489431	1.48%	104,864	2007
	10.530866	12.307765	16.87%	93,039	2006
	10.000000	10.530866	5.31%	33,384	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.274389	10.648454	3.64%	49,113	2007
	10.026784	10.274389	2.47%	17,274	2006
	10.000000	10.026784	0.27%	3,000	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.827538	11.220751	3.63%	438,890	2007
	10.614013	10.827538	2.01%	308,221	2006
	10.367358	10.614013	2.38%	154,979	2005
	10.113318	10.367358	2.51%	96,299	2004
	10.000000	10.113318	1.13%	27,281	2003*

15

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.450955	17.238977	4.79%	7,228	2007
	15.072436	16.450955	9.15%	7,794	2006
	13.645353	15.072436	10.46%	8,984	2005
	12.584719	13.645353	8.43%	9,531	2004
	10.000000	12.584719	25.85%	6,978	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.241234	23.010702	-18.52%	83,871	2007
	20.825317	28.241234	35.61%	108,460	2006
	18.108162	20.825317	15.01%	117,565	2005
	13.510360	18.108162	34.03%	60,555	2004
	10.000000	13.510360	35.10%	38,208	2003*

16

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.658499	17.611384	-0.27%	6,902	2007
	15.888644	17.658499	11.14%	6,901	2006
	15.314957	15.888644	3.75%	12,403	2005
	14.041976	15.314957	9.07%	11,126	2004
	10.000000	14.041976	40.42%	1,182	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.564192	17.110586	9.94%	690	2007
	14.913148	15.564192	4.37%	690	2006
	13.957607	14.913148	6.85%	690	2005
	13.339769	13.957607	4.63%	690	2004
	10.000000	13.339769	33.40%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.450049	21.155812	8.77%	2,849	2007
	17.001606	19.450049	14.40%	2,933	2006
	15.812072	17.001606	7.52%	5,441	2005
	13.940527	15.812072	13.43%	6,185	2004
	10.000000	13.940527	39.41%	217	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.717215	18.279472	3.17%	15,834	2007
	15.390535	17.717215	15.12%	16,250	2006
	14.952834	15.390535	2.93%	16,242	2005
	13.662722	14.952834	9.44%	18,655	2004
	10.000000	13.662722	36.63%	6,547	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.402960	20.381388	-0.11%	9,427	2007
	18.155414	20.402960	12.38%	9,780	2006
	17.302381	18.155414	4.93%	10,327	2005
	14.766948	17.302381	17.17%	10,178	2004
	10.000000	14.766948	47.67%	4,254	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.604714	17.246416	-2.04%	2,123	2007
	15.315119	17.604714	14.95%	2,123	2006
	14.890772	15.315119	2.85%	2,123	2005
	13.442526	14.890772	10.77%	2,100	2004
	10.000000	13.442526	34.43%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.997509	23.201470	16.02%	2,912	2007
	16.290886	19.997509	22.75%	2,912	2006
	14.636650	16.290886	11.30%	2,912	2005
	12.959792	14.636650	12.94%	2,912	2004
	10.000000	12.959792	29.60%	671	2003*

17

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.353125	17.810270	16.00%	5,001	2007
	12.495190	15.353125	22.87%	8,394	2006
	11.239611	12.495190	11.17%	0	2005
	10.000000	11.239611	12.40%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.234752	12.705990	-4.00%	0	2007
	11.186722	13.234752	18.31%	385	2006
	10.000000	11.186722	11.87%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.510297	16.063570	18.90%	10,137	2007
	14.210952	13.510297	-4.93%	9,769	2006
	14.161712	14.210952	0.35%	9,769	2005
	13.013813	14.161712	8.82%	9,760	2004
	10.000000	13.013813	30.14%	1,709	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.332945	17.080339	-6.83%	10,211	2007
	15.726464	18.332945	16.57%	10,757	2006
	15.241548	15.726464	3.18%	10,688	2005
	13.566392	15.241548	12.35%	10,354	2004
	10.000000	13.566392	35.66%	3,055	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	12.143018	16.670781	37.29%	3,447	2007
	11.334020	12.143018	7.14%	0	2006
	10.000000	11.334020	13.34%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.809888	11.645795	7.73%	14,455	2007
	10.813529	10.809888	-0.03%	15,055	2006
	10.819794	10.813529	-0.06%	18,227	2005
	10.391879	10.819794	4.12%	32,298	2004
	10.000000	10.391879	3.92%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.719191	20.252351	-2.25%	7,354	2007
	18.403088	20.719191	12.59%	4,602	2006
	17.439945	18.403088	5.52%	4,602	2005
	14.541108	17.439945	19.94%	4,413	2004
	10.000000	14.541108	45.41%	3,936	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.804113	17.359068	3.30%	7,294	2007
	14.822632	16.804113	13.37%	10,636	2006
	14.423465	14.822632	2.77%	10,758	2005
	13.282860	14.423465	8.59%	13,093	2004
	10.000000	13.282860	32.83%	1,274	2003*

18

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.287971	16.072727	5.13%	3,656	2007
	13.369024	15.287971	14.35%	3,919	2006
	13.048499	13.369024	2.46%	9,877	2005
	12.653727	13.048499	3.12%	7,510	2004
	10.000000	12.653727	26.54%	2,737	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.914678	13.892332	-12.71%	1,353	2007
	15.622711	15.914678	1.87%	1,379	2006
	15.040310	15.622711	3.87%	1,534	2005
	13.764492	15.040310	9.27%	1,534	2004
	10.000000	13.764492	37.64%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.931977	15.016501	-11.31%	365	2007
	14.771489	16.931977	14.63%	365	2006
	14.326726	14.771489	3.10%	350	2005
	13.296363	14.326726	7.75%	350	2004
	10.000000	13.296363	32.96%	350	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.555400	16.780832	7.88%	349	2007
	13.652916	15.555400	13.93%	349	2006
	13.643002	13.652916	0.07%	3,543	2005
	12.944483	13.643002	5.40%	3,978	2004
	10.000000	12.944483	29.44%	4,047	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.284704	9.968983	-3.07%	0	2007
	10.000000	10.284704	2.85%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.575637	10.940382	3.45%	16,825	2007
	10.341756	10.575637	2.26%	20,899	2006
	10.406737	10.341756	-0.62%	20,236	2005
	10.236130	10.406737	1.67%	18,719	2004
	10.000000	10.236130	2.36%	20,028	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.046959	21.983296	15.42%	47,405	2007
	17.370082	19.046959	9.65%	43,071	2006
	15.132524	17.370082	14.79%	54,238	2005
	13.354150	15.132524	13.32%	49,548	2004
	10.000000	13.354150	33.54%	17,430	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.343753	21.987615	43.30%	1,890	2007
	13.370886	15.343753	14.75%	1,949	2006
	10.000000	13.370886	33.71%	0	2005*

19

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.377949	18.312401	-0.36%	37,315	2007
	15.572455	18.377949	18.02%	41,852	2006
	14.989922	15.572455	3.89%	41,303	2005
	13.695185	14.989922	9.45%	57,068	2004
	10.000000	13.695185	36.95%	30,464	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.517879	12.287101	6.68%	0	2007
	10.681338	11.517879	7.83%	0	2006
	10.000000	10.681338	6.81%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	12.077926	13.068125	8.20%	0	2007
	10.987647	12.077926	9.92%	0	2006
	10.000000	10.987647	9.88%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.440804	13.596993	9.29%	0	2007
	11.195544	12.440804	11.12%	0	2006
	10.000000	11.195544	11.96%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.287281	19.051446	24.62%	20,048	2007
	14.577120	15.287281	4.87%	15,701	2006
	14.040855	14.577120	3.82%	15,487	2005
	13.837109	14.040855	1.47%	15,810	2004
	10.000000	13.837109	38.37%	17,031	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.844196	11.105543	2.41%	36,175	2007
	10.582306	10.844196	2.47%	35,592	2006
	10.553929	10.582306	0.27%	36,503	2005
	10.294225	10.553929	2.52%	32,736	2004
	10.000000	10.294225	2.94%	5,833	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.569273	25.612307	13.48%	35,346	2007
	20.404472	22.569273	10.61%	39,379	2006
	17.569807	20.404472	16.13%	34,546	2005
	14.323670	17.569807	22.66%	33,536	2004
	10.000000	14.323670	43.24%	18,030	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.324984	25.711757	15.17%	2,223	2007
	19.263360	22.324984	15.89%	2,304	2006
	16.480203	19.263360	16.89%	2,304	2005
	14.780296	16.480203	11.50%	2,588	2004
	10.000000	14.780296	47.80%	3,825	2003*

20

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.920770	17.185339	15.18%	3,197	2007
	12.870128	14.920770	15.93%	3,398	2006
	11.014450	12.870128	16.85%	11,695	2005
	10.000000	11.014450	10.14%	10,910	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.426839	22.229288	3.75%	4,278	2007
	18.769584	21.426839	14.16%	4,357	2006
	18.621989	18.769584	0.79%	8,489	2005
	16.624081	18.621989	12.02%	10,427	2004
	10.000000	16.624081	66.24%	4,733	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.097057	11.328748	2.09%	2,734	2007
	10.000000	11.097057	10.97%	458	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.867731	16.150306	-4.25%	27,952	2007
	14.635223	16.867731	15.25%	28,474	2006
	14.379808	14.635223	1.78%	39,632	2005
	13.165549	14.379808	9.22%	37,220	2004
	10.000000	13.165549	31.66%	15,664	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.588889	20.736007	-3.95%	1,687	2007
	18.754252	21.588889	15.11%	4,736	2006
	17.522146	18.754252	7.03%	4,811	2005
	14.389863	17.522146	21.77%	7,330	2004
	10.000000	14.389863	43.90%	467	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.977560	20.232033	26.63%	2,914	2007
	12.668305	15.977560	26.12%	0	2006
	10.000000	12.668305	26.68%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.779294	23.605325	13.60%	30,972	2007
	17.387393	20.779294	19.51%	31,007	2006
	16.038366	17.387393	8.41%	31,518	2005
	13.751167	16.038366	16.63%	34,896	2004
	10.000000	13.751167	37.51%	21,985	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.898644	16.923267	13.59%	13,609	2007
	12.465022	14.898644	19.52%	18,731	2006
	11.501699	12.465022	8.38%	26,469	2005
	10.000000	11.501699	15.02%	21,968	2004*

21

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.855571	11.859368	9.25%	1,409	2007
	9.776034	10.855571	11.04%	0	2006
	10.000000	9.776034	-2.24%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.131476	15.334560	8.51%	0	2007
	13.006046	14.131476	8.65%	0	2006
	12.276441	13.006046	5.94%	0	2005
	11.520606	12.276441	6.56%	0	2004
	10.000000	11.520606	15.21%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.193769	23.114947	34.44%	4,800	2007
	16.012813	17.193769	7.38%	4,345	2006
	14.457079	16.012813	10.76%	4,401	2005
	12.454292	14.457079	16.08%	4,279	2004
	10.000000	12.454292	25.54%	2,952	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.735656	17.476239	4.43%	0	2007
	15.353585	16.735656	9.00%	2,975	2006
	14.067422	15.353585	9.14%	3,387	2005
	12.170561	14.067422	15.59%	0	2004
	10.000000	12.170561	21.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.477434	39.649038	25.96%	12,976	2007
	21.815277	31.477434	44.29%	12,976	2006
	16.802152	21.815277	29.84%	12,976	2005
	14.386862	16.802152	16.79%	14,040	2004
	10.000000	14.386862	43.87%	10,190	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.331427	26.880547	26.01%	6,775	2007
	14.776907	21.331427	44.36%	1,993	2006
	11.374522	14.776907	29.91%	610	2005
	10.000000	11.374522	13.75%	313	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.205378	10.520337	3.09%	12,346	2007
	9.952665	10.205378	2.54%	12,663	2006
	9.970148	9.952665	-0.18%	16,384	2005
	10.053922	9.970148	-0.83%	22,626	2004
	10.000000	10.053922	0.54%	8,143	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.647444	16.000722	9.24%	19,023	2007
	13.871721	14.647444	5.59%	23,733	2006
	13.524972	13.871721	2.56%	29,978	2005
	12.611711	13.524972	7.24%	27,200	2004
	10.000000	12.611711	26.12%	10,324	2003*

22

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.390788	19.469028	5.86%	10,455	2007
	15.508758	18.390788	18.58%	9,831	2006
	14.802915	15.508758	4.77%	9,468	2005
	13.101256	14.802915	12.99%	8,573	2004
	10.000000	13.101256	31.01%	6,046	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.639468	15.467086	-1.10%	3,385	2007
	15.100041	15.639468	3.57%	3,219	2006
	14.912765	15.100041	1.26%	3,142	2005
	13.546314	14.912765	10.09%	3,169	2004
	10.000000	13.546314	35.46%	2,124	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	14.123012	14.342336	1.55%	3,696	2007
	11.625396	14.123012	21.48%	4,523	2006
	10.000000	11.625396	16.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	18.032072	21.680533	20.23%	5,613	2007
	16.008068	18.032072	12.64%	5,581	2006
	14.342226	16.008068	11.61%	5,800	2005
	12.561301	14.342226	14.18%	4,554	2004
	10.000000	12.561301	25.61%	1,399	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.595551	12.771312	1.40%	0	2007
	11.538079	12.595551	9.17%	0	2006
	10.000000	11.538079	15.38%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.055160	16.999583	5.88%	9,226	2007
	14.349244	16.055160	11.89%	8,660	2006
	13.646139	14.349244	5.15%	1,737	2005
	12.242250	13.646139	11.47%	1,761	2004
	10.000000	12.242250	22.42%	1,299	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.444700	10.907812	4.43%	2,294	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.426790	10.565011	1.33%	4,454	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.726774	12.070327	12.53%	5,718	2007
	10.000000	10.726774	7.27%	1,997	2006*

23

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	9.786217	-2.14%	0	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.254148	11.289658	10.10%	0	2007
	10.000000	10.254148	2.54%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.160558	14.369521	1.48%	14,137	2007
	13.010580	14.160558	8.84%	14,212	2006
	12.914147	13.010580	0.75%	14,284	2005
	11.920518	12.914147	8.34%	18,171	2004
	10.000000	11.920518	19.21%	13,024	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.349994	11.521221	1.51%	4,772	2007
	10.428702	11.349994	8.83%	3,811	2006
	10.000000	10.428702	4.29%	2,757	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	34.532168	49.331720	42.86%	3,136	2007
	25.743289	34.532168	34.14%	3,136	2006
	19.769023	25.743289	30.22%	7,301	2005
	16.681255	19.769023	18.51%	7,404	2004
	10.000000	16.681255	66.81%	3,272	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.553200	29.414021	43.11%	6,247	2007
	15.295088	20.553200	34.38%	5,959	2006
	11.731602	15.295088	30.38%	3,953	2005
	10.000000	11.731602	17.32%	4,452	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.375845	26.432452	18.13%	0	2007
	16.557753	22.375845	35.14%	0	2006
	15.845755	16.557753	4.49%	0	2005
	12.429469	15.845755	27.49%	1,196	2004
	10.000000	12.429469	24.29%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.793953	21.140796	-3.00%	112	2007
	18.443115	21.793953	18.17%	112	2006
	16.917366	18.443115	9.02%	112	2005
	14.236433	16.917366	18.83%	112	2004
	10.000000	14.236433	42.36%	47	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.559563	11.133461	5.43%	15,297	2007
	10.383839	10.559563	1.69%	20,640	2006
	10.218714	10.383839	1.62%	12,875	2005
	10.056798	10.218714	1.61%	13,812	2004
	10.000000	10.056798	0.57%	22,869	2003*

24

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.717105	17.462982	11.11%	117	2007
	15.592487	15.717105	0.80%	117	2006
	14.646138	15.592487	6.46%	117	2005
	13.837460	14.646138	5.84%	1,163	2004
	10.000000	13.837460	38.37%	48	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.561063	11.739639	11.16%	864	2007
	10.479012	10.561063	0.78%	1,307	2006
	9.838727	10.479012	6.51%	2,378	2005
	10.000000	9.838727	-1.61%	1,074	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.743052	12.175906	3.69%	13,477	2007
	11.240596	11.743052	4.47%	13,358	2006
	11.057226	11.240596	1.66%	13,663	2005
	10.737468	11.057226	2.98%	13,753	2004
	10.000000	10.737468	7.37%	2,892	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.248273	13.798951	4.16%	38,539	2007
	12.417219	13.248273	6.69%	73,524	2006
	12.076800	12.417219	2.82%	61,743	2005
	11.453215	12.076800	5.44%	66,675	2004
	10.000000	11.453215	14.53%	16,976	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.960495	15.552908	3.96%	77,299	2007
	13.653042	14.960495	9.58%	79,546	2006
	13.170541	13.653042	3.66%	80,181	2005
	12.219426	13.170541	7.78%	69,507	2004
	10.000000	12.219426	22.19%	23,350	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.101815	17.861621	4.44%	37,302	2007
	15.172866	17.101815	12.71%	37,571	2006
	14.400446	15.172866	5.36%	37,896	2005
	13.055735	14.400446	10.30%	29,857	2004
	10.000000	13.055735	30.56%	14,679	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.811454	19.611669	4.25%	24,818	2007
	16.357271	18.811454	15.00%	24,568	2006
	15.400938	16.357271	6.21%	24,798	2005
	13.726044	15.400938	12.20%	23,994	2004
	10.000000	13.726044	37.26%	22,563	2003*

25

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.578910	17.736157	6.98%	3,178	2007
	15.365730	16.578910	7.90%	3,659	2006
	14.247149	15.365730	7.85%	921	2005
	12.567045	14.247149	13.37%	512	2004
	10.000000	12.567045	25.67%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.446772	20.580401	5.83%	11,605	2007
	17.983657	19.446772	8.14%	11,959	2006
	16.302727	17.983657	10.31%	12,725	2005
	14.315619	16.302727	13.88%	13,832	2004
	10.000000	14.315619	43.16%	6,699	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.213733	10.531068	3.11%	24,559	2007
	9.929517	10.213733	2.86%	26,039	2006
	9.828303	9.929517	1.03%	12,793	2005
	9.907723	9.828303	-0.80%	13,639	2004
	10.000000	9.907723	-0.92%	17,772	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.192857	15.351794	1.05%	14,080	2007
	12.613064	15.192857	20.45%	14,012	2006
	11.464644	12.613064	10.02%	10,933	2005
	10.000000	11.464644	14.65%	8,664	2004*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.516083	21.743316	1.06%	950	2007
	17.863159	21.516083	20.45%	950	2006
	16.238833	17.863159	10.00%	950	2005
	13.752384	16.238833	18.08%	950	2004
	10.000000	13.752384	37.52%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	16.446395	17.719173	7.74%	607	2007
	16.228647	16.446395	1.34%	607	2006
	15.307615	16.228647	6.02%	873	2005
	13.746313	15.307615	11.36%	603	2004
	10.000000	13.746313	37.46%	76	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.431312	20.474906	-8.72%	13,715	2007
	19.466836	22.431312	15.23%	13,622	2006
	19.247126	19.466836	1.14%	17,875	2005
	16.718464	19.247126	15.12%	18,595	2004
	10.000000	16.718464	67.18%	12,113	2003*

26

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.761119	20.814123	0.26%	12,091	2007
	18.879084	20.761119	9.97%	12,256	2006
	17.128629	18.879084	10.22%	15,340	2005
	14.654395	17.128629	16.88%	14,990	2004
	10.000000	14.654395	46.54%	12,666	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.632365	17.656561	6.16%	10,830	2007
	14.904674	16.632365	11.59%	11,792	2006
	14.150175	14.904674	5.33%	5,945	2005
	13.128576	14.150175	7.78%	6,169	2004
	10.000000	13.128576	31.29%	6,169	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.637183	19.643516	18.07%	104	2007
	15.275946	16.637183	8.91%	104	2006
	15.644906	15.275946	-2.36%	4,274	2005
	15.282977	15.644906	2.37%	4,274	2004
	10.000000	15.282977	52.83%	43	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.589142	13.672636	17.98%	4,907	2007
	10.591089	11.589142	9.42%	830	2006
	10.846894	10.591089	-2.36%	830	2005
	10.000000	10.846894	8.47%	830	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.720367	21.291489	20.15%	888	2007
	18.099172	17.720367	-2.09%	888	2006
	16.466194	18.099172	9.92%	2,438	2005
	14.927789	16.466194	10.31%	2,198	2004
	10.000000	14.927789	49.28%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.252744	17.490950	-4.17%	33,040	2007
	16.051165	18.252744	13.72%	37,589	2006
	15.691383	16.051165	2.29%	39,116	2005
	13.619525	15.691383	15.21%	40,204	2004
	10.000000	13.619525	36.20%	19,650	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.867168	12.216298	2.94%	28,609	2007
	11.503052	11.867168	3.17%	29,820	2006
	11.440175	11.503052	0.55%	16,077	2005
	10.913127	11.440175	4.83%	15,361	2004
	10.000000	10.913127	9.13%	10,118	2003*

27

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.648279	17.530404	12.03%	12,692	2007
	14.767643	15.648279	5.96%	12,306	2006
	14.311213	14.767643	3.19%	12,612	2005
	13.641397	14.311213	4.91%	17,123	2004
	10.000000	13.641397	36.41%	15,154	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.934359	15.584368	4.35%	5,264	2007
	12.927265	14.934359	15.53%	5,198	2006
	11.518744	12.927265	12.23%	5,772	2005
	10.000000	11.518744	15.19%	6,522	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.934794	23.938117	4.37%	1,775	2007
	19.858496	22.934794	15.49%	1,898	2006
	17.692814	19.858496	12.24%	6,429	2005
	15.125050	17.692814	16.98%	6,897	2004
	10.000000	15.125050	51.25%	4,169	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.545409	-4.55%	42	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.958843	13.669891	-2.07%	11,877	2007
	12.986985	13.958843	7.48%	12,840	2006
	12.938142	12.986985	0.38%	19,181	2005
	12.092593	12.938142	6.99%	27,074	2004
	10.000000	12.092593	20.93%	9,080	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.534344	16.943761	2.48%	19,969	2007
	14.641582	16.534344	12.93%	21,469	2006
	14.071167	14.641582	4.05%	15,651	2005
	13.101729	14.071167	7.40%	17,171	2004
	10.000000	13.101729	31.02%	3,101	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	21.571062	20.928584	-2.98%	3,607	2007
	19.118454	21.571062	12.83%	3,731	2006
	17.708055	19.118454	7.96%	2,706	2005
	15.099793	17.708055	17.27%	2,721	2004
	10.000000	15.099793	51.00%	993	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.873489	14.674939	-7.55%	0	2007
	13.916589	15.873489	14.06%	0	2006
	13.439563	13.916589	3.55%	0	2005
	12.292191	13.439563	9.33%	0	2004
	10.000000	12.292191	22.92%	0	2003*

28

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.088657	21.419267	6.62%	0	2007
	15.983722	20.088657	25.68%	0	2006
	14.477008	15.983722	10.41%	0	2005
	12.661737	14.477008	14.34%	0	2004
	10.000000	12.661737	26.62%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.078796	13.578796	3.82%	0	2007
	12.605700	13.078796	3.75%	0	2006
	12.120096	12.605700	4.01%	0	2005
	11.726971	12.120096	3.35%	0	2004
	10.000000	11.726971	17.27%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	12.043722	13.329964	10.68%	1,374	2007
	11.194685	12.043722	7.58%	0	2006
	10.000000	11.194685	11.95%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.287032	12.455662	1.37%	7,147	2007
	10.523778	12.287032	16.75%	8,451	2006
	10.000000	10.523778	5.24%	12,260	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.257077	10.619660	3.53%	0	2007
	10.020034	10.257077	2.37%	0	2006
	10.000000	10.020034	0.20%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.787340	11.167683	3.53%	10,172	2007
	10.585324	10.787340	1.91%	13,027	2006
	10.349803	10.585324	2.28%	4,146	2005
	10.106459	10.349803	2.41%	9,107	2004
	10.000000	10.106459	1.06%	696	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.384383	17.151690	4.68%	720	2007
	15.026650	16.384383	9.04%	720	2006
	13.617677	15.026650	10.35%	3,627	2005
	12.571945	13.617677	8.32%	3,627	2004
	10.000000	12.571945	25.72%	1,128	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.126967	22.894185	-18.60%	5,821	2007
	20.762036	28.126967	35.47%	11,840	2006
	18.071423	20.762036	14.89%	17,758	2005
	13.496647	18.071423	33.90%	18,940	2004
	10.000000	13.496647	34.97%	8,865	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.589180	17.524323	-0.37%	88,107	2007
	15.842324	17.589180	11.03%	92,163	2006
	15.285794	15.842324	3.64%	104,048	2005
	14.029489	15.285794	8.95%	93,037	2004
	10.000000	14.029489	40.29%	42,189	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.503092	17.025992	9.82%	29,975	2007
	14.869670	15.503092	4.26%	28,923	2006
	13.931024	14.869670	6.74%	31,475	2005
	13.327906	13.931024	4.53%	20,650	2004
	10.000000	13.327906	33.28%	14,207	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.373679	21.051206	8.66%	12,723	2007
	16.952019	19.373679	14.29%	11,968	2006
	15.781943	16.952019	7.41%	13,817	2005
	13.928124	15.781943	13.31%	4,141	2004
	10.000000	13.928124	39.28%	1,838	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.647693	18.189134	3.07%	22,896	2007
	15.345688	17.647693	15.00%	50,203	2006
	14.924373	15.345688	2.82%	64,545	2005
	13.650578	14.924373	9.33%	66,547	2004
	10.000000	13.650578	36.51%	54,652	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.322877	20.280642	-0.21%	28,828	2007
	18.102480	20.322877	12.27%	32,755	2006
	17.269419	18.102480	4.82%	37,106	2005
	14.753808	17.269419	17.05%	38,022	2004
	10.000000	14.753808	47.54%	31,007	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.535595	17.161150	-2.14%	4,451	2007
	15.270469	17.535595	14.83%	7,103	2006
	14.862410	15.270469	2.75%	8,678	2005
	13.430573	14.862410	10.66%	9,315	2004
	10.000000	13.430573	34.31%	8,076	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.918963	23.086736	15.90%	5,369	2007
	16.243360	19.918963	22.63%	5,369	2006
	14.608746	16.243360	11.19%	5,369	2005
	12.948252	14.608746	12.82%	5,432	2004
	10.000000	12.948252	29.48%	4,478	2003*

29

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.311694	17.744059	15.89%	2,116	2007
	12.474122	15.311694	22.75%	2,292	2006
	11.232049	12.474122	11.06%	2,798	2005
	10.000000	11.232049	12.32%	591	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.212452	12.671625	-4.09%	9,522	2007
	11.179195	13.212452	18.19%	5,389	2006
	10.000000	11.179195	11.79%	3,752	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.457245	15.984145	18.78%	60,464	2007
	14.169510	13.457245	-5.03%	59,756	2006
	14.134733	14.169510	0.25%	47,653	2005
	13.002232	14.134733	8.71%	38,675	2004
	10.000000	13.002232	30.02%	10,608	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.260956	16.995872	-6.93%	47,426	2007
	15.680601	18.260956	16.46%	51,158	2006
	15.212510	15.680601	3.08%	53,513	2005
	13.554322	15.212510	12.23%	44,539	2004
	10.000000	13.554322	35.54%	17,862	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	12.122531	16.625662	37.15%	2,915	2007
	11.326390	12.122531	7.03%	1,958	2006
	10.000000	11.326390	13.26%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.766075	11.586742	7.62%	39,855	2007
	10.780625	10.766075	-0.13%	43,113	2006
	10.797814	10.780625	-0.16%	52,765	2005
	10.381319	10.797814	4.01%	39,660	2004
	10.000000	10.381319	3.81%	4,982	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.637860	20.152227	-2.35%	11,024	2007
	18.349446	20.637860	12.47%	14,003	2006
	17.406733	18.349446	5.42%	15,065	2005
	14.528180	17.406733	19.81%	14,711	2004
	10.000000	14.528180	45.28%	2,512	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.738134	17.273254	3.20%	39,787	2007
	14.779410	16.738134	13.25%	42,503	2006
	14.395982	14.779410	2.66%	40,181	2005
	13.271042	14.395982	8.48%	28,219	2004
	10.000000	13.271042	32.71%	11,617	2003*

30

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.227945	15.993261	5.03%	12,139	2007
	13.330040	15.227945	14.24%	9,462	2006
	13.023645	13.330040	2.35%	13,930	2005
	12.642473	13.023645	3.02%	4,195	2004
	10.000000	12.642473	26.42%	1,257	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.852187	13.823627	-12.80%	5,158	2007
	15.577163	15.852187	1.77%	8,110	2006
	15.011664	15.577163	3.77%	9,107	2005
	13.752253	15.011664	9.16%	9,244	2004
	10.000000	13.752253	37.52%	5,995	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.865527	14.942277	-11.40%	2,583	2007
	14.728439	16.865527	14.51%	3,327	2006
	14.299453	14.728439	3.00%	3,342	2005
	13.284540	14.299453	7.64%	3,365	2004
	10.000000	13.284540	32.85%	350	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.494317	16.697871	7.77%	4,607	2007
	13.613103	15.494317	13.82%	2,011	2006
	13.617010	13.613103	-0.03%	2,053	2005
	12.932963	13.617010	5.29%	2,004	2004
	10.000000	12.932963	29.33%	1,823	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.277768	9.952067	-3.17%	216	2007
	10.000000	10.277768	2.78%	216	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.534096	10.886287	3.34%	93,851	2007
	10.311577	10.534096	2.16%	94,613	2006
	10.386894	10.311577	-0.73%	95,375	2005
	10.227007	10.386894	1.56%	70,888	2004
	10.000000	10.227007	2.27%	37,128	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.972190	21.874630	15.30%	218,142	2007
	17.319436	18.972190	9.54%	205,206	2006
	15.103695	17.319436	14.67%	222,341	2005
	13.342259	15.103695	13.20%	178,885	2004
	10.000000	13.342259	33.42%	40,399	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.317890	21.928129	43.15%	14,855	2007
	13.361898	15.317890	14.64%	17,346	2006
	10.000000	13.361898	33.62%	2,039	2005*

31

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.305796	18.221859	-0.46%	68,288	2007
	15.527052	18.305796	17.90%	67,210	2006
	14.961372	15.527052	3.78%	69,672	2005
	13.683001	14.961372	9.34%	74,467	2004
	10.000000	13.683001	36.83%	26,777	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.498450	12.253843	6.57%	9,346	2007
	10.674147	11.498450	7.72%	3,850	2006
	10.000000	10.674147	6.74%	4,038	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	12.057567	13.032776	8.09%	20,348	2007
	10.980252	12.057567	9.81%	20,348	2006
	10.000000	10.980252	9.80%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.419828	13.560199	9.18%	11,927	2007
	11.188000	12.419828	11.01%	11,927	2006
	10.000000	11.188000	11.88%	11,927	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.227262	18.957269	24.50%	37,545	2007
	14.534623	15.227262	4.77%	40,838	2006
	14.014115	14.534623	3.71%	45,123	2005
	13.824807	14.014115	1.37%	45,786	2004
	10.000000	13.824807	38.25%	40,594	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.801590	11.050614	2.31%	130,303	2007
	10.551419	10.801590	2.37%	77,463	2006
	10.533806	10.551419	0.17%	36,989	2005
	10.285049	10.533806	2.42%	29,536	2004
	10.000000	10.285049	2.85%	15,370	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.480669	25.485691	13.37%	124,820	2007
	20.344994	22.480669	10.50%	126,178	2006
	17.536354	20.344994	16.02%	117,011	2005
	14.310920	17.536354	22.54%	71,966	2004
	10.000000	14.310920	43.11%	22,993	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.237317	25.584618	15.05%	12,957	2007
	19.207179	22.237317	15.78%	16,390	2006
	16.448793	19.207179	16.77%	16,480	2005
	14.767132	16.448793	11.39%	21,056	2004
	10.000000	14.767132	47.67%	20,774	2003*

32

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.880550	17.121508	15.06%	113,092	2007
	12.848462	14.880550	15.82%	119,865	2006
	11.007058	12.848462	16.73%	101,410	2005
	10.000000	11.007058	10.07%	42,988	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.342734	22.119403	3.64%	8,293	2007
	18.714880	21.342734	14.04%	10,531	2006
	18.586546	18.714880	0.69%	14,374	2005
	16.609312	18.586546	11.90%	15,295	2004
	10.000000	16.609312	66.09%	6,379	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.089575	11.309545	1.98%	38,149	2007
	10.000000	11.089575	10.90%	17,829	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.801516	16.070457	-4.35%	71,948	2007
	14.592554	16.801516	15.14%	82,295	2006
	14.352427	14.592554	1.67%	94,330	2005
	13.153838	14.352427	9.11%	66,941	2004
	10.000000	13.153838	31.54%	21,709	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.504134	20.633488	-4.05%	35,444	2007
	18.699566	21.504134	15.00%	43,473	2006
	17.488770	18.699566	6.92%	45,519	2005
	14.377069	17.48877	21.64%	40,156	2004
	10.000000	14.377069	43.77%	14,401	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.950638	20.177308	26.50%	15,089	2007
	12.659782	15.950638	25.99%	16,466	2006
	10.000000	12.659782	26.60%	5,389	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.697739	23.488672	13.48%	10,950	2007
	17.336712	20.697739	19.39%	17,814	2006
	16.007833	17.336712	8.30%	21,318	2005
	13.738938	16.007833	16.51%	27,321	2004
	10.000000	13.738938	37.39%	22,029	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.858498	16.860430	13.47%	103,350	2007
	12.444050	14.858498	19.40%	79,114	2006
	11.493980	12.444050	8.27%	51,820	2005
	10.000000	11.493980	14.94%	32,011	2004*

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.837251	11.827254	9.14%	23,642	2007
	9.769439	10.837251	10.93%	10,176	2006
	10.000000	9.769439	-2.31%	2,379	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.075967	15.258723	8.40%	13,986	2007
	12.968104	14.075967	8.54%	13,986	2006
	12.253040	12.968104	5.84%	14,015	2005
	11.510347	12.253040	6.45%	14,015	2004
	10.000000	11.510347	15.10%	7,312	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.126273	23.000687	34.30%	22,341	2007
	15.966132	17.126273	7.27%	31,611	2006
	14.429549	15.966132	10.65%	40,312	2005
	12.443207	14.429549	15.96%	41,233	2004
	10.000000	12.443207	24.43%	20,311	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.673495	17.393537	4.32%	4,019	2007
	15.312069	16.673495	8.89%	4,019	2006
	14.043607	15.312069	9.03%	4,019	2005
	12.162319	14.043607	15.47%	4,019	2004
	10.000000	12.162319	21.62%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.353876	39.453098	25.83%	5,669	2007
	21.751682	31.353876	44.14%	5,669	2006
	16.770150	21.751682	29.70%	5,914	2005
	14.374069	16.770150	16.67%	9,702	2004
	10.000000	14.374069	43.74%	3,890	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.273952	26.780755	25.89%	31,435	2007
	14.752026	21.273952	44.21%	17,234	2006
	11.366872	14.752026	29.78%	17,356	2005
	10.000000	11.366872	13.67%	5,885	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.165281	10.468312	2.98%	156,054	2007
	9.923615	10.165281	2.44%	125,479	2006
	9.951131	9.923615	-0.28%	95,805	2005
	10.044958	9.951131	-0.93%	55,269	2004
	10.000000	10.044958	0.45%	28,022	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.589933	15.921605	9.13%	32,596	2007
	13.831269	14.589933	5.49%	35,982	2006
	13.499205	13.831269	2.46%	44,593	2005
	12.600490	13.499205	7.13%	33,552	2004
	10.000000	12.600490	26.00%	24,194	2003*

34

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.318570	19.372778	5.75%	44,207	2007
	15.463522	18.318570	18.46%	26,108	2006
	14.774696	15.463522	4.66%	26,300	2005
	13.089582	14.774696	12.87%	20,825	2004
	10.000000	13.089582	30.90%	8,814	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.578070	15.390616	-1.20%	7,534	2007
	15.056025	15.578070	3.47%	7,044	2006
	14.884370	15.056025	1.15%	2,645	2005
	13.534262	14.884370	9.98%	2,251	2004
	10.000000	13.534262	35.34%	1,819	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	14.099226	14.303545	1.45%	70,696	2007
	11.617583	14.099226	21.36%	48,747	2006
	10.000000	11.617583	16.18%	604	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.959004	21.570631	20.11%	9,701	2007
	15.959385	17.959004	12.53%	14,859	2006
	14.313092	15.959385	11.50%	17,310	2005
	12.548541	14.313092	14.06%	18,696	2004
	10.000000	12.548541	25.49%	10,178	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.574304	12.736746	1.29%	7,212	2007
	11.530309	12.574304	9.05%	9,785	2006
	10.000000	11.530309	15.30%	1,320	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.995506	16.919113	5.77%	90,538	2007
	14.310433	15.995506	11.78%	64,142	2006
	13.623033	14.310433	5.05%	12,106	2005
	12.233952	13.623033	11.35%	7,684	2004
	10.000000	12.233952	22.34%	2,508	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.437649	10.889310	4.33%	289,253	2007
	10.000000	10.437649	4.38%	17,548	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.419772	10.547109	1.22%	40,524	2007
	10.000000	10.419772	4.20%	4,904	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.719544	12.049870	12.41%	99,541	2007
	10.000000	10.719544	7.20%	88,753	2006*

35

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.247234	11.270518	9.99%	45,722	2007
	10.000000	10.247234	2.47%	22,896	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.779553	-2.20%	25,711	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.104945	14.298459	1.37%	23,502	2007
	12.972635	14.104945	8.73%	24,971	2006
	12.889538	12.972635	0.64%	32,169	2005
	11.909907	12.889538	8.23%	35,220	2004
	10.000000	11.909907	19.10%	25,706	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.330863	11.490054	1.40%	19,848	2007
	10.421681	11.330863	8.72%	19,889	2006
	10.000000	10.421681	4.22%	14,154	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	34.396680	49.088004	42.71%	2,015	2007
	25.668285	34.396680	34.00%	2,522	2006
	19.731390	25.668285	30.09%	3,640	2005
	16.666436	19.731390	18.39%	3,657	2004
	10.000000	16.666436	66.66%	3,005	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.497800	29.304806	42.97%	18,994	2007
	15.269326	20.497800	34.24%	14,005	2006
	11.723703	15.269326	30.24%	14,281	2005
	10.000000	11.723703	17.24%	8,394	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.288014	26.301802	18.01%	2,184	2007
	16.509476	22.288014	35.00%	2,464	2006
	15.815578	16.509476	4.39%	2,743	2005
	12.418412	15.815578	27.36%	3,375	2004
	10.000000	12.418412	24.18%	3,798	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.708380	21.036262	-3.10%	123	2007
	18.389335	21.708380	18.05%	1,722	2006
	16.885141	18.389335	8.91%	1,777	2005
	14.223768	16.885141	18.71%	2,053	2004
	10.000000	14.223768	42.24%	2,041	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.518089	11.078405	5.33%	113,763	2007
	10.353547	10.518089	1.59%	89,982	2006
	10.199242	10.353547	1.51%	48,158	2005
	10.047839	10.199242	1.51%	28,637	2004
	10.000000	10.047839	0.48%	17,401	2003*

36

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.655374	17.376630	10.99%	5,916	2007
	15.547017	15.655374	0.70%	8,583	2006
	14.618242	15.547017	6.35%	8,924	2005
	13.825156	14.618242	5.74%	9,492	2004
	10.000000	13.825156	38.25%	7,470	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.532581	11.696012	11.05%	8,628	2007
	10.461370	10.532581	0.68%	6,565	2006
	9.832124	10.461370	6.40%	11,570	2005
	10.000000	9.832124	-1.68%	6,307	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.838892	11.653883	7.52%	3,748	2007
	10.000000	10.838892	8.39%	2,919	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.696954	12.115711	3.58%	34,010	2007
	11.207819	11.696954	4.36%	19,686	2006
	11.036156	11.207819	1.56%	23,164	2005
	10.727911	11.036156	2.87%	24,974	2004
	10.000000	10.727911	7.28%	12,391	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.196251	13.730727	4.05%	131,232	2007
	12.380997	13.196251	6.58%	123,371	2006
	12.053788	12.380997	2.71%	130,374	2005
	11.443024	12.053788	5.34%	130,266	2004
	10.000000	11.443024	14.43%	59,653	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.901735	15.475992	3.85%	488,554	2007
	13.613200	14.901735	9.47%	521,786	2006
	13.145442	13.613200	3.56%	495,691	2005
	12.208544	13.145442	7.67%	372,967	2004
	10.000000	12.208544	22.09%	37,067	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.034678	17.773319	4.34%	262,875	2007
	15.128634	17.034678	12.60%	259,103	2006
	14.373021	15.128634	5.26%	196,214	2005
	13.044111	14.373021	10.19%	137,962	2004
	10.000000	13.044111	30.44%	33,370	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.737590	19.514699	4.15%	40,151	2007
	16.309572	18.737590	14.89%	37,490	2006
	15.371603	16.309572	6.10%	34,932	2005
	13.713835	15.371603	12.09%	21,270	2004
	10.000000	13.713835	37.14%	5,998	2003*

37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.517290	17.652191	6.87%	54,487	2007
	15.324161	16.517290	7.79%	32,867	2006
	14.223018	15.324161	7.74%	8,321	2005
	12.558517	14.223018	13.25%	17,966	2004
	10.000000	12.558517	25.59%	2,305	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.370427	20.478657	5.72%	39,092	2007
	17.931223	19.370427	8.03%	40,301	2006
	16.271674	17.931223	10.20%	40,796	2005
	14.302891	16.271674	13.76%	40,567	2004
	10.000000	14.302891	43.03%	26,194	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.173209	10.478564	3.00%	111,317	2007
	9.900155	10.173209	2.76%	118,423	2006
	9.809182	9.900155	0.93%	33,387	2005
	9.898507	9.809182	-0.90%	43,618	2004
	10.000000	9.898507	-1.01%	10,530	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.436127	21.640374	0.95%	578	2007
	17.814837	21.436127	20.33%	3,419	2006
	16.211333	17.814837	9.89%	3,443	2005
	13.743055	16.211333	17.96%	3,468	2004
	10.000000	13.743055	37.43%	2,961	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.151912	15.294761	0.94%	78,758	2007
	12.591824	15.151912	20.33%	57,527	2006
	11.456941	12.591824	9.91%	37,063	2005
	10.000000	11.456941	14.57%	13,230	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	16.381818	17.631567	7.63%	26,111	2007
	16.181325	16.381818	1.24%	27,181	2006
	15.278441	16.181325	5.91%	27,242	2005
	13.734078	15.278441	11.24%	22,898	2004
	10.000000	13.734078	37.34%	14,069	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.343246	20.373659	-8.82%	10,706	2007
	19.410077	22.343246	15.11%	14,361	2006
	19.210467	19.410077	1.04%	20,907	2005
	16.703594	19.210467	15.01%	20,554	2004
	10.000000	16.703594	67.04%	13,383	2003*

38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.679636	20.711245	0.15%	86,659	2007
	18.824087	20.679636	9.86%	82,668	2006
	17.096036	18.824087	10.11%	74,032	2005
	14.641372	17.096036	16.77%	47,592	2004
	10.000000	14.641372	46.41%	17,145	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.567058	17.569268	6.05%	69,504	2007
	14.861207	16.567058	11.48%	51,665	2006
	14.123216	14.861207	5.23%	2,126	2005
	13.116888	14.123216	7.67%	1,881	2004
	10.000000	13.116888	31.17%	88	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.571843	19.546386	17.95%	1,316	2007
	15.231396	16.571843	8.80%	2,701	2006
	15.615119	15.231396	-2.46%	2,701	2005
	15.269390	15.615119	2.26%	2,758	2004
	10.000000	15.269390	52.69%	2,177	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.557869	13.621816	17.86%	8,371	2007
	10.573230	11.557869	9.31%	7,294	2006
	10.839607	10.573230	-2.46%	4,012	2005
	10.000000	10.839607	8.40%	6,367	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.650835	21.186273	20.03%	8,787	2007
	18.046440	17.650835	-2.19%	12,015	2006
	16.434862	18.046440	9.81%	9,872	2005
	14.914523	16.434862	10.19%	8,873	2004
	10.000000	14.914523	49.15%	2,014	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.181092	17.404482	-4.27%	178,064	2007
	16.004374	18.181092	13.60%	169,856	2006
	15.661506	16.004374	2.19%	142,278	2005
	13.607406	15.661506	15.10%	105,385	2004
	10.000000	13.607406	36.07%	43,854	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.820574	12.155901	2.84%	59,283	2007
	11.469514	11.820574	3.06%	64,387	2006
	11.418383	11.469514	0.45%	59,676	2005
	10.903410	11.418383	4.72%	33,847	2004
	10.000000	10.903410	9.03%	19,636	2003*

39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.586821	17.443711	11.91%	33,446	2007
	14.724578	15.586821	5.86%	30,672	2006
	14.283954	14.724578	3.08%	40,808	2005
	13.629267	14.283954	4.80%	30,501	2004
	10.000000	13.629267	36.29%	9,110	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.894095	15.526471	4.25%	38,717	2007
	12.905485	14.894095	15.41%	41,031	2006
	11.511004	12.905485	12.11%	47,398	2005
	10.000000	11.511004	15.11%	30,360	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.844786	23.819814	4.27%	9,547	2007
	19.800617	22.844786	15.37%	12,365	2006
	17.659123	19.800617	12.13%	16,000	2005
	15.111597	17.659123	16.86%	17,309	2004
	10.000000	15.111597	51.12%	14,946	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.538923	-4.61%	3,071	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.904025	13.602291	-2.17%	25,754	2007
	12.949106	13.904025	7.37%	29,677	2006
	12.913506	12.949106	0.28%	25,942	2005
	12.081836	12.913506	6.88%	24,387	2004
	10.000000	12.081836	20.82%	12,114	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.469437	16.860008	2.37%	149,202	2007
	14.598881	16.469437	12.81%	140,123	2006
	14.044359	14.598881	3.95%	84,566	2005
	13.090067	14.044359	7.29%	54,609	2004
	10.000000	13.090067	30.90%	23,730	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	21.486399	20.825139	-3.08%	30,798	2007
	19.062727	21.486399	12.71%	29,893	2006
	17.674345	19.062727	7.86%	15,340	2005
	15.086384	17.674345	17.15%	14,265	2004
	10.000000	15.086384	50.86%	7,800	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.814500	14.605472	-7.65%	733	2007
	13.878937	15.814500	13.95%	1,243	2006
	13.416801	13.878937	3.44%	1,243	2005
	12.283848	13.416801	9.22%	1,243	2004
	10.000000	12.283848	22.84%	1,946	2003*

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.014021	21.317895	6.51%	3,132	2007
	15.940489	20.014021	25.55%	4,334	2006
	14.452492	15.940489	10.30%	5,822	2005
	12.653145	14.452492	14.22%	6,051	2004
	10.000000	12.653145	26.53%	8,803	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.030197	13.514512	3.72%	1,438	2007
	12.571599	13.030197	3.65%	1,783	2006
	12.099565	12.571599	3.90%	1,853	2005
	11.719017	12.099565	3.25%	2,263	2004
	10.000000	11.719017	17.19%	471	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	12.023416	13.293900	10.57%	39,649	2007
	11.187144	12.023416	7.48%	8,314	2006
	10.000000	11.187144	11.87%	5,132	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.266314	12.421948	1.27%	36,769	2007
	10.516692	12.266314	16.64%	29,631	2006
	10.000000	10.516692	5.17%	21,053	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.239776	10.590915	3.43%	10,000	2007
	10.013281	10.239776	2.26%	8,159	2006
	10.000000	10.013281	0.13%	748	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.747251	11.114815	3.42%	121,812	2007
	10.556674	10.747251	1.81%	93,946	2006
	10.332268	10.556674	2.17%	42,883	2005
	10.099592	10.332268	2.30%	14,470	2004
	10.000000	10.099592	1.00%	6,630	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.318002	17.064754	4.58%	1,373	2007
	14.980954	16.318002	8.92%	3,450	2006
	13.590037	14.980954	10.23%	3,588	2005
	12.559190	13.590037	8.21%	3,639	2004
	10.000000	12.559190	25.59%	519	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.013099	22.778194	-18.69%	39,487	2007
	20.698940	28.013099	35.34%	41,428	2006
	18.034774	20.698940	14.77%	47,267	2005
	13.482966	18.034774	33.76%	18,913	2004
	10.000000	13.482966	34.83%	6,581	2003*

41

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.520036	17.437577	-0.47%	75,652	2007
	15.796069	17.520036	10.91%	87,615	2006
	15.256637	15.796069	3.54%	108,142	2005
	14.016990	15.256637	8.84%	108,192	2004
	10.000000	14.016990	40.17%	72,595	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.442142	16.941722	9.71%	3,452	2007
	14.826256	15.442142	4.15%	3,775	2006
	13.904454	14.826256	6.63%	3,633	2005
	13.316033	13.904454	4.42%	3,735	2004
	10.000000	13.316033	33.16%	5,820	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.297557	20.947050	8.55%	2,556	2007
	16.902567	19.297557	14.17%	2,645	2006
	15.751883	16.902567	7.31%	4,022	2005
	13.915742	15.751883	13.19%	3,592	2004
	10.000000	13.915742	39.16%	600	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.578329	18.099119	2.96%	41,413	2007
	15.300880	17.578329	14.88%	52,889	2006
	14.895904	15.300880	2.72%	67,313	2005
	13.638413	14.895904	9.22%	72,709	2004
	10.000000	13.638413	36.38%	46,955	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.243032	20.180294	-0.31%	43,114	2007
	18.049671	20.243032	12.15%	46,067	2006
	17.236512	18.049671	4.72%	55,310	2005
	14.740687	17.236512	16.93%	56,844	2004
	10.000000	14.740687	47.41%	38,798	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.466671	17.076207	-2.24%	11,303	2007
	15.225883	17.466671	14.72%	13,546	2006
	14.834062	15.225883	2.64%	13,052	2005
	13.418600	14.834062	10.55%	13,860	2004
	10.000000	13.418600	34.19%	11,965	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.840680	22.972490	15.78%	2,525	2007
	16.195948	19.840680	22.50%	2,525	2006
	14.580903	16.195948	11.08%	2,525	2005
	12.936733	14.580903	12.71%	2,525	2004
	10.000000	12.936733	29.37%	916	2003*

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.270392	17.678101	15.77%	1,816	2007
	12.453106	15.270392	22.62%	10,321	2006
	11.224493	12.453106	10.95%	4,027	2005
	10.000000	11.224493	12.24%	965	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.190159	12.637300	-4.19%	286	2007
	11.171661	13.190159	18.07%	286	2006
	10.000000	11.171661	11.72%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.404337	15.905021	18.66%	11,105	2007
	14.128155	13.404337	-5.12%	11,859	2006
	14.107788	14.128155	0.14%	16,131	2005
	12.990651	14.107788	8.60%	13,515	2004
	10.000000	12.990651	29.91%	5,985	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.189206	16.911778	-7.02%	40,312	2007
	15.634840	18.189206	16.34%	40,242	2006
	15.183516	15.634840	2.97%	43,327	2005
	13.542256	15.183516	12.12%	32,410	2004
	10.000000	13.542256	35.42%	3,970	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II- Q/NQ	12.102067	16.580643	37.01%	1,196	2007
	11.318754	12.102067	6.92%	689	2006
	10.000000	11.318754	13.19%	689	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.722391	11.527924	7.51%	25,929	2007
	10.747787	10.722391	-0.24%	28,197	2006
	10.775856	10.747787	-0.26%	15,331	2005
	10.370757	10.775856	3.91%	70,238	2004
	10.000000	10.370757	3.71%	3,468	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.556777	20.052499	-2.45%	7,940	2007
	18.295913	20.556777	12.36%	6,829	2006
	17.373568	18.295913	5.31%	9,032	2005
	14.515251	17.373568	19.69%	10,026	2004
	10.000000	14.515251	45.15%	2,887	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.672368	17.187782	3.09%	11,576	2007
	14.736279	16.672368	13.14%	12,279	2006
	14.368549	14.736279	2.56%	12,728	2005
	13.259231	14.368549	8.37%	18,759	2004
	10.000000	13.259231	32.59%	4,763	2003*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.168104	15.914110	4.92%	6,046	2007
	13.291141	15.168104	14.12%	6,252	2006
	12.998806	13.291141	2.25%	12,840	2005
	12.631214	12.998806	2.91%	5,573	2004
	10.000000	12.631214	26.31%	1,954	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.789885	13.755208	-12.89%	6,222	2007
	15.531693	15.789885	1.66%	10,972	2006
	14.983039	15.531693	3.66%	8,124	2005
	13.740007	14.983039	9.05%	8,585	2004
	10.000000	13.740007	37.40%	2,982	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.799220	14.868299	-11.49%	600	2007
	14.685424	16.799220	14.39%	600	2006
	14.272175	14.685424	2.90%	600	2005
	13.272703	14.272175	7.53%	1,633	2004
	10.000000	13.272703	32.73%	1,158	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.433434	16.615252	7.66%	661	2007
	13.573366	15.433434	13.70%	661	2006
	13.591048	13.573366	-0.13%	661	2005
	12.921451	13.591048	5.18%	661	2004
	10.000000	12.921451	29.21%	14,988	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.270833	9.935165	-3.27%	0	2007
	10.000000	10.270833	2.71%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.492661	10.832380	3.24%	74,829	2007
	10.281448	10.492661	2.05%	79,509	2006
	10.367069	10.281448	-0.83%	80,619	2005
	10.217883	10.367069	1.46%	78,510	2004
	10.000000	10.217883	2.18%	66,715	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.897645	21.766411	15.18%	120,488	2007
	17.268897	18.897645	9.43%	137,653	2006
	15.074909	17.268897	14.55%	153,589	2005
	13.330385	15.074909	13.09%	136,209	2004
	10.000000	13.330385	33.30%	57,387	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2- Q/NQ	15.292040	21.868739	43.01%	1,550	2007
	13.352901	15.292040	14.52%	1,298	2006
	10.000000	13.352901	33.53%	227	2005*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.233864	18.131699	-0.56%	101,181	2007
	15.481737	18.233864	17.78%	114,559	2006
	14.932866	15.481737	3.68%	99,252	2005
	13.670820	14.932866	9.23%	101,377	2004
	10.000000	13.670820	36.71%	41,970	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.479030	12.220629	6.46%	1,346	2007
	10.666944	11.479030	7.61%	0	2006
	10.000000	10.666944	6.67%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	12.037198	12.997456	7.98%	0	2007
	10.972836	12.037198	9.70%	0	2006
	10.000000	10.972836	9.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.398869	13.523463	9.07%	0	2007
	11.180460	12.398869	10.90%	0	2006
	10.000000	11.180460	11.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.167421	18.863469	24.37%	64,305	2007
	14.492214	15.167421	4.66%	72,276	2006
	13.987398	14.492214	3.61%	76,138	2005
	13.812504	13.987398	1.27%	79,616	2004
	10.000000	13.812504	38.13%	65,424	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.759148	10.995925	2.20%	12,823	2007
	10.520620	10.759148	2.27%	13,851	2006
	10.513713	10.520620	0.07%	20,686	2005
	10.275874	10.513713	2.31%	15,543	2004
	10.000000	10.275874	2.76%	8,332	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.392345	25.359600	13.25%	54,369	2007
	20.285633	22.392345	10.39%	63,391	2006
	17.502931	20.285633	15.90%	74,880	2005
	14.298178	17.502931	22.41%	80,907	2004
	10.000000	14.298178	42.98%	41,787	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.149968	25.458055	14.93%	9,235	2007
	19.151163	22.149968	15.66%	9,406	2006
	16.417462	19.151163	16.65%	10,182	2005
	14.753996	16.417462	11.27%	18,957	2004
	10.000000	14.753996	47.54%	14,490	2003*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.840411	17.057859	14.94%	18,908	2007
	12.826808	14.840411	15.70%	24,000	2006
	10.999651	12.826808	16.61%	22,999	2005
	10.000000	10.999651	10.00%	18,039	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.258879	22.009961	3.53%	9,901	2007
	18.660266	21.258879	13.93%	8,322	2006
	18.551112	18.660266	0.59%	11,098	2005
	16.594524	18.551112	11.79%	14,404	2004
	10.000000	16.594524	65.95%	6,905	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.082100	11.290361	1.88%	43,368	2007
	10.000000	11.082100	10.82%	40,052	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.325045	14.549945	1.57%	83,194	2005
	13.142118	14.325045	9.00%	109,217	2004
	10.000000	13.142118	31.42%	34,865	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.455454	18.645032	6.81%	12,705	2005
	14.364281	17.455454	21.52%	12,852	2004
	10.000000	14.364281	43.64%	4,105	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3- Q/NQ	10.000000	12.651246	26.51%	333	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.977318	17.286118	8.19%	36,106	2005
	13.726705	15.977318	16.40%	38,473	2004
	10.000000	13.726705	37.27%	36,165	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.486259	12.423072	8.16%	32,071	2005
	10.000000	11.486259	14.86%	32,841	2004*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3- Q/NQ	10.000000	9.762850	-2.37%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.930226	14.020622	8.43%	17,479	2006
	12.229660	12.930226	5.73%	15,142	2005
	11.500087	12.229660	6.34%	16,011	2004
	10.000000	11.500087	15.00%	3,784	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.919551	17.058984	7.16%	8,942	2006
	14.402045	15.919551	10.54%	19,405	2005
	12.432126	14.402045	15.85%	20,844	2004
	10.000000	12.432126	24.32%	10,799	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.270609	16.611477	8.78%	725	2006
	14.019804	15.270609	8.92%	725	2005
	12.154059	14.019804	15.35%	250	2004
	10.000000	12.154059	21.54%	152	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.688225	31.230706	44.00%	8,312	2006
	16.738188	21.688225	29.57%	12,385	2005
	14.361268	16.738188	16.55%	12,385	2004
	10.000000	14.361268	43.61%	12,239	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.727162	21.216561	44.06%	8,950	2006
	11.359225	14.727162	29.65%	2,666	2005
	10.000000	11.359225	13.59%	2,505	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.894639	10.125323	2.33%	13,353	2006
	9.932152	9.894639	-0.38%	19,435	2005
	10.036005	9.932152	-1.03%	18,766	2004
	10.000000	10.036005	0.36%	16,608	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.790894	14.532572	5.38%	29,261	2006
	13.473465	13.790894	2.36%	33,449	2005
	12.589263	13.473465	7.02%	31,819	2004
	10.000000	12.589263	25.89%	17,960	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.418416	18.246613	18.34%	5,736	2006
	14.746550	15.418416	4.56%	8,822	2005
	13.077936	14.746550	12.76%	9,097	2004
	10.000000	13.077936	30.78%	5,586	2003*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.012087	15.516839	3.36%	1,867	2006
	14.855998	15.012087	1.05%	3,703	2005
	13.522216	14.855998	9.86%	3,703	2004
	10.000000	13.522216	35.22%	1,689	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.609751	14.075423	21.24%	0	2006
	10.000000	11.609751	16.10%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.910805	17.886174	12.42%	21,340	2006
	14.284018	15.910805	11.39%	21,187	2005
	12.535795	14.284018	13.95%	26,249	2004
	10.000000	12.535795	25.36%	18,979	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.522539	12.553083	8.94%	7,873	2006
	10.000000	11.522539	15.23%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.271672	15.936002	11.66%	1,097	2006
	13.599927	14.271672	4.94%	1,124	2005
	12.225637	13.599927	11.24%	1,168	2004
	10.000000	12.225637	22.26%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.412741	4.13%	1,378	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.712318	7.12%	8,693	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.240314	2.40%	11,601	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.772893	-2.27%	22,506	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.049499	14.227700	1.27%	9,076	2007
	12.934751	14.049499	8.62%	10,935	2006
	12.864955	12.934751	0.54%	28,836	2005
	11.899285	12.864955	8.12%	32,087	2004
	10	11.899285	18.99%	11,973	2003*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.414642	11.311733	8.61%	6,521	2006
	10.000000	10.414642	4.15%	6,042	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.593427	34.261585	33.87%	3,425	2006
	19.693802	25.593427	29.96%	3,977	2005
	16.651616	19.693802	18.27%	5,921	2004
	10.000000	16.651616	66.52%	6,465	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	10.443718	10.504151	0.58%	878	2006
	11.715831	15.243606	30.11%	1,713	2005
	10.000000	11.715831	17.16%	990	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.461313	22.200475	34.86%	323	2006
	15.785444	16.461313	4.28%	339	2005
	12.407351	15.785444	27.23%	1,574	2004
	10.000000	12.407351	24.07%	1,574	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.335686	21.623093	17.93%	1,159	2006
	16.852973	18.335686	8.80%	1,193	2005
	14.211109	16.852973	18.59%	1,218	2004
	10.000000	14.211109	42.11%	915	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.323283	10.476712	1.49%	22,860	2006
	10.179763	10.323283	1.41%	30,793	2005
	10.038872	10.179763	1.40%	31,502	2004
	10.000000	10.038872	0.39%	39,935	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.501628	15.593824	0.59%	2,621	2006
	14.590363	15.501628	6.25%	2,719	2005
	13.812834	14.590363	5.63%	2,821	2004
	10.000000	13.812834	38.13%	2,294	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.443718	10.504151	0.58%	878	2006
	9.825503	10.443718	6.29%	845	2005
	10.000000	9.825503	-1.74%	64	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.175080	11.650951	4.26%	42,310	2006
	11.015097	11.175080	1.45%	43,525	2005
	10.718341	11.015097	2.77%	49,245	2004
	10.000000	10.718341	7.18%	48,273	2003*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.344849	13.144366	6.48%	94,382	2006
	12.030792	12.344849	2.61%	102,979	2005
	11.432830	12.030792	5.23%	70,844	2004
	10.000000	11.432830	14.33%	27,219	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.573482	14.843178	9.35%	160,692	2006
	13.120388	13.573482	3.45%	172,965	2005
	12.197676	13.120388	7.56%	165,556	2004
	10.000000	12.197676	21.98%	79,394	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.084471	16.967720	12.48%	116,702	2006
	14.345619	15.084471	5.15%	117,818	2005
	13.032501	14.345619	10.08%	139,967	2004
	10.000000	13.032501	30.33%	60,363	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.261968	18.663939	14.77%	28,168	2006
	15.342293	16.261968	5.99%	29,084	2005
	13.701620	15.342293	11.97%	28,584	2004
	10.000000	13.701620	37.02%	10,594	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.282670	16.455848	7.68%	7,413	2006
	14.198902	15.282670	7.63%	7,566	2005
	12.550000	14.198902	13.14%	9,570	2004
	10.000000	12.550000	25.50%	1,860	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.878889	19.294289	7.92%	19,495	2006
	16.240650	17.878889	10.09%	20,652	2005
	14.290151	16.240650	13.65%	20,730	2004
	10.000000	14.290151	42.90%	9,335	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.870853	10.132810	2.65%	85,912	2006
	9.790082	9.870853	0.83%	40,315	2005
	9.889293	9.790082	-1.00%	51,724	2004
	10.000000	9.889293	-1.11%	52,371	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	17.766611	21.356427	20.21%	5,246	2006
	16.183856	17.766611	9.78%	5,246	2005
	13.733726	16.183856	17.84%	5,246	2004
	10.000000	13.733726	37.34%	1,387	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	12.570579	15.111008	20.21%	6,993	2006
	11.449228	12.570579	9.79%	29,836	2005
	10.000000	11.449228	14.49%	10,311	2004*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	16.134121	16.317444	1.14%	5,877	2006
	15.249341	16.134121	5.80%	7,883	2005
	13.721857	15.249341	11.13%	7,598	2004
	10.000000	13.721857	37.22%	6,990	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.353450	22.255469	14.99%	26,871	2006
	19.173862	19.353450	0.94%	32,946	2005
	16.688734	19.173862	14.89%	24,835	2004
	10.000000	16.688734	66.89%	10,267	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.769168	20.598389	9.75%	33,603	2006
	17.063461	18.769168	10.00%	39,143	2005
	14.628336	17.063461	16.65%	37,464	2004
	10.000000	14.628336	46.28%	15,404	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.817828	16.501933	11.37%	37,315	2006
	14.096285	14.817828	5.12%	19,412	2005
	13.105211	14.096285	7.56%	18,722	2004
	10.000000	13.105211	31.05%	15,497	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	15.186972	16.506743	8.69%	633	2006
	15.585378	15.186972	-2.56%	650	2005
	15.255822	15.585378	2.16%	4,507	2004
	10.000000	15.255822	52.56%	8,654	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	10.555400	11.526673	9.20%	2,865	2006
	10.832314	10.555400	-2.56%	2,288	2005
	10.000000	10.832314	8.32%	6,870	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.993773	17.581451	-2.29%	8,977	2006
	16.403535	17.993773	9.69%	9,141	2005
	14.901257	16.403535	10.08%	17,439	2004
	10.000000	14.901257	49.01%	15,352	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.957644	18.109621	13.49%	66,189	2006
	15.631642	15.957644	2.09%	75,128	2005
	13.595292	15.631642	14.98%	63,136	2004
	10.000000	13.595292	35.95%	26,548	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.436003	11.774087	2.96%	33,598	2006
	11.396583	11.436003	0.35%	31,411	2005
	10.893681	11.396583	4.62%	29,561	2004
	10.000000	10.893681	8.94%	23,171	2003*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	14.681601	15.525560	5.75%	52,311	2006
	14.256716	14.681601	2.98%	62,220	2005
	13.617132	14.256716	4.70%	60,135	2004
	10.000000	13.617132	36.17%	27,594	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	12.883737	14.853903	15.29%	23,781	2006
	11.503272	12.883737	12.00%	19,988	2005
	10.000000	11.503272	15.03%	21,822	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	19.742872	22.755050	15.26%	41,509	2006
	17.625493	19.742872	12.01%	46,532	2005
	15.098167	17.625493	16.74%	48,066	2004
	10.000000	15.098167	50.98%	22,401	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.532427	-4.68%	416	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	12.911286	13.849358	7.27%	7,670	2006
	12.888862	12.911286	0.17%	10,671	2005
	12.071064	12.888862	6.77%	12,017	2004
	10.000000	12.071064	20.71%	8,046	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.556268	16.404704	12.70%	38,591	2006
	14.017578	14.556268	3.84%	47,009	2005
	13.078404	14.017578	7.18%	48,432	2004
	10.000000	13.078404	30.78%	17,296	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	19.007120	21.401986	12.60%	12,708	2006
	17.640670	19.007120	7.75%	17,219	2005
	15.072953	17.640670	17.04%	22,947	2004
	10.000000	15.072953	50.73%	18,092	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.841360	15.755685	13.83%	9,447	2006
	13.394064	13.841360	3.34%	9,681	2005
	12.275514	13.394064	9.11%	10,036	2004
	10.000000	12.275514	22.76%	4,093	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.897319	19.939586	25.43%	6,179	2006
	14.427990	15.897319	10.18%	6,362	2005
	12.644552	14.427990	14.10%	7,583	2004
	10.000000	12.644552	26.45%	11,554	2003*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.537566	12.981735	3.54%	2,134	2006
	12.079069	12.537566	3.80%	2,242	2005
	11.711064	12.079069	3.14%	2,435	2004
	10.000000	11.711064	17.11%	1,867	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.179600	12.003120	7.37%	0	2006
	10.000000	11.179600	11.80%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	10.509601	12.245614	16.52%	2,592	2006
	10.000000	10.509601	5.10%	10,693	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.006526	10.222485	2.16%	0	2006
	10.000000	10.006526	0.07%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.528053	10.707238	1.70%	9,561	2006
	10.314724	10.528053	2.07%	9,290	2005
	10.092718	10.314724	2.20%	9,067	2004
	10.000000	10.092718	0.93%	7,000	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.935322	16.251803	8.81%	2,222	2006
	13.562397	14.935322	10.12%	2,309	2005
	12.546417	13.562397	8.10%	2,863	2004
	10.000000	12.546417	25.46%	3,065	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.635929	27.899532	35.20%	17,317	2006
	17.998124	20.635929	14.66%	19,601	2005
	13.469260	17.998124	33.62%	30,052	2004
	10.000000	13.469260	34.69%	16,494	2003*

53

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.485559	17.394348	-0.52%	14,667	2007
	15.772988	17.485559	10.86%	27,708	2006
	15.242090	15.772988	3.48%	16,403	2005
	14.010752	15.242090	8.79%	12,318	2004
	10.000000	14.010752	40.11%	1,203	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.411768	16.899739	9.65%	3,210	2007
	14.804611	15.411768	4.10%	4,200	2006
	13.891196	14.804611	6.58%	3,458	2005
	13.310109	13.891196	4.37%	3,564	2004
	10.000000	13.310109	33.10%	3,675	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.259541	20.895091	8.49%	237	2007
	16.877833	19.259541	14.11%	413	2006
	15.736819	16.877833	7.25%	413	2005
	13.909528	15.736819	13.14%	277	2004
	10.000000	13.909528	39.10%	277	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.543710	18.054232	2.91%	1,563	2007
	15.278513	17.543710	14.83%	2,586	2006
	14.881685	15.278513	2.67%	3,103	2005
	13.632334	14.881685	9.16%	3,603	2004
	10.000000	13.632334	36.32%	7,719	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.203167	20.130240	-0.36%	6,246	2007
	18.023283	20.203167	12.09%	6,274	2006
	17.220056	18.023283	4.66%	6,274	2005
	14.734107	17.220056	16.87%	6,562	2004
	10.000000	14.734107	47.34%	1,797	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.432300	17.033878	-2.29%	0	2007
	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.801659	22.915576	15.73%	0	2007
	16.172294	19.801659	22.44%	0	2006
	14.566989	16.172294	11.02%	864	2005
	12.930963	14.566989	12.65%	864	2004
	10.000000	12.930963	29.31%	359	2003*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.249763	17.645198	15.71%	2,623	2007
	12.442586	15.249763	22.56%	2,623	2006
	11.220714	12.442586	10.89%	6,043	2005
	10.000000	11.220714	12.21%	5,375	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.179014	12.620144	-4.24%	6,003	2007
	11.167887	13.179014	18.01%	4,714	2006
	10.000000	11.167887	11.68%	4,714	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.377940	15.865581	18.60%	11,599	2007
	14.107494	13.377940	-5.17%	12,012	2006
	14.094317	14.107494	0.09%	12,491	2005
	12.984862	14.094317	8.54%	12,943	2004
	10.000000	12.984862	29.85%	6,533	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.153365	16.869809	-7.07%	18,858	2007
	15.611957	18.153365	16.28%	18,562	2006
	15.169005	15.611957	2.92%	18,279	2005
	13.536215	15.169005	12.06%	9,403	2004
	10.000000	13.536215	35.36%	7,311	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	12.091851	16.558172	36.94%	14,557	2007
	11.314949	12.091851	6.87%	4,930	2006
	10.000000	11.314949	13.15%	4,930	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.700603	11.498609	7.46%	11,145	2007
	10.731395	10.700603	-0.29%	6,803	2006
	10.764887	10.731395	-0.31%	9,106	2005
	10.365477	10.764887	3.85%	6,036	2004
	10.000000	10.365477	3.65%	475	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.516323	20.002786	-2.50%	3,127	2007
	18.269183	20.516323	12.30%	4,364	2006
	17.356994	18.269183	5.26%	6,331	2005
	14.508790	17.356994	19.63%	3,376	2004
	10.000000	14.508790	45.09%	1,823	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.639547	17.145170	3.04%	18,441	2007
	14.714741	16.639547	13.08%	17,253	2006
	14.354842	14.714741	2.51%	16,938	2005
	13.253320	14.354842	8.31%	3,450	2004
	10.000000	13.253320	32.53%	5,769	2003*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.138224	15.874644	4.86%	7,038	2007
	13.271692	15.138224	14.06%	7,327	2006
	12.986389	13.271692	2.20%	4,710	2005
	12.625572	12.986389	2.86%	4,083	2004
	10.000000	12.625572	26.26%	4,212	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.758805	13.721095	-12.93%	0	2007
	15.509010	15.758805	1.61%	0	2006
	14.968748	15.509010	3.61%	0	2005
	13.733890	14.968748	8.99%	0	2004
	10.000000	13.733890	37.34%	1,275	2003*
Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.766149	14.831429	-11.54%	0	2007
	14.663968	16.766149	14.34%	0	2006
	14.258559	14.663968	2.84%	0	2005
	13.266794	14.258559	7.48%	0	2004
	10.000000	13.266794	32.67%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.403040	16.574035	7.60%	966	2007
	13.553519	15.403040	13.65%	1,735	2006
	13.578075	13.553519	-0.18%	1,909	2005
	12.915694	13.578075	5.13%	1,955	2004
	10.000000	12.915694	29.16%	1,493	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.267365	9.926747	-3.32%	0	2007
	10.000000	10.267365	2.67%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.471975	10.805484	3.18%	3,869	2007
	10.266398	10.471975	2.00%	685	2006
	10.357156	10.266398	-0.88%	685	2005
	10.213311	10.357156	1.41%	169	2004
	10.000000	10.213311	2.13%	7,560	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.860451	21.712450	15.12%	95,992	2007
	17.243671	18.860451	9.38%	102,136	2006
	15.060528	17.243671	14.50%	80,197	2005
	13.324455	15.060528	13.03%	40,750	2004
	10.000000	13.324455	33.24%	3,371	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.279127	21.839085	42.93%	11,099	2007
	13.348402	15.279127	14.46%	2,245	2006
	10.000000	13.348402	33.48%	899	2005*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.197972	18.086735	-0.61%	60,362	2007
	15.459110	18.197972	17.72%	49,151	2006
	14.918610	15.459110	3.62%	34,683	2005
	13.664733	14.918610	9.18%	31,013	2004
	10.000000	13.664733	36.65%	9,136	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.469338	12.204072	6.41%	7,028	2007
	10.663346	11.469338	7.56%	7,636	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	12.027039	12.979840	7.92%	3,626	2007
	10.969142	12.027039	9.64%	13,741	2006
	10.000000	10.969142	9.69%	12,620	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.388402	13.505146	9.01%	2,773	2007
	11.176694	12.388402	10.84%	2,773	2006
	10.000000	11.176694	11.77%	2,773	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.137527	18.816653	24.30%	17,878	2007
	14.470999	15.137527	4.61%	29,583	2006
	13.974030	14.470999	3.56%	6,643	2005
	13.806339	13.974030	1.21%	4,348	2004
	10.000000	13.806339	38.06%	5,829	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.737961	10.968658	2.15%	58,317	2007
	10.505247	10.737961	2.22%	29,244	2006
	10.503682	10.505247	0.01%	12,251	2005
	10.271299	10.503682	2.26%	7,682	2004
	10.000000	10.271299	2.71%	998	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.348276	25.296736	13.19%	25,188	2007
	20.255999	22.348276	10.33%	24,614	2006
	17.486236	20.255999	15.84%	24,242	2005
	14.291814	17.486236	22.35%	43,800	2004
	10.000000	14.291814	42.92%	963	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.106362	25.394936	14.88%	0	2007
	19.123170	22.106362	15.60%	0	2006
	16.401788	19.123170	16.59%	0	2005
	14.747430	16.401788	11.22%	0	2004
	10.000000	14.747430	47.47%	0	2003*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.820340	17.026073	14.88%	19,147	2007
	12.815973	14.820340	15.64%	33,247	2006
	10.995945	12.815973	16.55%	5,301	2005
	10.000000	10.995945	9.96%	8,214	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.217030	21.955389	3.48%	3,510	2007
	18.633000	21.217030	13.87%	10,687	2006
	18.533418	18.633000	0.54%	14,548	2005
	16.587140	18.533418	11.73%	1,669	2004
	10.000000	16.587140	65.87%	4,763	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.078363	11.280782	1.83%	24,902	2007
	10.000000	11.078363	10.78%	8,815	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.702536	15.951280	-4.50%	39,134	2007
	14.528693	16.702536	14.96%	42,613	2006
	14.311386	14.528693	1.52%	40,431	2005
	13.136268	14.311386	8.95%	75,470	2004
	10.000000	13.136268	31.36%	2,132	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.377512	20.480506	-4.20%	12,579	2007
	18.617786	21.377512	14.82%	20,677	2006
	17.438799	18.617786	6.76%	20,383	2005
	14.357875	17.438799	21.46%	4,499	2004
	10.000000	14.357875	43.58%	453	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.910289	20.095412	26.30%	6,220	2007
	12.646990	15.910289	25.80%	4,930	2006
	10.000000	12.646990	26.47%	2,596	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.575821	23.314502	13.31%	0	2007
	17.260846	20.575821	19.21%	0	2006
	15.962062	17.260846	8.14%	0	2005
	13.720588	15.962062	16.34%	0	2004
	10.000000	13.720588	37.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.798397	16.766478	13.30%	43,464	2007
	12.412578	14.798397	19.22%	37,757	2006
	11.482386	12.412578	8.10%	29,684	2005
	10.000000	11.482386	14.82%	9,617	2004*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.809817	11.779233	8.97%	5,041	2007
	9.759551	10.809817	10.76%	2,876	2006
	10.000000	9.759551	-2.40%	1,452	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.993012	15.145534	8.24%	0	2007
	12.911316	13.993012	8.38%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.025367	22.830114	34.09%	6,087	2007
	15.896255	17.025367	7.10%	139	2006
	14.388282	15.896255	10.48%	139	2005
	12.426582	14.388282	15.79%	139	2004
	10.000000	12.426582	24.27%	57	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.580553	17.270054	4.16%	0	2007
	15.249917	16.580553	8.73%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.169284	39.160687	25.64%	0	2007
	21.656559	31.169284	43.93%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.187903	26.631529	25.69%	21,613	2007
	14.714740	21.187903	43.99%	5,028	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.105358	10.390631	2.82%	23,651	2007
	9.880148	10.105358	2.28%	30,487	2006
	9.922647	9.880148	-0.43%	2,127	2005
	10.031522	9.922647	-1.09%	2,011	2004
	10.000000	10.031522	0.32%	3,985	2003*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.503959	15.803516	8.96%	7,429	2007
	13.770714	14.503959	5.32%	7,252	2006
	13.460591	13.770714	2.30%	5,957	2005
	12.583644	13.460591	6.97%	5,756	2004
	10.000000	12.583644	25.84%	5,555	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.210675	19.229140	5.59%	10,105	2007
	15.395861	18.210675	18.28%	6,132	2006
	14.732461	15.395861	4.50%	7,023	2005
	13.072099	14.732461	12.70%	749	2004
	10.000000	13.072099	30.72%	5,600	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.486280	15.276455	-1.35%	1,814	2007
	14.990135	15.486280	3.31%	147	2006
	14.841809	14.990135	1.00%	147	2005
	13.516188	14.841809	9.81%	0	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	14.063542	14.245458	1.29%	26,551	2007
	11.605833	14.063542	21.18%	21,801	2006
	10.000000	11.605833	16.06%	9,306	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.849852	21.406652	19.93%	3,038	2007
	15.886562	17.849852	12.36%	3,359	2006
	14.269491	15.886562	11.33%	3,366	2005
	12.529424	14.269491	13.89%	3,366	2004
	10.000000	12.529424	25.29%	1,940	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.542479	12.684998	1.14%	869	2007
	11.518655	12.542479	8.89%	869	2006
	10.000000	11.518655	15.19%	1,000	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.906329	16.798984	5.61%	30,803	2007
	14.252324	15.906329	11.61%	22,538	2006
	13.588384	14.252324	4.89%	11,050	2005
	12.221487	13.588384	11.18%	1,973	2004
	10.000000	12.221487	22.21%	5,194	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.427094	10.861614	4.17%	2,486	2007
	10.000000	10.427094	4.27%	2,486	2006*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.409221	10.520262	1.07%	3,242	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.708700	12.019214	12.24%	15,912	2007
	10.000000	10.708700	7.09%	2,090	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.236847	11.241811	9.82%	15,807	2007
	10.000000	10.236847	2.37%	4,887	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.769577	-2.30%	2,352	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.021832	14.192415	1.22%	291	2007
	12.915841	14.021832	8.56%	291	2006
	12.852665	12.915841	0.49%	8,764	2005
	11.893980	12.852665	8.06%	8,764	2004
	10.000000	11.893980	18.94%	117	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.302178	11.443376	1.25%	13,280	2007
	10.411135	11.302178	8.56%	59,818	2006
	10.000000	10.411135	4.11%	16,365	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	34.194184	48.724248	42.49%	1,048	2007
	25.556052	34.194184	33.80%	1,048	2006
	19.675015	25.556052	29.89%	1,048	2005
	16.644208	19.675015	18.21%	1,048	2004
	10.000000	16.644208	66.44%	231	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.414905	29.141566	42.75%	4,185	2007
	15.230741	20.414905	34.04%	9,809	2006
	11.711869	15.230741	30.05%	22,274	2005
	10.000000	11.711869	17.12%	10,970	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.156759	26.106835	17.83%	0	2007
	16.437242	22.156759	34.80%	0	2006
	15.770374	16.437242	4.23%	0	2005
	12.401814	15.770374	27.16%	0	2004
	10.000000	12.401814	24.02%	0	2003*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.580520	20.880265	-3.24%	0	2007
	18.308879	21.580520	17.87%	0	2006
	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004
	10.000000	14.204772	42.05%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.456077	10.996208	5.17%	68,253	2007
	10.308192	10.456077	1.43%	32,811	2006
	10.170039	10.308192	1.36%	50,149	2005
	10.034393	10.170039	1.35%	8,486	2004
	10.000000	10.034393	0.34%	2,412	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.563123	17.247744	10.82%	1,883	2007
	15.478969	15.563123	0.54%	1,883	2006
	14.576433	15.478969	6.19%	1,883	2005
	13.806681	14.576433	5.58%	1,883	2004
	10.000000	13.806681	38.07%	775	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.489937	11.630792	10.88%	2,367	2007
	10.434896	10.489937	0.53%	2,011	2006
	9.822186	10.434896	6.24%	103	2005
	10.000000	9.822186	-1.78%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.827926	11.624236	7.35%	517	2007
	10.000000	10.827926	8.28%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.628004	12.025824	3.42%	1,992	2007
	11.158734	11.628004	4.21%	1,992	2006
	11.004575	11.158734	1.40%	1,992	2005
	10.713558	11.004575	2.72%	11,035	2004
	10.000000	10.713558	7.14%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.118511	13.628897	3.89%	31,595	2007
	12.326824	13.118511	6.42%	30,318	2006
	12.019327	12.326824	2.56%	22,483	2005
	11.427726	12.019327	5.18%	9,256	2004
	10.000000	11.427726	14.28%	5,452	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.813939	15.361218	3.69%	113,428	2007
	13.553620	14.813939	9.30%	111,770	2006
	13.107851	13.553620	3.40%	108,254	2005
	12.192229	13.107851	7.51%	94,115	2004
	10.000000	12.192229	21.92%	2,107	2003*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.934317	17.641492	4.18%	81,112	2007
	15.062418	16.934317	12.43%	92,714	2006
	14.331913	15.062418	5.10%	58,180	2005
	13.026688	14.331913	10.02%	17,373	2004
	10.000000	13.026688	30.27%	16,951	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.627254	19.370012	3.99%	17,505	2007
	16.238229	18.627254	14.71%	14,785	2006
	15.327674	16.238229	5.94%	13,948	2005
	13.695527	15.327674	11.92%	7,287	2004
	10.000000	13.695527	36.96%	2,069	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.425215	17.526849	6.71%	19,958	2007
	15.261964	16.425215	7.62%	13,105	2006
	14.186862	15.261964	7.58%	6,741	2005
	12.545735	14.186862	13.08%	1,256	2004
	10.000000	12.545735	25.46%	1,256	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.256325	20.326795	5.56%	8,839	2007
	17.852771	19.256325	7.86%	12,190	2006
	16.225157	17.852771	10.03%	11,730	2005
	14.283788	16.225157	13.59%	3,197	2004
	10.000000	14.283788	42.84%	5,558	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.112656	10.400214	2.84%	49,364	2007
	9.856226	10.112656	2.60%	47,305	2006
	9.780540	9.856226	0.77%	41,222	2005
	9.884687	9.780540	-1.05%	16,867	2004
	10.000000	9.884687	-1.15%	4,940	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.316653	21.486728	0.80%	0	2007
	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	819	2005
	13.729071	16.170138	17.78%	819	2004
	10.000000	13.729071	37.29%	342	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.090586	15.209482	0.79%	23,613	2007
	12.559962	15.090586	20.15%	15,670	2006
	11.445372	12.559962	9.74%	15,822	2005
	10.000000	11.445372	14.45%	11,550	2004*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	16.285328	17.500830	7.46%	2,410	2007
	16.110548	16.285328	1.08%	2,411	2006
	15.234783	16.110548	5.75%	973	2005
	13.715748	15.234783	11.08%	84	2004
	10.000000	13.715748	37.16%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.211681	20.222599	-8.96%	862	2007
	19.325182	22.211681	14.94%	617	2006
	19.155578	19.325182	0.89%	380	2005
	16.681315	19.155578	14.83%	67	2004
	10.000000	16.681315	66.81%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.557852	20.557672	0.00%	4,719	2007
	18.741745	20.557852	9.69%	6,974	2006
	17.047183	18.741745	9.94%	5,251	2005
	14.621826	17.047183	16.59%	3,709	2004
	10.000000	14.621826	46.22%	649	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.469458	17.438964	5.89%	28,104	2007
	14.796175	16.469458	11.31%	20,873	2006
	14.082839	14.796175	5.07%	12,105	2005
	13.099371	14.082839	7.51%	12,044	2004
	10.000000	13.099371	30.99%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.474225	19.401445	17.77%	0	2007
	15.164758	16.474225	8.63%	0	2006
	15.570503	15.164758	-2.61%	0	2005
	15.249015	15.570503	2.11%	0	2004
	10.000000	15.249015	52.49%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.511104	13.545888	17.68%	0	2007
	10.546499	11.511104	9.15%	0	2006
	10.828670	10.546499	-2.61%	0	2005
	10.000000	10.828670	8.29%	2,773	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.546819	21.029119	19.85%	2,706	2007
	17.967457	17.546819	-2.34%	4,786	2006
	16.387865	17.967457	9.64%	7,891	2005
	14.894613	16.387865	10.03%	1,883	2004
	10.000000	14.894613	48.95%	0	2003*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.073967	17.275388	-4.42%	39,407	2007
	15.934319	18.073967	13.43%	36,936	2006
	15.616715	15.934319	2.03%	26,741	2005
	13.589226	15.616715	14.92%	24,925	2004
	10.000000	13.589226	35.89%	10,675	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.750886	12.065711	2.68%	10,282	2007
	11.419269	11.750886	2.90%	11,413	2006
	11.385690	11.419269	0.29%	5,094	2005
	10.888817	11.385690	4.56%	2,106	2004
	10.000000	10.888817	8.89%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.495013	17.314356	11.74%	11,122	2007
	14.660153	15.495013	5.69%	11,955	2006
	14.243117	14.660153	2.93%	10,531	2005
	13.611063	14.243117	4.64%	6,150	2004
	10.000000	13.611063	36.11%	1,456	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.833818	15.439925	4.09%	26,131	2007
	12.872847	14.833818	15.23%	29,076	2006
	11.499389	12.872847	11.94%	19,989	2005
	10.000000	11.499389	14.99%	5,331	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.710241	23.643183	4.11%	5,409	2007
	19.714004	22.710241	15.20%	5,967	2006
	17.608662	19.714004	11.96%	5,967	2005
	15.091431	17.608662	16.68%	5,979	2004
	10.000000	15.091431	50.91%	1,740	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.529185	-4.71%	4,063	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.822109	13.501403	-2.32%	4,432	2007
	12.892436	13.822109	7.21%	4,748	2006
	12.876571	12.892436	0.12%	7,241	2005
	12.065688	12.876571	6.72%	55,140	2004
	10.000000	12.065688	20.66%	224	2003*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.372426	16.734981	2.21%	49,449	2007
	14.535004	16.372426	12.64%	46,547	2006
	14.004211	14.535004	3.79%	39,282	2005
	13.072585	14.004211	7.13%	23,029	2004
	10.000000	13.072585	30.73%	2,389	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	21.359870	20.670727	-3.23%	12,018	2007
	18.979349	21.359870	12.54%	16,337	2006
	17.623824	18.979349	7.69%	10,089	2005
	15.066242	17.623824	16.98%	9,198	2004
	10.000000	15.066242	50.66%	1,487	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.726340	14.501740	-7.79%	1,548	2007
	13.822597	15.726340	13.77%	1,548	2006
	13.382696	13.822597	3.29%	2,295	2005
	12.271349	13.382696	9.06%	3,030	2004
	10.000000	12.271349	22.71%	368	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.902453	21.166526	6.35%	0	2007
	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.957523	13.418513	3.56%	4,157	2007
	12.520549	12.957523	3.49%	4,157	2006
	12.068798	12.520549	3.74%	4,986	2005
	11.707077	12.068798	3.09%	13,880	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.992976	13.239894	10.40%	54,732	2007
	11.175837	11.992976	7.31%	44,976	2006
	10.000000	11.175837	11.76%	5,486	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.235269	12.371509	1.11%	59,006	2007
	10.506054	12.235269	16.46%	66,389	2006
	10.000000	10.506054	5.06%	9,965	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.213846	10.547888	3.27%	5,335	2007
	10.003149	10.213846	2.11%	2,849	2006
	10.000000	10.003149	0.03%	0	2005*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.687295	11.035849	3.26%	30,529	2007
	10.513789	10.687295	1.65%	25,995	2006
	10.305973	10.513789	2.02%	13,882	2005
	10.089289	10.305973	2.15%	8,989	2004
	10.000000	10.089289	0.89%	81	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	183	2005
	12.540033	13.548609	8.04%	183	2004
	10.000000	12.540033	25.40%	183	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.842906	22.605034	-18.81%	15,425	2007
	20.604499	27.842906	35.13%	21,424	2006
	17.979835	20.604499	14.60%	26,309	2005
	13.462423	17.979835	33.56%	20,546	2004
	10.000000	13.462423	34.62%	235	2003*

67

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.451124	17.351196	-0.57%	6,821	2007
	15.749928	17.451124	10.80%	7,647	2006
	15.227522	15.749928	3.43%	13,574	2005
	14.004498	15.227522	8.73%	14,719	2004
	10.000000	14.004498	40.04%	4,834	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.381409	16.857806	9.60%	4,981	2007
	14.782959	15.381409	4.05%	4,670	2006
	13.877928	14.782959	6.52%	4,504	2005
	13.304174	13.877928	4.31%	2,476	2004
	10.000000	13.304174	33.04%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.221592	20.843229	8.44%	353	2007
	16.853145	19.221592	14.05%	542	2006
	15.721785	16.853145	7.20%	2,900	2005
	13.903325	15.721785	13.08%	2,306	2004
	10.000000	13.903325	39.03%	852	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.509150	18.009437	2.86%	2,947	2007
	15.256160	17.509150	14.77%	3,171	2006
	14.867466	15.256160	2.61%	3,431	2005
	13.626250	14.867466	9.11%	7,101	2004
	10.000000	13.626250	36.26%	6,782	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.163377	20.080310	-0.41%	1,267	2007
	17.996918	20.163377	12.04%	866	2006
	17.203603	17.996918	4.61%	924	2005
	14.727543	17.203603	16.81%	2,137	2004
	10.000000	14.727543	47.28%	2,081	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.397983	16.991635	-2.34%	5,368	2007
	15.181408	17.397983	14.60%	5,515	2006
	14.805759	15.181408	2.54%	5,548	2005
	13.406642	14.805759	10.44%	6,249	2004
	10.000000	13.406642	34.07%	4,011	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.762648	22.858730	15.67%	950	2007
	16.148640	19.762648	22.38%	1,288	2006
	14.553074	16.148640	10.96%	1,288	2005
	12.925188	14.553074	12.59%	1,288	2004
	10.000000	12.925188	29.25%	950	2003*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.229159	17.612329	15.65%	324	2007
	12.432094	15.229159	22.50%	2,720	2006
	11.216941	12.432094	10.83%	0	2005
	10.000000	11.216941	12.17%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.167878	12.603032	-4.29%	0	2007
	11.164123	13.167878	17.95%	2,308	2006
	10.000000	11.164123	11.64%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.351608	15.826243	18.53%	11,599	2007
	14.086883	13.351608	-5.22%	10,562	2006
	14.080863	14.086883	0.04%	8,077	2005
	12.979076	14.080863	8.49%	6,530	2004
	10.000000	12.979076	29.79%	108	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.117641	16.827987	-7.12%	10,306	2007
	15.589146	18.117641	16.22%	14,371	2006
	15.154532	15.589146	2.87%	12,101	2005
	13.530178	15.154532	12.01%	6,107	2004
	10.000000	13.530178	35.30%	2,243	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	12.081634	16.535725	36.87%	2,270	2007
	11.311135	12.081634	6.81%	0	2006
	10.000000	11.311135	13.11%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.678841	11.469347	7.40%	3,780	2007
	10.715015	10.678841	-0.34%	7,807	2006
	10.753920	10.715015	-0.36%	18,200	2005
	10.360197	10.753920	3.80%	14,600	2004
	10.000000	10.360197	3.60%	5,094	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.475926	19.953186	-2.55%	1,808	2007
	18.242482	20.475926	12.24%	2,617	2006
	17.340425	18.242482	5.20%	3,505	2005
	14.502323	17.340425	19.57%	4,888	2004
	10.000000	14.502323	45.02%	342	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.606789	17.102642	2.99%	23,396	2007
	14.693228	16.606789	13.02%	25,071	2006
	14.341131	14.693228	2.46%	23,403	2005
	13.247418	14.341131	8.26%	22,488	2004
	10.000000	13.247418	32.47%	8,993	2003*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.108418	15.835261	4.81%	2,784	2007
	13.252291	15.108418	14.01%	4,825	2006
	12.973992	13.252291	2.15%	6,333	2005
	12.619952	12.973992	2.81%	6,327	2004
	10.000000	12.619952	26.20%	337	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.727766	13.687049	-12.98%	602	2007
	15.486336	15.727766	1.56%	602	2006
	14.954456	15.486336	3.56%	602	2005
	13.727773	14.954456	8.94%	940	2004
	10.000000	13.727773	37.28%	741	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.733131	14.794635	-11.58%	0	2007
	14.642519	16.733131	14.28%	0	2006
	14.244936	14.642519	2.79%	5,714	2005
	13.260877	14.244936	7.42%	5,714	2004
	10.000000	13.260877	32.61%	2,473	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.372699	16.532909	7.55%	1,710	2007
	13.533690	15.372699	13.59%	1,710	2006
	13.565101	13.533690	-0.23%	1,710	2005
	12.909925	13.565101	5.07%	1,710	2004
	10.000000	12.909925	29.10%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.263902	9.918308	-3.37%	0	2007
	10.000000	10.263902	2.64%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.451360	10.778693	3.13%	5,328	2007
	10.251388	10.451360	1.95%	9,890	2006
	10.347262	10.251388	-0.93%	10,574	2005
	10.208760	10.347262	1.36%	7,159	2004
	10.000000	10.208760	2.09%	4,731	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.823323	21.658621	15.06%	54,945	2007
	17.218465	18.823323	9.32%	60,612	2006
	15.046148	17.218465	14.44%	61,515	2005
	13.318501	15.046148	12.97%	46,414	2004
	10.000000	13.318501	33.19%	8,795	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.266216	21.809443	42.86%	19,368	2007
	13.343898	15.266216	14.41%	12,560	2006
	10.000000	13.343898	33.44%	5,301	2005*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.162116	18.041852	-0.66%	23,717	2007
	15.436486	18.162116	17.66%	26,147	2006
	14.904344	15.436486	3.57%	26,963	2005
	13.658630	14.904344	9.12%	26,655	2004
	10.000000	13.658630	36.59%	7,158	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.459629	12.187475	6.35%	0	2007
	10.659740	11.459629	7.50%	0	2006
	10.000000	10.659740	6.60%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	12.016865	12.962220	7.87%	8,613	2007
	10.965440	12.016865	9.59%	8,613	2006
	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.377930	13.486807	8.96%	0	2007
	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.107734	18.770011	24.24%	16,861	2007
	14.449853	15.107734	4.55%	15,532	2006
	13.960697	14.449853	3.50%	16,344	2005
	13.800194	13.960697	1.16%	15,567	2004
	10.000000	13.800194	38.00%	2,994	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.716787	10.941424	2.10%	18,415	2007
	10.489860	10.716787	2.16%	10,858	2006
	10.493632	10.489860	-0.04%	9,745	2005
	10.266703	10.493632	2.21%	9,106	2004
	10.000000	10.266703	2.67%	1,113	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.304255	25.233984	13.14%	15,927	2007
	20.226375	22.304255	10.27%	16,803	2006
	17.469531	20.226375	15.78%	16,836	2005
	14.285435	17.469531	22.29%	10,699	2004
	10.000000	14.285435	42.85%	2,020	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.062847	25.331974	14.82%	468	2007
	19.095216	22.062847	15.54%	4,896	2006
	16.386129	19.095216	16.53%	5,223	2005
	14.740847	16.386129	11.16%	5,239	2004
	10.000000	14.740847	47.41%	549	2003*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.800306	16.994351	14.82%	28,308	2007
	12.805159	14.800306	15.58%	24,872	2006
	10.992242	12.805159	16.49%	22,798	2005
	10.000000	10.992242	9.92%	17,169	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.175246	21.900932	3.43%	3,042	2007
	18.605749	21.175246	13.81%	3,236	2006
	18.515721	18.605749	0.49%	4,475	2005
	16.579749	18.515721	11.68%	6,054	2004
	10.000000	16.579749	65.80%	3,422	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.074620	11.271182	1.77%	1,428	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.669638	15.911706	-4.55%	24,103	2007
	14.507449	16.669638	14.90%	27,048	2006
	14.297719	14.507449	1.47%	30,897	2005
	13.130408	14.297719	8.89%	26,297	2004
	10.000000	13.130408	31.30%	4,411	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.335411	20.429698	-4.25%	5,793	2007
	18.590572	21.335411	14.76%	8,338	2006
	17.422161	18.590572	6.71%	9,909	2005
	14.351480	17.422161	21.40%	8,981	2004
	10.000000	14.351480	43.51%	1,858	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.896831	20.068122	26.24%	2,991	2007
	12.642722	15.896831	25.74%	1,821	2006
	10.000000	12.642722	26.43%	3,387	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.535305	23.256678	13.25%	4,579	2007
	17.235606	20.535305	19.14%	4,579	2006
	15.946817	17.235606	8.08%	8,102	2005
	13.714467	15.946817	16.28%	9,961	2004
	10.000000	13.714467	37.14%	6,232	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.778401	16.735247	13.24%	16,164	2007
	12.402111	14.778401	19.16%	19,059	2006
	11.478526	12.402111	8.05%	14,176	2005
	10.000000	11.478526	14.79%	10,233	2004*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.800672	11.763237	8.91%	857	2007
	9.756257	10.800672	10.71%	0	2006
	10.000000	9.756257	-2.44%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.965464	15.107969	8.18%	345	2007
	12.892454	13.965464	8.32%	345	2006
	12.206327	12.892454	5.62%	345	2005
	11.489832	12.206327	6.24%	345	2004
	10.000000	11.489832	14.90%	345	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.991824	22.773483	34.03%	3,707	2007
	15.873002	16.991824	7.05%	0	2006
	14.374535	15.873002	10.42%	0	2005
	12.421034	14.374535	15.73%	1,721	2004
	10.000000	12.421034	24.21%	1,721	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.549637	17.229024	4.11%	0	2007
	21.624889	16.549637	8.67%	0	2006
	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	0	2004
	10.000000	14.348466	43.48%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.107912	39.063570	25.57%	0	2007
	14.702316	31.107912	43.85%	0	2006
	11.351574	14.702316	29.52%	884	2005
	10.000000	11.351574	13.52%	0	2004*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.159270	26.581935	25.63%	8,106	2007
	15.229220	21.159270	43.92%	7,556	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.085460	10.364868	2.77%	27,777	2007
	9.865705	10.085460	2.23%	21,773	2006
	9.913174	9.865705	-0.48%	14,549	2005
	10.027045	9.913174	-1.14%	13,888	2004
	10.000000	10.027045	0.27%	2,664	2003*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.475374	15.764287	8.90%	2,018	2007
	13.750579	14.475374	5.27%	2,924	2006
	13.447732	13.750579	2.25%	10,907	2005
	12.578028	13.447732	6.91%	11,754	2004
	10.000000	12.578028	25.78%	3,582	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.174822	19.181453	5.54%	8,633	2007
	15.373351	18.174822	18.22%	9,182	2006
	14.718395	15.373351	4.45%	7,663	2005
	13.066273	14.718395	12.64%	5,385	2004
	10.000000	13.066273	30.66%	1,255	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.455776	15.238548	-1.41%	870	2007
	14.968216	15.455776	3.26%	979	2006
	14.827644	14.968216	0.95%	1,132	2005
	13.510160	14.827644	9.75%	1,873	2004
	10.000000	13.510160	35.10%	1,637	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	14.051646	14.226117	1.24%	9,340	2007
	11.601915	14.051646	21.11%	6,389	2006
	10.000000	11.601915	16.02%	5,826	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.813577	21.352205	19.86%	2,492	2007
	15.862330	17.813577	12.30%	2,492	2006
	14.254955	15.862330	11.28%	2,492	2005
	12.523040	14.254955	13.83%	1,754	2004
	10.000000	12.523040	25.23%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.531877	12.667784	1.08%	2,144	2007
	11.514769	12.531877	8.83%	3,438	2006
	10.000000	11.514769	15.15%	2,417	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.876667	16.759067	5.56%	11,118	2007
	14.232977	15.876667	11.55%	6,422	2006
	13.576843	14.232977	4.83%	2,961	2005
	12.217327	13.576843	11.13%	305	2004
	10.000000	12.217327	22.17%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.423562	10.852373	4.11%	19,506	2007
	10.000000	10.423562	4.24%	9,850	2006*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.405716	10.511339	1.02%	1,833	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.705080	12.009005	12.18%	6,887	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.233395	11.232271	9.76%	9,572	2007
	10.000000	10.233395	2.33%	639	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.766249	-2.34%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.994206	14.157191	1.16%	1,428	2007
	12.896942	13.994206	8.51%	1,547	2006
	12.840387	12.896942	0.44%	3,739	2005
	11.888673	12.840387	8.01%	5,642	2004
	10.000000	11.888673	18.89%	5,069	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.292619	11.427849	1.20%	4,991	2007
	10.407617	11.292619	8.50%	5,971	2006
	10.000000	10.407617	4.08%	3,101	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	34.126891	48.603481	42.42%	1,927	2007
	25.518716	34.126891	33.73%	2,008	2006
	19.656249	25.518716	29.82%	6,285	2005
	16.636793	19.656249	18.15%	7,120	2004
	10.000000	16.636793	66.37%	4,416	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.387298	29.087277	42.67%	10,430	2007
	15.217878	20.387298	33.97%	11,410	2006
	11.707931	15.217878	29.98%	6,719	2005
	10.000000	11.707931	17.08%	3,440	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.113123	26.042090	17.77%	0	2007
	16.413193	22.113123	34.73%	0	2006
	15.755305	16.413193	4.18%	0	2005
	12.396272	15.755305	27.10%	0	2004
	10.000000	12.396272	23.96%	0	2003*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.538040	20.828485	-3.29%	0	2007
	18.282129	21.538040	17.81%	0	2006
	16.820811	18.282129	8.69%	0	2005
	14.198438	16.820811	18.47%	0	2004
	10.000000	14.198438	41.98%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.435493	10.968931	5.11%	24,853	2007
	10.293118	10.435493	1.38%	19,329	2006
	10.160331	10.293118	1.31%	16,133	2005
	10.029912	10.160331	1.30%	7,975	2004
	10.000000	10.029912	0.30%	1,100	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.532473	17.204955	10.77%	0	2007
	15.456337	15.532473	0.49%	0	2006
	14.562515	15.456337	6.14%	1,423	2005
	13.800526	14.562515	5.52%	1,658	2004
	10.000000	13.800526	38.01%	1,884	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.475746	11.609116	10.82%	2,478	2007
	10.426077	10.475746	0.48%	3,957	2006
	9.818878	10.426077	6.18%	4,028	2005
	10.000000	9.818878	-1.81%	2,628	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.605099	11.995994	3.37%	11,593	2007
	11.142419	11.605099	4.15%	15,025	2006
	10.994065	11.142419	1.35%	15,620	2005
	10.708779	10.994065	2.66%	16,240	2004
	10.000000	10.708779	7.09%	16,792	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.092663	13.595082	3.84%	63,545	2007
	12.308781	13.092663	6.37%	33,047	2006
	12.007837	12.308781	2.51%	29,255	2005
	11.422629	12.007837	5.12%	14,914	2004
	10.000000	11.422629	14.23%	2,732	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.784773	15.323115	3.64%	75,205	2007
	13.533804	14.784773	9.24%	104,822	2006
	13.095335	13.533804	3.35%	95,683	2005
	12.186797	13.095335	7.46%	80,159	2004
	10.000000	12.186797	21.87%	18,756	2003*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.900988	17.597773	4.12%	45,609	2007
	15.040415	16.900988	12.37%	47,504	2006
	14.318239	15.040415	5.04%	44,567	2005
	13.020880	14.318239	9.96%	38,985	2004
	10.000000	13.020880	30.21%	18,070	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.590551	19.321952	3.93%	2,998	2007
	16.214476	18.590551	14.65%	7,342	2006
	15.313030	16.214476	5.89%	7,435	2005
	13.689404	15.313030	11.86%	5,587	2004
	10.000000	13.689404	36.89%	1,410	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.394589	17.485210	6.65%	6,777	2007
	15.241249	16.394589	7.57%	6,852	2006
	14.174797	15.241249	7.52%	7,841	2005
	12.541472	14.174797	13.02%	8,184	2004
	10.000000	12.541472	25.41%	2,170	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.218377	20.276352	5.51%	4,344	2007
	17.826650	19.218377	7.81%	5,369	2006
	16.209651	17.826650	9.98%	5,869	2005
	14.277420	16.209651	13.53%	9,202	2004
	10.000000	14.277420	42.77%	495	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.092529	10.374196	2.79%	91,933	2007
	9.841607	10.092529	2.55%	93,529	2006
	9.770998	9.841607	0.72%	12,200	2005
	9.880078	9.770998	-1.10%	9,138	2004
	10.000000	9.880078	-1.20%	15,592	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.276929	21.435702	0.75%	107	2007
	17.718460	21.276929	20.08%	3,070	2006
	16.156405	17.718460	9.67%	3,202	2005
	13.724397	16.156405	17.72%	3,202	2004
	10.000000	13.724397	37.24%	349	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.070189	15.181140	0.74%	23,553	2007
	12.549364	15.070189	20.09%	25,072	2006
	11.441520	12.549364	9.68%	22,873	2005
	10.000000	11.441520	14.42%	14,552	2004*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	16.253267	17.457427	7.41%	4,495	2007
	16.087013	16.253267	1.03%	2,537	2006
	15.220250	16.087013	5.69%	6,118	2005
	13.709636	15.220250	11.02%	5,591	2004
	10.000000	13.709636	37.10%	864	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.167952	20.172428	-9.00%	4,207	2007
	19.296940	22.167952	14.88%	8,011	2006
	19.137305	19.296940	0.83%	11,127	2005
	16.673885	19.137305	14.77%	10,737	2004
	10.000000	16.673885	66.74%	5,262	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.517363	20.506677	-0.05%	26,804	2007
	18.714350	20.517363	9.63%	29,636	2006
	17.030906	18.714350	9.88%	29,973	2005
	14.615310	17.030906	16.53%	26,114	2004
	10.000000	14.615310	46.15%	14,198	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.437022	17.395702	5.83%	20,704	2007
	14.774541	16.437022	11.25%	18,292	2006
	14.069386	14.774541	5.01%	14,832	2005
	13.093531	14.069386	7.45%	12,293	2004
	10.000000	13.093531	30.94%	10,532	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.441771	19.353307	17.71%	3,303	2007
	15.142573	16.441771	8.58%	3,354	2006
	15.555628	15.142573	-2.66%	4,254	2005
	15.242217	15.555628	2.06%	5,624	2004
	10.000000	15.242217	52.42%	2,713	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.495534	13.520633	17.62%	14,462	2007
	10.537586	11.495534	9.09%	1,950	2006
	10.825020	10.537586	-2.66%	5,052	2005
	10.000000	10.825020	8.25%	3,302	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.512263	20.976958	19.78%	9,345	2007
	17.941199	17.512263	-2.39%	9,722	2006
	16.372223	17.941199	9.58%	13,630	2005
	14.887980	16.372223	9.97%	15,015	2004
	10.000000	14.887980	48.88%	13,410	2003*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.038387	17.232540	-4.47%	39,928	2007
	15.911026	18.038387	13.37%	47,974	2006
	15.601811	15.911026	1.98%	43,352	2005
	13.583167	15.601811	14.86%	32,408	2004
	10.000000	13.583167	35.83%	1,956	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.727753	12.035787	2.63%	4,015	2007
	11.402579	11.727753	2.85%	4,077	2006
	11.374821	11.402579	0.24%	4,052	2005
	10.883959	11.374821	4.51%	2,478	2004
	10.000000	10.883959	8.84%	2,132	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.464505	17.271417	11.68%	4,874	2007
	14.638727	15.464505	5.64%	5,537	2006
	14.229519	14.638727	2.88%	10,985	2005
	13.605001	14.229519	4.59%	9,030	2004
	10.000000	13.605001	36.05%	2,405	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.813778	15.411159	4.03%	7,419	2007
	12.861990	14.813778	15.17%	9,925	2006
	11.495518	12.861990	11.89%	10,651	2005
	10.000000	11.495518	14.96%	6,696	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.665556	23.584582	4.05%	2,384	2007
	19.685210	22.665556	15.14%	2,534	2006
	17.591871	19.685210	11.90%	6,039	2005
	15.084714	17.591871	16.62%	8,910	2004
	10.000000	15.084714	50.85%	7,343	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.525930	-4.74%	2,178	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.794853	13.467884	-2.37%	6,354	2007
	12.873541	13.794853	7.16%	8,065	2006
	12.864250	12.873541	0.07%	9,592	2005
	12.060288	12.864250	6.67%	7,518	2004
	10.000000	12.060288	20.60%	3,926	2003*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.340170	16.693442	2.16%	23,344	2007
	14.513743	16.340170	12.58%	20,533	2006
	13.990832	14.513743	3.74%	15,697	2005
	13.066755	13.990832	7.07%	14,798	2004
	10.000000	13.066755	30.67%	2,045	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	21.317808	20.619456	-3.28%	3,477	2007
	18.951604	21.317808	12.49%	4,425	2006
	17.607016	18.951604	7.64%	2,213	2005
	15.059532	17.607016	16.92%	1,844	2004
	10.000000	15.059532	50.60%	1,330	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.697055	14.467322	-7.83%	0	2007
	13.803856	15.697055	13.72%	387	2006
	13.371334	13.803856	3.23%	387	2005
	12.267172	13.371334	9.00%	387	2004
	10.000000	12.267172	22.67%	387	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	376	2006
	14.403520	15.854247	10.07%	376	2005
	12.635959	14.403520	13.99%	376	2004
	10.000000	12.635959	26.36%	376	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.933390	13.386660	3.50%	0	2007
	12.503574	12.933390	3.44%	0	2006
	12.058562	12.503574	3.69%	0	2005
	11.703107	12.058562	3.04%	1,023	2004
	10.000000	11.703107	17.03%	821	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.982837	13.221922	10.34%	2,810	2007
	11.172057	11.982837	7.26%	0	2006
	10.000000	11.172057	11.72%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.224927	12.354713	1.06%	760	2007
	10.502507	12.224927	16.40%	0	2006
	10.000000	10.502507	5.03%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.205210	10.533570	3.22%	552	2007
	9.999770	10.205210	2.05%	552	2006
	10.000000	9.999770	0.00%	552	2005*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.667339	11.009612	3.21%	15,691	2007
	10.499491	10.667339	1.60%	19,577	2006
	10.297210	10.499491	1.96%	6,791	2005
	10.085843	10.297210	2.10%	4,470	2004
	10.000000	10.085843	0.86%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.185813	16.891896	4.36%	942	2007
	14.889797	16.185813	8.70%	1,045	2006
	13.534807	14.889797	10.01%	2,255	2005
	12.533652	13.534807	7.99%	2,840	2004
	10.000000	12.533652	25.34%	2,315	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.786328	22.547541	-18.85%	4,464	2007
	20.573065	27.786328	35.06%	8,901	2006
	17.961520	20.573065	14.54%	15,695	2005
	13.455563	17.961520	33.49%	15,530	2004
	10.000000	13.455563	34.56%	8,654	2003*

81

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.416706	17.308109	-0.62%	410	2007
	15.726871	17.416706	10.74%	410	2006
	15.212974	15.726871	3.38%	410	2005
	13.998255	15.212974	8.68%	410	2004
	10.000000	13.998255	39.98%	348	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.351080	16.815938	9.54%	0	2007
	14.761321	15.351080	4.00%	0	2006
	13.864661	14.761321	6.47%	0	2005
	13.298233	13.864661	4.26%	0	2004
	10.000000	13.298233	32.98%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.183735	20.791514	8.38%	0	2007
	16.828506	19.183735	14.00%	0	2006
	15.706782	16.828506	7.14%	0	2005
	13.897124	15.706782	13.02%	0	2004
	10.000000	13.897124	38.97%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.474675	17.964756	2.80%	3,280	2007
	15.233868	17.474675	14.71%	3,446	2006
	14.853284	15.233868	2.56%	3,446	2005
	13.620181	14.853284	9.05%	5,225	2004
	10.000000	13.620181	36.20%	5,034	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.123674	20.030494	-0.46%	1,405	2007
	17.970616	20.123674	11.98%	1,419	2006
	17.187195	17.970616	4.56%	1,419	2005
	14.720983	17.187195	16.75%	1,827	2004
	10.000000	14.720983	47.21%	1,894	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.363685	16.949441	-2.39%	0	2007
	15.159191	17.363685	14.54%	0	2006
	14.791613	15.159191	2.49%	0	2005
	13.400667	14.791613	10.38%	228	2004
	10.000000	13.400667	34.01%	288	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.723696	22.801982	15.61%	0	2007
	16.125002	19.723696	22.32%	0	2006
	14.539160	16.125002	10.91%	0	2005
	12.919416	14.539160	12.54%	0	2004
	10.000000	12.919416	29.19%	0	2003*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.208555	17.579491	15.59%	0	2007
	12.421583	15.208555	22.44%	0	2006
	11.213158	12.421583	10.78%	0	2005
	10.000000	11.213158	12.13%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.156741	12.585912	-4.34%	142	2007
	11.160354	13.156741	17.89%	0	2006
	10.000000	11.160354	11.60%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.325293	15.786955	18.47%	0	2007
	14.066272	13.325293	-5.27%	0	2006
	14.067415	14.066272	-0.01%	0	2005
	12.973288	14.067415	8.43%	0	2004
	10.000000	12.973288	29.73%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.081962	16.786241	-7.17%	875	2007
	15.566348	18.081962	16.16%	875	2006
	15.140056	15.566348	2.82%	875	2005
	13.524142	15.140056	11.95%	875	2004
	10.000000	13.524142	35.24%	483	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	12.071404	16.513259	36.80%	0	2007
	11.307314	12.071404	6.76%	0	2006
	10.000000	11.307314	13.07%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.657116	11.440148	7.35%	0	2007
	10.698655	10.657116	-0.39%	0	2006
	10.742961	10.698655	-0.41%	0	2005
	10.354917	10.742961	3.75%	0	2004
	10.000000	10.354917	3.55%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.435589	19.903666	-2.60%	0	2007
	18.215806	20.435589	12.19%	0	2006
	17.323874	18.215806	5.15%	0	2005
	14.495863	17.323874	19.51%	0	2004
	10.000000	14.495863	44.96%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.574042	17.060175	2.93%	2,117	2007
	14.671716	16.574042	12.97%	2,117	2006
	14.327417	14.671716	2.40%	2,117	2005
	13.241492	14.327417	8.20%	3,454	2004
	10.000000	13.241492	32.41%	0	2003*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.078643	15.795961	4.76%	0	2007
	13.232899	15.078643	13.95%	0	2006
	12.961593	13.232899	2.09%	0	2005
	12.614318	12.961593	2.75%	0	2004
	10.000000	12.614318	26.14%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.696762	13.653059	-13.02%	0	2007
	15.463665	15.696762	1.51%	0	2006
	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.700184	14.757938	-11.63%	0	2007
	14.621116	16.700184	14.22%	0	2006
	14.231345	14.621116	2.74%	0	2005
	13.254962	14.231345	7.37%	0	2004
	10.000000	13.254962	32.55%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.342410	16.491882	7.49%	0	2007
	13.513893	15.342410	13.53%	0	2006
	13.552134	13.513893	-0.28%	0	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.260428	9.909861	-3.42%	0	2007
	10.000000	10.260428	2.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.430737	10.751903	3.08%	0	2007
	10.236368	10.430737	1.90%	276	2006
	10.337354	10.236368	-0.98%	276	2005
	10.204194	10.337354	1.30%	256	2004
	10.000000	10.204194	2.04%	294	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.786228	21.604860	15.00%	2,474	2007
	17.193267	18.786228	9.27%	2,474	2006
	15.031767	17.193267	14.38%	2,474	2005
	13.312564	15.031767	12.91%	2,538	2004
	10.000000	13.312564	33.13%	364	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.253319	21.779859	42.79%	0	2007
	13.339408	15.253319	14.35%	0	2006
	10.000000	13.339408	33.39%	0	2005*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.126350	17.997091	-0.71%	103	2007
	15.413918	18.126350	17.60%	0	2006
	14.890118	15.413918	3.52%	0	2005
	13.652543	14.890118	9.06%	0	2004
	10.000000	13.652543	36.53%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.449951	12.170952	6.30%	0	2007
	10.656145	11.449951	7.45%	0	2006
	10.000000	10.656145	6.56%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	12.006703	12.944625	7.81%	0	2007
	10.961738	12.006703	9.53%	0	2006
	10.000000	10.961738	9.62%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.367469	13.468509	8.90%	0	2007
	11.169149	12.367469	10.73%	0	2006
	10.000000	11.169149	11.69%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.077970	18.723429	24.18%	0	2007
	14.428718	15.077970	4.50%	0	2006
	13.947355	14.428718	3.45%	0	2005
	13.794032	13.947355	1.11%	0	2004
	10.000000	13.794032	37.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.695648	10.914247	2.04%	0	2007
	10.474496	10.695648	2.11%	0	2006
	10.483602	10.474496	-0.09%	0	2005
	10.262112	10.483602	2.16%	242	2004
	10.000000	10.262112	2.62%	242	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.260345	25.171396	13.08%	1,565	2007
	20.196810	22.260345	10.22%	1,674	2006
	17.452852	20.196810	15.72%	1,674	2005
	14.279064	17.452852	22.23%	1.668	2004
	10.000000	14.279064	42.79%	1,684	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.019372	25.269098	14.76%	0	2007
	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	0	2005
	14.734289	16.370488	11.10%	226	2004
	10.000000	14.734289	47.34%	0	2003*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.780294	16.962678	14.77%	0	2007
	12.794338	14.780294	15.52%	0	2006
	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.133526	21.846573	3.37%	0	2007
	18.578540	21.133526	13.75%	0	2006
	18.498039	18.578540	0.44%	0	2005
	16.572366	18.498039	11.62%	0	2004
	10.000000	16.572366	65.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.070887	11.261623	1.72%	0	2007
	10.000000	11.070887	10.71%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.636787	15.872203	-4.60%	0	2007
	14.486224	16.636787	14.85%	172	2006
	14.284062	14.486224	1.42%	172	2005
	13.124559	14.284062	8.83%	807	2004
	10.000000	13.124559	31.25%	776	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.293406	20.379018	-4.29%	0	2007
	18.563394	21.293406	14.71%	0	2006
	17.405526	18.563394	6.65%	0	2005
	14.345083	17.405526	21.33%	308	2004
	10.000000	14.345083	43.45%	283	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.883394	20.040896	26.18%	0	2007
	12.638452	15.883394	25.68%	0	2006
	10.000000	12.638452	26.38%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.494837	23.198948	13.19%	1,112	2007
	17.210388	20.494837	19.08%	1,217	2006
	15.931585	17.210388	8.03%	1,217	2005
	13.708346	15.931585	16.22%	2,090	2004
	10.000000	13.708346	37.08%	2,054	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.758392	16.704028	13.18%	2,948	2007
	12.391616	14.758392	19.10%	2,765	2006
	11.474649	12.391616	7.99%	2,765	2005
	10.000000	11.474649	14.75%	2,843	2004*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.791538	11.747267	8.86%	0	2007
	9.752951	10.791538	10.65%	0	2006
	10.000000	9.752951	-2.47%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.937940	15.070472	8.13%	0	2007
	12.873580	13.937940	8.27%	0	2006
	12.194655	12.873580	5.57%	0	2005
	11.484704	12.194655	6.18%	0	2004
	10.000000	11.484704	14.85%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.958344	22.716955	33.96%	152	2007
	15.849789	16.958344	6.99%	0	2006
	14.360798	15.849789	10.37%	0	2005
	12.415484	14.360798	15.67%	0	2004
	10.000000	12.415484	24.15%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.518821	17.188123	4.05%	0	2007
	15.208589	16.518821	8.62%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.046642	38.966658	25.51%	0	2007
	21.593269	31.046642	43.78%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	359	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.130702	26.532446	25.56%	85	2007
	14.689923	21.130702	43.84%	85	2006
	11.347757	14.689923	29.45%	85	2005
	10.000000	11.347757	13.48%	85	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.065578	10.339136	2.72%	0	2007
	9.851254	10.065578	2.18%	0	2006
	9.903697	9.851254	-0.53%	0	2005
	10.022565	9.903697	-1.19%	0	2004
	10.000000	10.022565	0.23%	0	2003*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.446858	15.725168	8.85%	1,468	2007
	13.730460	14.446858	5.22%	1,640	2006
	13.434891	13.730460	2.20%	1,640	2005
	12.572420	13.434891	6.86%	2,272	2004
	10.000000	12.572420	25.72%	2,432	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.139026	19.133862	5.48%	291	2007
	15.350871	18.139026	18.16%	291	2006
	14.704343	15.350871	4.40%	291	2005
	13.060441	14.704343	12.59%	1,060	2004
	10.000000	13.060441	30.60%	962	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.425324	15.200728	-1.46%	0	2007
	14.946321	15.425324	3.20%	0	2006
	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	14.039762	14.206802	1.19%	0	2007
	11.598000	14.039762	21.05%	0	2006
	10.000000	11.598000	15.98%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.777348	21.297864	19.80%	0	2007
	15.838131	17.777348	12.24%	0	2006
	14.240445	15.838131	11.22%	0	2005
	12.516675	14.240445	13.77%	578	2004
	10.000000	12.516675	25.17%	549	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.521278	12.650574	1.03%	0	2007
	11.510881	12.521278	8.78%	0	2006
	10.000000	11.510881	15.11%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.847072	16.719252	5.50%	0	2007
	14.213670	15.847072	11.49%	0	2006
	13.565311	14.213670	4.78%	0	2005
	12.213171	13.565311	11.07%	0	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.402195	10.502388	0.96%	151	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.762924	-2.37%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.966646	14.122069	1.11%	0	2007
	12.878087	13.966646	8.45%	0	2006
	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	0	2004
	10.000000	11.883363	18.83%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	34.059656	48.482892	42.35%	0	2007
	25.481383	34.059656	33.66%	0	2006
	19.637463	25.481383	29.76%	0	2005
	16.629376	19.637463	18.09%	0	2004
	10.000000	16.629376	66.29%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.359741	29.033083	42.60%	0	2007
	15.205039	20.359741	33.90%	0	2006
	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.069553	25.977448	17.71%	0	2007
	16.389189	22.069553	34.66%	0	2006
	15.740266	16.389189	4.12%	0	2005
	12.390753	15.740266	27.03%	0	2004
	10.000000	12.390753	23.91%	0	2003*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.495625	20.776820	-3.34%	0	2007
	18.255387	21.495625	17.75%	0	2006
	16.804750	18.255387	8.63%	0	2005
	14.192104	16.804750	18.41%	0	2004
	10.000000	14.192104	41.92%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.414910	10.941692	5.06%	0	2007
	10.278047	10.414910	1.33%	0	2006
	10.150616	10.278047	1.26%	0	2005
	10.025426	10.150616	1.25%	0	2004
	10.000000	10.025426	0.25%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.501858	17.162259	10.71%	0	2007
	15.433728	15.501858	0.44%	0	2006
	14.548608	15.433728	6.08%	0	2005
	13.794368	14.548608	5.47%	0	2004
	10.000000	13.794368	37.94%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.461567	11.587466	10.76%	0	2007
	10.417260	10.461567	0.43%	0	2006
	9.815556	10.417260	6.13%	0	2005
	10.000000	9.815556	-1.84%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.582248	11.966235	3.32%	1,558	2007
	11.126126	11.582248	4.10%	1,558	2006
	10.983569	11.126126	1.30%	1,558	2005
	10.704003	10.983569	2.61%	1,558	2004
	10.000000	10.704003	7.04%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.066840	13.561316	3.78%	0	2007
	12.290759	13.066840	6.31%	0	2006
	11.996352	12.290759	2.45%	0	2005
	11.417528	11.996352	5.07%	0	2004
	10.000000	11.417528	14.18%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.755622	15.285064	3.59%	22,688	2007
	13.513991	14.755622	9.19%	22,688	2006
	13.082811	13.513991	3.30%	22,688	2005
	12.181349	13.082811	7.40%	20,982	2004
	10.000000	12.181349	21.81%	0	2003*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.867668	17.554065	4.07%	1,195	2007
	15.018394	16.867668	12.31%	1,195	2006
	14.304552	15.018394	4.99%	1,195	2005
	13.015066	14.304552	9.91%	1,247	2004
	10.000000	13.015066	30.15%	733	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.553909	19.273993	3.88%	0	2007
	16.190743	18.553909	14.60%	0	2006
	15.298388	16.190743	5.83%	0	2005
	13.683298	15.298388	11.80%	0	2004
	10.000000	13.683298	36.83%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.364026	17.443661	6.60%	0	2007
	15.220574	16.364026	7.51%	0	2006
	14.162771	15.220574	7.47%	0	2005
	12.537202	14.162771	12.97%	0	2004
	10.000000	12.537202	25.37%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.180528	20.226044	5.45%	0	2007
	17.800600	19.180528	7.75%	0	2006
	16.194190	17.800600	9.92%	0	2005
	14.271063	16.194190	13.48%	0	2004
	10.000000	14.271063	42.71%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.072432	10.348233	2.74%	0	2007
	9.827008	10.072432	2.50%	0	2006
	9.761463	9.827008	0.67%	0	2005
	9.875470	9.761463	-1.15%	0	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.237273	21.384785	0.69%	0	2007
	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	0	2005
	13.719727	16.142684	17.66%	0	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.049828	15.152857	0.68%	0	2007
	12.538773	15.049828	20.03%	0	2006
	11.437668	12.538773	9.63%	0	2005
	10.000000	11.437668	14.38%	0	2004*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	16.221203	17.414054	7.35%	0	2007
	16.063452	16.221203	0.98%	0	2006
	15.205697	16.063452	5.64%	0	2005
	13.703517	15.205697	10.96%	0	2004
	10.000000	13.703517	37.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.124258	20.122351	-9.05%	0	2007
	19.268704	22.124258	14.82%	0	2006
	19.119017	19.268704	0.78%	0	2005
	16.666453	19.119017	14.72%	0	2004
	10.000000	16.666453	66.66%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.476947	20.455785	-0.10%	0	2007
	18.686979	20.476947	9.58%	0	2006
	17.014645	18.686979	9.83%	0	2005
	14.608788	17.014645	16.47%	450	2004
	10.000000	14.608788	46.09%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.404635	17.352525	5.78%	0	2007
	14.752925	16.404635	11.20%	0	2006
	14.055950	14.752925	4.96%	0	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.409409	19.305313	17.65%	0	2007
	15.120449	16.409409	8.52%	0	2006
	15.540781	15.120449	-2.70%	0	2005
	15.235433	15.540781	2.00%	0	2004
	10.000000	15.235433	52.35%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.479982	13.495427	17.56%	0	2007
	10.528683	11.479982	9.04%	0	2006
	10.821368	10.528683	-2.70%	0	2005
	10.000000	10.821368	8.21%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.477758	20.924907	19.72%	0	2007
	17.914949	17.477758	-2.44%	0	2006
	16.356587	17.914949	9.53%	0	2005
	14.881339	16.356587	9.91%	0	2004
	10.000000	14.881339	48.81%	0	2003*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.002842	17.189769	-4.52%	1,984	2007
	15.887753	18.002842	13.31%	1,984	2006
	15.586906	15.887753	1.93%	1,984	2005
	13.577106	15.586906	14.80%	2,046	2004
	10.000000	13.577106	35.77%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.704613	12.005886	2.57%	0	2007
	11.385869	11.704613	2.80%	0	2006
	11.363940	11.385869	0.19%	0	2005
	10.879096	11.363940	4.46%	0	2004
	10.000000	10.879096	8.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.434015	17.228540	11.63%	2,171	2007
	14.617296	15.434015	5.59%	2,171	2006
	14.215918	14.617296	2.82%	2,171	2005
	13.598930	14.215918	4.54%	2,171	2004
	10.000000	13.598930	35.99%	2,126	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.793739	15.382422	3.98%	55	2007
	12.851121	14.793739	15.12%	55	2006
	11.491649	12.851121	11.83%	55	2005
	10.000000	11.491649	14.92%	55	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.620904	23.526051	4.00%	329	2007
	19.656415	22.620904	15.08%	329	2006
	17.575066	19.656415	11.84%	329	2005
	15.077980	17.575066	16.56%	329	2004
	10.000000	15.077980	50.78%	231	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.522694	-4.77%	142	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.767676	13.434470	-2.42%	0	2007
	12.854710	13.767676	7.10%	61	2006
	12.851964	12.854710	0.02%	61	2005
	12.054908	12.851964	6.61%	727	2004
	10.000000	12.054908	20.55%	676	2003*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.307973	16.652019	2.11%	3,240	2007
	14.492509	16.307973	12.53%	3,240	2006
	13.977468	14.492509	3.68%	3,240	2005
	13.060920	13.977468	7.02%	4,184	2004
	10.000000	13.060920	30.61%	1,903	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	21.275840	20.568311	-3.33%	229	2007
	18.923917	21.275840	12.43%	229	2006
	17.590220	18.923917	7.58%	229	2005
	15.052827	17.590220	16.86%	524	2004
	10.000000	15.052827	50.53%	272	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	504	2004
	10.000000	11.699112	16.99%	504	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.972698	13.203974	10.28%	153	2007
	11.168283	11.972698	7.20%	0	2006
	10.000000	11.168283	11.68%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.214584	12.337930	1.01%	233	2007
	10.498960	12.214584	16.34%	0	2006
	10.000000	10.498960	4.99%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.196576	10.519264	3.16%	0	2007
	9.996390	10.196576	2.00%	0	2006
	10.000000	9.996390	-0.04%	0	2005*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.307973	16.652019	2.11%	3,240	2007
	14.492509	16.307973	12.53%	3,240	2006
	13.977468	14.492509	3.68%	3,240	2005
	13.060920	13.977468	7.02%	4,184	2004
	10.000000	13.060920	30.61%	1,903	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	21.275840	20.568311	-3.33%	229	2007
	18.923917	21.275840	12.43%	229	2006
	17.590220	18.923917	7.58%	229	2005
	15.052827	17.590220	16.86%	524	2004
	10.000000	15.052827	50.53%	272	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	504	2004
	10.000000	11.699112	16.99%	504	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.972698	13.203974	10.28%	153	2007
	11.168283	11.972698	7.20%	0	2006
	10.000000	11.168283	11.68%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.214584	12.337930	1.01%	233	2007
	10.498960	12.214584	16.34%	0	2006
	10.000000	10.498960	4.99%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.196576	10.519264	3.16%	0	2007
	9.996390	10.196576	2.00%	0	2006
	10.000000	9.996390	-0.04%	0	2005*

95

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.143399	16.966613	-1.03%	1,598	2007
	15.543300	17.143399	10.29%	1,730	2006
	15.096803	15.543300	2.96%	2,958	2005
	13.948259	15.096803	8.23%	2,791	2004
	10.000000	13.948259	39.48%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.110168	16.484146	9.09%	0	2007
	14.589032	15.110168	3.57%	0	2006
	13.758790	14.589032	6.03%	0	2005
	13.250739	13.758790	3.83%	0	2004
	10.000000	13.250739	32.51%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.882706	20.381302	7.94%	366	2007
	16.632103	18.882706	13.53%	366	2006
	15.586844	16.632103	6.71%	366	2005
	13.847484	15.586844	12.56%	264	2004
	10.000000	13.847484	38.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.200484	17.610360	2.38%	0	2007
	15.056052	17.200484	14.24%	0	2006
	14.739868	15.056052	2.15%	0	2005
	13.571529	14.739868	8.61%	0	2004
	10.000000	13.571529	35.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.807979	19.635378	-0.87%	0	2007
	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004
	10.000000	14.668433	46.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.091271	16.615074	-2.79%	0	2007
	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004
	10.000000	13.352802	33.53%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.414235	22.352203	15.13%	0	2007
	15.936810	19.414235	21.82%	0	2006
	14.428146	15.936810	10.46%	0	2005
	12.873270	14.428146	12.08%	0	2004
	10.000000	12.873270	28.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.044404	17.318440	15.12%	0	2007
	12.337676	15.044404	21.94%	0	2006
	11.182886	12.337676	10.33%	0	2005
	10.000000	11.182886	11.83%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.067810	12.449547	-4.73%	0	2007
	11.130171	13.067810	17.41%	0	2006
	10.000000	11.130171	11.30%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.116152	15.475480	17.99%	124	2007
	13.902087	13.116152	-5.65%	266	2006
	13.960000	13.902087	-0.41%	2,031	2005
	12.926950	13.960000	7.99%	2,031	2004
	10.000000	12.926950	29.27%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.798235	16.455049	-7.55%	2,699	2007
	15.384657	17.798235	15.69%	2,925	2006
	15.024439	15.384657	2.40%	3,026	2005
	13.475824	15.024439	11.49%	2,813	2004
	10.000000	13.475824	34.76%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.989774	16.334396	36.24%	0	2007
	11.276749	11.989774	6.32%	0	2006
	10.000000	11.276749	12.77%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.484510	11.208694	6.91%	2,195	2007
	10.568371	10.484510	-0.79%	2,195	2006
	10.655487	10.568371	-0.82%	2,195	2005
	10.312673	10.655487	3.32%	1,406	2004
	10.000000	10.312673	3.13%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.115008	19.511021	-3.00%	0	2007
	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004
	10.000000	14.444121	44.44%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.313974	16.723589	2.51%	11,386	2007
	14.500481	16.313974	12.51%	11,591	2006
	14.218015	14.500481	1.99%	6,496	2005
	13.194190	14.218015	7.76%	7,154	2004
	10.000000	13.194190	31.94%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.842000	15.484277	4.33%	371	2007
	13.078414	14.842000	13.48%	371	2006
	12.862598	13.078414	1.68%	371	2005
	12.569236	12.862598	2.33%	0	2004
	10.000000	12.569236	25.69%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.450461	13.383655	-13.38%	0	2007
	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004
	10.000000	13.672660	36.73%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.438132	14.466736	-11.99%	0	2007
	14.450458	16.438132	13.76%	0	2006
	14.122675	14.450458	2.32%	0	2005
	13.207618	14.122675	6.93%	0	2004
	10.000000	13.207618	32.08%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.101647	16.166502	7.05%	0	2007
	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004
	10.000000	12.858073	28.58%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.232664	9.842498	-3.81%	0	2007
	10.000000	10.232664	2.33%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.266953	10.539678	2.66%	232	2007
	10.116795	10.266953	1.48%	232	2006
	10.258337	10.116795	-1.38%	232	2005
	10.167671	10.258337	0.89%	0	2004
	10.000000	10.167671	1.68%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.491453	21.178654	14.53%	1,557	2007
	16.992620	18.491453	8.82%	1,556	2006
	14.916987	16.992620	13.91%	1,725	2005
	13.265016	14.916987	12.45%	979	2004
	10.000000	13.265016	32.65%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.150214	21.543912	42.20%	0	2007
	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.841935	17.642038	-1.12%	464	2007
	15.234015	17.841935	17.12%	464	2006
	14.776419	15.234015	3.10%	464	2005
	13.603772	14.776419	8.62%	279	2004
	10.000000	13.603772	36.04%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.372528	12.039071	5.86%	3,914	2007
	10.627320	11.372528	7.01%	3,914	2006
	10.000000	10.627320	6.27%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.925522	12.804368	7.37%	0	2007
	10.932085	11.925522	9.09%	0	2006
	10.000000	10.932085	9.32%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.283828	13.322549	8.46%	0	2007
	11.138935	12.283828	10.28%	0	2006
	10.000000	11.138935	11.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.841311	18.354004	23.67%	1,497	2007
	14.260291	14.841311	4.07%	1,498	2006
	13.840838	14.260291	3.03%	1,498	2005
	13.744768	13.840838	0.70%	967	2004
	10.000000	13.744768	37.45%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.527722	10.698836	1.63%	683	2007
	10.352158	10.527722	1.70%	0	2006
	10.403467	10.352158	-0.49%	0	2005
	10.225391	10.403467	1.74%	0	2004
	10.000000	10.225391	2.25%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.911113	24.674874	12.61%	3,651	2007
	19.961162	21.911113	9.77%	3,866	2006
	17.319629	19.961162	15.25%	4,106	2005
	14.228073	17.319629	21.73%	4,188	2004
	10.000000	14.228073	42.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.673946	24.770690	14.29%	0	2007
	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004
	10.000000	14.681680	46.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.620747	16.710756	14.29%	0	2007
	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.801986	21.415648	2.95%	411	2007
	18.361767	20.801986	13.29%	411	2006
	18.356870	18.361767	0.03%	411	2005
	16.513232	18.356870	11.16%	0	2004
	10.000000	16.513232	65.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.040930	11.185080	1.31%	0	2007
	10.000000	11.040930	10.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.375723	15.559038	-4.99%	3,774	2007
	14.317130	16.375723	14.38%	4,011	2006
	14.174982	14.317130	1.00%	4,297	2005
	13.077676	14.174982	8.39%	4,089	2004
	10.000000	13.077676	30.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.959357	19.976991	-4.69%	0	2007
	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004
	10.000000	14.293865	42.94%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.776045	19.823856	25.66%	0	2007
	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.173294	22.741356	12.73%	0	2007
	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004
	10.000000	13.659387	36.59%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.599101	16.455978	12.72%	23	2007
	12.307923	14.599101	18.62%	0	2006
	11.443684	12.307923	7.55%	0	2005
	10.000000	11.443684	14.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.718562	11.619981	8.41%	0	2007
	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.719160	14.773086	7.68%	0	2007
	12.723262	13.719160	7.83%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004
	10.000000	11.443645	14.44%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.692231	22.268831	33.41%	0	2007
	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004
	10.000000	12.371130	23.71%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.273441	16.863356	3.63%	0	2007
	15.043869	16.273441	8.17%	0	2006
	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004
	10.000000	12.108597	21.09%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.559669	38.198229	25.00%	0	2007
	21.341330	30.559669	43.19%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004
	10.000000	14.290852	42.91%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.902675	26.138542	25.05%	0	2007
	14.590722	20.902675	43.26%	0	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.907529	10.135052	2.30%	124	2007
	9.736191	9.907529	1.76%	0	2006
	9.828001	9.736191	-0.93%	5,467	2005
	9.986709	9.828001	-1.59%	5,467	2004
	10.000000	9.986709	-0.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.220129	15.414900	8.40%	1,124	2007
	13.570197	14.220129	4.79%	1,124	2006
	13.332303	13.570197	1.78%	2,977	2005
	12.527515	13.332303	6.42%	3,032	2004
	10.000000	12.527515	25.28%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.854393	18.756381	5.05%	3,897	2007
	15.171686	17.854393	17.68%	4,001	2006
	14.592051	15.171686	3.97%	4,107	2005
	13.013769	14.592051	12.13%	4,643	2004
	10.000000	13.013769	30.14%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.183234	14.900766	-1.86%	0	2007
	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004
	10.000000	13.455901	34.56%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.944859	14.052887	0.77%	50	2007
	11.566642	13.944859	20.56%	0	2006
	10.000000	11.566642	15.67%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.489575	20.867195	19.31%	0	2007
	15.645407	17.489575	11.79%	0	2006
	14.124584	15.645407	10.77%	0	2005
	12.465689	14.124584	13.31%	0	2004
	10.000000	12.465689	24.66%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.436620	12.513470	0.62%	0	2007
	11.479761	12.436620	8.34%	0	2006
	10.000000	11.479761	14.80%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.611658	16.403325	5.07%	81	2007
	14.059715	15.611658	11.04%	0	2006
	13.473176	14.059715	4.35%	191	2005
	12.179899	13.473176	10.62%	0	2004
	10.000000	12.179899	21.80%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.391833	10.769435	3.63%	0	2007
	10.000000	10.391833	3.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.374046	10.431022	0.55%	0	2007
	10.000000	10.374046	3.74%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.672505	11.917257	11.66%	0	2007
	10.000000	10.672505	6.73%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.202232	11.146413	9.25%	0	2007
	10.000000	10.202232	2.02%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.736275	-2.64%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.747460	13.843431	0.70%	0	2007
	12.727746	13.747460	8.01%	0	2006
	12.730150	12.727746	-0.02%	0	2005
	11.840898	12.730150	7.51%	0	2004
	10.000000	11.840898	18.41%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	33.525551	47.527096	41.76%	0	2007
	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004
	10.000000	16.570047	65.70%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.723289	25.465060	17.22%	0	2007
	16.197889	21.723289	34.11%	0	2006
	15.620076	16.197889	3.70%	0	2005
	12.346440	15.620076	26.51%	0	2004
	10.000000	12.346440	23.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.158351	20.366909	-3.74%	0	2007
	18.042341	21.158351	17.27%	0	2006
	16.676459	18.042341	8.19%	0	2005
	14.141420	16.676459	17.93%	0	2004
	10.000000	14.141420	41.41%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.251375	10.725721	4.63%	908	2007
	10.157990	10.251375	0.92%	234	2006
	10.073025	10.157990	0.84%	234	2005
	9.989553	10.073025	0.84%	0	2004
	10.000000	9.989553	-0.10%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.258535	16.823600	10.26%	0	2007
	15.253552	15.258535	0.03%	0	2006
	14.437498	15.253552	5.65%	0	2005
	13.745097	14.437498	5.04%	0	2004
	10.000000	13.745097	37.45%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.348575	11.415312	10.31%	0	2007
	10.346862	10.348575	0.02%	0	2006
	9.789044	10.346862	5.70%	0	2005
	10.000000	9.789044	2.11%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.791318	11.525594	6.80%	0	2007
	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.400425	11.730073	2.89%	6,202	2007
	10.996193	11.400425	3.68%	6,202	2006
	10.899641	10.996193	0.89%	6,202	2005
	10.665718	10.899641	2.19%	9,963	2004
	10.000000	10.665718	6.66%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.861755	13.293726	3.36%	3,978	2007
	12.147263	12.861755	5.88%	6,105	2006
	11.904707	12.147263	2.04%	6,105	2005
	11.376700	11.904707	4.64%	3,123	2004
	10.000000	11.376700	13.77%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.524060	14.983500	3.16%	36,812	2007
	13.356251	14.524060	8.74%	39,594	2006
	12.982902	13.356251	2.88%	39,594	2005
	12.137820	12.982902	6.96%	28,397	2004
	10.000000	12.137820	21.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.602976	17.207732	3.64%	93,181	2007
	14.843088	16.602976	11.86%	96,668	2006
	14.195319	14.843088	4.56%	147,161	2005
	12.968571	14.195319	9.46%	96,234	2004
	10.000000	12.968571	29.69%	3,547	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.262793	18.893750	3.45%	47,668	2007
	16.001796	18.262793	14.13%	59,083	2006
	15.181595	16.001796	5.40%	69,721	2005
	13.634433	15.181595	11.35%	43,077	2004
	10.000000	13.634433	36.34%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.120912	17.114025	6.16%	35	2007
	15.055720	16.120912	7.07%	0	2006
	14.066564	15.055720	7.03%	0	2005
	12.503049	14.066564	12.51%	314	2004
	10.000000	12.503049	25.03%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.879598	19.827051	5.02%	147	2007
	17.592905	18.879598	7.31%	147	2006
	16.070571	17.592905	9.47%	147	2005
	14.220117	16.070571	13.01%	0	2004
	10.000000	14.220117	42.20%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.912735	10.142390	2.32%	25	2007
	9.710708	9.912735	2.08%	0	2006
	9.685343	9.710708	0.26%	0	2005
	9.838596	9.685343	-1.56%	0	2004
	10.000000	9.838596	-1.61%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.921852	20.980728	0.28%	0	2007
	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004
	10.000000	13.682356	36.82%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.887375	14.927787	0.27%	40	2007
	12.454076	14.887375	19.54%	0	2006
	11.406809	12.454076	9.18%	0	2005
	10.000000	11.406809	14.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	15.966679	17.070507	6.91%	0	2007
	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004
	10.000000	13.654589	36.55%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.777194	19.725378	-9.42%	0	2007
	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004
	10.000000	16.606993	66.07%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.155684	20.052236	-0.51%	12	2007
	18.468949	20.155684	9.13%	0	2006
	16.884771	18.468949	9.38%	0	2005
	14.556637	16.884771	15.99%	0	2004
	10.000000	14.556637	45.57%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.147227	17.010187	5.34%	2,628	2007
	14.580741	16.147227	10.74%	2,662	2006
	13.948628	14.580741	4.53%	2,770	2005
	13.040944	13.948628	6.96%	2,880	2004
	10.000000	13.040944	30.41%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.151919	18.924451	17.17%	0	2007
	14.943985	16.151919	8.08%	0	2006
	15.422176	14.943985	-3.10%	0	2005
	15.181079	15.422176	1.59%	0	2004
	10.000000	15.181079	51.81%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.356025	13.294964	17.07%	0	2007
	10.457536	11.356025	8.59%	0	2006
	10.792166	10.457536	-3.10%	0	2005
	10.000000	10.792166	7.92%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.203515	20.512114	19.23%	301	2007
	17.705921	17.203515	-2.84%	301	2006
	16.231738	17.705921	9.08%	301	2005
	14.828223	16.231738	9.47%	551	2004
	10.000000	14.828223	48.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.720355	16.850630	-4.91%	589	2007
	15.702314	17.720355	12.85%	541	2006
	15.467889	15.702314	1.52%	541	2005
	13.528592	15.467889	14.33%	232	2004
	10.000000	13.528592	35.29%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.520873	11.768953	2.15%	0	2007
	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004
	10.000000	10.840190	8.40%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.191793	16.888600	11.17%	5,964	2007
	14.446687	15.191793	5.16%	6,165	2006
	14.107365	14.446687	2.41%	6,372	2005
	13.550362	14.107365	4.11%	6,034	2004
	10.000000	13.550362	35.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	22.266032	23.061990	3.57%	0	2007
	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	10.000000	11.460639	14.61%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	14.634069	15.153984	3.55%	0	2007
	12.764329	14.634069	14.65%	0	2006
	11.460639	12.764329	11.38%	0	2005
	15.024154	17.440917	16.09%	0	2004
	10.000000	15.024154	50.24%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.496694	-5.03%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.551575	13.169345	-2.82%	0	2007
	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004
	10.000000	12.011823	20.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.052090	16.323497	1.69%	2,604	2007
	14.323371	16.052090	12.07%	2,644	2006
	13.870747	14.323371	3.26%	2,751	2005
	13.014275	13.870747	6.58%	2,860	2004
	10.000000	13.014275	30.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	20.942082	20.162577	-3.72%	11	2007
	18.703144	20.942082	11.97%	0	2006
	17.455969	18.703144	7.14%	0	2005
	14.999099	17.455969	16.38%	0	2004
	10.000000	14.999099	49.99%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.435062	14.160200	-8.26%	0	2007
	13.635814	15.435062	13.20%	0	2006
	13.269238	13.635814	2.76%	0	2005
	12.229585	13.269238	8.50%	0	2004
	10.000000	12.229585	22.30%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.533822	20.668072	5.81%	0	2007
	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004
	10.000000	12.597229	25.97%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.717468	13.102459	3.03%	0	2007
	12.351340	12.717468	2.96%	0	2006
	11.966471	12.351340	3.22%	0	2005
	11.667245	11.966471	2.56%	0	2004
	10.000000	11.667245	16.67%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.891744	13.060907	9.83%	19	2007
	11.138078	11.891744	6.77%	0	2006
	10.000000	11.138078	11.38%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.132011	12.204254	0.60%	0	2007
	10.470555	12.132011	15.87%	0	2006
	10.000000	10.470555	4.71%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.127605	10.405255	2.74%	0	2007
	9.969333	10.127605	1.59%	0	2006
	10.000000	9.969333	-0.31%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.489208	10.775844	2.73%	83	2007
	10.371604	10.489208	1.13%	0	2006
	10.218514	10.371604	1.50%	0	2005
	10.054892	10.218514	1.63%	0	2004
	10.000000	10.054892	0.55%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.891369	16.508130	3.88%	0	2007
	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004
	10.000000	12.476204	24.76%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.281193	22.035453	-19.23%	0	2007
	20.291767	27.281193	34.44%	0	2006
	17.797302	20.291767	14.02%	0	2005
	13.393935	7.797302	32.88%	0	2004
	10.000000	13.393935	33.94%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.109452	16.924299	-1.08%	229	2007
	15.520438	17.109452	10.24%	5,305	2006
	15.082301	15.520438	2.90%	5,348	2005
	13.942000	15.082301	8.18%	5,047	2004
	10.000000	13.942000	39.42%	118	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.080259	16.443058	9.04%	1,734	2007
	14.567589	15.080259	3.52%	1,782	2006
	13.745581	14.567589	5.98%	1,832	2005
	13.244803	13.745581	3.78%	1,832	2004
	10.000000	13.244803	32.45%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.845330	20.330496	7.88%	0	2007
	16.607666	18.845330	13.47%	4,624	2006
	15.571898	16.607666	6.65%	4,843	2005
	13.841282	15.571898	12.50%	4,909	2004
	10.000000	13.841282	38.41%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.166433	17.566454	2.33%	400	2007
	15.033932	17.166433	14.18%	400	2006
	14.725723	15.033932	2.09%	400	2005
	13.565446	14.725723	8.55%	400	2004
	10.000000	13.565446	35.65%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.768756	19.586401	-0.92%	0	2007
	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004
	10.000000	14.661856	46.62%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.057428	16.573641	-2.84%	158	2007
	14.960263	17.057428	14.02%	158	2006
	14.664594	14.960263	2.02%	158	2005
	13.346817	14.664594	9.87%	158	2004
	10.000000	13.346817	33.47%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.375798	22.296466	15.07%	0	2007
	15.913381	19.375798	21.76%	0	2006
	14.414294	15.913381	10.40%	0	2005
	12.867502	14.414294	12.02%	0	2004
	10.000000	12.867502	28.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.023945	17.285993	15.06%	0	2007
	12.327195	15.023945	21.88%	0	2006
	11.179098	12.327195	10.27%	0	2005
	10.000000	11.179098	11.79%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.056693	12.432558	-4.78%	0	2007
	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.090168	15.436876	17.93%	507	2007
	13.881643	13.090168	-5.70%	1,887	2006
	13.946588	13.881643	-0.47%	1,887	2005
	12.921145	13.946588	7.94%	1,887	2004
	10.000000	12.921145	29.21%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.762994	16.414001	-7.59%	2,271	2007
	15.362035	17.762994	15.63%	2,193	2006
	15.010011	15.362035	2.35%	2,217	2005
	13.469780	15.010011	11.43%	2,056	2004
	10.000000	13.469780	34.70%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.979585	16.312116	36.17%	0	2007
	11.272922	11.979585	6.27%	0	2006
	10.000000	11.272922	12.73%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.463084	11.180025	6.85%	0	2007
	10.552161	10.463084	-0.84%	1,542	2006
	10.644579	10.552161	-0.87%	1,542	2005
	10.307393	10.644579	3.27%	1,542	2004
	10.000000	10.307393	3.07%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.075193	19.462376	-3.05%	335	2007
	17.976834	20.075193	11.67%	335	2006
	17.175156	17.976834	4.67%	335	2005
	14.437650	17.175156	18.96%	0	2004
	10.000000	14.437650	44.38%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.281704	16.681925	2.46%	53,459	2007
	14.479184	16.281704	12.45%	4,075	2006
	14.204392	14.479184	1.93%	4,281	2005
	13.188293	14.204392	7.70%	4,053	2004
	10.000000	13.188293	31.88%	164	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.812626	15.445686	4.27%	0	2007
	13.059200	14.812626	13.43%	5,821	2006
	12.850257	13.059200	1.63%	5,851	2005
	12.563613	12.850257	2.28%	5,271	2004
	10.000000	12.563613	25.64%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.419875	13.350271	-13.42%	0	2007
	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004
	10.000000	13.666532	36.67%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.405590	14.430662	-12.04%	241	2007
	14.429205	16.405590	13.70%	245	2006
	14.109114	14.429205	2.27%	244	2005
	13.201695	14.109114	6.87%	244	2004
	10.000000	13.201695	32.02%	125	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004
	10.000000	12.852316	28.52%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.229189	9.834083	-3.86%	0	2007
	10.000000	10.229189	2.29%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.246616	10.513384	2.60%	0	2007
	10.101910	10.246616	1.43%	0	2006
	10.248489	10.101910	-1.43%	0	2005
	10.163117	10.248489	0.84%	0	2004
	10.000000	10.163117	1.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.454861	21.125878	14.47%	3,851	2007
	16.967663	18.454861	8.76%	8,028	2006
	14.902685	16.967663	13.86%	5,205	2005
	13.259079	14.902685	12.40%	5,158	2004
	10.000000	13.259079	32.59%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.137362	21.514558	42.13%	304	2007
	13.298875	15.137362	13.82%	304	2006
	10.000000	13.298875	32.99%	304	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.806618	17.598043	-1.17%	1,395	2007
	15.211627	17.806618	17.06%	1,365	2006
	14.762249	15.211627	3.04%	1,419	2005
	13.597681	14.762249	8.56%	1,238	2004
	10.000000	13.597681	35.98%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.362864	12.022652	5.81%	0	2007
	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.915395	12.786907	7.31%	0	2007
	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.273396	13.304385	8.40%	0	2007
	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.811943	18.308274	23.60%	2,149	2007
	14.239339	14.811943	4.02%	8,818	2006
	13.827562	14.239339	2.98%	8,724	2005
	13.738615	13.827562	0.65%	8,252	2004
	10.000000	13.738615	37.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.506855	10.672126	1.57%	1,153	2007
	10.336916	10.506855	1.64%	865	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004
	10.000000	10.220804	2.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.867734	24.613346	12.56%	1,259	2007
	19.931837	21.867734	9.71%	5,457	2006
	17.303008	19.931837	15.19%	5,505	2005
	14.221699	17.303008	21.67%	5,951	2004
	10.000000	14.221699	42.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004
	10.000000	14.675101	46.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.600896	16.679478	14.24%	0	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.760838	21.362284	2.90%	0	2007
	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004
	10.000000	16.505852	65.06%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.343309	15.520249	-5.04%	2,688	2007
	14.296091	16.343309	14.32%	9,068	2006
	14.161382	14.296091	0.95%	6,864	2005
	13.071811	14.161382	8.34%	6,098	2004
	10.000000	13.071811	30.72%	162	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.917891	19.927201	-4.74%	0	2007
	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004
	10.000000	14.287477	42.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.762654	19.796830	25.59%	160	2007
	12.600033	15.762654	25.10%	160	2006
	10.000000	12.600033	26.00%	160	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004
	10.000000	13.653271	36.53%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.579250	16.425141	12.66%	1,800	2007
	12.297462	14.579250	18.55%	1,733	2006
	11.439805	12.297462	7.50%	927	2005
	10.000000	11.439805	14.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.709452	11.604135	8.35%	0	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.692007	14.736249	7.63%	0	2007
	12.704566	13.692007	7.77%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004
	10.000000	11.438508	14.39%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.659175	22.213295	33.34%	0	2007
	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004
	10.000000	12.365582	23.66%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.242991	16.823132	3.57%	669	2007
	15.023383	16.242991	8.12%	671	2006
	13.877326	15.023383	8.26%	676	2005
	12.104452	13.877326	14.65%	718	2004
	10.000000	12.104452	21.04%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.499218	38.103065	24.93%	0	2007
	21.309989	30.499218	43.12%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004
	10.000000	14.284449	42.84%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.874311	26.089636	24.98%	152	2007
	14.578351	20.874311	43.19%	201	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.887928	10.109792	2.24%	3,261	2007
	9.721871	9.887928	1.71%	3,257	2006
	9.818562	9.721871	-0.98%	2,571	2005
	9.982221	9.818562	-1.64%	2,132	2004
	10.000000	9.982221	-0.18%	153	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.191951	15.376435	8.35%	1,018	2007
	13.550232	14.191951	4.74%	6,995	2006
	13.319487	13.550232	1.73%	6,813	2005
	12.521890	13.319487	6.37%	5,882	2004
	10.000000	12.521890	25.22%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.819068	18.709634	5.00%	7,179	2007
	15.149396	17.819068	17.62%	5,822	2006
	14.578054	15.149396	3.92%	5,612	2005
	13.007946	14.578054	12.07%	5,643	2004
	10.000000	13.007946	30.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.153195	14.863630	-1.91%	1,183	2007
	14.750184	15.153195	2.73%	1,228	2006
	14.686262	14.750184	0.44%	1,275	2005
	13.449871	14.686262	9.19%	1,275	2004
	10.000000	13.449871	34.50%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.933014	14.033721	0.72%	1,344	2007
	11.562722	13.933014	20.50%	1,597	2006
	10.000000	11.562722	15.63%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.453870	20.813883	19.25%	0	2007
	15.621448	17.453870	11.73%	0	2006
	14.110150	15.621448	10.71%	0	2005
	12.459319	14.110150	13.25%	0	2004
	10.000000	12.459319	24.59%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.426054	12.496395	0.57%	0	2007
	11.475877	12.426054	8.28%	0	2006
	10.000000	11.475877	14.76%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.582420	16.364175	5.02%	1,807	2007
	14.040548	15.582420	10.98%	1,868	2006
	13.461682	14.040548	4.30%	254	2005
	12.175732	13.461682	10.56%	254	2004
	10.000000	12.175732	21.76%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.388304	10.760245	3.58%	51,100	2007
	10.000000	10.388304	3.88%	51,457	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.198772	11.136891	9.20%	347	2007
	10.000000	10.198772	1.99%	378	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.732937	-2.67%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004
	10.000000	11.835577	18.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004
	10.000000	16.562641	65.63%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.112666	28.548554	41.94%	0	2007
	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.680339	25.401633	17.16%	0	2007
	16.174109	21.680339	34.04%	0	2006
	15.605106	16.174109	3.65%	0	2005
	12.340918	15.605106	26.45%	0	2004
	10.000000	12.340918	23.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.116481	20.316139	-3.79%	0	2007
	18.015837	21.116481	17.21%	0	2006
	16.660460	18.015837	8.14%	0	2005
	14.135087	16.660460	17.87%	0	2004
	10.000000	14.135087	41.35%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.231074	10.698976	4.57%	2,066	2007
	10.143040	10.231074	0.87%	3,154	2006
	10.063343	10.143040	0.79%	2,207	2005
	9.985062	10.063343	0.78%	2,060	2004
	10.000000	9.985062	-0.15%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.228338	16.781663	10.20%	0	2007
	15.231151	15.228338	-0.02%	0	2006
	14.423660	15.231151	5.60%	0	2005
	13.738945	14.423660	4.98%	0	2004
	10.000000	13.738945	37.39%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.334513	11.393937	10.25%	1,092	2007
	10.338073	10.334513	-0.03%	1,991	2006
	9.785730	10.338073	5.64%	0	2005
	10.000000	9.785730	-2.14%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.377827	11.700793	2.84%	0	2007
	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004
	10.000000	10.660918	6.61%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.836281	13.260561	3.31%	181	2007
	12.129392	12.836281	5.83%	181	2006
	11.893276	12.129392	1.99%	7,664	2005
	11.371597	11.893276	4.59%	7,664	2004
	10.000000	11.371597	13.72%	7,664	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.495297	14.946124	3.11%	44,292	2007
	13.336606	14.495297	8.69%	44,589	2006
	12.970434	13.336606	2.82%	44,906	2005
	12.132370	12.970434	6.91%	55,347	2004
	10.000000	12.132370	21.32%	12,493	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.570109	17.164824	3.59%	47,353	2007
	14.821279	16.570109	11.80%	47,658	2006
	14.181698	14.821279	4.51%	53,006	2005
	12.962759	14.181698	9.40%	31,853	2004
	10.000000	12.962759	29.63%	16,240	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.226640	18.846640	3.40%	61,801	2007
	15.978276	18.226640	14.07%	62,646	2006
	15.167023	15.978276	5.35%	63,592	2005
	13.628322	15.167023	11.29%	67,340	2004
	10.000000	13.628322	36.28%	157	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.090713	17.073162	6.11%	3,049	2007
	15.035203	16.090713	7.02%	3,039	2006
	14.054565	15.035203	6.98%	2,384	2005
	12.498778	14.054565	12.45%	2,392	2004
	10.000000	12.498778	24.99%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.842211	19.777604	4.96%	2,251	2007
	17.567024	18.842211	7.26%	2,957	2006
	16.055123	17.567024	9.42%	3,129	2005
	14.213733	16.055123	12.96%	2,810	2004
	10.000000	14.213733	42.14%	113	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.892906	10.116888	2.26%	0	2007
	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004
	10.000000	9.833986	-1.66%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004
	10.000000	13.677693	36.78%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.867113	14.899800	0.22%	905	2007
	12.443489	14.867113	19.48%	779	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	15.935079	17.027965	6.86%	0	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004
	10.000000	13.648474	36.48%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.734096	19.676194	-9.47%	306	2007
	19.015924	21.734096	14.29%	276	2006
	18.954921	19.015924	0.32%	283	2005
	16.599553	18.954921	14.19%	243	2004
	10.000000	16.599553	66.00%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.115799	20.002253	-0.56%	0	2007
	18.441819	20.115799	9.08%	196	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004
	10.000000	14.550118	45.50%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.115265	16.967780	5.29%	1,257	2007
	14.559299	16.115265	10.69%	1,316	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004
	10.000000	13.035102	30.35%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.119961	18.877286	17.11%	0	2007
	14.922037	16.119961	8.03%	0	2006
	15.407384	14.922037	-3.15%	0	2005
	15.174278	15.407384	1.54%	0	2004
	10.000000	15.174278	51.74%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.340591	13.270064	17.01%	0	2007
	10.448665	11.340591	8.54%	0	2006
	10.788509	10.448665	-3.15%	0	2005
	10.000000	10.788509	7.89%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.169471	20.460983	19.17%	0	2007
	17.679909	17.169471	-2.89%	0	2006
	16.216169	17.679909	9.03%	0	2005
	14.821588	16.216169	9.41%	0	2004
	10.000000	14.821588	48.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.685246	16.808572	-4.96%	1,372	2007
	15.679216	17.685246	12.79%	6,897	2006
	15.453033	15.679216	1.46%	6,172	2005
	13.522524	15.453033	14.28%	5,241	2004
	10.000000	13.522524	35.23%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.498052	11.739599	2.10%	0	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004
	10.000000	10.835323	8.35%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.161714	16.846489	11.11%	4,732	2007
	14.425439	15.161714	5.10%	5,497	2006
	14.093816	14.425439	2.35%	5,589	2005
	13.544281	14.093816	4.06%	5,468	2004
	10.000000	13.544281	35.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.614166	15.125579	3.50%	3,259	2007
	12.753485	14.614166	14.59%	3,384	2006
	11.456748	12.753485	11.32%	3,535	2005
	10.000000	11.456748	14.57%	3,465	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004
	10.000000	15.017425	50.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.493450	-5.07%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004
	10.000000	12.006440	20.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	16.020323	16.282810	1.64%	1,043	2007
	14.302317	16.020323	12.01%	1,438	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004
	10.000000	13.008434	30.08%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	20.900654	20.112327	-3.77%	1,419	2007
	18.675684	20.900654	11.91%	2,363	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004
	10.000000	14.992384	49.92%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.406108	14.126361	-8.31%	0	2007
	13.617198	15.406108	13.14%	595	2006
	13.257903	13.617198	2.71%	595	2005
	12.225398	13.257903	8.45%	618	2004
	10.000000	12.225398	22.25%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.497223	20.618722	5.75%	0	2007
	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004
	10.000000	12.592919	25.93%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	6,810	2006
	11.956265	12.334505	3.16%	6,455	2005
	11.663262	11.956265	2.51%	5,949	2004
	10.000000	11.663262	16.63%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.881632	13.043082	9.78%	3,269	2007
	11.134297	11.881632	6.71%	4,896	2006
	10.000000	11.134297	11.34%	298	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.121713	12.187621	0.54%	0	2007
	10.467009	12.121713	15.81%	0	2006
	10.000000	10.467009	4.67%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.118996	10.391055	2.69%	0	2007
	9.965948	10.118996	1.54%	0	2006
	10.000000	9.965948	-0.34%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.469540	10.750102	2.68%	764	2007
	10.357447	10.469540	1.08%	1,805	2006
	10.209786	10.357447	1.45%	1,111	2005
	10.051446	10.209786	1.58%	1,154	2004
	10.000000	10.051446	0.51%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004
	10.000000	12.469819	24.70%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.225477	21.979129	-19.27%	0	2007
	20.260667	27.225477	34.38%	0	2006
	17.779089	20.260667	13.96%	0	2005
	13.387071	17.779089	32.81%	0	2004
	10.000000	13.387071	33.87%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.075586	16.882097	-1.13%	0	2007
	15.497633	17.075586	10.18%	0	2006
	15.067829	15.497633	2.85%	0	2005
	13.935761	15.067829	8.12%	0	2004
	10.000000	13.935761	39.36%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.050381	16.402026	8.98%	198	2007
	14.546160	15.050381	3.47%	198	2006
	13.732369	14.546160	5.93%	0	2005
	13.238858	13.732369	3.73%	0	2004
	10.000000	13.238858	32.39%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.807989	20.279762	7.83%	0	2007
	16.583219	18.807989	13.42%	0	2006
	15.556921	16.583219	6.60%	0	2005
	13.835078	15.556921	12.45%	0	2004
	10.000000	13.835078	38.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.132435	17.522625	2.28%	0	2007
	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004
	10.000000	13.559370	35.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.729605	19.537545	-0.97%	0	2007
	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.655279	17.023266	16.16%	0	2004
	10.000000	14.655279	46.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.023627	16.532270	-2.89%	0	2007
	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	0	2004
	10.000000	13.340824	33.41%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.337412	22.240841	15.01%	0	2007
	15.889975	19.337412	21.70%	0	2006
	14.400445	15.889975	10.34%	0	2005
	12.861727	14.400445	11.96%	0	2004
	10.000000	12.861727	28.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	15.003521	17.253609	15.00%	0	2007
	12.316730	15.003521	21.81%	0	2006
	11.175316	12.316730	10.21%	0	2005
	10.000000	11.175316	11.75%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.045604	12.415593	-4.83%	61	2007
	11.122619	13.045604	17.29%	61	2006
	10.000000	11.122619	11.23%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.064242	15.398359	17.87%	0	2007
	13.861230	13.064242	-5.75%	0	2006
	13.933195	13.861230	-0.52%	0	2005
	12.915353	13.933195	7.88%	0	2004
	10.000000	12.915353	29.15%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.727829	16.373073	-7.64%	1,331	2007
	15.339459	17.727829	15.57%	1,331	2006
	14.995617	15.339459	2.29%	1,331	2005
	13.463753	14.995617	11.38%	0	2004
	10.000000	13.463753	34.64%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.969405	16.289868	36.10%	0	2007
	11.269108	11.969405	6.21%	0	2006
	10.000000	11.269108	12.69%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.441688	11.151420	6.80%	0	2007
	10.535966	10.441688	-0.89%	0	2006
	10.633674	10.535966	-0.92%	0	2005
	10.302113	10.633674	3.22%	0	2004
	10.000000	10.302113	3.02%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.035455	19.413832	-3.10%	0	2007
	17.950420	20.035455	11.62%	0	2006
	17.158677	17.950420	4.61%	0	2005
	14.431180	17.158677	18.90%	0	2004
	10.000000	14.431180	44.31%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.249423	16.640276	2.41%	0	2007
	14.457861	16.249423	12.39%	0	2006
	14.190724	14.457861	1.88%	0	2005
	13.182365	14.190724	7.65%	0	2004
	10.000000	13.182365	31.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.783274	15.407134	4.22%	0	2007
	13.039977	14.783274	13.37%	0	2006
	12.837908	13.039977	1.57%	0	2005
	12.557974	12.837908	2.23%	0	2004
	10.000000	12.557974	25.58%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.389337	13.316963	-13.47%	0	2007
	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004
	10.000000	13.660398	36.60%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.373113	14.394684	-12.08%	0	2007
	14.408005	16.373113	13.64%	0	2006
	14.095572	14.408005	2.22%	0	2005
	13.195779	14.095572	6.82%	0	2004
	10.000000	13.195779	31.96%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.041862	16.085922	6.94%	0	2007
	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	0	2004
	10.000000	12.846538	28.47%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.225710	9.825668	-3.91%	0	2007
	10.000000	10.225710	2.26%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.226332	10.487165	2.55%	0	2007
	10.087058	10.226332	1.38%	0	2006
	10.238648	10.087058	-1.48%	0	2005
	10.158553	10.238648	0.79%	0	2004
	10.000000	10.158553	1.59%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.418323	21.073191	14.41%	0	2007
	16.942716	18.418323	8.71%	0	2006
	14.888369	16.942716	13.80%	1,146	2005
	13.253125	14.888369	12.34%	0	2004
	10.000000	13.253125	32.53%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.124483	21.485179	42.06%	0	2007
	13.294360	15.124483	13.77%	0	2006
	10.000000	13.294360	32.94%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.771362	17.554161	-1.22%	0	2007
	15.189265	17.771362	17.00%	0	2006
	14.748070	15.189265	2.99%	0	2005
	13.591582	14.748070	8.51%	0	2004
	10.000000	13.591582	35.92%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.353202	12.006244	5.75%	13,408	2007
	10.620105	11.353202	6.90%	15,446	2006
	10.000000	10.620105	6.20%	15,047	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.905261	12.769450	7.26%	0	2007
	10.924667	11.905261	8.98%	0	2006
	10.000000	10.924667	9.25%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.262972	13.286249	8.34%	0	2007
	11.131386	12.262972	10.17%	0	2006
	10.000000	11.131386	11.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.782584	18.262570	23.54%	0	2007
	14.218384	14.782584	3.97%	0	2006
	13.814271	14.218384	2.93%	0	2005
	13.732447	13.814271	0.60%	0	2004
	10.000000	13.732447	37.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.486033	10.645498	1.52%	13,765	2007
	10.321705	10.486033	1.59%	10,552	2006
	10.383480	10.321705	-0.59%	2,052	2005
	10.216209	10.383480	1.64%	0	2004
	10.000000	10.216209	2.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.824423	24.551947	12.50%	723	2007
	19.902525	21.824423	9.66%	723	2006
	17.286403	19.902525	15.13%	1,714	2005
	14.215317	17.286403	21.60%	0	2004
	10.000000	14.215317	42.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.588201	24.647298	14.17%	0	2007
	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004
	10.000000	14.668519	46.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.581028	16.648211	14.18%	0	2007
	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.719740	21.309015	2.84%	0	2007
	18.307851	20.719740	13.17%	0	2006
	18.321666	18.307851	-0.08%	0	2005
	16.498459	18.321666	11.05%	0	2004
	10.000000	16.498459	64.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.310931	15.481515	-5.09%	6,789	2007
	14.275060	16.310931	14.26%	6,789	2006
	14.147775	14.275060	0.90%	6,789	2005
	13.065946	14.147775	8.28%	0	2004
	10.000000	13.065946	30.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.033444	11.165991	1.20%	0	2007
	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.876474	19.877499	-4.79%	0	2007
	18.292933	20.876474	14.12%	0	2006
	17.239551	18.292933	6.11%	0	2005
	14.281063	17.239551	20.72%	0	2004
	10.000000	14.281063	42.81%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.749248	19.769804	25.53%	0	2007
	12.595749	15.749248	25.04%	0	2006
	10.000000	12.595749	25.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.093511	22.628094	12.61%	0	2007
	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004
	10.000000	13.647154	36.47%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.559452	16.394392	12.60%	7,181	2007
	12.287035	14.559452	18.49%	6,138	2006
	11.435943	12.287035	7.44%	2,467	2005
	10.000000	11.435943	14.36%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.700355	11.588307	8.30%	0	2007
	9.719950	10.700355	10.09%	0	2006
	10.000000	9.719950	-2.80%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.664876	14.699480	7.57%	0	2007
	12.685875	13.664876	7.72%	0	2006
	12.078253	12.685875	5.03%	0	2005
	11.433374	12.078253	5.64%	0	2004
	10.000000	11.433374	14.33%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.626188	22.157894	33.27%	0	2007
	15.618794	16.626188	6.45%	0	2006
	14.223799	15.618794	9.81%	0	2005
	12.360038	14.223799	15.08%	0	2004
	10.000000	12.360038	23.60%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.212523	16.782934	3.52%	0	2007
	15.002874	16.212523	8.06%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.438823	38.008036	24.87%	0	2007
	21.278655	30.438823	43.05%	0	2006
	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004
	10.000000	14.278047	42.78%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.845919	26.040744	24.92%	1,252	2007
	14.565974	20.845919	43.11%	1,549	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.868330	10.084556	2.19%	5,636	2007
	9.707576	9.868330	1.66%	4,490	2006
	9.809131	9.707576	-1.04%	0	2005
	9.977746	9.809131	-1.69%	0	2004
	10.000000	9.977746	-0.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.163861	15.338099	8.29%	0	2007
	13.530321	14.163861	4.68%	0	2006
	13.306701	13.530321	1.68%	0	2005
	12.516282	13.306701	6.32%	0	2004
	10.000000	12.516282	25.16%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.783782	18.662974	4.94%	0	2007
	15.127122	17.783782	17.56%	0	2006
	14.564059	15.127122	3.87%	0	2005
	13.002118	14.564059	12.01%	0	2004
	10.000000	13.002118	30.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.123174	14.826537	-1.96%	0	2007
	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004
	10.000000	13.443839	34.44%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.921166	14.014563	0.67%	10,901	2007
	11.558796	13.921166	20.44%	12,158	2006
	10.000000	11.558796	15.59%	4,150	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.418177	20.760616	19.19%	0	2007
	15.597465	17.418177	11.67%	0	2006
	14.095694	15.597465	10.65%	0	2005
	12.452940	14.095694	13.19%	0	2004
	10.000000	12.452940	24.53%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.415487	12.479337	0.51%	0	2007
	11.471979	12.415487	8.22%	0	2006
	10.000000	11.471979	14.72%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.553233	16.325115	4.96%	12,878	2007
	14.021406	15.553233	10.92%	12,367	2006
	13.450191	14.021406	4.25%	3,923	2005
	12.171575	13.450191	10.50%	0	2004
	10.000000	12.171575	21.72%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.384782	10.751051	3.53%	0	2007
	10.000000	10.384782	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.367005	10.413211	0.45%	3,971	2007
	10.000000	10.367005	3.67%	3,971	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.665256	11.896907	11.55%	0	2007
	10.000000	10.665256	6.65%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.195307	11.127375	9.14%	2,886	2007
	10.000000	10.195307	1.95%	3,055	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.729601	-2.70%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.693028	13.774431	0.59%	0	2007
	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004
	10.000000	11.830259	18.30%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	33.393003	47.290499	41.62%	0	2007
	25.110278	33.393003	32.99%	0	2006
	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004
	10.000000	16.555214	65.55%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.085355	28.495127	41.87%	0	2007
	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.637387	25.338264	17.10%	0	2007
	16.150306	21.637387	33.98%	0	2006
	15.590106	16.150306	3.59%	0	2005
	12.335371	15.590106	26.39%	0	2004
	10.000000	12.335371	23.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.074672	20.265463	-3.84%	0	2007
	17.989353	21.074672	17.15%	0	2006
	16.644462	17.989353	8.08%	0	2005
	14.128751	16.644462	17.81%	0	2004
	10.000000	14.128751	41.29%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.210801	10.672268	4.52%	8,502	2007
	10.128125	10.210801	0.82%	6,982	2006
	10.053669	10.128125	0.74%	2,092	2005
	9.980581	10.053669	0.73%	0	2004
	10.000000	9.980581	-0.19%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.198159	16.739782	10.14%	0	2007
	15.208734	15.198159	-0.07%	0	2006
	14.409793	15.208734	5.54%	0	2005
	13.732779	14.409793	4.93%	0	2004
	10.000000	13.732779	37.33%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.320462	11.372582	10.19%	0	2007
	10.329304	10.320462	-0.09%	0	2006
	9.782422	10.329304	5.59%	0	2005
	10.000000	9.782422	-2.18%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.355298	11.671609	2.79%	0	2007
	10.963864	11.355298	3.57%	0	2006
	10.878703	10.963864	0.78%	0	2005
	10.656145	10.878703	2.09%	0	2004
	10.000000	10.656145	6.56%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.810853	13.227483	3.25%	0	2007
	12.111554	12.810853	5.77%	0	2006
	11.881848	12.111554	1.93%	0	2005
	11.366500	11.881848	4.53%	0	2004
	10.000000	11.366500	13.67%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.466587	14.908837	3.06%	73,923	2007
	13.316989	14.466587	8.63%	81,293	2006
	12.957978	13.316989	2.77%	56,372	2005
	12.126932	12.957978	6.85%	0	2004
	10.000000	12.126932	21.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.537302	17.122021	3.54%	91,221	2007
	14.799488	16.537302	11.74%	85,203	2006
	14.168087	14.799488	4.46%	73,265	2005
	12.956946	14.168087	9.35%	2,474	2004
	10.000000	12.956946	29.57%	3,262	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.190547	18.799631	3.35%	77,240	2007
	15.954789	18.190547	14.01%	92,606	2006
	15.152466	15.954789	5.29%	104,092	2005
	13.622215	15.152466	11.23%	2,218	2004
	10.000000	13.622215	36.22%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.060548	17.032383	6.05%	11,841	2007
	15.014674	16.060548	6.97%	9,761	2006
	14.042557	15.014674	6.92%	6,579	2005
	12.494500	14.042557	12.39%	0	2004
	10.000000	12.494500	24.95%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.804895	19.728273	4.91%	0	2007
	17.541202	18.804895	7.20%	0	2006
	16.039710	17.541202	9.36%	0	2005
	14.207354	16.039710	12.90%	0	2004
	10.000000	14.207354	42.07%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.873106	10.091441	2.21%	72	2007
	9.681775	9.873106	1.98%	67	2006
	9.666356	9.681775	0.16%	0	2005
	9.829376	9.666356	-1.66%	0	2004
	10.000000	9.829376	-1.71%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.843538	20.880662	0.18%	0	2007
	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004
	10.000000	13.673012	36.73%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.846906	14.871871	0.17%	7,484	2007
	12.432919	14.846906	19.42%	5,962	2006
	11.399085	12.432919	9.07%	2,441	2005
	10.000000	11.399085	13.99%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	15.903523	16.985489	6.80%	0	2007
	15.829399	15.903523	0.47%	0	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004
	10.000000	13.642354	36.42%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.691010	19.627066	-9.52%	0	2007
	18.987931	21.691010	14.24%	0	2006
	18.936699	18.987931	0.27%	0	2005
	16.592095	18.936699	14.13%	0	2004
	10.000000	16.592095	65.92%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.075975	19.952370	-0.62%	132	2007
	18.414714	20.075975	9.02%	1,503	2006
	16.852384	18.414714	9.27%	461	2005
	14.543597	16.852384	15.87%	0	2004
	10.000000	14.543597	45.44%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.083340	16.925444	5.24%	10,477	2007
	14.537894	16.083340	10.63%	10,105	2006
	13.921850	14.537894	4.43%	3,486	2005
	13.029251	13.921850	6.85%	0	2004
	10.000000	13.029251	30.29%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.088024	18.830186	17.04%	0	2007
	14.900100	16.088024	7.97%	0	2006
	15.392596	14.900100	-3.20%	0	2005
	15.167483	15.392596	1.48%	0	2004
	10.000000	15.167483	51.67%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.325162	13.245197	16.95%	0	2007
	10.439790	11.325162	8.48%	0	2006
	10.784858	10.439790	-3.20%	0	2005
	10.000000	10.784858	7.85%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.135443	20.409920	19.11%	968	2007
	17.653897	17.135443	-2.94%	968	2006
	16.200588	17.653897	8.97%	799	2005
	14.814942	16.200588	9.35%	0	2004
	10.000000	14.814942	48.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.650248	16.766670	-5.01%	6,533	2007
	15.656179	17.650248	12.74%	7,481	2006
	15.438204	15.656179	1.41%	3,260	2005
	13.516468	15.438204	14.22%	0	2004
	10.000000	13.516468	35.16%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.475254	11.710288	2.05%	0	2007
	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004
	10.000000	10.830451	8.30%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.131697	16.804469	11.05%	710	2007
	14.404240	15.131697	5.05%	710	2006
	14.080295	14.404240	2.30%	2,039	2005
	13.538203	14.080295	4.00%	0	2004
	10.000000	13.538203	35.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.594300	15.097235	3.45%	0	2007
	12.742651	14.594300	14.53%	0	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.177973	22.947137	3.47%	0	2007
	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004
	10.000000	15.010694	50.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.490192	-5.10%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.497972	13.103739	-2.92%	0	2007
	12.667295	13.497972	6.56%	0	2006
	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004
	10.000000	12.001048	20.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	15.988600	16.242194	1.59%	8,808	2007
	14.281290	15.988600	11.95%	11,070	2006
	13.844123	14.281290	3.16%	3,541	2005
	13.002597	13.844123	6.47%	0	2004
	10.000000	13.002597	30.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	20.859269	20.062157	-3.82%	2,275	2007
	18.648225	20.859269	11.86%	2,140	2006
	17.422486	18.648225	7.04%	453	2005
	14.985665	17.422486	16.26%	0	2004
	10.000000	14.985665	49.86%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.377247	14.092627	-8.35%	0	2007
	13.598634	15.377247	13.08%	0	2006
	13.246585	13.598634	2.66%	0	2005
	12.221224	13.246585	8.39%	0	2004
	10.000000	12.221224	22.21%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004
	10.000000	12.588612	25.89%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.669848	13.039960	2.92%	0	2007
	12.317677	12.669848	2.86%	0	2006
	11.946053	12.317677	3.11%	0	2005
	11.659268	11.946053	2.46%	0	2004
	10.000000	11.659268	16.59%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.871543	13.025297	9.72%	5,413	2007
	11.130518	11.871543	6.66%	1,667	2006
	10.000000	11.130518	11.31%	1,667	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.111410	12.170989	0.49%	2,691	2007
	10.463452	12.111410	15.75%	2,692	2006
	10.000000	10.463452	4.63%	4,505	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.110392	10.376874	2.64%	0	2007
	9.962563	10.110392	1.48%	0	2006
	10.000000	9.962563	-0.37%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.449907	10.724417	2.63%	6,816	2007
	10.343311	10.449907	1.03%	5,459	2006
	10.201060	10.343311	1.39%	1,639	2005
	10.047999	10.201060	1.52%	0	2004
	10.000000	10.047999	0.48%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.826474	16.423787	3.77%	0	2007
	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004
	10.000000	12.463435	24.63%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.169879	21.922928	-19.31%	0	2007
	20.229599	27.169879	34.31%	0	2006
	17.760907	20.229599	13.90%	0	2005
	13.380232	17.760907	32.74%	0	2004
	10.000000	13.380232	33.80%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.041748	16.839952	-1.18%	322	2007
	15.474834	17.041748	10.13%	322	2006
	15.053357	15.474834	2.80%	322	2005
	13.929513	15.053357	8.07%	0	2004
	10.000000	13.929513	39.30%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.020530	16.361051	8.92%	529	2007
	14.524742	15.020530	3.41%	529	2006
	13.719169	14.524742	5.87%	529	2005
	13.232915	13.719169	3.67%	0	2004
	10.000000	13.232915	32.33%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.770739	20.229163	7.77%	762	2007
	16.558844	18.770739	13.36%	762	2006
	15.541991	16.558844	6.54%	762	2005
	13.828873	15.541991	12.39%	0	2004
	10.000000	13.828873	38.29%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.098488	17.478899	2.22%	162	2007
	14.989726	17.098488	14.07%	162	2006
	14.697438	14.989726	1.99%	162	2005
	13.553279	14.697438	8.44%	162	2004
	10.000000	13.553279	35.53%	162	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.690530	19.488802	-1.02%	0	2007
	17.682705	19.690530	11.35%	0	2006
	17.006918	17.682705	3.97%	0	2005
	14.648712	17.006918	16.10%	0	2004
	10.000000	14.648712	46.49%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.989915	16.491019	-2.94%	0	2007
	14.916281	16.989915	13.90%	0	2006
	14.636444	14.916281	1.91%	0	2005
	13.334847	14.636444	9.76%	0	2004
	10.000000	13.334847	33.35%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.299100	22.185329	14.96%	0	2007
	15.866603	19.299100	21.63%	0	2006
	14.386628	15.866603	10.29%	0	2005
	12.855962	14.386628	11.91%	0	2004
	10.000000	12.855962	28.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.983115	17.221259	14.94%	0	2007
	12.306270	14.983115	21.75%	0	2006
	11.171528	12.306270	10.16%	0	2005
	10.000000	11.171528	11.72%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.034513	12.398637	-4.88%	368	2007
	11.118840	13.034513	17.23%	368	2006
	10.000000	11.118840	11.19%	368	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.038351	15.359933	17.81%	237	2007
	13.840836	13.038351	-5.80%	237	2006
	13.919802	13.840836	-0.57%	237	2005
	12.909560	13.919802	7.83%	0	2004
	10.000000	12.909560	29.10%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.692698	16.332197	-7.69%	78	2007
	15.316888	17.692698	15.51%	78	2006
	14.981210	15.316888	2.24%	0	2005
	13.457714	14.981210	11.32%	0	2004
	10.000000	13.457714	34.58%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.959238	16.267651	36.03%	668	2007
	11.265285	11.959238	6.16%	668	2006
	10.000000	11.265285	12.65%	668	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.420323	11.122866	6.74%	0	2007
	10.519787	10.420323	-0.95%	0	2006
	10.622776	10.519787	-0.97%	0	2005
	10.296831	10.622776	3.17%	0	2004
	10.000000	10.296831	2.97%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.995764	19.365387	-3.15%	0	2007
	17.924022	19.995764	11.56%	0	2006
	17.142195	17.924022	4.56%	0	2005
	14.424717	17.142195	18.84%	0	2004
	10.000000	14.424717	44.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.217239	16.598760	2.35%	568	2007
	14.436596	16.217239	12.33%	567	2006
	14.177097	14.436596	1.83%	567	2005
	13.176457	14.177097	7.59%	0	2004
	10.000000	13.176457	31.76%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.754004	15.368705	4.17%	302	2007
	13.020813	14.754004	13.31%	302	2006
	12.825585	13.020813	1.52%	302	2005
	12.552348	12.825585	2.18%	302	2004
	10.000000	12.552348	25.52%	302	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.358843	13.283718	-13.51%	0	2007
	15.215910	15.358843	0.94%	0	2006
	14.783442	15.215910	2.93%	0	2005
	13.654276	14.783442	8.27%	0	2004
	10.000000	13.654276	36.54%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.340654	14.358740	-12.13%	0	2007
	14.386794	16.340654	13.58%	0	2006
	14.082027	14.386794	2.16%	0	2005
	13.189856	14.082027	6.76%	0	2004
	10.000000	13.189856	31.90%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.012094	16.045824	6.89%	0	2007
	13.297306	15.012094	12.90%	0	2006
	13.409955	13.297306	-0.84%	0	2005
	12.840790	13.409955	4.43%	0	2004
	10.000000	12.840790	28.41%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.222237	9.817266	-3.96%	0	2007
	10.000000	10.222237	2.22%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.206056	10.460988	2.50%	82	2007
	10.072213	10.206056	1.33%	82	2006
	10.228802	10.072213	-1.53%	82	2005
	10.153985	10.228802	0.74%	0	2004
	10.000000	10.153985	1.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.381823	21.020590	14.36%	1,221	2007
	16.917788	18.381823	8.65%	1,221	2006
	14.874067	16.917788	13.74%	1,065	2005
	13.247182	14.874067	12.28%	289	2004
	10.000000	13.247182	32.47%	289	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.111623	21.455855	41.98%	0	2007
	13.289851	15.111623	13.71%	0	2006
	10.000000	13.289851	32.90%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.736161	17.510355	-1.27%	396	2007
	15.166922	17.736161	16.94%	396	2006
	14.733905	15.166922	2.94%	396	2005
	13.585494	14.733905	8.45%	123	2004
	10.000000	13.585494	35.85%	123	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.343550	11.989856	5.70%	0	2007
	10.616498	11.343550	6.85%	0	2006
	10.000000	10.616498	6.16%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.895134	12.752011	7.20%	908	2007
	10.920956	11.895134	8.92%	908	2006
	10.000000	10.920956	9.21%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.252531	13.268098	8.29%	1,635	2007
	11.127603	12.252531	10.11%	1,635	2006
	10.000000	11.127603	11.28%	1,635	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.753298	18.217002	23.48%	0	2007
	14.197474	14.753298	3.91%	0	2006
	13.801005	14.197474	2.87%	0	2005
	13.726297	13.801005	0.54%	0	2004
	10.000000	13.726297	37.26%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.465245	10.618908	1.47%	1,484	2007
	10.306501	10.465245	1.54%	1,214	2006
	10.373487	10.306501	-0.65%	0	2005
	10.211618	10.373487	1.59%	0	2004
	10.000000	10.211618	2.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.781223	24.490730	12.44%	920	2007
	19.873286	21.781223	9.60%	920	2006
	17.269816	19.873286	15.08%	848	2005
	14.208951	17.269816	21.54%	403	2004
	10.000000	14.208951	42.09%	403	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.545435	24.585786	14.11%	0	2007
	18.761820	21.545435	14.84%	0	2006
	16.198775	18.761820	15.82%	0	2005
	14.661946	16.198775	10.48%	0	2004
	10.000000	14.661946	46.62%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.561194	16.616993	14.12%	0	2007
	12.675573	14.561194	14.88%	0	2006
	10.947737	12.675573	15.78%	0	2005
	10.000000	10.947737	9.48%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.678665	21.255803	2.79%	353	2007
	18.280910	20.678665	13.12%	353	2006
	18.304064	18.280910	-0.13%	353	2005
	16.491056	18.304064	10.99%	353	2004
	10.000000	16.491056	64.91%	353	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.029684	11.156432	1.15%	0	2007
	10.000000	11.029684	10.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.278629	15.442886	-5.13%	521	2007
	14.254069	16.278629	14.20%	521	2006
	14.134191	14.254069	0.85%	521	2005
	13.060104	14.134191	8.22%	291	2004
	10.000000	13.060104	30.60%	291	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.835094	19.827870	-4.83%	0	2007
	18.266013	20.835094	14.06%	0	2006
	17.222986	18.266013	6.06%	0	2005
	14.274655	17.222986	20.65%	0	2004
	10.000000	14.274655	42.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.735858	19.742812	25.46%	0	2007
	12.591480	15.735858	24.97%	0	2006
	10.000000	12.591480	25.91%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.053671	22.571597	12.56%	0	2007
	16.934621	20.053671	18.42%	0	2006
	15.764456	16.934621	7.42%	0	2005
	13.641016	15.764456	15.57%	0	2004
	10.000000	13.641016	36.41%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.539644	16.363649	12.55%	289	2007
	12.276589	14.539644	18.43%	314	2006
	11.432056	12.276589	7.39%	0	2005
	10.000000	11.432056	14.32%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.691232	11.572459	8.24%	0	2007
	9.716638	10.691232	10.03%	0	2006
	10.000000	9.716638	-2.83%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.637813	14.662821	7.52%	0	2007
	12.667219	13.637813	7.66%	0	2006
	12.066649	12.667219	4.98%	0	2005
	11.428244	12.066649	5.59%	0	2004
	10.000000	11.428244	14.28%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.593217	22.102567	33.20%	304	2007
	15.595793	16.593217	6.40%	304	2006
	14.210111	15.595793	9.75%	304	2005
	12.354479	14.210111	15.02%	304	2004
	10.000000	12.354479	23.54%	304	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.182127	16.742841	3.47%	0	2007
	14.982396	16.182127	8.01%	0	2006
	13.853630	14.982396	8.15%	0	2005
	12.096180	13.853630	14.53%	0	2004
	10.000000	12.096180	20.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.378563	37.913251	24.80%	0	2007
	21.247375	30.378563	42.98%	0	2006
	16.515213	21.247375	28.65%	0	2005
	14.271648	16.515213	15.72%	0	2004
	10.000000	14.271648	42.72%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.817591	25.991968	24.86%	0	2007
	14.553604	20.817591	43.04%	157	2006
	11.305622	14.553604	28.73%	0	2005
	10.000000	11.305622	13.06%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.848778	10.059388	2.14%	1,553	2007
	9.693283	9.848778	1.60%	1,431	2006
	9.799698	9.693283	-1.09%	0	2005
	9.973263	9.799698	-1.74%	0	2004
	10.000000	9.973263	-0.27%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	17.748528	18.616371	4.89%	128	2007
	15.104860	17.748528	17.50%	128	2006
	14.550067	15.104860	3.81%	128	2005
	12.510661	13.293905	6.26%	606	2004
	10.000000	12.510661	25.11%	606	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.135769	15.299788	8.23%	913	2007
	13.510394	14.135769	4.63%	913	2006
	13.293905	13.510394	1.63%	913	2005
	12.996280	14.550067	11.96%	128	2004
	10.000000	12.996280	29.96%	128	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.093196	14.789516	-2.01%	0	2007
	14.706822	15.093196	2.63%	0	2006
	14.658058	14.706822	0.33%	0	2005
	13.437805	14.658058	9.08%	0	2004
	10.000000	13.437805	34.38%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.909343	13.995445	0.62%	621	2007
	11.554870	13.909343	20.38%	678	2006
	10.000000	11.554870	15.55%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.382550	20.707481	19.13%	0	2007
	15.573531	17.382550	11.62%	0	2006
	14.081263	15.573531	10.60%	0	2005
	12.446564	14.081263	13.13%	0	2004
	10.000000	12.446564	24.47%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.404926	12.462294	0.46%	51	2007
	11.468083	12.404926	8.17%	51	2006
	10.000000	11.468083	14.68%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.848778	10.059388	2.14%	1,553	2007
	9.693283	9.848778	1.60%	1,431	2006
	9.799698	9.693283	-1.09%	0	2005
	12.167407	13.438688	10.45%	0	2004
	10.000000	12.167407	21.67%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.381253	10.741863	3.47%	0	2007
	10.000000	10.381253	3.81%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.363484	10.404322	0.39%	0	2007
	10.000000	10.363484	3.63%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.661625	11.886736	11.49%	0	2007
	10.000000	10.661625	6.62%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.191841	11.117858	9.09%	0	2007
	10.000000	10.191841	1.92%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.726268	-2.74%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.665903	13.740053	0.54%	0	2007
	12.671637	13.665903	7.85%	0	2006
	12.693490	12.671637	-0.17%	0	2005
	11.824955	12.693490	7.34%	0	2004
	10.000000	11.824955	18.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.178219	11.242528	0.58%	0	2007
	10.365378	11.178219	7.84%	0	2006
	10.000000	10.365378	3.65%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	33.326894	47.172587	41.55%	0	2007
	25.073374	33.326894	32.92%	0	2006
	19.431581	25.073374	29.03%	0	2005
	16.547807	19.431581	17.43%	0	2004
	10.000000	16.547807	65.48%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.058040	28.441732	41.80%	0	2007
	15.063949	20.058040	33.15%	0	2006
	11.660535	15.063949	29.19%	0	2005
	10.000000	11.660535	16.61%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.594511	25.275023	17.04%	0	2007
	16.126549	21.594511	33.91%	0	2006
	15.575130	16.126549	3.54%	0	2005
	12.329837	51.575130	26.32%	0	2004
	10.000000	12.329837	23.30%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.032915	20.214886	-3.89%	0	2007
	17.962887	21.032915	17.09%	0	2006
	16.628477	17.962887	8.02%	0	2005
	12.122409	16.628477	17.75%	0	2004
	10.000000	12.122409	41.22%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.190562	10.645636	4.47%	1,350	2007
	10.113215	10.190562	0.76%	1,244	2006
	10.044005	10.113215	0.69%	0	2005
	9.976093	10.044005	0.68%	0	2004
	10.000000	9.976093	-0.24%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.168048	16.698003	10.09%	0	2007
	15.186370	15.168048	-0.12%	0	2006
	14.395965	15.186370	5.49%	0	2005
	13.726626	14.395965	4.88%	0	2004
	10.000000	13.726626	37.27%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.306395	11.351218	10.14%	0	2007
	10.320503	10.306395	-0.14%	0	2006
	9.779094	10.320503	5.54%	0	2005
	10.000000	9.779094	-2.21%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.780316	11.496066	6.64%	0	2007
	10.000000	10.780316	7.80%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.332780	11.642456	2.73%	0	2007
	10.947718	11.332780	3.52%	0	2006
	10.868245	10.947718	0.73%	0	2005
	10.651358	10.868245	2.04%	0	2004
	10.000000	10.651358	6.51%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.785464	13.194470	3.20%	1,586	2007
	12.093727	12.785464	5.72%	1,586	2006
	11.870421	12.093727	1.88%	1,586	2005
	11.361390	11.870421	4.48%	1,586	2004
	10.000000	11.361390	13.61%	1,586	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.437916	14.871618	3.00%	66,620	2007
	13.297396	14.437916	8.58%	66,620	2006
	12.945518	13.297396	2.72%	66,620	2005
	12.121480	12.945518	6.80%	0	2004
	10.000000	12.121480	21.21%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.504527	17.079278	3.48%	22,263	2007
	14.777716	16.504527	11.69%	22,263	2006
	14.154468	14.777716	4.40%	21,597	2005
	12.951129	14.154468	9.29%	0	2004
	10.000000	12.951129	29.51%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.154523	18.752730	3.30%	29,456	2007
	15.931321	18.154523	13.95%	29,456	2006
	15.137915	15.931321	5.24%	29,456	2005
	13.616107	15.137915	11.18%	0	2004
	10.000000	13.616107	36.16%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.030407	16.991659	6.00%	434	2007
	14.994173	16.030407	6.91%	461	2006
	14.030554	14.994173	6.87%	0	2005
	12.490228	14.030554	12.33%	0	2004
	10.000000	12.490228	24.90%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.767658	19.679065	4.86%	325	2007
	17.515423	18.767658	7.15%	324	2006
	16.024317	17.515423	9.31%	324	2005
	14.201002	16.024317	12.84%	273	2004
	10.000000	14.201002	42.01%	273	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.853333	10.066041	2.16%	311	2007
	9.667326	9.853333	1.92%	287	2006
	9.656870	9.667326	0.11%	0	2005
	9.824766	9.656870	-1.71%	0	2004
	10.000000	9.824766	-1.75%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.804475	20.830786	0.13%	0	2007
	17.431305	20.804475	19.35%	0	2006
	15.992068	17.431305	9.00%	0	2005
	13.668336	15.992068	17.00%	0	2004
	10.000000	13.668336	36.68%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.826735	14.844018	0.12%	498	2007
	12.422369	14.826735	19.36%	405	2006
	11.395221	12.422369	9.01%	0	2005
	10.000000	11.395221	13.95%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	15.872015	16.943088	6.75%	0	2007
	15.806129	15.872015	0.42%	0	2006
	15.046204	15.806129	5.05%	0	2005
	13.636241	15.046204	10.34%	0	2004
	10.000000	13.636241	36.36%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.648088	19.578133	-9.56%	0	2007
	18.960047	21.648088	14.18%	0	2006
	18.918543	18.960047	0.22%	0	2005
	16.584685	18.918543	14.07%	0	2004
	10.000000	16.584685	65.85%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.036196	19.902575	-0.67%	145	2007
	18.387630	20.036196	8.97%	153	2006
	16.836188	18.387630	9.21%	0	2005
	14.537072	16.836188	15.82%	0	2004
	10.000000	14.537072	45.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.051475	16.883208	5.18%	882	2007
	14.516509	16.051475	10.57%	933	2006
	13.908480	14.516509	4.37%	0	2005
	13.023406	13.908480	6.80%	0	2004
	10.000000	13.023406	30.23%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.056147	18.783196	16.98%	0	2007
	14.878177	16.056147	7.92%	0	2006
	15.377810	14.878177	-3.25%	0	2005
	15.160681	15.377810	1.43%	0	2004
	10.000000	15.160681	51.61%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.309771	13.220363	16.89%	0	2007
	10.430918	11.309771	8.43%	0	2006
	10.781201	10.430918	-3.25%	0	2005
	10.000000	10.781201	7.81%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.101485	20.358976	19.05%	0	2007
	17.627922	17.101485	-2.99%	0	2006
	16.185022	17.627922	8.92%	0	2005
	14.808298	16.185022	9.30%	0	2004
	10.000000	14.808298	48.08%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.615270	16.724821	-5.05%	1,411	2007
	15.633146	17.615270	12.68%	1,485	2006
	15.423379	15.633146	1.36%	810	2005
	13.510397	15.423379	14.16%	285	2004
	10.000000	13.510397	35.10%	285	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.452544	11.681086	2.00%	0	2007
	11.203322	11.452544	2.22%	0	2006
	11.244639	11.203322	-0.37%	0	2005
	10.825594	11.244639	3.87%	0	2004
	10.000000	10.825594	8.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.101717	16.762542	11.00%	0	2007
	14.383063	15.101717	5.00%	0	2006
	14.066772	14.383063	2.25%	0	2005
	13.532144	14.066772	3.95%	0	2004
	10.000000	13.532144	35.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	22.134009	22.889842	3.41%	0	2007
	19.341502	22.134009	14.44%	0	2006
	17.390723	19.341502	11.22%	0	2005
	10.000000	11.448989	14.49%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	13.471187	13.071001	-2.97%	0	2007
	12.648632	13.471187	6.50%	0	2006
	12.717075	12.648632	-0.54%	0	2005
	15.003950	17.390723	15.91%	0	2004
	10.000000	15.003950	50.04%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.486937	-5.13%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.471187	13.071001	-2.97%	0	2007
	12.648632	13.471187	6.50%	0	2006
	12.717075	12.648632	-0.54%	0	2005
	11.995661	12.717075	6.01%	0	2004
	10.000000	11.995661	19.96%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	15.956906	16.201647	1.53%	1,800	2007
	14.260271	15.956906	11.90%	1,929	2006
	13.830819	14.260271	3.11%	994	2005
	12.996768	13.830819	6.42%	127	2004
	10.000000	12.996768	29.97%	127	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	20.817957	20.012111	-3.87%	143	2007
	18.620810	20.817957	11.80%	146	2006
	17.405765	18.620810	6.98%	0	2005
	14.978953	17.405765	16.20%	0	2004
	10.000000	14.978953	49.79%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.348424	14.058970	-8.40%	0	2007
	13.580075	15.348424	13.02%	0	2006
	13.235273	13.580075	2.61%	0	2005
	12.217048	13.235273	8.33%	0	2004
	10.000000	12.217048	22.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.424187	20.520325	5.64%	0	2007
	15.597228	19.424187	24.54%	0	2006
	14.256956	15.597228	9.40%	0	2005
	12.584302	14.256956	13.29%	0	2004
	10.000000	12.584302	25.84%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.646107	13.008807	2.87%	0	2007
	12.300885	12.646107	2.81%	0	2006
	11.935860	12.300885	3.06%	0	2005
	11.655293	11.935860	2.41%	0	2004
	10.000000	11.655293	16.55%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.861450	13.007515	9.66%	311	2007
	11.126744	11.861450	6.60%	80	2006
	10.000000	11.126744	11.27%	80	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.101091	12.154356	0.44%	1,161	2007
	10.459894	12.101091	15.69%	1,161	2006
	10.000000	10.459894	4.60%	1,161	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.101791	10.362703	2.58%	0	2007
	9.959178	10.101791	1.43%	0	2006
	10.000000	9.959178	-0.41%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.430297	10.698770	2.57%	1,807	2007
	10.329181	10.430297	0.98%	1,723	2006
	10.192334	10.329181	1.34%	776	2005
	10.044557	10.192334	1.47%	0	2004
	10.000000	10.044557	0.45%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.794128	16.381783	3.72%	0	2007
	14.618624	15.794128	8.04%	0	2006
	13.369832	14.618624	9.34%	0	2005
	12.457054	13.369832	7.33%	0	2004
	10.000000	12.457054	24.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.114345	21.866838	-19.35%	0	2007
	20.198573	27.114345	34.24%	0	2006
	17.742725	20.198573	13.84%	0	2005
	13.373387	17.742725	32.67%	0	2004
	10.000000	13.373387	33.73%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.007946	16.797888	-1.24%	0	2007
	15.452043	17.007946	10.07%	0	2006
	15.038878	15.452043	2.75%	0	2005
	13.923259	15.038878	8.01%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.990766	16.320214	8.87%	0	2007
	14.503375	14.990766	3.36%	0	2006
	13.705989	14.503375	5.82%	0	2005
	13.226979	13.705989	3.62%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.733504	20.178627	7.71%	0	2007
	16.534458	18.733504	13.30%	0	2006
	15.527047	16.534458	6.49%	0	2005
	13.822665	15.527047	12.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.064599	17.435268	2.17%	0	2007
	14.967672	17.064599	14.01%	0	2006
	14.683317	14.967672	1.94%	0	2005
	13.547207	14.683317	8.39%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.651496	19.440140	-1.08%	0	2007
	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.956218	16.449826	-2.99%	0	2007
	14.894305	16.956218	13.84%	0	2006
	14.622353	14.894305	1.86%	0	2005
	13.328855	14.622353	9.70%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.260860	22.129970	14.90%	0	2007
	15.843252	19.260860	21.57%	0	2006
	14.372789	15.843252	10.23%	0	2005
	12.850187	14.372789	11.85%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.962699	17.188937	14.88%	0	2007
	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.023425	12.381706	-4.93%	0	2007
	11.115071	13.023425	17.17%	0	2006
	10.000000	11.115071	11.15%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.012490	15.321568	17.75%	1,207	2007
	13.820457	13.012490	-5.85%	1,207	2006
	13.906425	13.820457	-0.62%	1,207	2005
	12.903764	13.906425	7.77%	1,207	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.657614	16.291406	-7.74%	0	2007
	15.294325	17.657614	15.45%	0	2006
	14.966790	15.294325	2.19%	0	2005
	13.451657	14.966790	11.26%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.949060	16.245426	35.96%	0	2007
	11.261458	11.949060	6.11%	0	2006
	10.000000	11.261458	12.61%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.398993	11.094373	6.69%	143	2007
	10.503624	10.398993	-1.00%	143	2006
	10.611882	10.503624	-1.02%	143	2005
	10.291552	10.611882	3.11%	155	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.956117	19.317027	-3.20%	0	2007
	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.185093	16.557317	2.30%	488	2007
	14.415353	16.185093	12.28%	488	2006
	14.163472	14.415353	1.78%	488	2005
	13.170537	14.163472	7.54%	488	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.724740	15.330307	4.11%	0	2007
	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.328402	13.250549	-13.56%	0	2007
	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.308257	14.322866	-12.17%	0	2007
	14.365614	16.308257	13.52%	0	2006
	14.068483	14.365614	2.11%	0	2005
	13.183936	14.068483	6.71%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.982308	16.005727	6.83%	0	2007
	13.277713	14.982308	12.84%	0	2006
	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.218765	9.808873	-4.01%	0	2007
	10.000000	10.218765	2.19%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.185796	10.434843	2.45%	0	2007
	10.057359	10.185796	1.28%	0	2006
	10.218953	10.057359	-1.58%	0	2005
	10.149419	10.218953	0.69%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.345383	20.968125	14.30%	5,937	2007
	16.892886	18.345383	8.60%	6,115	2006
	14.859757	16.892886	13.68%	6,119	2005
	13.241238	14.859757	12.22%	104	2004

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.098789	21.426574	41.91%	0	2007
	13.285355	15.098789	13.65%	0	2006
	10.000000	13.285355	32.85%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.700989	17.466611	-1.32%	1,165	2007
	15.144591	17.700989	16.88%	1,165	2006
	14.719744	15.144591	2.89%	1,165	2005
	13.579393	14.719744	8.40%	1,165	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.333906	11.973480	5.64%	0	2007
	10.612895	11.333906	6.79%	0	2006
	10.000000	10.612895	6.13%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.885019	12.734608	7.15%	0	2007
	10.917246	11.885019	8.86%	0	2006
	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.242110	13.249973	8.23%	0	2007
	11.123821	12.242110	10.05%	0	2006
	10.000000	11.123821	11.24%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.724045	18.171520	23.41%	0	2007
	14.176563	14.724045	3.86%	0	2006
	13.787725	14.176563	2.82%	0	2005
	13.720126	13.787725	0.49%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.444489	10.592391	1.42%	0	2007
	10.291329	10.444489	1.49%	0	2006
	10.363516	10.291329	-0.70%	0	2005
	10.207031	10.363516	1.53%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.738032	24.429564	12.38%	5,674	2007
	19.844027	21.738032	9.54%	5,841	2006
	17.253206	19.844027	15.02%	5,936	2005
	14.202577	17.253206	21.48%	794	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.502713	24.524388	14.05%	0	2007
	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.541388	16.585835	14.06%	0	2007
	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.637677	21.202732	2.74%	286	2007
	18.254014	20.637677	13.06%	286	2006
	18.286473	18.254014	-0.18%	286	2005
	16.483660	18.286473	10.94%	286	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.025935	11.146886	1.10%	0	2007
	10.000000	11.025935	10.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.246329	15.404295	-5.18%	109	2007
	14.233070	16.246329	14.14%	109	2006
	14.120595	14.233070	0.80%	109	2005
	13.054225	14.120595	8.17%	119	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.793799	19.778357	-4.88%	0	2007
	18.239133	20.793799	14.01%	0	2006
	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.722482	19.715874	25.40%	0	2007
	12.587209	15.722482	24.91%	0	2006
	10.000000	12.587209	25.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.013904	22.515223	12.50%	0	2007
	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.519847	16.332946	12.49%	0	2007
	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.682130	11.556646	8.19%	0	2007
	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.610743	14.626158	7.46%	0	2007
	12.648544	13.610743	7.61%	0	2006
	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.560361	22.047442	33.13%	0	2007
	15.572875	16.560361	6.34%	0	2006
	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.151760	16.702797	3.41%	0	2007
	14.961936	16.151760	7.95%	0	2006
	13.841789	14.961936	8.09%	0	2005
	12.092041	13.841789	14.47%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.318342	37.818595	24.74%	0	2007
	21.216096	30.318342	42.90%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.789262	25.943210	24.79%	0	2007
	14.541237	20.789262	42.97%	0	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.829228	10.034249	2.09%	0	2007
	9.679002	9.829228	1.55%	0	2006
	9.790262	9.679002	-1.14%	0	2005
	9.968772	9.790262	-1.79%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.107738	15.261575	8.18%	0	2007
	13.490499	14.107738	4.58%	0	2006
	13.281117	13.490499	1.58%	0	2005
	12.505036	13.281117	6.21%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.713360	18.569909	4.84%	6,504	2007
	15.082636	17.713360	17.44%	6,265	2006
	14.536075	15.082636	3.76%	6,551	2005
	12.990444	14.536075	11.90%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.063279	14.752589	-2.06%	0	2007
	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.897501	13.976321	0.57%	0	2007
	11.550946	13.897501	20.31%	0	2006
	10.000000	11.550946	15.51%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.346999	20.654475	19.07%	0	2007
	15.549628	17.346999	11.56%	0	2006
	14.066830	15.549628	10.54%	0	2005
	12.440193	14.066830	13.08%	0	2004

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.394383	12.445278	0.41%	0	2007
	11.464191	12.394383	8.11%	0	2006
	10.000000	11.464191	14.64%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.494930	16.247159	4.85%	114	2007
	13.983136	15.494930	10.81%	114	2006
	13.427203	13.983136	4.14%	114	2005
	12.163238	13.427203	10.39%	114	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.377716	10.732657	3.42%	0	2007
	10.000000	10.377716	3.78%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359960	10.395406	0.34%	0	2007
	10.000000	10.359960	3.60%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.658003	11.876563	11.43%	0	2007
	10.000000	10.658003	6.58%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.188370	11.108347	9.03%	0	2007
	10.000000	10.188370	1.88%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.722931	-2.77%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.638790	13.705729	0.49%	0	2007
	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.168702	11.227166	0.52%	0	2007
	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	33.260826	47.054817	41.47%	0	2007
	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.030764	28.388430	41.72%	0	2007
	15.051156	20.030764	33.08%	0	2006
	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.551679	25.211899	16.98%	0	2007
	16.102783	21.551679	33.84%	0	2006
	15.560145	16.102783	3.49%	0	2005
	12.324285	15.560145	26.26%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.991241	20.164422	-3.94%	0	2007
	17.936467	20.991241	17.03%	0	2006
	16.612510	17.936467	7.97%	0	2005
	14.116084	16.612510	17.68%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.170346	10.619040	4.41%	0	2007
	10.098317	10.170346	0.71%	0	2006
	10.034351	10.098317	0.64%	0	2005
	9.971617	10.034351	0.63%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.137950	16.656286	10.03%	0	2007
	15.163992	15.137950	-0.17%	0	2006
	14.382099	15.163992	5.44%	0	2005
	13.720458	14.382099	4.82%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.292380	11.329944	10.08%	0	2007
	10.311740	10.292380	-0.19%	0	2006
	9.775780	10.311740	5.48%	0	2005
	10.000000	9.775780	-2.24%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.776649	11.486226	6.58%	0	2007
	10.000000	10.776649	7.77%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.310306	11.613381	2.68%	0	2007
	10.931599	11.310306	3.46%	0	2006
	10.857791	10.931599	0.68%	0	2005
	10.646571	10.857791	1.98%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.760116	13.161523	3.15%	2,560	2007
	12.075916	12.760116	5.67%	2,560	2006
	11.859009	12.075916	1.83%	2,560	2005
	11.356286	11.859009	4.43%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.409293	14.834493	2.95%	70,240	2007
	13.277824	14.409293	8.52%	70,492	2006
	12.933076	13.277824	2.67%	70,492	2005
	12.116049	12.933076	6.74%	62,089	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.471815	17.036643	3.43%	2,044	2007
	14.755964	16.471815	11.63%	2,125	2006
	14.140874	14.755964	4.35%	4,589	2005
	12.945322	14.140874	9.24%	4,962	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.118493	18.705868	3.24%	9,643	2007
	15.907856	18.118493	13.90%	10,358	2006
	15.123351	15.907856	5.19%	10,358	2005
	13.609991	15.123351	11.12%	10,358	2004

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.000337	16.951032	5.94%	0	2007
	14.973706	16.000337	6.86%	0	2006
	14.018561	14.973706	6.81%	0	2005
	12.485956	14.018561	12.27%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.730452	19.629907	4.80%	6,041	2007
	17.489639	18.730452	7.09%	5,768	2006
	16.008905	17.489639	9.25%	5,815	2005
	14.194622	16.008905	12.78%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.833599	10.040699	2.11%	0	2007
	9.652899	9.833599	1.87%	0	2006
	9.647389	9.652899	0.06%	0	2005
	9.820156	9.647389	-1.76%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.765452	20.780992	0.07%	0	2007
	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.806572	14.816179	0.06%	0	2007
	12.411825	14.806572	19.29%	0	2006
	11.391374	12.411825	8.96%	0	2005
	10.000000	11.391374	13.91%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	15.840536	16.900776	6.69%	0	2007
	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.605189	19.529246	-9.61%	0	2007
	18.932150	21.605189	14.12%	0	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.996473	19.852863	-0.72%	0	2007
	18.360569	19.996473	8.91%	0	2006
	16.820009	18.360569	9.16%	0	2005
	14.530553	16.820009	15.76%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.019638	16.841033	5.13%	0	2007
	14.495128	16.019638	10.52%	0	2006
	13.895106	14.495128	4.32%	0	2005
	13.017569	13.895106	6.74%	0	2004

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.024301	18.736274	16.92%	0	2007
	14.856267	16.024301	7.86%	0	2006
	15.363022	14.856267	-3.30%	0	2005
	15.153885	15.363022	1.38%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.294372	13.195562	16.83%	0	2007
	10.422060	11.294372	8.37%	0	2006
	10.777554	10.422060	-3.30%	0	2005
	10.000000	10.777554	7.78%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.067581	20.308142	18.99%	6,186	2007
	17.601984	17.067581	-3.04%	6,289	2006
	16.169473	17.601984	8.86%	5,820	2005
	14.801656	16.169473	9.24%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.580325	16.683031	-5.10%	1,095	2007
	15.610111	17.580325	12.62%	1,095	2006
	15.408536	15.610111	1.31%	1,095	2005
	13.504333	15.408536	14.10%	1,095	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.429808	11.651891	1.94%	0	2007
	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.071748	16.720649	10.94%	0	2007
	14.361868	15.071748	4.94%	0	2006
	14.053233	14.361868	2.20%	0	2005
	13.526067	14.053233	3.90%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.090135	22.832692	3.36%	0	2007
	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.483683	-5.16%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.444489	13.038375	-3.02%	0	2007
	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	15.925256	16.161175	1.48%	0	2007
	14.239272	15.925256	11.84%	0	2006
	13.817518	14.239272	3.05%	0	2005
	12.990931	13.817518	6.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	20.776676	19.962121	-3.92%	0	2007
	18.593399	20.776676	11.74%	0	2006
	17.389038	18.593399	6.93%	0	2005
	14.972238	17.389038	16.14%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.319613	14.025334	-8.45%	0	2007
	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.387774	20.471301	5.59%	0	2007
	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580004	14.244793	13.23%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.622358	12.977688	2.82%	0	2007
	12.284060	12.622358	2.75%	0	2006
	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.851344	12.989732	9.61%	0	2007
	11.122956	11.851344	6.55%	0	2006
	10.000000	11.122956	11.23%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.090814	12.137763	0.39%	0	2007
	10.456343	12.090814	15.63%	0	2006
	10.000000	10.456343	4.56%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.093189	10.348539	2.53%	0	2007
	9.955790	10.093189	1.38%	0	2006
	10.000000	9.955790	-0.44%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.410732	10.673210	2.52%	0	2007
	10.315071	10.410732	0.93%	0	2006
	10.183615	10.315071	1.29%	0	2005
	10.041112	10.183615	1.42%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.761797	16.339813	3.67%	0	2007
	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.058923	21.810876	-19.39%	0	2007
	20.167579	27.058923	34.17%	0	2006
	17.724561	20.167579	13.78%	0	2005
	13.366536	17.724561	32.60%	0	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.974205	16.755907	-1.29%	0	2007
	15.429286	16.974205	10.01%	0	2006
	15.024408	15.429286	2.69%	0	2005
	13.916999	15.024408	7.96%	0	2004
	10.000000	13.916999	39.17%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.961038	16.279450	8.81%	2,941	2007
	14.482021	14.961038	3.31%	2,941	2006
	13.692808	14.482021	5.76%	2,941	2005
	13.221044	13.692808	3.57%	2,941	2004
	10.000000	13.221044	32.21%	2,941	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.696346	20.128206	7.66%	352	2007
	16.510103	18.696346	13.24%	352	2006
	15.512106	16.510103	6.43%	352	2005
	13.816459	15.512106	12.27%	352	2004
	10.000000	13.816459	38.16%	352	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.030758	17.391707	2.12%	1,610	2007
	14.945638	17.030758	13.95%	1,610	2006
	14.669210	14.945638	1.88%	1,610	2005
	13.541122	14.669210	8.33%	1,610	2004
	10.000000	13.541122	35.41%	1,610	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.612536	19.391590	-1.13%	0	2007
	17.630699	19.612536	11.24%	0	2006
	16.974250	17.630699	3.87%	0	2005
	14.635577	16.974250	15.98%	0	2004
	10.000000	14.635577	46.36%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.922598	16.408735	-3.04%	2,006	2007
	14.872381	16.922598	13.79%	2,006	2006
	14.608293	14.872381	1.81%	2,006	2005
	13.322861	14.608293	9.65%	2,006	2004
	10.000000	13.322861	33.23%	2,006	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.222669	22.074698	14.84%	0	2007
	15.819936	19.222669	21.51%	0	2006
	14.358978	15.819936	10.17%	0	2005
	12.844425	14.358978	11.79%	0	2004
	10.000000	12.844425	28.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.942334	17.156684	14.82%	0	2007
	12.285345	14.942334	21.63%	0	2006
	11.163954	12.285345	10.04%	0	2005
	10.000000	11.163954	11.64%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.012340	12.364782	-4.98%	0	2007
	11.111284	13.012340	17.11%	0	2006
	10.000000	11.111284	11.11%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.986662	15.283260	17.68%	0	2007
	13.800091	12.986662	-5.89%	0	2006
	13.893039	13.800091	-0.67%	0	2005
	12.897964	13.893039	7.71%	0	2004
	10.000000	12.897964	28.98%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.622589	16.250699	-7.78%	0	2007
	15.271808	17.622589	15.39%	0	2006
	14.952404	15.271808	2.14%	0	2005
	13.445624	14.952404	11.21%	0	2004
	10.000000	13.445624	34.46%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.938875	16.223222	35.89%	0	2007
	11.257628	11.938875	6.05%	0	2006
	10.000000	11.257628	12.58%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.377693	11.065938	6.63%	0	2007
	10.487479	10.377693	-1.05%	0	2006
	10.600995	10.487479	-1.07%	0	2005
	10.286270	10.600995	3.06%	0	2004
	10.000000	10.286270	2.86%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.916540	19.268764	-3.25%	0	2007
	17.871283	19.916540	11.44%	0	2006
	17.109251	17.871283	4.45%	0	2005
	14.411767	17.109251	18.72%	0	2004
	10.000000	14.411767	44.12%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.152986	16.515936	2.25%	0	2007
	14.394124	16.152986	12.22%	0	2006
	14.149850	14.394124	1.73%	0	2005
	13.164627	14.149850	7.48%	0	2004
	10.000000	13.164627	31.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.695545	15.292022	4.06%	0	2007
	12.982487	14.695545	13.20%	0	2006
	12.800921	12.982487	1.42%	0	2005
	12.541065	12.800921	2.07%	0	2004
	10.000000	12.541065	25.41%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.297967	13.217414	-13.60%	0	2007
	15.171124	15.297967	0.84%	0	2006
	14.755012	15.171124	2.82%	0	2005
	13.642013	14.755012	8.16%	0	2004
	10.000000	13.642013	36.42%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.275911	14.287096	-12.22%	0	2007
	14.344457	16.275911	13.46%	0	2006
	14.054952	14.344457	2.06%	0	2005
	13.178007	14.054952	6.65%	0	2004
	10.000000	13.178007	31.78%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.952587	15.965735	6.78%	0	2007
	13.258156	14.952587	12.78%	0	2006
	13.384155	13.258156	-0.94%	0	2005
	12.829245	13.384155	4.33%	0	2004
	10.000000	12.829245	28.29%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.215291	9.800467	-4.06%	0	2007
	10.000000	10.215291	2.15%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.165556	10.408726	2.39%	0	2007
	10.042521	10.165556	1.23%	0	2006
	10.209113	10.042521	-1.63%	0	2005
	10.144849	10.209113	0.63%	0	2004
	10.000000	10.144849	1.45%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.309025	20.915771	14.24%	0	2007
	16.868044	18.309025	8.54%	0	2006
	14.845495	16.868044	13.62%	0	2005
	13.235298	14.845495	12.17%	0	2004
	10.000000	13.235298	32.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.085922	21.397269	41.84%	0	2007
	13.280835	15.085922	13.59%	0	2006
	10.000000	13.280835	32.81%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.665851	17.422948	-1.37%	0	2007
	15.122257	17.665851	16.82%	0	2006
	14.705555	15.122257	2.83%	0	2005
	13.573275	14.705555	8.34%	0	2004
	10.000000	13.573275	35.73%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.324246	11.957115	5.59%	0	2007
	10.609283	11.324246	6.74%	0	2006
	10.000000	10.609283	6.09%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.874893	12.717185	7.09%	0	2007
	10.913537	11.874893	8.81%	0	2006
	10.000000	10.913537	9.14%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.231694	13.231866	8.18%	0	2007
	11.120041	12.231694	10.00%	0	2006
	10.000000	11.120041	11.20%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.694842	18.126134	23.35%	0	2007
	14.155702	14.694842	3.81%	0	2006
	13.774476	14.155702	2.77%	0	2005
	13.713975	13.774476	0.44%	0	2004
	10.000000	13.713975	37.14%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.423767	10.565928	1.36%	0	2007
	10.276160	10.423767	1.44%	0	2006
	10.353540	10.276160	-0.75%	0	2005
	10.202435	10.353540	1.48%	0	2004
	10.000000	10.202435	2.02%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.694933	24.368547	12.32%	0	2007
	19.814822	21.694933	9.49%	0	2006
	17.236623	19.814822	14.96%	0	2005
	14.196193	17.236623	21.42%	0	2004
	10.000000	14.196193	41.96%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.460084	24.463153	13.99%	0	2007
	18.706629	21.460084	14.72%	0	2006
	16.167649	18.706629	15.70%	0	2005
	14.648789	16.167649	10.37%	0	2004
	10.000000	14.648789	46.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.521578	16.554692	14.00%	0	2007
	12.654015	14.521578	14.76%	0	2006
	10.940303	12.654015	15.66%	0	2005
	10.000000	10.940303	9.40%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.596731	21.149754	2.69%	0	2007
	18.227113	20.596731	13.00%	0	2006
	18.268884	18.227113	-0.23%	0	2005
	16.476260	18.268884	10.88%	0	2004
	10.000000	16.476260	64.76%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.022190	11.137362	1.04%	0	2007
	10.000000	11.022190	10.22%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.214108	15.365816	-5.23%	0	2007
	14.212107	16.214108	14.09%	0	2006
	14.107001	14.212107	0.75%	0	2005
	13.048361	14.107001	8.11%	0	2004
	10.000000	13.048361	30.48%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.752566	19.728948	-4.93%	0	2007
	18.212285	20.752566	13.95%	0	2006
	17.189899	18.212285	5.95%	0	2005
	14.261855	17.189899	20.53%	0	2004
	10.000000	14.261855	42.62%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.709099	19.688930	25.33%	0	2007
	12.582925	15.709099	24.84%	0	2006
	10.000000	12.582925	25.83%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.974229	22.458993	12.44%	0	2007
	16.884796	19.974229	18.30%	0	2006
	15.734158	16.884796	7.31%	0	2005
	13.628768	15.734158	15.45%	0	2004
	10.000000	13.628768	36.29%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.500085	16.302306	12.43%	0	2007
	12.255715	14.500085	18.31%	0	2006
	11.424307	12.255715	7.28%	0	2005
	10.000000	11.424307	14.24%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.673039	11.540855	8.13%	0	2007
	9.710022	10.673039	9.92%	0	2006
	10.000000	9.710022	-2.90%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.583739	14.589620	7.41%	0	2007
	12.629911	13.583739	7.55%	0	2006
	12.043434	12.629911	4.87%	0	2005
	11.417969	12.043434	5.48%	0	2004
	10.000000	11.417969	14.18%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.527481	21.992318	33.07%	385	2007
	15.549907	16.527481	6.29%	385	2006
	14.182804	15.549907	9.64%	385	2005
	12.343389	14.182804	14.90%	385	2004
	10.000000	12.343389	23.43%	385	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.121459	16.662866	3.36%	0	2007
	14.941501	16.121459	7.90%	0	2006
	13.829948	14.941501	8.04%	0	2005
	12.087900	13.829948	14.41%	0	2004
	10.000000	12.087900	20.88%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.258284	37.724227	24.67%	0	2007
	21.184904	30.258284	42.83%	0	2006
	16.483483	21.184904	28.52%	0	2005
	14.258843	16.483483	15.60%	0	2004
	10.000000	14.258843	42.59%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.760964	25.894541	24.73%	0	2007
	14.528869	20.760964	42.89%	0	2006
	11.297946	14.528869	28.60%	0	2005
	10.000000	11.297946	12.98%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.809727	10.009175	2.03%	0	2007
	9.664745	9.809727	1.50%	0	2006
	9.780856	9.664745	-1.19%	0	2005
	9.964302	9.780856	-1.84%	0	2004
	10.000000	9.964302	-0.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.079754	15.223442	8.12%	0	2007
	13.470636	14.079754	4.52%	0	2006
	13.268354	13.470636	1.52%	0	2005
	12.499430	13.268354	6.15%	0	2004
	10.000000	12.499430	24.99%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.678233	18.523527	4.78%	0	2007
	15.060428	17.678233	17.38%	0	2006
	14.522098	15.060428	3.71%	0	2005
	12.984608	14.522098	11.84%	0	2004
	10.000000	12.984608	29.85%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.033407	14.715730	-2.11%	0	2007
	14.663563	15.033407	2.52%	0	2006
	14.629891	14.663563	0.23%	0	2005
	13.425742	14.629891	8.97%	0	2004
	10.000000	13.425742	34.26%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.885664	13.957214	0.52%	0	2007
	11.547015	13.885664	20.25%	0	2006
	10.000000	11.547015	15.47%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.311467	20.601540	19.01%	0	2007
	15.525726	17.311467	11.50%	0	2006
	14.052396	15.525726	10.48%	0	2005
	12.433807	14.052396	13.02%	0	2004
	10.000000	12.433807	24.34%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.383823	12.428258	0.36%	0	2007
	11.460293	12.383823	8.06%	0	2006
	10.000000	11.460293	14.60%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.465846	16.208287	4.80%	0	2007
	13.964028	15.465846	10.75%	0	2006
	13.415718	13.964028	4.09%	0	2005
	12.159070	13.415718	10.34%	0	2004
	10.000000	12.159070	21.59%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.374193	10.723491	3.37%	0	2007
	10.000000	10.374193	3.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.356442	10.386521	0.29%	0	2007
	10.000000	10.356442	3.56%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.654381	11.866415	11.38%	0	2007
	10.000000	10.654381	6.54%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.184907	11.098840	8.97%	0	2007
	10.000000	10.184907	1.85%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.719606	-2.80%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.611774	13.671531	0.44%	0	2007
	12.634353	13.611774	7.74%	0	2006
	12.669092	12.634353	-0.27%	0	2005
	11.814339	12.669092	7.23%	0	2004
	10.000000	11.814339	18.14%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.159194	11.211828	0.47%	0	2007
	10.358332	11.159194	7.73%	0	2006
	10.000000	10.358332	3.58%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	33.194913	46.937362	41.40%	0	2007
	24.999639	33.194913	32.78%	0	2006
	19.394248	24.999639	28.90%	0	2005
	16.532966	19.394248	17.31%	0	2004
	10.000000	16.532966	65.33%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.003497	28.335167	41.65%	0	2007
	15.038360	20.003497	33.02%	0	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.508956	25.148950	16.92%	0	2007
	16.079083	21.508956	33.77%	0	2006
	15.545191	16.079083	3.43%	0	2005
	12.318756	15.545191	26.19%	0	2004
	10.000000	12.318756	23.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.949601	20.114040	-3.99%	0	2007
	17.910048	20.949601	16.97%	0	2006
	16.596528	17.910048	7.91%	0	2005
	14.109736	16.596528	17.62%	0	2004
	10.000000	14.109736	41.10%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.150136	10.592482	4.36%	0	2007
	10.083411	10.150136	0.66%	0	2006
	10.024669	10.083411	0.59%	0	2005
	9.967119	10.024669	0.58%	0	2004
	10.000000	9.967119	-0.33%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.107921	16.614665	9.97%	0	2007
	15.141664	15.107921	-0.22%	0	2006
	14.368281	15.141664	5.38%	0	2005
	13.714296	14.368281	4.77%	0	2004
	10.000000	13.714296	37.14%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.278338	11.308659	10.02%	0	2007
	10.302957	10.278338	-0.24%	0	2006
	9.772461	10.302957	5.43%	0	2005
	10.000000	9.772461	-2.28%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.772989	11.476395	6.53%	0	2007
	10.000000	10.772989	7.73%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.287846	11.584345	2.63%	0	2007
	10.915485	11.287846	3.41%	0	2006
	10.847344	10.915485	0.63%	0	2005
	10.641785	10.847344	1.93%	0	2004
	10.000000	10.641785	6.42%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.734782	13.128611	3.09%	0	2007
	12.058112	12.734782	5.61%	0	2006
	11.847596	12.058112	1.78%	0	2005
	11.351180	11.847596	4.37%	0	2004
	10.000000	11.351180	13.51%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.380679	14.797398	2.90%	0	2007
	13.258241	14.380679	8.47%	0	2006
	12.920619	13.258241	2.61%	0	2005
	12.110589	12.920619	6.69%	0	2004
	10.000000	12.110589	21.11%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.439116	16.994057	3.38%	3,189	2007
	14.734212	16.439116	11.57%	3,189	2006
	14.127253	14.734212	4.30%	3,189	2005
	12.939502	14.127253	9.18%	3,189	2004
	10.000000	12.939502	29.40%	3,189	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.082559	18.659137	3.19%	0	2007
	15.884425	18.082559	13.84%	0	2006
	15.108800	15.884425	5.13%	0	2005
	13.603874	15.108800	11.06%	0	2004
	10.000000	13.603874	36.04%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.970296	16.910483	5.89%	0	2007
	14.953240	15.970296	6.80%	0	2006
	14.006570	14.953240	6.76%	0	2005
	12.481682	14.006570	12.22%	0	2004
	10.000000	12.481682	24.82%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.693280	19.580857	4.75%	0	2007
	17.463875	18.693280	7.04%	0	2006
	15.993517	17.463875	9.19%	0	2005
	14.188248	15.993517	12.72%	0	2004
	10.000000	14.188248	41.88%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.813885	10.015402	2.05%	0	2007
	9.638481	9.813885	1.82%	0	2006
	9.637912	9.638481	0.01%	0	2005
	9.815545	9.637912	-1.81%	0	2004
	10.000000	9.815545	-1.84%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.726461	20.731261	0.02%	0	2007
	17.383712	20.726461	19.23%	0	2006
	15.964736	17.383712	8.89%	0	2005
	13.658986	15.964736	16.88%	0	2004
	10.000000	13.658986	36.59%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.786394	14.788359	0.01%	0	2007
	12.401261	14.786394	19.23%	0	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	15.809103	16.858525	6.64%	0	2007
	15.759610	15.809103	0.31%	0	2006
	15.017268	15.759610	4.94%	0	2005
	13.623997	15.017268	10.23%	0	2004
	10.000000	13.623997	36.24%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.562310	19.480424	-9.66%	0	2007
	18.904256	21.562310	14.06%	0	2006
	18.882184	18.904256	0.12%	0	2005
	16.569801	18.882184	13.96%	0	2004
	10.000000	16.569801	65.70%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.956821	19.803271	-0.77%	0	2007
	18.333541	19.956821	8.85%	0	2006
	16.803847	18.333541	9.10%	0	2005
	14.524035	16.803847	15.70%	0	2004
	10.000000	14.524035	45.24%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.987862	16.798966	5.07%	368	2007
	14.473777	15.987862	10.46%	368	2006
	13.881734	14.473777	4.26%	368	2005
	13.011714	13.881734	6.69%	368	2004
	10.000000	13.011714	30.12%	368	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	15.992524	18.689476	16.86%	0	2007
	14.834400	15.992524	7.81%	0	2006
	15.348265	14.834400	-3.35%	0	2005
	15.147092	15.348265	1.33%	0	2004
	10.000000	15.147092	51.47%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.278985	13.170790	16.77%	0	2007
	10.413192	11.278985	8.31%	0	2006
	10.773887	10.413192	-3.35%	0	2005
	10.000000	10.773887	7.74%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.033732	20.257432	18.93%	0	2007
	17.576082	17.033732	-3.09%	0	2006
	16.153932	17.576082	8.80%	0	2005
	14.795014	16.153932	9.18%	0	2004
	10.000000	14.795014	47.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.545479	16.641374	-5.15%	0	2007
	15.587141	17.545479	12.56%	0	2006
	15.393731	15.587141	1.26%	0	2005
	13.498265	15.393731	14.04%	0	2004
	10.000000	13.498265	34.98%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.407126	11.622764	1.89%	0	2007
	11.170322	11.407126	2.12%	0	2006
	11.223003	11.170322	-0.47%	0	2005
	10.815861	11.223003	3.76%	0	2004
	10.000000	10.815861	8.16%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.041864	16.678885	10.88%	357	2007
	14.340730	15.041864	4.89%	357	2006
	14.039735	14.340730	2.14%	357	2005
	13.519989	14.039735	3.84%	357	2004
	10.000000	13.519989	35.20%	357	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.534806	15.012435	3.29%	0	2007
	12.710197	14.534806	14.36%	0	2006
	11.441227	12.710197	11.09%	0	2005
	10.000000	11.441227	14.41%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.046369	22.775693	3.31%	0	2007
	19.284633	22.046369	14.32%	0	2006
	17.357325	19.284633	11.10%	0	2005
	14.990508	17.357325	15.79%	0	2004
	10.000000	14.990508	49.91%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.480431	-5.20%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.417803	13.005778	-3.07%	0	2007
	12.611392	13.417803	6.39%	0	2006
	12.692608	12.611392	-0.64%	0	2005
	11.984878	12.692608	5.91%	0	2004
	10.000000	11.984878	19.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	15.893678	16.120808	1.43%	0	2007
	14.218306	15.893678	11.78%	0	2006
	13.804228	14.218306	3.00%	0	2005
	12.985093	13.804228	6.31%	0	2004
	10.000000	12.985093	29.85%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	20.735496	19.912258	-3.97%	0	2007
	18.566041	20.735496	11.69%	0	2006
	17.372328	18.566041	6.87%	0	2005
	14.965518	17.372328	16.08%	0	2004
	10.000000	14.965518	49.66%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.290861	13.991778	-8.50%	0	2007
	13.543002	15.290861	12.91%	0	2006
	13.212649	13.543002	2.50%	0	2005
	12.208681	13.212649	8.22%	0	2004
	10.000000	12.208681	22.09%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.351390	20.422336	5.53%	0	2007
	15.554673	19.351390	24.41%	0	2006
	14.232609	15.554673	9.29%	0	2005
	12.575694	14.232609	13.18%	0	2004
	10.000000	12.575694	25.76%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.598652	12.946630	2.76%	0	2007
	12.267277	12.598652	2.70%	0	2006
	11.915436	12.267277	2.95%	0	2005
	11.647305	11.915436	2.30%	0	2004
	10.000000	11.647305	16.47%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.841254	12.971976	9.55%	0	2007
	11.119183	11.841254	6.49%	0	2006
	10.000000	11.119183	11.19%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.080509	12.121164	0.34%	0	2007
	10.452783	12.080509	15.57%	0	2006
	10.000000	10.452783	4.53%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.084594	10.334393	2.48%	0	2007
	9.952404	10.084594	1.33%	0	2006
	10.000000	9.952404	-0.48%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.391171	10.647654	2.47%	0	2007
	10.300963	10.391171	0.88%	0	2006
	10.174895	10.300963	1.24%	0	2005
	10.037664	10.174895	1.37%	0	2004
	10.000000	10.037664	0.38%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.729544	16.297972	3.61%	0	2007
	14.573765	15.729544	7.93%	0	2006
	13.342449	14.573765	9.23%	0	2005
	12.444303	13.342449	7.22%	0	2004
	10.000000	12.444303	24.44%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.003563	21.755013	-19.44%	0	2007
	20.136608	27.003563	34.10%	0	2006
	17.706398	20.136608	13.73%	0	2005
	13.359695	17.706398	32.54%	0	2004
	10.000000	13.359695	33.60%	0	2003*

Additional Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.940508	16.714014	-1.34%	0	2007
	15.406538	16.940508	9.96%	0	2006
	15.009947	15.406538	2.64%	0	2005
	13.910747	15.009947	7.90%	0	2004
	10.000000	13.910747	39.11%	90	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.931328	16.238733	8.76%	0	2007
	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004
	10.000000	13.215099	32.15%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.659240	20.077888	7.60%	0	2007
	16.485781	18.659240	13.18%	0	2006
	15.497180	16.485781	6.38%	113	2005
	13.810248	15.497180	12.22%	0	2004
	10.000000	13.810248	38.10%	90	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	16.996931	17.348200	2.07%	0	2007
	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	0	2004
	10.000000	13.535030	35.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.573608	19.343103	-1.18%	0	2007
	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004
	10.000000	14.628993	46.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.889015	16.367713	-3.09%	0	2007
	14.850460	16.889015	13.73%	0	2006
	14.594228	14.850460	1.76%	0	2005
	13.316868	14.594228	9.59%	0	2004
	10.000000	13.316868	33.17%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.184456	22.019447	14.78%	0	2007
	15.796576	19.184456	21.45%	0	2006
	14.345132	15.796576	10.12%	0	2005
	12.838632	14.345132	11.73%	0	2004
	10.000000	12.838632	28.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.921985	17.124487	14.76%	0	2007
	12.274883	14.921985	21.57%	0	2006
	11.160156	12.274883	9.99%	0	2005
	10.000000	11.160156	11.60%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	13.001262	12.347868	-5.03%	0	2007
	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.960888	15.245076	17.62%	0	2007
	13.779770	12.960888	-5.94%	0	2006
	13.879682	13.779770	-0.72%	0	2005
	12.892175	13.879682	7.66%	0	2004
	10.000000	12.892175	28.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.587623	16.210076	-7.83%	0	2007
	15.249300	17.587623	15.33%	0	2006
	14.938010	15.249300	2.08%	0	2005
	13.439579	14.938010	11.15%	0	2004
	10.000000	13.439579	34.40%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.928700	16.201044	35.82%	273	2007
	11.253806	11.928700	6.00%	272	2006
	10.000000	11.253806	12.54%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.356434	11.037569	6.58%	427	2007
	10.471354	10.356434	-1.10%	427	2006
	10.590116	10.471354	-1.12%	427	2005
	10.280991	10.590116	3.01%	0	2004
	10.000000	10.280991	2.81%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.877036	19.220612	-3.30%	0	2007
	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004
	10.000000	14.405303	44.05%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.120936	16.474665	2.19%	0	2007
	14.372917	16.120936	12.16%	0	2006
	14.136241	14.372917	1.67%	255	2005
	13.158718	14.136241	7.43%	0	2004
	10.000000	13.158718	31.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.666356	15.253779	4.01%	0	2007
	12.963337	14.666356	13.14%	0	2006
	12.788595	12.963337	1.37%	0	2005
	12.535430	12.788595	2.02%	0	2004
	10.000000	12.535430	25.35%	98	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.267614	13.184376	-13.64%	0	2007
	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004
	10.000000	13.635887	36.36%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.243615	14.251378	-12.26%	0	2007
	14.323323	16.243615	13.41%	0	2006
	14.041430	14.323323	2.01%	0	2005
	13.172089	14.041430	6.60%	0	2004
	10.000000	13.172089	31.72%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.922905	15.925809	6.72%	0	2007
	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004
	10.000000	12.823482	28.23%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.211809	9.792065	-4.11%	0	2007
	10.000000	10.211809	2.12%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.145400	10.382725	2.34%	0	2007
	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	0	2004
	10.000000	10.140286	1.40%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.272664	20.863454	14.18%	641	2007
	16.843160	18.272664	8.49%	641	2006
	14.831189	16.843160	13.57%	507	2005
	13.229346	14.831189	12.11%	0	2004
	10.000000	13.229346	32.29%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.073090	21.368031	41.76%	0	2007
	13.276323	15.073090	13.53%	0	2006
	10.000000	13.276323	32.76%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.630810	17.379418	-1.43%	0	2007
	15.099993	17.630810	16.76%	0	2006
	14.691423	15.099993	2.78%	0	2005
	13.567190	14.691423	8.29%	0	2004
	10.000000	13.567190	35.67%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.314604	11.940771	5.53%	0	2007
	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.864788	12.699822	7.04%	0	2007
	10.909826	11.864788	8.75%	0	2006
	10.000000	10.909826	9.10%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.221279	13.213786	8.12%	0	2007
	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.665658	18.080797	23.29%	0	2007
	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	0	2005
	13.707815	13.761209	0.39%	0	2004
	10.000000	13.707815	37.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.403072	10.539507	1.31%	1,028	2007
	10.261016	10.403072	1.38%	407	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004
	10.000000	10.197847	1.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.651876	24.307630	12.27%	0	2007
	19.785626	21.651876	9.43%	0	2006
	17.220038	19.785626	14.90%	0	2005
	14.189813	17.220038	21.35%	0	2004
	10.000000	14.189813	41.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.417480	24.401994	13.93%	0	2007
	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004
	10.000000	14.642203	46.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.501802	16.523620	13.94%	0	2007
	12.643261	14.501802	14.70%	0	2006
	10.936592	12.643261	15.61%	0	2005
	10.000000	10.936592	9.37%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.555897	21.096918	2.63%	0	2007
	18.200291	20.555897	12.94%	0	2006
	18.251327	18.200291	-0.28%	0	2005
	16.468875	18.251327	10.82%	0	2004
	10.000000	16.468875	64.69%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.018444	11.127825	0.99%	0	2007
	10.000000	11.018444	10.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.181933	15.327413	-5.28%	334	2007
	14.191162	16.181933	14.03%	334	2006
	14.093437	14.191162	0.69%	334	2005
	13.042504	14.093437	8.06%	0	2004
	10.000000	13.042504	30.43%	94	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.711387	19.679634	-4.98%	0	2007
	18.185458	20.711387	13.89%	0	2006
	17.173368	18.185458	5.89%	0	2005
	14.255449	17.173368	20.47%	0	2004
	10.000000	14.255449	42.55%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.695719	19.662006	25.27%	0	2007
	12.578653	15.695719	24.78%	0	2006
	10.000000	12.578653	25.79%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.934586	22.402855	12.38%	0	2007
	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	14.719025	15.39%	0	2004
	10.000000	13.622650	36.23%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.480350	16.271712	12.37%	776	2007
	12.245306	14.480350	18.25%	378	2006
	11.420446	12.245306	7.22%	0	2005
	10.000000	11.420446	14.20%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.663948	11.525076	8.08%	0	2007
	9.706720	10.663948	9.86%	0	2006
	10.000000	9.706720	-2.93%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.556774	14.553136	7.35%	0	2007
	12.611299	13.556774	7.50%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004
	10.000000	11.412832	14.13%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.494692	21.937357	33.00%	0	2007
	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	0	2004
	10.000000	12.337835	23.38%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.091171	16.622979	3.30%	0	2007
	14.921078	16.091171	7.84%	0	2006
	13.818116	14.921078	7.98%	0	2005
	12.083760	13.818116	14.35%	0	2004
	10.000000	12.083760	20.84%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.198233	37.629937	24.61%	0	2007
	21.153685	30.198233	42.76%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004
	10.000000	14.252430	42.52%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.732706	25.845963	24.66%	135	2007
	14.516527	20.732706	42.82%	94	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.790239	9.984124	1.98%	538	2007
	9.650484	9.790239	1.45%	259	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004
	10.000000	9.959809	-0.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.051817	15.185392	8.07%	0	2007
	13.450793	14.051817	4.47%	0	2006
	13.255587	13.450793	1.47%	0	2005
	12.493813	13.255587	6.10%	0	2004
	10.000000	12.493813	24.94%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.643127	18.477195	4.73%	0	2007
	15.038216	17.643127	17.32%	0	2006
	14.508110	15.038216	3.65%	0	2005
	12.978767	14.508110	11.78%	0	2004
	10.000000	12.978767	29.79%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.003550	14.678927	-2.16%	0	2007
	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004
	10.000000	13.419708	34.20%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.873847	13.938137	0.46%	1,191	2007
	11.543097	13.873847	20.19%	747	2006
	10.000000	11.543097	15.43%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.276032	20.548755	18.94%	0	2007
	15.501880	17.276032	11.44%	0	2006
	14.037993	15.501880	10.43%	0	2005
	12.427433	14.037993	12.96%	0	2004
	10.000000	12.427433	24.27%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.373279	12.411255	0.31%	0	2007
	11.456406	12.373279	8.00%	0	2006
	10.000000	11.456406	14.56%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.436803	16.169498	4.75%	1,710	2007
	13.944950	15.436803	10.70%	1,085	2006
	13.404243	13.944950	4.03%	327	2005
	12.154906	13.404243	10.28%	0	2004
	10.000000	12.154906	21.55%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.370661	10.714302	3.31%	0	2007
	10.000000	10.370661	3.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.352907	10.377619	0.24%	0	2007
	10.000000	10.352907	3.53%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.650753	11.856247	11.32%	0	2007
	10.000000	10.650753	6.51%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.181429	11.089323	8.92%	306	2007
	10.000000	10.181429	1.81%	176	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.716261	-2.84%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.584734	13.637331	0.39%	0	2007
	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004
	10.000000	11.809019	18.09%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.149688	11.196498	0.42%	0	2007
	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	33.129060	46.820093	41.33%	0	2007
	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004
	10.000000	16.525546	65.26%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.976255	28.282008	41.58%	0	2007
	15.025566	19.976255	32.95%	0	2006
	11.648664	15.025566	28.99%	0	2005
	10.000000	11.648664	16.49%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.466277	25.086093	16.86%	0	2007
	16.055383	21.466277	33.70%	0	2006
	15.530229	16.055383	3.38%	0	2005
	12.313215	15.530229	26.13%	0	2004
	10.000000	12.313215	23.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.908040	20.063773	-4.04%	0	2007
	17.883664	20.908040	16.91%	0	2006
	16.580566	17.883664	7.86%	0	2005
	14.103400	16.580566	17.56%	0	2004
	10.000000	14.103400	41.03%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.129990	10.565993	4.30%	866	2007
	10.068553	10.129990	0.61%	417	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004
	10.000000	9.962635	-0.37%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.077932	16.573132	9.92%	0	2007
	15.119354	15.077932	-0.27%	0	2006
	14.354454	15.119354	5.33%	0	2005
	13.708139	14.354454	4.71%	0	2004
	10.000000	13.708139	37.08%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.264328	11.287415	9.97%	0	2007
	10.294186	10.264328	-0.29%	0	2006
	9.769141	10.294186	5.37%	0	2005
	10.000000	9.769141	-2.31%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.769320	11.466568	6.47%	0	2007
	10.000000	10.769320	7.69%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.265452	11.555396	2.57%	0	2007
	10.899399	11.265452	3.36%	0	2006
	10.836897	10.899399	0.58%	0	2005
	10.636998	10.836897	1.88%	0	2004
	10.000000	10.636998	6.37%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.709505	13.095792	3.04%	0	2007
	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004
	10.000000	11.346082	13.46%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.352141	14.760406	2.84%	5,345	2007
	13.238706	14.352141	8.41%	5,345	2006
	12.908186	13.238706	2.56%	5,345	2005
	12.105156	12.908186	6.63%	0	2004
	10.000000	12.105156	21.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.406499	16.951581	3.32%	52,865	2007
	14.712506	16.406499	11.51%	48,500	2006
	14.113660	14.712506	4.24%	48,578	2005
	12.933688	14.113660	9.12%	2,755	2004
	10.000000	12.933688	29.34%	2,755	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.046687	18.612502	3.14%	35,721	2007
	15.861023	18.046687	13.78%	52,880	2006
	15.094263	15.861023	5.08%	51,643	2005
	13.597762	15.094263	11.01%	5,034	2004
	10.000000	13.597762	35.98%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.940299	16.870006	5.83%	802	2007
	14.932805	15.940299	6.75%	333	2006
	13.994583	14.932805	6.70%	0	2005
	12.477399	13.994583	12.16%	0	2004
	10.000000	12.477399	24.77%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.656197	19.531916	4.69%	178	2007
	17.438149	18.656197	6.98%	178	2006
	15.978117	17.438149	9.14%	107	2005
	14.181875	15.978117	12.67%	0	2004
	10.000000	14.181875	41.82%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.794206	9.990159	2.00%	0	2007
	9.624080	9.794206	1.77%	0	2006
	9.628441	9.624080	-0.05%	0	2005
	9.810935	9.628441	-1.86%	0	2004
	10.000000	9.810935	-1.89%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.687550	20.681660	-0.03%	0	2007
	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.654304	15.951095	16.82%	0	2004
	10.000000	13.654304	36.54%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.766245	14.760578	-0.04%	804	2007
	12.390705	14.766245	19.17%	365	2006
	11.383636	12.390705	8.85%	0	2005
	10.000000	11.383636	13.84%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	15.777740	16.816411	6.58%	0	2007
	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004
	10.000000	13.617871	36.18%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.519533	19.431739	-9.70%	0	2007
	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004
	10.000000	16.562373	65.62%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.917218	19.753773	-0.82%	0	2007
	18.306537	19.917218	8.80%	92	2006
	16.787676	18.306537	9.05%	0	2005
	14.517509	16.787676	15.64%	0	2004
	10.000000	14.517509	45.18%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.956119	16.756955	5.02%	1,120	2007
	14.452447	15.956119	10.40%	619	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004
	10.000000	13.005866	30.06%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	15.960776	18.642741	16.80%	0	2007
	14.812541	15.960776	7.75%	0	2006
	15.333495	14.812541	-3.40%	0	2005
	15.140282	15.333495	1.28%	0	2004
	10.000000	15.140282	51.40%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.263610	13.146056	16.71%	0	2007
	10.404324	11.263610	8.26%	0	2006
	10.770237	10.404324	-3.40%	0	2005
	10.000000	10.770237	7.70%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.999938	20.206795	18.86%	0	2007
	17.550196	16.999938	-3.14%	0	2006
	16.138391	17.550196	8.75%	0	2005
	14.788374	16.138391	9.13%	0	2004
	10.000000	14.788374	47.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.510656	16.599768	-5.20%	693	2007
	15.564177	17.510656	12.51%	458	2006
	15.378922	15.564177	1.20%	0	2005
	13.492206	15.378922	13.98%	0	2004
	10.000000	13.492206	34.92%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.384471	11.593699	1.84%	0	2007
	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004
	10.000000	10.810989	8.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	15.012007	16.637189	10.83%	0	2007
	14.319587	15.012007	4.84%	0	2006
	14.026215	14.319587	2.09%	0	2005
	13.513916	14.026215	3.79%	0	2004
	10.000000	13.513916	35.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.515027	14.984275	3.23%	0	2007
	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	22.002596	22.718743	3.25%	0	2007
	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004
	10.000000	14.983757	49.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.477174	-5.23%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.391163	12.973259	-3.12%	0	2007
	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004
	10.000000	11.979498	19.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	15.862146	16.080517	1.38%	929	2007
	14.197362	15.862146	11.73%	676	2006
	13.790950	14.197362	2.95%	260	2005
	12.979264	13.790950	6.25%	0	2004
	10.000000	12.979264	29.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	20.694340	19.862490	-4.02%	248	2007
	18.538687	20.694340	11.63%	132	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004
	10.000000	14.958800	49.59%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.262154	13.958308	-8.54%	0	2007
	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004
	10.000000	12.204507	22.05%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.315023	20.373434	5.48%	0	2007
	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	0	2005
	12.571380	14.220424	13.12%	0	2004
	10.000000	12.571380	25.71%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.574995	12.915651	2.71%	0	2007
	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	0	2005
	11.643314	11.905241	2.25%	0	2004
	10.000000	11.643314	16.43%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.831153	12.954226	9.49%	1,476	2007
	11.115395	11.831153	6.44%	1,078	2006
	10.000000	11.115395	11.15%	167	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.070215	12.104596	0.28%	579	2007
	10.449233	12.070215	15.51%	579	2006
	10.000000	10.449233	4.49%	174	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.075999	10.320256	2.42%	313	2007
	9.949015	10.075999	1.28%	312	2006
	10.000000	9.949015	-0.51%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.371626	10.622140	2.42%	986	2007
	10.286860	10.371626	0.82%	633	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004
	10.000000	10.034219	0.34%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.697327	16.256199	3.56%	0	2007
	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004
	10.000000	12.437910	24.38%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.948269	21.699258	-19.48%	0	2007
	20.105656	26.948269	34.03%	0	2006
	17.688232	20.105656	13.67%	0	2005
	13.352839	17.688232	32.47%	0	2004
	10.000000	13.352839	33.53%	0	2003*

Additional Contract Options Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.906855	16.672189	-1.39%	0	2007
	15.383812	16.906855	9.90%	0	2006
	14.995495	15.383812	2.59%	0	2005
	13.904497	14.995495	7.85%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.901683	16.198133	8.70%	0	2007
	14.439349	14.901683	3.20%	0	2006
	13.666449	14.439349	5.66%	0	2005
	13.209160	13.666449	3.46%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.622189	20.027675	7.55%	0	2007
	16.461481	18.622189	13.13%	0	2006
	15.482266	16.461481	6.32%	0	2005
	13.804046	15.482266	12.16%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	16.963176	17.304815	2.01%	0	2007
	14.901586	16.963176	13.83%	0	2006
	14.640963	14.901586	1.78%	0	2005
	13.528939	14.640963	8.22%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.534747	19.294732	-1.23%	0	2007
	17.578766	19.534747	11.13%	0	2006
	16.941580	17.578766	3.76%	0	2005
	14.622416	16.941580	15.86%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.855464	16.326767	-3.14%	0	2007
	14.828562	16.855464	13.67%	0	2006
	14.580180	14.828562	1.70%	0	2005
	13.310890	14.580180	9.54%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.146390	21.964415	14.72%	0	2007
	15.773306	19.146390	21.38%	0	2006
	14.331330	15.773306	10.06%	0	2005
	12.832870	14.331330	11.68%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.901632	17.092296	14.70%	0	2007
	12.264424	14.901632	21.50%	0	2006
	11.156364	12.264424	9.93%	0	2005
	10.000000	11.156364	11.56%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.990174	12.330968	-5.07%	0	2007
	11.103723	12.990174	16.99%	0	2006
	10.000000	11.103723	11.04%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.935143	15.206929	17.56%	0	2007
	13.759434	12.935143	-5.99%	0	2006
	13.866297	13.759434	-0.77%	0	2005
	12.886366	13.866297	7.60%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.552705	16.169538	-7.88%	0	2007
	15.226827	17.552705	15.27%	0	2006
	14.923634	15.226827	2.03%	0	2005
	13.433540	14.923634	11.09%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.918536	16.178887	35.75%	0	2007
	11.249972	11.918536	5.94%	0	2006
	10.000000	11.249972	12.50%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.335203	11.009254	6.52%	0	2007
	10.455242	10.335203	-1.15%	0	2006
	10.579241	10.455242	-1.17%	0	2005
	10.275710	10.579241	2.95%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.837549	19.172521	-3.35%	0	2007
	17.818648	19.837549	11.33%	0	2006
	17.076334	17.818648	4.35%	0	2005
	14.398821	17.076334	18.60%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.088906	16.433443	2.14%	0	2007
	14.351708	16.088906	12.10%	0	2006
	14.122620	14.351708	1.62%	0	2005
	13.152795	14.122620	7.37%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.637231	15.215613	3.95%	0	2007
	12.944223	14.637231	13.08%	0	2006
	12.776279	12.944223	1.31%	0	2005
	12.529791	12.776279	1.97%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.237302	13.151399	-13.69%	0	2007
	15.126454	15.237302	0.73%	0	2006
	14.726633	15.126454	2.71%	0	2005
	13.629760	14.726633	8.05%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.211370	14.215734	-12.31%	0	2007
	14.302207	16.211370	13.35%	0	2006
	14.027907	14.302207	1.96%	0	2005
	13.166166	14.027907	6.55%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.893279	15.885982	6.67%	0	2007
	13.219090	14.893279	12.66%	0	2006
	13.358397	13.219090	-1.04%	0	2005
	12.817714	13.358397	4.22%	0	2004

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.208329	9.783682	-4.16%	0	2007
	10.000000	10.208329	2.08%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.125236	10.356746	2.29%	0	2007
	10.012938	10.125236	1.12%	0	2006
	10.189458	10.012938	-1.73%	0	2005
	10.135722	10.189458	0.53%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.236387	20.811287	14.12%	0	2007
	16.818327	18.236387	8.43%	0	2006
	14.816910	16.818327	13.51%	0	2005
	13.223395	14.816910	12.05%	0	2004

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.060243	21.338807	41.69%	0	2007
	13.271812	15.060243	13.48%	0	2006
	10.000000	13.271812	32.72%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.595802	17.335945	-1.48%	0	2007
	15.077729	17.595802	16.70%	0	2006
	14.677279	15.077729	2.73%	0	2005
	13.561088	14.677279	8.23%	0	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.304950	11.924411	5.48%	0	2007
	10.602063	11.304950	6.63%	0	2006
	10.000000	10.602063	6.02%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.854675	12.682436	6.98%	0	2007
	10.906116	11.854675	8.70%	0	2006
	10.000000	10.906116	9.06%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.210862	13.195699	8.07%	0	2007
	11.112479	12.210862	9.88%	0	2006
	10.000000	11.112479	11.12%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.636513	18.035540	23.22%	0	2007
	14.113970	14.636513	3.70%	0	2006
	13.747955	14.113970	2.66%	0	2005
	13.701649	13.747955	0.34%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.382389	10.513127	1.26%	0	2007
	10.245868	10.382389	1.33%	0	2006
	10.333602	10.245868	-0.85%	0	2005
	10.193260	10.333602	1.38%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.608905	24.246866	12.21%	0	2007
	19.756481	21.608905	9.38%	0	2006
	17.203473	19.756481	14.84%	0	2005
	14.183441	17.203473	21.29%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.374971	24.340979	13.88%	0	2007
	18.651531	21.374971	14.60%	0	2006
	16.136539	18.651531	15.59%	0	2005
	14.635627	16.136539	10.26%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.482041	16.492583	13.88%	0	2007
	12.632503	14.482041	14.64%	0	2006
	10.932892	12.632503	15.55%	0	2005
	10.000000	10.932892	9.33%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.515088	21.044170	2.58%	0	2007
	18.173475	20.515088	12.88%	0	2006
	18.233772	18.173475	-0.33%	0	2005
	16.461485	18.233772	10.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.014694	11.118291	0.94%	0	2007
	10.000000	11.014694	10.15%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.149816	15.289080	-5.33%	0	2007
	14.170259	16.149816	13.97%	0	2006
	14.079886	14.170259	0.64%	0	2005
	13.036650	14.079886	8.00%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.670291	19.630438	-5.03%	0	2007
	18.158666	20.670291	13.83%	0	2006
	17.156834	18.158666	5.84%	0	2005
	14.249037	17.156834	20.41%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.682353	19.635127	25.21%	0	2007
	12.574382	15.682353	24.72%	0	2006
	10.000000	12.574382	25.74%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.895019	22.346846	12.32%	0	2007
	16.835067	19.895019	18.18%	0	2006
	15.703898	16.835067	7.20%	0	2005
	13.616535	15.703898	15.33%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.460601	16.241135	12.31%	0	2007
	12.234869	14.460601	18.19%	0	2006
	11.416560	12.234869	7.17%	0	2005
	10.000000	11.416560	14.17%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.654855	11.509310	8.02%	0	2007
	9.703414	10.654855	9.81%	0	2006
	10.000000	9.703414	-2.97%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.529848	14.516734	7.29%	0	2007
	12.592696	13.529848	7.44%	0	2006
	12.020244	12.592696	4.76%	0	2005
	11.407697	12.020244	5.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.461920	21.882481	32.93%	0	2007
	15.504109	16.461920	6.18%	0	2006
	14.155513	15.504109	9.53%	0	2005
	12.332291	14.155513	14.78%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.060938	16.583174	3.25%	0	2007
	14.900668	16.060938	7.79%	0	2006
	13.806284	14.900668	7.93%	0	2005
	12.079613	13.806284	14.29%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.138285	37.535847	24.55%	0	2007
	21.122496	30.138285	42.68%	0	2006
	16.451756	21.122496	28.39%	0	2005
	14.246024	16.451756	15.48%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.704448	25.797416	24.60%	0	2007
	14.504159	20.704448	42.75%	0	2006
	11.290283	14.504159	28.47%	0	2005
	10.000000	11.290283	12.90%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.770794	9.959154	1.93%	0	2007
	9.636249	9.770794	1.40%	0	2006
	9.762014	9.636249	-1.29%	0	2005
	9.955329	9.762014	-1.94%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.023902	15.147406	8.01%	0	2007
	13.430943	14.023902	4.41%	0	2006
	13.242813	13.430943	1.42%	0	2005
	12.488185	13.242813	6.04%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.608077	18.430972	4.67%	0	2007
	15.016031	17.608077	17.26%	0	2006
	14.494132	15.016031	3.60%	0	2005
	12.972926	14.494132	11.73%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.973750	14.642200	-2.21%	0	2007
	14.620350	14.973750	2.42%	0	2006
	14.601735	14.620350	0.13%	0	2005
	13.413668	14.601735	8.86%	0	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.862023	13.919069	0.41%	0	2007
	11.539162	13.862023	20.13%	0	2006
	10.000000	11.539162	15.39%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.240632	20.496072	18.88%	0	2007
	15.478049	17.240632	11.39%	0	2006
	14.023592	15.478049	10.37%	0	2005
	12.421068	14.023592	12.90%	0	2004

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.362736	12.394276	0.26%	0	2007
	11.452501	12.362736	7.95%	0	2006
	10.000000	11.452501	14.53%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.407810	16.130814	4.69%	0	2007
	13.925889	15.407810	10.64%	0	2006
	13.392775	13.925889	3.98%	0	2005
	12.150747	13.392775	10.22%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.367125	10.705118	3.26%	0	2007
	10.000000	10.367125	3.67%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.349385	10.368731	0.19%	0	2007
	10.000000	10.349385	3.49%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.647123	11.846096	11.26%	0	2007
	10.000000	10.647123	6.47%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.177964	11.079829	8.86%	0	2007
	10.000000	10.177964	1.78%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.712924	-2.87%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.557768	13.603229	0.34%	0	2007
	12.597132	13.557768	7.63%	0	2006
	12.644713	12.597132	-0.38%	0	2005
	11.803715	12.644713	7.12%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.140183	11.181165	0.37%	0	2007
	10.351283	11.140183	7.62%	0	2006
	10.000000	10.351283	3.51%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	33.063333	46.703108	41.25%	0	2007
	24.926053	33.063333	32.65%	0	2006
	19.356954	24.926053	28.77%	0	2005
	16.518123	19.356954	17.19%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.949016	28.228863	41.51%	0	2007
	15.012775	19.949016	32.88%	0	2006
	11.644707	15.012775	28.92%	0	2005
	10.000000	11.644707	16.45%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.423673	25.023389	16.80%	0	2007
	16.031720	21.423673	33.63%	0	2006
	15.515277	16.031720	3.33%	0	2005
	12.307671	15.515277	26.06%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.866520	20.013591	-4.09%	0	2007
	17.857299	20.866520	16.85%	0	2006
	16.564598	17.857299	7.80%	0	2005
	14.097055	16.564598	17.50%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.109866	10.539565	4.25%	0	2007
	10.053696	10.109866	0.56%	0	2006
	10.005359	10.053696	0.48%	0	2005
	9.958142	10.005359	0.47%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.047983	16.531674	9.86%	0	2007
	15.097060	15.047983	-0.33%	0	2006
	14.340628	15.097060	5.27%	0	2005
	13.701966	14.340628	4.66%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.250328	11.266195	9.91%	0	2007
	10.285422	10.250328	-0.34%	0	2006
	9.765820	10.285422	5.32%	0	2005
	10.000000	9.765820	-2.34%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.765655	11.456755	6.42%	0	2007
	10.000000	10.765655	7.66%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.243049	11.526471	2.52%	0	2007
	10.883299	11.243049	3.31%	0	2006
	10.826442	10.883299	0.53%	0	2005
	10.632205	10.826442	1.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.684250	13.063022	2.99%	0	2007
	12.022586	12.684250	5.50%	0	2006
	11.824787	12.022586	1.67%	0	2005
	11.340974	11.824787	4.27%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.323647	14.723493	2.79%	0	2007
	13.219193	14.323647	8.35%	0	2006
	12.895765	13.219193	2.51%	0	2005
	12.099714	12.895765	6.58%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.373923	16.909180	3.27%	0	2007
	14.690818	16.373923	11.46%	0	2006
	14.100070	14.690818	4.19%	0	2005
	12.927866	14.100070	9.07%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.010853	18.565966	3.08%	6,759	2007
	15.837645	18.010853	13.72%	20,014	2006
	15.079743	15.837645	5.03%	20,014	2005
	13.591653	15.079743	10.95%	6,759	2004

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.910367	16.829628	5.78%	0	2007
	14.912403	15.910367	6.69%	0	2006
	13.982615	14.912403	6.65%	0	2005
	12.473132	13.982615	12.10%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.619166	19.483084	4.64%	0	2007
	17.412461	18.619166	6.93%	0	2006
	15.962749	17.412461	9.08%	0	2005
	14.175509	15.962749	12.61%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.774552	9.964960	1.95%	0	2007
	9.609689	9.774552	1.72%	0	2006
	9.618970	9.609689	-0.10%	0	2005
	9.806322	9.618970	-1.91%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.648674	20.632130	-0.08%	0	2007
	17.336214	20.648674	19.11%	0	2006
	15.937431	17.336214	8.78%	0	2005
	13.649628	15.937431	16.76%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.746131	14.732856	-0.09%	0	2007
	12.380156	14.746131	19.11%	0	2006
	11.379776	12.380156	8.79%	0	2005
	10.000000	11.379776	13.80%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	15.746409	16.774341	6.53%	0	2007
	15.713206	15.746409	0.21%	0	2006
	14.988380	15.713206	4.84%	0	2005
	13.611753	14.988380	10.11%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.476827	19.383155	-9.75%	0	2007
	18.848605	21.476827	13.94%	0	2006
	18.845879	18.848605	0.01%	0	2005
	16.554929	18.845879	13.84%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.877673	19.704363	-0.87%	0	2007
	18.279558	19.877673	8.74%	0	2006
	16.771526	18.279558	8.99%	0	2005
	14.510988	16.771526	15.58%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.924444	16.715056	4.96%	0	2007
	14.431147	15.924444	10.35%	0	2006
	13.855035	14.431147	4.16%	0	2005
	13.000020	13.855035	6.58%	0	2004

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	15.929085	18.596121	16.74%	0	2007
	14.790694	15.929085	7.70%	0	2006
	15.318740	14.790694	-3.45%	0	2005
	15.133490	15.318740	1.22%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.248260	13.121358	16.65%	0	2007
	10.395474	11.248260	8.20%	0	2006
	10.766587	10.395474	-3.45%	0	2005
	10.000000	10.766587	7.67%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.966159	20.156243	18.80%	0	2007
	17.524301	16.966159	-3.18%	0	2006
	16.122850	17.524301	8.69%	0	2005
	14.781727	16.122850	9.07%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.475873	16.558249	-5.25%	0	2007
	15.541220	17.475873	12.45%	0	2006
	15.364109	15.541220	1.15%	0	2005
	13.486131	15.364109	13.93%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.361858	11.564704	1.79%	0	2007
	11.137395	11.361858	2.02%	0	2006
	11.201387	11.137395	-0.57%	0	2005
	10.806126	11.201387	3.66%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	14.982196	16.595588	10.77%	0	2007
	14.298478	14.982196	4.78%	0	2006
	14.012700	14.298478	2.04%	0	2005
	13.507838	14.012700	3.74%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.495253	14.956133	3.18%	0	2007
	12.688592	14.495253	14.24%	0	2006
	11.433463	12.688592	10.98%	0	2005
	10.000000	11.433463	14.33%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	21.958952	22.661965	3.20%	0	2007
	19.227848	21.958952	14.20%	0	2006
	17.323937	19.227848	10.99%	0	2005
	14.977033	17.323937	15.67%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.473914	-5.26%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	13.364581	12.940816	-3.17%	0	2007
	12.574246	13.364581	6.29%	0	2006
	12.668195	12.574246	-0.74%	0	2005
	11.974106	12.668195	5.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	15.830641	16.040291	1.32%	0	2007
	14.176418	15.830641	11.67%	0	2006
	13.777669	14.176418	2.89%	0	2005
	12.973431	13.777669	6.20%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	20.653265	19.812826	-4.07%	0	2007
	18.511367	20.653265	11.57%	0	2006
	17.338914	18.511367	6.76%	0	2005
	14.952077	17.338914	15.96%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.233478	13.924881	-8.59%	0	2007
	13.506000	15.233478	12.79%	0	2006
	13.190054	13.506000	2.40%	0	2005
	12.200318	13.190054	8.11%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.278732	20.324655	5.43%	0	2007
	15.512142	19.278732	24.28%	0	2006
	14.208241	15.512142	9.18%	0	2005
	12.567062	14.208241	13.06%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.551359	12.884717	2.66%	0	2007
	12.233756	12.551359	2.60%	0	2006
	11.895053	12.233756	2.85%	0	2005
	11.639317	11.895053	2.20%	0	2004

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.821078	12.936513	9.44%	0	2007
	11.111609	11.821078	6.38%	0	2006
	10.000000	11.111609	11.12%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.059930	12.088031	0.23%	0	2007
	10.445667	12.059930	15.45%	0	2006
	10.000000	10.445667	4.46%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.067409	10.306133	2.37%	0	2007
	9.945627	10.067409	1.22%	0	2006
	10.000000	9.945627	-0.54%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.352139	10.596703	2.36%	0	2007
	10.272794	10.352139	0.77%	0	2006
	10.332268	10.556674	2.17%	42,883	2005
	10.030773	10.157647	1.26%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.665159	16.214509	3.51%	0	2007
	14.528975	15.665159	7.82%	0	2006
	13.315068	14.528975	9.12%	0	2005
	12.431525	13.315068	7.11%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.893082	21.643623	-19.52%	0	2007
	20.074749	26.893082	33.96%	0	2006
	17.670088	20.074749	13.61%	0	2005
	13.345991	17.670088	32.40%	0	2004

Additional Contract Options Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.532828	15.309324	-1.44%	66	2007
	14.140812	15.532828	9.84%	65	2006
	13.790927	14.140812	2.54%	66	2005
	12.794135	13.790927	7.79%	66	2004
	10.000000	12.794135	27.94%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.681420	14.864013	8.64%	229	2007
	13.263749	13.681420	3.15%	229	2006
	12.560211	13.263749	5.60%	229	2005
	12.146174	12.560211	3.41%	1,475	2004
	10.000000	12.146174	21.46%	1,246	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.175529	18.462293	7.49%	0	2007
	15.190459	17.175529	13.07%	0	2006
	14.294172	15.190459	6.27%	0	2005
	12.751290	14.294172	12.10%	0	2004
	10.000000	12.751290	27.51%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.262085	15.561424	1.96%	0	2007
	13.414103	15.262085	13.78%	0	2006
	13.186252	13.414103	1.73%	0	2005
	12.190984	13.186252	8.16%	0	2004
	10.000000	12.190984	21.91%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.016376	17.785824	-1.28%	0	2007
	16.220743	18.016376	11.07%	0	2006
	15.640797	16.220743	3.71%	0	2005
	13.506639	15.640797	15.80%	0	2004
	10.000000	13.506639	35.07%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.477566	14.984339	-3.19%	0	2007
	13.623342	15.477566	13.61%	0	2006
	13.402011	13.623342	1.65%	0	2005
	12.241571	13.402011	9.48%	0	2004
	10.000000	12.241571	22.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.589029	21.314011	14.66%	0	2007
	15.321986	18.589029	21.32%	0	2006
	13.928401	15.321986	10.01%	0	2005
	12.478474	13.928401	11.62%	0	2004
	10.000000	12.478474	24.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.881330	17.060187	14.64%	0	2007
	12.253995	14.881330	21.44%	0	2006
	11.152579	12.253995	9.88%	0	2005
	10.000000	11.152579	11.53%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.979119	12.314104	-5.12%	0	2007
	11.099949	12.979119	16.93%	0	2006
	10.000000	11.099949	11.00%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.702944	13.751225	17.50%	481	2007
	12.455103	11.702944	-6.04%	481	2006
	12.558278	12.455103	-0.82%	481	2005
	11.676772	12.558278	7.55%	1,779	2004
	10.000000	11.676772	16.77%	1,297	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.069089	14.795181	-7.93%	461	2007
	13.946940	16.069089	15.22%	461	2006
	13.676234	13.946940	1.98%	461	2005
	12.317024	13.676234	11.04%	1,730	2004
	10.000000	12.317024	23.17%	1,269	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.908366	16.156747	35.68%	0	2007
	11.246145	11.908366	5.89%	0	2006
	10.000000	11.246145	12.46%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.314001	10.980994	6.47%	0	2007
	10.439144	10.314001	-1.20%	0	2006
	10.568368	10.439144	-1.22%	0	2005
	10.270430	10.568368	2.90%	0	2004
	10.000000	10.270430	2.70%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.260217	17.638936	-3.40%	0	2007
	16.410264	18.260217	11.27%	0	2006
	15.734676	16.410264	4.29%	0	2005
	13.274342	15.734676	18.53%	0	2004
	10.000000	13.274342	32.74%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.671470	14.977913	2.09%	327	2007
	13.094038	14.671470	12.05%	329	2006
	12.891636	13.094038	1.57%	329	2005
	12.012514	12.891636	7.32%	974	2004
	10.000000	12.012514	20.13%	646	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.510240	14.036837	3.90%	0	2007
	11.953710	13.510240	13.02%	0	2006
	11.804661	11.953710	1.26%	0	2005
	11.582860	11.804661	1.91%	0	2004
	10.000000	11.582860	15.83%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.111941	12.173784	-13.73%	0	2007
	14.016466	14.111941	0.68%	0	2006
	13.652977	14.016466	2.66%	0	2005
	12.642571	13.652977	7.99%	0	2004
	10.000000	12.642571	26.43%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.173742	13.298959	-12.36%	67	2007
	13.393645	15.173742	13.29%	70	2006
	13.143524	13.393645	1.90%	69	2005
	12.342453	13.143524	6.49%	69	2004
	10.000000	12.342453	23.42%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.725346	14.632641	6.61%	0	2007
	12.188691	13.725346	12.61%	0	2006
	12.323453	12.188691	-1.09%	0	2005
	11.830736	12.323453	4.16%	0	2004
	10.000000	11.830736	18.31%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.204854	9.775297	-4.21%	0	2007
	10.000000	10.204854	2.05%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.949965	10.172207	2.23%	0	2007
	9.844659	9.949965	1.07%	0	2006
	10.023347	9.844659	-1.78%	0	2005
	9.975615	10.023347	0.48%	0	2004
	10.000000	9.975615	-0.24%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.917090	19.295737	14.06%	0	2007
	15.609618	16.917090	8.38%	0	2006
	13.759080	15.609618	13.45%	0	2005
	12.285646	13.759080	11.99%	0	2004
	10.000000	12.285646	22.86%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.047416	21.309610	41.62%	0	2007
	13.267310	15.047416	13.42%	0	2006
	10.000000	13.267310	32.67%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.157685	15.910840	-1.53%	0	2007
	13.852510	16.157685	16.64%	0	2006
	13.491515	13.852510	2.68%	0	2005
	12.471913	13.491515	8.18%	0	2004
	10.000000	12.471913	24.72%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.295312	11.908098	5.43%	0	2007
	10.598456	11.295312	6.58%	0	2006
	10.000000	10.598456	5.98%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.844572	12.665074	6.93%	0	2007
	10.902402	11.844572	8.64%	0	2006
	10.000000	10.902402	9.02%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.200463	13.177656	8.01%	0	2007
	11.108705	12.200463	9.83%	0	2006
	10.000000	11.108705	11.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.164805	16.213695	23.16%	0	2007
	12.701314	13.164805	3.65%	0	2006
	12.378260	12.701314	2.61%	0	2005
	12.342911	12.378260	0.29%	0	2004
	10.000000	12.342911	23.43%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.185742	10.308660	1.21%	0	2007
	10.056955	10.185742	1.28%	0	2006
	10.148269	10.056955	-0.90%	0	2005
	10.015587	10.148269	1.32%	0	2004
	10.000000	10.015587	0.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.004090	23.556042	12.15%	0	2007
	19.213360	21.004090	9.32%	0	2006
	16.739109	19.213360	14.78%	0	2005
	13.807693	16.739109	21.23%	0	2004
	10.000000	13.807693	38.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.950159	23.844891	13.82%	0	2007
	18.290207	20.950159	14.54%	0	2006
	15.832040	18.290207	15.53%	0	2005
	14.366822	15.832040	10.20%	0	2004
	10.000000	14.366822	43.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.462290	16.461582	13.82%	0	2007
	12.621740	14.462290	14.58%	0	2006
	10.929165	12.621740	15.49%	0	2005
	10.000000	10.929165	9.29%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.234143	18.694738	2.53%	0	2007
	16.161154	18.234143	12.83%	0	2006
	16.223094	16.161154	-0.38%	0	2005
	14.653775	16.223094	10.71%	0	2004
	10.000000	14.653775	46.54%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.010936	11.108759	0.89%	0	2007
	10.000000	11.010936	10.11%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.914999	14.112772	-5.38%	91	2007
	13.093505	14.914999	13.91%	94	2006
	13.016674	13.093505	0.59%	93	2005
	12.058413	13.016674	7.95%	94	2004
	10.000000	12.058413	20.58%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.961885	17.998664	-5.08%	0	2007
	16.666383	18.961885	13.77%	0	2006
	15.754961	16.666383	5.78%	0	2005
	13.091484	15.754961	20.35%	0	2004
	10.000000	13.091484	30.91%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.668988	19.608264	25.14%	0	2007
	12.570104	15.668988	24.65%	0	2006
	10.000000	12.570104	25.70%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.972437	21.299565	12.27%	0	2007
	16.062611	18.972437	18.12%	0	2006
	14.991026	16.062611	7.15%	0	2005
	13.005097	14.991026	15.27%	0	2004
	10.000000	13.005097	30.05%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.440865	16.210600	12.26%	0	2007
	12.224436	14.440865	18.13%	0	2006
	11.412675	12.224436	7.11%	0	2005
	10.000000	11.412675	14.13%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.645767	11.493551	7.96%	0	2007
	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.821512	13.749623	7.24%	0	2007
	11.939548	12.821512	7.39%	0	2006
	11.402622	11.939548	4.71%	0	2005
	10.827105	11.402622	5.32%	0	2004
	10.000000	10.827105	8.27%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.398782	20.458703	32.86%	0	2007
	14.510263	15.398782	6.12%	0	2006
	13.254893	14.510263	9.47%	0	2005
	11.553597	13.254893	14.73%	0	2004
	10.000000	11.553597	15.54%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.030752	16.543452	3.20%	0	2007
	14.880289	16.030752	7.73%	0	2006
	13.794474	14.880289	7.87%	0	2005
	12.075478	13.794474	14.24%	0	2004
	10.000000	12.075478	20.75%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.389401	35.339447	24.48%	0	2007
	19.906984	28.389401	42.61%	0	2006
	15.512965	19.906984	28.32%	0	2005
	13.439992	15.512965	15.42%	0	2004
	10.000000	13.439992	34.40%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.676225	25.748942	24.53%	0	2007
	14.491811	20.676225	42.68%	0	2006
	11.286445	14.491811	28.40%	0	2005
	10.000000	11.286445	12.86%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.714992	9.897164	1.88%	105	2007
	9.586138	9.714992	1.34%	99	2006
	9.716232	9.586138	-1.34%	91	2005
	9.913731	9.716232	-1.99%	87	2004
	10.000000	9.913731	-0.86%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.745788	13.759787	7.96%	488	2007
	12.213138	12.745788	4.36%	488	2006
	12.048246	12.213138	1.37%	488	2005
	11.367537	12.048246	5.99%	1,492	2004
	10.000000	11.367537	13.68%	1,004	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.424933	17.183658	4.62%	470	2007
	14.014222	16.424933	17.20%	470	2006
	13.534074	14.014222	3.55%	470	2005
	12.119843	13.534074	11.67%	1,441	2004
	10.000000	12.119843	21.20%	970	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.793625	13.481237	-2.26%	0	2007
	13.474988	13.793625	2.36%	0	2006
	13.464723	13.474988	0.08%	0	2005
	12.375530	13.464723	8.80%	0	2004
	10.000000	12.375530	23.76%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.850199	13.900013	0.36%	0	2007
	11.535240	13.850199	20.07%	0	2006
	10.000000	11.535240	15.35%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.205292	20.443491	18.82%	0	2007
	15.454241	17.205292	11.33%	0	2006
	14.009196	15.454241	10.31%	0	2005
	12.414689	14.009196	12.84%	0	2004
	10.000000	12.414689	24.15%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.352189	12.377301	0.20%	0	2007
	11.448603	12.352189	7.89%	0	2006
	10.000000	11.448603	14.49%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	17.205292	20.443491	18.82%	0	2007
	15.454241	17.205292	11.33%	0	2006
	14.009196	15.454241	10.31%	0	2005
	12.146568	13.381289	10.17%	0	2004
	10.000000	12.146568	21.47%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.363593	10.695939	3.21%	0	2007
	10.000000	10.363593	3.64%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.345854	10.359835	0.14%	0	2007
	10.000000	10.345854	3.46%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.643505	11.835950	11.20%	0	2007
	10.000000	10.643505	6.44%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.174500	11.070327	8.80%	0	2007
	10.000000	10.174500	1.75%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.709586	-2.90%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.516349	12.551826	0.28%	0	2007
	11.635459	12.516349	7.57%	0	2006
	11.685407	11.635459	-0.43%	0	2005
	10.913823	11.685407	7.07%	0	2004
	10.000000	10.913823	9.14%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.130696	11.165880	0.32%	0	2007
	10.347759	11.130696	7.57%	0	2006
	10.000000	10.347759	3.48%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	31.507117	44.481923	41.18%	0	2007
	23.765012	31.507117	32.58%	0	2006
	18.464766	23.765012	28.70%	0	2005
	15.764871	18.464766	17.13%	0	2004
	10.000000	15.764871	57.65%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.921838	28.175851	41.43%	0	2007
	15.000000	19.921838	32.81%	0	2006
	11.640756	15.000000	28.86%	0	2005
	10.000000	11.640756	16.41%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.442923	23.865521	16.74%	0	2007
	15.305643	20.442923	33.56%	0	2006
	14.820198	15.305643	3.28%	0	2005
	11.762324	14.820198	26.00%	0	2004
	10.000000	11.762324	17.62%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.458024	18.653017	-4.14%	0	2007
	16.660463	19.458024	16.79%	0	2006
	15.462328	16.660463	7.75%	0	2005
	13.165747	15.462328	17.44%	0	2004
	10.000000	13.165747	31.66%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.005415	10.425291	4.20%	0	2007
	9.954928	10.005415	0.51%	0	2006
	9.912146	9.954928	0.43%	0	2005
	9.870436	9.912146	0.42%	0	2004
	10.000000	9.870436	-1.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.526955	14.853006	9.80%	0	2007
	13.578034	13.526955	-0.38%	0	2006
	12.904326	13.578034	5.22%	0	2005
	12.335980	12.904326	4.61%	0	2004
	10.000000	12.335980	23.36%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.236352	11.245021	9.85%	0	2007
	10.276647	10.236352	-0.39%	0	2006
	9.762494	10.276647	5.27%	0	2005
	10.000000	9.762494	-2.38%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.761991	11.446937	6.36%	0	2007
	10.000000	10.761991	7.62%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.997500	11.268896	2.47%	0	2007
	10.651066	10.997500	3.25%	0	2006
	10.600846	10.651066	0.47%	0	2005
	10.415999	10.600846	1.77%	0	2004
	10.000000	10.415999	4.16%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.202378	12.560263	2.93%	5,895	2007
	11.571769	12.202378	5.45%	5,895	2006
	11.387224	11.571769	1.62%	5,895	2005
	10.926922	11.387224	4.21%	5,895	2004
	10.000000	10.926922	9.27%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.575830	13.947586	2.74%	6,265	2007
	12.535451	13.575830	8.30%	6,265	2006
	12.235023	12.535451	2.46%	6,265	2005
	11.485655	12.235023	6.52%	1,506	2004
	10.000000	11.485655	14.86%	767	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.313687	15.806111	3.22%	5,170	2007
	13.746606	15.313687	11.40%	5,170	2006
	13.200595	13.746606	4.14%	4,836	2005
	12.109389	13.200595	9.01%	4,836	2004
	10.000000	12.109389	21.09%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.636549	17.140432	3.03%	5,757	2007
	14.636665	16.636549	13.66%	5,757	2006
	13.943365	14.636665	4.97%	5,757	2005
	12.573870	13.943365	10.89%	6,887	2004
	10.000000	12.573870	25.74%	6,887	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.880435	16.789289	5.72%	0	2007
	14.891991	15.880435	6.64%	0	2006
	13.970638	14.891991	6.59%	0	2005
	12.468855	13.970638	12.04%	0	2004
	10.000000	12.468855	24.69%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.989461	17.768579	4.59%	59	2007
	15.896522	16.989461	6.88%	57	2006
	14.580496	15.896522	9.03%	63	2005
	12.954662	14.580496	12.55%	65	2004
	10.000000	12.954662	29.55%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.754929	9.939818	1.90%	0	2007
	9.595316	9.754929	1.66%	0	2006
	9.609508	9.595316	-0.15%	0	2005
	9.801712	9.609508	-1.96%	0	2004
	10.000000	9.801712	-1.98%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.609862	20.582710	-0.13%	0	2007
	17.312502	20.609862	19.05%	0	2006
	15.923791	17.312502	8.72%	0	2005
	13.644949	15.923791	16.70%	0	2004
	10.000000	13.644949	36.45%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.726035	14.705170	-0.14%	0	2007
	12.369612	14.726035	19.05%	0	2006
	11.375904	12.369612	8.74%	0	2005
	10.000000	11.375904	13.76%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	14.293732	15.218971	6.47%	0	2007
	14.270918	14.293732	0.16%	0	2006
	13.619596	14.270918	4.78%	0	2005
	12.375046	13.619596	10.06%	0	2004
	10.000000	12.375046	23.75%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.989489	17.129432	-9.80%	0	2007
	16.674207	18.989489	13.89%	0	2006
	16.680345	16.674207	-0.04%	0	2005
	14.660176	16.680345	13.78%	0	2004
	10.000000	14.660176	46.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.169061	18.001336	-0.92%	0	2007
	16.716877	18.169061	8.69%	0	2006
	15.345626	16.716877	8.94%	0	2005
	13.284106	15.345626	15.52%	0	2004
	10.000000	13.284106	32.84%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.597345	15.314144	4.91%	0	2007
	13.235276	14.597345	10.29%	0	2006
	12.713412	13.235276	4.10%	0	2005
	11.934984	12.713412	6.52%	0	2004
	10.000000	11.934984	19.35%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.426893	16.833728	16.68%	0	2007
	13.402733	14.426893	7.64%	0	2006
	13.888335	13.402733	-3.50%	0	2005
	13.727437	13.888335	1.17%	0	2004
	10.000000	13.727437	37.27%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.232897	13.096661	16.59%	0	2007
	10.386599	11.232897	8.15%	0	2006
	10.762915	10.386599	-3.50%	0	2005
	10.000000	10.762915	7.63%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.052811	17.873899	18.74%	0	2007
	15.555992	15.052811	-3.23%	0	2006
	14.319285	15.555992	8.64%	0	2005
	13.134937	14.319285	9.02%	0	2004
	10.000000	13.134937	31.35%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.074868	15.222928	-5.30%	0	2007
	14.302634	16.074868	12.39%	0	2006
	14.146884	14.302634	1.10%	0	2005
	12.424069	14.146884	13.87%	0	2004
	10.000000	12.424069	24.24%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.955332	11.145162	1.73%	0	2007
	10.744406	10.955332	1.96%	0	2006
	10.811681	10.744406	-0.62%	0	2005
	10.435528	10.811681	3.60%	0	2004
	10.000000	10.435528	4.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	13.511546	14.958820	10.71%	0	2007
	12.901553	13.511546	4.73%	0	2006
	12.650184	12.901553	1.99%	0	2005
	12.200675	12.650184	3.68%	0	2004
	10.000000	12.200675	22.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	20.518439	21.164400	3.15%	0	2007
	17.975701	20.518439	14.15%	0	2006
	16.204092	17.975701	10.93%	0	2005
	10.000000	11.429587	14.30%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	20.518439	21.164400	3.15%	0	2007
	17.975701	20.518439	14.15%	0	2006
	16.204092	17.975701	10.93%	0	2005
	14.016105	16.204092	15.61%	0	2004
	10.000000	14.016105	40.16%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.470670	-5.29%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	12.220230	11.826628	-3.22%	0	2007
	11.503458	12.220230	6.23%	0	2006
	11.595358	11.503458	-0.79%	0	2005
	10.965685	11.595358	5.74%	0	2004
	10.000000	10.965685	9.66%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.604644	14.790405	1.27%	0	2007
	13.085247	14.604644	11.61%	0	2006
	12.723699	13.085247	2.84%	0	2005
	11.987135	12.723699	6.14%	0	2004
	10.000000	11.987135	19.87%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	18.740234	17.968356	-4.12%	0	2007
	16.805357	18.740234	11.51%	0	2006
	15.749018	16.805357	6.71%	0	2005
	13.588023	15.749018	15.90%	0	2004
	10.000000	13.588023	35.88%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.204854	13.891529	-8.64%	0	2007
	13.487518	15.204854	12.73%	0	2006
	13.178754	13.487518	2.34%	0	2005
	12.196135	13.178754	8.06%	0	2004
	10.000000	12.196135	21.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.242493	20.275968	5.37%	0	2007
	15.490923	19.242493	24.22%	0	2006
	14.196078	15.490923	9.12%	0	2005
	12.562751	14.196078	13.00%	0	2004
	10.000000	12.562751	25.63%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.527778	12.853859	2.60%	0	2007
	12.217024	12.527778	2.54%	0	2006
	11.884869	12.217024	2.79%	0	2005
	11.635330	11.884869	2.14%	0	2004
	10.000000	11.635330	16.35%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.811012	12.918812	9.38%	0	2007
	11.107838	11.811012	6.33%	0	2006
	10.000000	11.107838	11.08%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.049648	12.071479	0.18%	0	2007
	10.442115	12.049648	15.39%	0	2006
	10.000000	10.442115	4.42%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.058822	10.292021	2.32%	0	2007
	9.942239	10.058822	1.17%	0	2006
	10.000000	9.942239	-0.58%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.332690	10.571339	2.31%	0	2007
	10.258741	10.332690	0.72%	0	2006
	10.148776	10.258741	1.08%	0	2005
	10.027332	10.148776	1.21%	0	2004
	10.000000	10.027332	0.27%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.633022	16.172878	3.45%	0	2007
	14.506605	15.633022	7.76%	0	2006
	13.301386	14.506605	9.06%	0	2005
	12.425135	13.301386	7.05%	0	2004
	10.000000	12.425135	24.25%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.837957	21.588093	-19.56%	0	2007
	20.043870	26.837957	33.90%	0	2006
	17.651949	20.043870	13.55%	0	2005
	13.339141	17.651949	32.33%	0	2004
	10.000000	13.339141	33.39%	0	2003*

Additional Contract Options Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.503610	15.272625	-1.49%	0	2007
	14.121454	15.503610	9.79%	0	2006
	13.779112	14.121454	2.48%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006
	12.549441	13.245580	5.55%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.143227	18.418027	7.44%	0	2007
	15.169665	17.143227	13.01%	0	2006
	14.281923	15.169665	6.22%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.233390	15.524125	1.91%	0	2007
	13.395752	15.233390	13.72%	0	2006
	13.174961	13.395752	1.68%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.982482	17.743184	-1.33%	0	2007
	16.198526	17.982482	11.01%	0	2006
	15.627392	16.198526	3.65%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.448472	14.948444	-3.24%	0	2007
	13.604697	15.448472	13.55%	0	2006
	13.390532	13.604697	1.60%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.861010	17.028093	14.58%	0	2007
	12.243539	14.861010	21.38%	0	2006
	11.148784	12.243539	9.82%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	18.554075	21.262926	14.60%	0	2007
	15.301021	18.554075	21.26%	0	2006
	13.916463	15.301021	9.95%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.968040	12.297233	-5.17%	0	2007
	11.096173	12.968040	16.87%	0	2006
	10.000000	11.096173	10.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.680932	13.718263	17.44%	0	2007
	12.438053	11.680932	-6.09%	0	2006
	12.547516	12.438053	-0.87%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.038864	14.759718	-7.98%	0	2007
	13.927848	16.038864	15.16%	0	2006
	13.664522	13.927848	1.93%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.898203	16.134616	35.61%	0	2007
	11.242314	11.898203	5.83%	0	2006
	10.000000	11.242314	12.42%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.292835	10.952792	6.41%	0	2007
	10.423066	10.292835	-1.25%	0	2006
	10.557506	10.423066	-1.27%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.225887	17.596683	-3.45%	0	2007
	16.387803	18.225887	11.22%	0	2006
	15.721199	16.387803	4.24%	0	2005*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.643919	14.942060	2.04%	0	2007
	13.076138	14.643919	11.99%	0	2006
	12.880598	13.076138	1.52%	0	2005*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.484814	14.003180	3.84%	0	2007
	11.937337	13.484814	12.96%	0	2006
	11.794538	11.937337	1.21%	0	2005*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.085397	12.144605	-13.78%	0	2007
	13.997272	14.085397	0.63%	0	2006
	13.641274	13.997272	2.61%	0	2005*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.145228	13.267101	-12.40%	0	2007
	13.375330	15.145228	13.23%	0	2006
	13.132267	13.375330	1.85%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.699522	14.597570	6.56%	0	2007
	12.172011	13.699522	12.55%	0	2006
	12.312912	12.172011	-1.14%	0	2005*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.201373	9.766899	-4.26%	0	2007
	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.931232	10.147811	2.18%	0	2007
	9.831161	9.931232	1.02%	0	2006
	10.014740	9.831161	-1.83%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.885277	19.249500	14.00%	280	2007
	15.588257	16.885277	8.32%	280	2006
	13.747290	15.588257	13.39%	280	2005*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.034572	21.280421	41.54%	0	2007
	13.262786	15.034572	13.36%	0	2006
	10.000000	13.262786	32.63%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.127300	15.872715	-1.58%	0	2007
	13.833557	16.127300	16.58%	0	2006
	13.479956	13.833557	2.62%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.285675	11.891780	5.37%	0	2007
	10.594840	11.285675	6.52%	0	2006
	10.000000	10.594840	5.95%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.834454	12.647721	6.87%	0	2007
	10.898691	11.834454	8.59%	0	2006
	10.000000	10.898691	8.99%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.190040	13.159594	7.95%	0	2007
	11.104914	12.190040	9.77%	0	2006
	10.000000	11.104914	11.05%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.140040	16.174823	23.10%	0	2007
	12.683920	13.140040	3.60%	0	2006
	12.367653	12.683920	2.56%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.166563	10.283945	1.15%	3,218	2007
	10.043177	10.166563	1.23%	2,138	2006
	10.139560	10.043177	-0.95%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.964602	23.499597	12.09%	0	2007
	19.187074	20.964602	9.26%	0	2006
	16.724783	19.187074	14.72%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.910740	23.787735	13.76%	0	2007
	18.265166	20.910740	14.48%	0	2006
	15.818470	18.265166	15.47%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.442568	16.430640	13.77%	0	2007
	12.610993	14.442568	14.52%	0	2006
	10.925448	12.610993	15.43%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.199841	18.649918	2.47%	0	2007
	16.139025	18.199841	12.77%	0	2006
	16.209185	16.139025	-0.43%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.886954	14.078962	-5.43%	0	2007
	13.075590	14.886954	13.85%	0	2006
	13.005516	13.075590	0.54%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.926235	17.955533	-5.13%	0	2007
	16.643589	18.926235	13.71%	0	2006
	15.741475	16.643589	5.73%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.655615	19.581411	25.08%	0	2007
	12.565818	15.655615	24.59%	0	2006
	10.000000	12.565818	25.66%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.936735	21.248496	12.21%	0	2007
	16.040611	18.936735	18.05%	0	2006
	14.978170	16.040611	7.09%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.421179	16.180116	12.20%	557	2007
	12.214028	14.421179	18.07%	542	2006
	11.408797	12.214028	7.06%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.636680	11.477802	7.91%	0	2007
	9.696793	10.636680	9.69%	0	2006
	10.000000	9.696793	-3.03%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.797361	13.716635	7.18%	0	2007
	11.923172	12.797361	7.33%	0	2006
	11.392831	11.923172	4.66%	0	2005*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.369835	20.409701	32.79%	0	2007
	14.490406	15.369835	6.07%	0	2006
	13.243551	14.490406	9.41%	0	2005*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.000597	16.503809	3.14%	0	2007
	14.859913	16.000597	7.68%	0	2006
	13.782638	14.859913	7.82%	0	2005*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.336008	35.254755	24.42%	0	2007
	19.879731	28.336008	42.54%	0	2006
	15.499666	19.879731	28.26%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.648001	25.700512	24.47%	0	2007
	14.479447	20.648001	42.60%	271	2006
	11.282595	14.479447	28.33%	0	2005*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.696717	9.873439	1.82%	3,472	2007
	9.573004	9.696717	1.29%	2,488	2006
	9.707882	9.573004	-1.39%	0	2005*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.721833	13.726833	7.90%	0	2007
	12.196431	12.721833	4.31%	0	2006
	12.037929	12.196431	1.32%	0	2005*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006
	13.522497	13.995070	3.49%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006
	13.453192	13.456536	0.02%	0	2005*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.838405	13.880996	0.31%	1,240	2007
	11.531311	13.838405	20.01%	1,165	2006
	10.000000	11.531311	15.31%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.170007	20.391020	18.76%	0	2007
	15.430456	17.170007	11.27%	0	2006
	13.994800	15.430456	10.26%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.341647	12.360340	0.15%	0	2007
	11.444702	12.341647	7.84%	0	2006
	10.000000	11.444702	14.45%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.349909	16.053582	4.58%	2,052	2007
	13.887782	15.349909	10.53%	1,842	2006
	13.369827	13.887782	3.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*
NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.706239	-2.94%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.492809	12.521742	0.23%	0	2007
	11.619538	12.492809	7.52%	0	2006
	11.675400	11.619538	-0.48%	0	2005*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	31.447881	44.375378	41.11%	0	2007
	23.732497	31.447881	32.51%	0	2006
	18.448949	23.732497	28.64%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.894675	28.122909	41.36%	0	2007
	14.987235	19.894675	32.74%	0	2006
	11.636799	14.987235	28.79%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.404469	23.808316	16.68%	0	2007
	15.284686	20.404469	33.50%	0	2006
	14.807486	15.284686	3.22%	0	2005*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.421442	18.608317	-4.19%	0	2007
	16.637664	19.421442	16.73%	0	2006
	15.449091	16.637664	7.69%	0	2005*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.986568	10.400265	4.14%	3,000	2007
	9.941273	9.986568	0.46%	2,172	2006
	9.903636	9.941273	0.38%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.501517	14.817412	9.75%	0	2007
	13.559455	13.501517	-0.43%	0	2006
	12.893287	13.559455	5.17%	0	2005*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.222370	11.223857	9.80%	0	2007
	10.267888	10.222370	-0.44%	0	2006
	9.759182	10.267888	5.21%	0	2005*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.976822	11.241892	2.41%	0	2007
	10.636490	10.976822	3.20%	0	2006
	10.591762	10.636490	0.42%	0	2005*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.179419	12.530153	2.88%	0	2007
	11.555928	12.179419	5.40%	0	2006
	11.377460	11.555928	1.57%	0	2005*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.550279	13.914143	2.69%	0	2007
	12.518287	13.550279	8.24%	0	2006
	12.224533	12.518287	2.40%	0	2005*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.284893	15.768234	3.16%	11,040	2007
	13.727793	15.284893	11.34%	11,040	2006
	13.189278	13.727793	4.08%	11,040	2005*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.605254	17.099349	2.98%	50,099	2007
	14.616624	16.605254	13.61%	50,099	2006
	13.931417	14.616624	4.92%	50,099	2005*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.850558	16.749044	5.67%	921	2007
	14.871586	15.850558	6.58%	797	2006
	13.958654	14.871586	6.54%	0	2005*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.957482	17.725964	4.53%	275	2007
	15.874744	16.957482	6.82%	275	2006
	14.567992	15.874744	8.97%	275	2005*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.735336	9.914727	1.84%	828	2007
	9.580955	9.735336	1.61%	497	2006
	9.600047	9.580955	-0.20%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.571100	20.533373	-0.18%	0	2007
	17.288801	20.571100	18.99%	0	2006
	15.910146	17.288801	8.67%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.705923	14.677506	-0.19%	924	2007
	12.359066	14.705923	18.99%	698	2006
	11.372039	12.359066	8.68%	0	2005*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	14.266847	15.182499	6.42%	0	2007
	14.251377	14.266847	0.11%	0	2006
	13.607925	14.251377	4.73%	0	2005*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.953800	17.088383	-9.84%	0	2007
	16.651400	18.953800	13.83%	0	2006
	16.666066	16.651400	-0.09%	0	2005*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.134915	17.958220	-0.97%	274	2007
	16.694020	18.134915	8.63%	289	2006
	15.332497	16.694020	8.88%	0	2005*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.569894	15.277451	4.86%	1,817	2007
	13.217161	14.569894	10.23%	1,759	2006
	12.702523	13.217161	4.05%	0	2005*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.399764	16.793369	16.62%	0	2007
	13.384391	14.399764	7.59%	0	2006
	13.876441	13.384391	-3.55%	0	2005*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.217570	13.072039	16.53%	0	2007
	10.377741	11.217570	8.09%	0	2006
	10.759262	10.377741	-3.55%	0	2005*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.024513	17.831070	18.68%	0	2007
	15.534704	15.024513	-3.28%	0	2006
	14.307021	15.534704	8.58%	0	2005*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.044633	15.186446	-5.35%	1,559	2007
	14.283056	16.044633	12.33%	1,574	2006
	14.134759	14.283056	1.05%	307	2005*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.934729	11.118455	1.68%	0	2007
	10.729694	10.934729	1.91%	0	2006
	10.802415	10.729694	-0.67%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	13.486148	14.922993	10.65%	0	2007
	12.883906	13.486148	4.67%	0	2006
	12.639352	12.883906	1.93%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.455738	14.899948	3.07%	0	2007
	12.666971	14.455738	14.12%	0	2006
	11.425697	12.666971	10.86%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	20.479865	21.113690	3.09%	0	2007
	17.951115	20.479865	14.09%	0	2006
	16.190217	17.951115	10.88%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.467409	-5.33%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	12.197232	11.798275	-3.27%	0	2007
	11.487704	12.197232	6.18%	0	2006
	11.585419	11.487704	-0.84%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.577174	14.754961	1.22%	1,765	2007
	13.067323	14.577174	11.55%	1,750	2006
	12.712792	13.067323	2.79%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	18.704995	17.925282	-4.17%	273	2007
	16.782352	18.704995	11.46%	279	2006
	15.735520	16.782352	6.65%	0	2005*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.176246	13.858218	-8.68%	0	2007
	13.469048	15.176246	12.67%	0	2006
	13.167457	13.469048	2.29%	0	2005*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.206311	20.227385	5.32%	0	2007
	15.469723	19.206311	24.15%	0	2006
	14.183924	15.469723	9.07%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.504200	12.823032	2.55%	0	2007
	12.200292	12.504200	2.49%	0	2006
	11.874685	12.200292	2.74%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.800922	12.901108	9.32%	397	2007
	11.104047	11.800922	6.28%	0	2006
	10.000000	11.104047	11.04%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.039375	12.054956	0.13%	416	2007
	10.438556	12.039375	15.34%	416	2006
	10.000000	10.438556	4.39%	416	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.050235	10.277920	2.27%	0	2007
	9.938848	10.050235	1.12%	0	2006
	10.000000	9.938848	-0.61%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.313209	10.545947	2.26%	2,194	2007
	10.244667	10.313209	0.67%	1,638	2006
	10.140056	10.244667	1.03%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.600967	16.131384	3.40%	0	2007
	14.484279	15.600967	7.71%	0	2006
	13.287725	14.484279	9.00%	0	2005*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.782915	21.532674	-19.60%	0	2007
	20.013002	26.782915	33.83%	0	2006
	17.633805	20.013002	13.49%	0	2005*

Additional Contract Options Elected (Total 2.85%)
(Variable account charges of 2.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.474412	15.235976	-1.54%	0	2007
	14.102089	15.474412	9.73%	0	2006
	13.767282	14.102089	2.43%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.629968	14.792810	8.53%	0	2007
	13.227437	13.629968	3.04%	0	2006
	12.538680	13.227437	5.49%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.110939	18.373840	7.38%	0	2007
	15.148876	17.110939	12.95%	0	2006
	14.269683	15.148876	6.16%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.204715	15.486899	1.86%	0	2007
	13.377391	15.204715	13.66%	0	2006
	13.163653	13.377391	1.62%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.948676	17.700670	-1.38%	0	2007
	16.176364	17.948676	10.96%	0	2006
	15.614014	16.176364	3.60%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.419378	14.912561	-3.29%	0	2007
	13.586038	15.419378	13.49%	0	2006
	13.379040	13.586038	1.55%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.519137	21.211926	14.54%	0	2007
	15.280046	18.519137	21.20%	0	2006
	13.904524	15.280046	9.89%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.840726	16.996063	14.52%	0	2007
	12.233098	14.840726	21.32%	0	2006
	11.144990	12.233098	9.76%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.956969	12.280383	-5.22%	0	2007
	11.092381	12.956969	16.81%	0	2006
	10.000000	11.092381	10.92%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.658936	13.685355	17.38%	0	2007
	12.421006	11.658936	-6.14%	0	2006
	12.536747	12.421006	-0.92%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.008676	14.724308	-8.02%	0	2007
	13.908773	16.008676	15.10%	0	2006
	13.652808	13.908773	1.87%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.888053	16.112524	35.54%	0	2007
	11.238494	11.888053	5.78%	0	2006
	10.000000	11.238494	12.38%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.271707	10.924657	6.36%	0	2007
	10.407007	10.271707	-1.30%	0	2006
	10.546648	10.407007	-1.32%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.191613	17.554495	-3.50%	0	2007
	16.365384	18.191613	11.16%	0	2006
	15.707742	16.365384	4.19%	0	2005*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.616330	14.906193	1.98%	0	2007
	13.058207	14.616330	11.93%	0	2006
	12.869541	13.058207	1.47%	0	2005*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.459445	13.969601	3.79%	0	2007
	11.920985	13.459445	12.91%	0	2006
	11.784425	11.920985	1.16%	0	2005*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.058876	12.115461	-13.82%	0	2007
	13.978098	14.058876	0.58%	0	2006
	13.629578	13.978098	2.56%	0	2005*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.116739	13.235294	-12.45%	0	2007
	13.357021	15.116739	13.17%	0	2006
	13.121013	13.357021	1.80%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.673729	14.562552	6.50%	0	2007
	12.155321	13.673729	12.49%	0	2006
	12.302329	12.155321	-1.19%	0	2005*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.197896	9.758518	-4.31%	0	2007
	10.000000	10.197896	1.98%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.912531	10.123459	2.13%	0	2007
	9.817682	9.912531	0.97%	0	2006
	10.006149	9.817682	-1.88%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.853474	19.203321	13.94%	0	2007
	15.566881	16.853474	8.26%	0	2006
	13.735492	15.566881	13.33%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.021732	21.251247	41.47%	0	2007
	13.258264	15.021732	13.30%	0	2006
	10.000000	13.258264	32.58%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.096959	15.834650	-1.63%	0	2007
	13.814604	16.096959	16.52%	0	2006
	13.468397	13.814604	2.57%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.276041	11.875487	5.32%	0	2007
	10.591223	11.276041	6.47%	0	2006
	10.000000	10.591223	5.91%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.824366	12.630401	6.82%	0	2007
	10.894980	11.824366	8.53%	0	2006
	10.000000	10.894980	8.95%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.179627	13.141544	7.90%	0	2007
	11.101126	12.179627	9.72%	0	2006
	10.000000	11.101126	11.01%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.115288	16.136017	23.03%	0	2007
	12.666537	13.115288	3.54%	0	2006
	12.357042	12.666537	2.50%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.147401	10.259250	1.10%	0	2007
	10.029392	10.147401	1.18%	0	2006
	10.130851	10.029392	-1.00%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.925157	23.443255	12.03%	0	2007
	19.160810	20.925157	9.21%	0	2006
	16.710445	19.160810	14.66%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.871412	23.730715	13.70%	0	2007
	18.240167	20.871412	14.43%	0	2006
	15.804913	18.240167	15.41%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.422842	16.399711	13.71%	0	2007
	12.600232	14.422842	14.46%	0	2006
	10.921740	12.600232	15.37%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.165598	18.605200	2.42%	0	2007
	16.116930	18.165598	12.71%	0	2006
	16.195296	16.116930	-0.48%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	11.003433	11.089715	0.78%	0	2007
	10.000000	11.003433	10.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.858915	14.045174	-5.48%	0	2007
	13.057656	14.858915	13.79%	0	2006
	12.994360	13.057656	0.49%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.890637	17.912494	-5.18%	0	2007
	16.620804	18.890637	13.66%	0	2006
	15.727990	16.620804	5.68%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.642267	19.554597	25.01%	0	2007
	12.561545	15.642267	24.53%	0	2006
	10.000000	12.561545	25.62%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.901107	21.197548	12.15%	0	2007
	16.018642	18.901107	17.99%	0	2006
	14.965327	16.018642	7.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.401492	16.149676	12.14%	0	2007
	12.203614	14.401492	18.01%	0	2006
	11.404916	12.203614	7.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.627603	11.462082	7.85%	0	2007
	9.693494	10.627603	9.64%	0	2006
	10.000000	9.693494	-3.07%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.773294	13.683762	7.13%	0	2007
	11.906852	12.773294	7.28%	0	2006
	11.383070	11.906852	4.60%	0	2005*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.340883	20.360724	32.72%	0	2007
	14.470548	15.340883	6.01%	0	2006
	13.232185	14.470548	9.36%	0	2005*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.970494	16.464244	3.09%	0	2007
	14.839574	15.970494	7.62%	0	2006
	13.770838	14.839574	7.76%	0	2005*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.282713	35.170254	24.35%	0	2007
	19.852517	28.282713	42.46%	0	2006
	15.486381	19.852517	28.19%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.619851	25.652212	24.41%	0	2007
	14.467122	20.619851	42.53%	0	2006
	11.278764	14.467122	28.27%	0	2005*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.678464	9.849756	1.77%	0	2007
	9.559888	9.678464	1.24%	0	2006
	9.699565	9.559888	-1.44%	0	2005*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.697865	13.693874	7.84%	0	2007
	12.179714	12.697865	4.25%	0	2006
	12.027601	12.179714	1.26%	0	2005*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.363186	17.101360	4.51%	0	2007
	13.975865	16.363186	17.08%	0	2006
	13.510880	13.975865	3.44%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.741763	13.416654	-2.37%	0	2007
	13.438103	13.741763	2.26%	0	2006
	13.441656	13.438103	-0.03%	0	2005*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.826580	13.861961	0.26%	0	2007
	11.527383	13.826580	19.95%	0	2006
	10.000000	11.527383	15.27%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.134766	20.338652	18.70%	0	2007
	15.406699	17.134766	11.22%	0	2006
	13.980420	15.406699	10.20%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.331119	12.343406	0.10%	0	2007
	11.440812	12.331119	7.78%	0	2006
	10.000000	11.440812	14.41%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.320993	16.015047	4.53%	0	2007
	13.868737	15.320993	10.47%	0	2006
	13.358352	13.868737	3.82%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.356520	10.677589	3.10%	0	2007
	10.000000	10.356520	3.57%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.338814	10.342087	0.03%	0	2007
	10.000000	10.338814	3.39%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.636230	11.815629	11.09%	0	2007
	10.000000	10.636230	6.36%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.167563	11.051329	8.69%	0	2007
	10.000000	10.167563	1.68%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.702909	-2.97%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.469291	12.491713	0.18%	0	2007
	11.603605	12.469291	7.46%	0	2006
	11.665375	11.603605	-0.53%	0	2005*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.111696	11.135297	0.21%	0	2007
	10.340700	11.111696	7.46%	0	2006
	10.000000	10.340700	3.41%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	31.388707	44.268999	41.03%	0	2007
	23.699996	31.388707	32.44%	0	2006
	18.433128	23.699996	28.57%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.867500	28.069984	41.29%	0	2007
	14.974442	19.867500	32.68%	0	2006
	11.632834	14.974442	28.73%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.366102	23.751268	16.62%	0	2007
	15.263774	20.366102	33.43%	0	2006
	14.794802	15.263774	3.17%	0	2005*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.384910	18.563710	-4.24%	0	2007
	16.614898	19.384910	16.67%	0	2006
	15.435861	16.614898	7.64%	0	2005*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.967778	10.375340	4.09%	0	2007
	9.927655	9.967778	0.40%	0	2006
	9.895140	9.927655	0.33%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.476102	14.781876	9.69%	0	2007
	13.540880	13.476102	-0.48%	0	2006
	12.882228	13.540880	5.11%	0	2005*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.208414	11.202742	9.74%	0	2007
	10.259128	10.208414	-0.49%	0	2006
	9.755864	10.259128	5.16%	0	2005*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.754640	11.427281	6.25%	0	2007
	10.000000	10.754640	7.55%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.956141	11.214908	2.36%	0	2007
	10.621905	10.956141	3.15%	0	2006
	10.582671	10.621905	0.37%	0	2005*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.156484	12.500087	2.83%	0	2007
	11.540093	12.156484	5.34%	0	2006
	11.367702	11.540093	1.52%	0	2005*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.524766	13.880760	2.63%	2,888	2007
	12.501130	13.524766	8.19%	2,888	2006
	12.214046	12.501130	2.35%	2,888	2005*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.256095	15.730395	3.11%	0	2007
	13.708969	15.256095	11.29%	0	2006
	13.177970	13.708969	4.03%	0	2005*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.573999	17.058331	2.92%	7,875	2007
	14.596597	16.573999	13.55%	7,875	2006
	13.919470	14.596597	4.86%	3,228	2005*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.820730	16.708880	5.61%	0	2007
	14.851217	15.820730	6.53%	0	2006
	13.946680	14.851217	6.49%	0	2005*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.925572	17.683461	4.48%	0	2007
	15.853004	16.925572	6.77%	0	2006
	14.555500	15.853004	8.91%	0	2005*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.715772	9.889685	1.79%	0	2007
	9.566609	9.715772	1.56%	0	2006
	9.590593	9.566609	-0.25%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.532404	20.484145	-0.24%	0	2007
	17.265128	20.532404	18.92%	0	2006
	15.896508	17.265128	8.61%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.685857	14.649884	-0.24%	0	2007
	12.348532	14.685857	18.93%	0	2006
	11.368174	12.348532	8.62%	0	2005*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	14.240003	15.146086	6.36%	0	2007
	14.231869	14.240003	0.06%	0	2006
	13.596267	14.231869	4.67%	0	2005*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.918131	17.047395	-9.89%	0	2007
	16.628596	18.918131	13.77%	0	2006
	16.651779	16.628596	-0.14%	0	2005*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.100779	17.915143	-1.03%	0	2007
	16.671145	18.100779	8.58%	0	2006
	15.319338	16.671145	8.82%	0	2005*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.542462	15.240793	4.80%	0	2007
	13.199042	14.542462	10.18%	0	2006
	12.691615	13.199042	4.00%	0	2005*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.372668	16.753103	16.56%	0	2007
	13.366066	14.372668	7.53%	0	2006
	13.864555	13.366066	-3.60%	0	2005*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.202265	13.047450	16.47%	0	2007
	10.368904	11.202265	8.04%	0	2006
	10.755609	10.368904	-3.60%	0	2005*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.996232	17.788298	18.62%	0	2007
	15.513430	14.996232	-3.33%	0	2006
	14.294760	15.513430	8.53%	0	2005*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.014427	15.150013	-5.40%	0	2007
	14.263491	16.014427	12.28%	0	2006
	14.122639	14.263491	1.00%	0	2005*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.914125	11.091759	1.63%	0	2007
	10.714977	10.914125	1.86%	0	2006
	10.793138	10.714977	-0.72%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	13.460732	14.887167	10.60%	0	2007
	12.866230	13.460732	4.62%	0	2006
	12.628498	12.866230	1.88%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.435995	14.871911	3.02%	0	2007
	12.656176	14.435995	14.06%	0	2006
	11.421809	12.656176	10.81%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	20.441325	21.063053	3.04%	0	2007
	17.926533	20.441325	14.03%	0	2006
	16.176333	17.926533	10.82%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.464148	-5.36%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	12.174283	11.769983	-3.32%	0	2007
	11.471978	12.174283	6.12%	0	2006
	11.575495	11.471978	-0.89%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.549733	14.719571	1.17%	0	2007
	13.049418	14.549733	11.50%	0	2006
	12.701899	13.049418	2.74%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	18.669804	17.882304	-4.22%	0	2007
	16.759374	18.669804	11.40%	0	2006
	15.722038	16.759374	6.60%	0	2005*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.147670	13.824971	-8.73%	0	2007
	13.450598	15.147670	12.62%	0	2006
	13.156167	13.450598	2.24%	0	2005*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.170153	20.178866	5.26%	0	2007
	15.448511	19.170153	24.09%	0	2006
	14.171750	15.448511	9.01%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.480649	12.792270	2.50%	0	2007
	12.183574	12.480649	2.44%	0	2006
	11.864499	12.183574	2.69%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.790863	12.883440	9.27%	0	2007
	11.100267	11.790863	6.22%	0	2006
	10.000000	11.100267	11.00%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.029100	12.038436	0.08%	0	2007
	10.435000	12.029100	15.28%	0	2006
	10.000000	10.435000	4.35%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.041653	10.263831	2.21%	0	2007
	9.935459	10.041653	1.07%	0	2006
	10.000000	9.935459	-0.65%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.293809	10.520673	2.20%	0	2007
	10.230641	10.293809	0.62%	0	2006
	10.131364	10.230641	0.98%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.568941	16.089946	3.35%	0	2007
	14.461970	15.568941	7.65%	0	2006
	13.274069	14.461970	8.95%	0	2005*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.728022	21.477415	-19.64%	0	2007
	19.982221	26.728022	33.76%	0	2006
	17.615706	19.982221	13.43%	0	2005*

Additional Contract Options Elected (Total 2.90%)
(Variable account charges of 2.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.445290	15.199433	-1.59%	0	2007
	14.082772	15.445290	9.68%	0	2006
	13.755481	14.082772	2.38%	0	2005
	12.780967	13.755481	7.62%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.604316	14.757319	8.48%	0	2007
	13.209319	13.604316	2.99%	0	2006
	12.527929	13.209319	5.44%	0	2005
	12.133668	12.527929	3.25%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.078741	18.329773	7.33%	0	2007
	15.128125	17.078741	12.89%	0	2006
	14.257436	15.128125	6.11%	0	2005
	12.738161	14.257436	11.93%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.176090	15.449745	1.80%	0	2007
	13.359058	15.176090	13.60%	0	2006
	13.152366	13.359058	1.57%	0	2005
	12.178430	13.152366	8.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.914891	17.658212	-1.43%	0	2007
	16.154216	17.914891	10.90%	0	2006
	15.600628	16.154216	3.55%	0	2005
	13.492749	15.600628	15.62%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.390378	14.876804	-3.34%	0	2007
	13.567446	15.390378	13.44%	0	2006
	13.367576	13.567446	1.50%	0	2005
	12.228964	13.367576	9.31%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.484272	21.161036	14.48%	0	2007
	15.259105	18.484272	21.14%	0	2006
	13.892599	15.259105	9.84%	0	2005
	12.465623	13.892599	11.45%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.820471	16.964085	14.46%	0	2007
	12.222665	14.820471	21.25%	0	2006
	11.141201	12.222665	9.71%	0	2005
	10.000000	11.141201	11.41%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.945901	12.263533	-5.27%	0	2007
	11.088599	12.945901	16.75%	0	2006
	10.000000	11.088599	10.89%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.636986	13.652512	17.32%	0	2007
	12.403985	11.636986	-6.18%	0	2006
	12.525993	12.403985	-0.97%	0	2005
	11.664747	12.525993	7.38%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.978534	14.688985	-8.07%	0	2007
	13.889704	15.978534	15.04%	0	2006
	13.641091	13.889704	1.82%	0	2005
	12.304334	13.641091	10.86%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.877890	16.090430	35.47%	0	2007
	11.234659	11.877890	5.73%	0	2006
	10.000000	11.234659	12.35%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.250604	10.896571	6.30%	0	2007
	10.390962	10.250604	-1.35%	0	2006
	10.535795	10.390962	-1.37%	0	2005
	10.254590	10.535795	2.74%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.157352	17.512361	-3.55%	0	2007
	16.342953	18.157352	11.10%	0	2006
	15.694264	16.342953	4.13%	0	2005
	13.260690	15.694264	18.35%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.588820	14.870437	1.93%	0	2007
	13.040322	14.588820	11.87%	0	2006
	12.858506	13.040322	1.41%	0	2005
	12.000142	12.858506	7.15%	0	2004
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.434090	13.936072	3.74%	0	2007
	11.904638	13.434090	12.85%	0	2006
	11.774304	11.904638	1.11%	0	2005
	11.570934	11.774304	1.76%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.032413	12.086400	-13.87%	0	2007
	13.958952	14.032413	0.53%	0	2006
	13.617890	13.958952	2.50%	0	2005
	12.629559	13.617890	7.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.088254	13.203521	-12.49%	0	2007
	13.338695	15.088254	13.12%	0	2006
	13.109750	13.338695	1.75%	0	2005
	12.329751	10.109750	6.33%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.647992	14.527619	6.45%	0	2007
	12.138671	13.647992	12.43%	0	2006
	12.291793	12.138671	-1.25%	0	2005
	11.818555	12.291793	4.00%	0	2004

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.194422	9.750141	-4.36%	0	2007
	10.000000	10.194422	1.94%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.893854	10.099163	2.08%	0	2007
	9.804217	9.893854	0.91%	0	2006
	9.997561	9.804217	-1.93%	0	2005
	9.965327	9.997561	0.32%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.821769	19.157279	13.88%	0	2007
	15.545572	16.821769	8.21%	0	2006
	13.723723	15.545572	13.28%	0	2005
	12.272996	13.723723	11.82%	0	2004

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	15.008928	21.222148	41.40%	0	2007
	13.253757	15.008928	13.24%	0	2006
	10.000000	13.253757	32.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.066649	15.796657	-1.68%	0	2007
	13.795673	16.066649	16.46%	0	2006
	13.456846	13.795673	2.52%	0	2005
	12.459069	13.456846	8.01%	0	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.266401	11.859198	5.26%	0	2007
	10.587614	11.266401	6.41%	0	2006
	10.000000	10.587614	5.88%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.814257	12.613068	6.76%	0	2007
	10.891253	11.814257	8.47%	0	2006
	10.000000	10.891253	8.91%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.169241	13.123546	7.84%	0	2007
	11.097340	12.169241	9.66%	0	2006
	10.000000	11.097340	10.97%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.090608	16.097330	22.97%	0	2007
	12.649189	13.090608	3.49%	0	2006
	12.346444	12.649189	2.45%	0	2005
	12.330205	12.346444	0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.128315	10.234658	1.05%	0	2007
	10.015658	10.128315	1.12%	0	2006
	10.122163	10.015658	-1.05%	0	2005
	10.005256	10.122163	1.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.885751	23.387002	11.98%	0	2007
	19.134542	20.885751	9.15%	0	2006
	16.696106	19.134542	14.60%	0	2005
	13.793477	16.696106	21.04%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.832105	23.673771	13.64%	0	2007
	18.215158	20.832105	14.37%	0	2006
	15.791349	18.215158	15.35%	0	2005
	14.352034	15.791349	10.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.403139	16.368834	13.65%	0	2007
	12.589481	14.403139	14.41%	0	2006
	10.918019	12.589481	15.31%	0	2005
	10.000000	10.918019	9.18%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.131407	18.560573	2.37%	0	2007
	16.094853	18.131407	12.65%	0	2006
	16.181416	16.094853	-0.53%	0	2005
	14.638700	16.181416	10.54%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	10.999677	11.080202	0.73%	0	2007
	10.000000	10.999677	10.00%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.830946	14.011474	-5.53%	0	2007
	13.039769	14.830946	13.74%	0	2006
	12.983211	13.039769	0.44%	0	2005
	12.045993	12.983211	7.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.855057	17.869494	-5.23%	0	2007
	16.598023	18.855057	13.60%	0	2006
	15.714493	16.598023	5.62%	0	2005
	13.078014	15.714493	20.16%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.628896	19.527774	24.95%	0	2007
	12.557258	15.628896	24.46%	0	2006
	10.000000	12.557258	25.57%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.865540	21.146720	12.09%	0	2007
	15.996704	18.865540	17.93%	0	2006
	14.952499	15.996704	6.98%	0	2005
	12.991703	14.952499	15.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.381842	16.119306	12.08%	0	2007
	12.193209	14.381842	17.95%	0	2006
	11.401040	12.193209	6.95%	0	2005
	10.000000	11.401040	14.01%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.618516	11.446355	7.80%	0	2007
	9.690179	10.618516	9.58%	0	2006
	10.000000	9.690179	-3.10%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.749207	13.650885	7.07%	0	2007
	11.890510	12.749207	7.22%	0	2006
	11.373293	11.890510	4.55%	0	2005
	10.815940	11.373293	5.15%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.312013	20.311904	32.65%	0	2007
	14.450732	15.312013	5.96%	0	2006
	13.220843	14.450732	9.30%	0	2005
	11.541708	13.220843	14.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.940436	16.424740	3.04%	0	2007
	14.819240	15.940436	7.57%	0	2006
	13.759029	14.819240	7.71%	0	2005
	12.063045	13.759029	14.06%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.229503	35.085929	24.29%	0	2007
	14.454788	28.229503	42.39%	0	2006
	11.274929	14.454788	28.20%	0	2005
	10.000000	11.274929	12.75%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.591711	25.603961	24.34%	0	2007
	19.825334	20.591711	42.46%	0	2006
	15.473111	19.825334	28.13%	0	2005
	13.426165	15.473111	15.25%	0	2004

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.660236	9.826118	1.72%	0	2007
	9.546777	9.660236	1.19%	0	2006
	9.691239	9.546777	-1.49%	0	2005
	9.903507	9.691238	-2.14%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.673971	13.661043	7.79%	0	2007
	12.163031	12.673971	4.20%	0	2006
	12.017285	12.163031	1.21%	0	2005
	11.355831	12.017285	5.82%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.332392	17.060349	4.46%	0	2007
	13.956727	16.332392	17.02%	0	2006
	13.499305	13.956727	3.39%	0	2005
	12.107371	13.499305	11.50%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.715880	13.384456	-2.42%	0	2007
	13.419688	13.715880	2.21%	0	2006
	13.430116	13.419688	-0.08%	0	2005
	12.362790	13.430116	8.63%	0	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.814772	13.842936	0.20%	0	2007
	11.523451	13.814772	19.88%	0	2006
	10.000000	11.523451	15.23%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.099587	20.286401	18.64%	0	2007
	15.382955	17.099587	11.16%	0	2006
	13.966047	15.382955	10.15%	0	2005
	12.395570	13.966047	12.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.320585	12.326477	0.05%	0	2007
	11.436904	12.320585	7.73%	0	2006
	10.000000	11.436904	14.37%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.292170	15.976650	4.48%	0	2007
	13.849765	15.292170	10.41%	0	2006
	13.346916	13.849765	3.77%	0	2005
	12.134069	13.346916	10.00%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.352988	10.668436	3.05%	0	2007
	10.000000	10.352988	3.53%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.335279	10.333205	-0.02%	0	2007
	10.000000	10.335279	3.35%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.632602	11.805488	11.03%	0	2007
	10.000000	10.632602	6.33%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.164081	11.041848	8.64%	0	2007
	10.000000	10.164081	1.64%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.699564	-3.00%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.445815	12.461746	0.13%	0	2007
	11.587708	12.445815	7.41%	0	2006
	11.655376	11.587708	-0.58%	0	2005
	10.902580	11.655376	6.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.102217	11.120039	0.16%	0	2007
	10.337176	11.102217	7.40%	0	2006
	10.000000	10.337176	3.37%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	31.329657	44.162882	40.96%	0	2007
	23.667553	31.329657	32.37%	0	2006
	18.417335	23.667553	28.51%	0	2005
	15.748667	18.417335	16.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.840375	28.017167	41.21%	0	2007
	14.961672	19.840375	32.61%	0	2006
	11.628878	14.961672	28.66%	0	2005
	10.000000	11.628878	16.29%	0	2004

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.327720	23.694241	16.56%	0	2007
	15.242822	20.327720	33.36%	0	2006
	14.782091	15.242822	3.12%	0	2005
	11.750192	14.782091	25.80%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.348407	18.519157	-4.29%	0	2007
	16.592118	19.348407	16.61%	0	2006
	15.422614	16.592118	7.58%	0	2005
	13.152205	15.422614	17.26%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.949017	10.350451	4.03%	0	2007
	9.914054	9.949017	0.35%	0	2006
	9.886658	9.914054	0.28%	0	2005
	9.860251	9.886658	0.27%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.450725	14.746408	9.63%	0	2007
	13.522315	13.450725	-0.53%	0	2006
	12.871172	13.522315	5.06%	0	2005
	12.323283	12.871172	4.45%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.194456	11.181639	9.68%	0	2007
	10.250372	10.194456	-0.55%	0	2006
	9.752536	10.250372	5.10%	0	2005
	10.000000	9.752536	-2.47%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.750967	11.417470	6.20%	0	2007
	10.000000	10.750967	7.51%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.935500	11.187982	2.31%	0	2007
	10.607328	10.935500	3.09%	0	2006
	10.573577	10.607328	0.32%	0	2005
	10.405257	10.573577	1.62%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.133582	12.470094	2.77%	0	2007
	11.524270	12.133582	5.29%	0	2006
	11.357949	11.524270	1.46%	0	2005
	10.915663	11.357949	4.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.499289	13.847446	2.58%	0	2007
	12.483991	13.499289	8.13%	0	2006
	12.203565	12.483991	2.30%	0	2005
	11.473815	12.203565	6.36%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.227391	15.692672	3.06%	7,938	2007
	13.690198	15.227391	11.23%	7,938	2006
	13.166672	13.690198	3.98%	7,938	2005
	12.096924	13.166672	8.84%	7,938	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.542776	17.017388	2.87%	5,205	2007
	14.576583	16.542776	13.49%	5,205	2006
	13.907522	14.576583	4.81%	5,205	2005
	12.560927	13.907522	10.72%	5,205	2004

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.790949	16.668789	5.56%	0	2007
	14.830885	15.790949	6.47%	0	2006
	13.934731	14.830885	6.43%	0	2005
	12.456019	13.934731	11.87%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.893707	17.641031	4.42%	0	2007
	15.831280	16.893707	6.71%	0	2006
	14.543012	15.831280	8.86%	0	2005
	12.941316	14.543012	12.38%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.696233	9.864687	1.74%	0	2007
	9.552274	9.696233	1.51%	0	2006
	9.581141	9.552274	-0.30%	0	2005
	9.787876	9.581141	-2.11%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.493766	20.435011	-0.29%	0	2007
	17.241481	20.493766	18.86%	0	2006
	15.882898	17.241481	8.55%	0	2005
	13.630908	15.882898	16.52%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.665811	14.622321	-0.30%	0	2007
	12.338001	14.665811	18.87%	0	2006
	11.364307	12.338001	8.57%	0	2005
	10.000000	11.364307	13.64%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	14.213183	15.109742	6.31%	0	2007
	14.212372	14.213183	0.01%	0	2006
	13.584600	14.212372	4.62%	0	2005
	12.362310	13.584600	9.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.882526	17.006506	-9.94%	0	2007
	16.605827	18.882526	13.71%	0	2006
	16.637516	16.605827	-0.19%	0	2005
	14.645102	16.637516	13.60%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.066722	17.872169	-1.08%	0	2007
	16.648325	18.066722	8.52%	0	2006
	15.306215	16.648325	8.77%	0	2005
	13.270446	15.306215	15.34%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.515092	15.204239	4.75%	0	2007
	13.180964	14.515092	10.12%	0	2006
	12.680737	13.180964	3.94%	0	2005
	11.922694	12.680737	6.36%	0	2004

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.345610	16.712913	16.50%	0	2007
	13.347747	14.345610	7.48%	0	2006
	13.852672	13.347747	-3.64%	0	2005
	13.713318	13.852672	1.02%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.186955	13.022874	16.41%	0	2007
	10.360060	11.186955	7.98%	0	2006
	10.751957	10.360060	-3.64%	0	2005
	10.000000	10.751957	7.52%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.967996	17.745627	18.56%	0	2007
	15.492183	14.967996	-3.38%	0	2006
	14.282499	15.492183	8.47%	0	2005
	13.121426	14.282499	8.85%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.984278	15.113654	-5.45%	0	2007
	14.243936	15.984278	12.22%	0	2006
	14.110530	14.243936	0.95%	0	2005
	12.411279	14.110530	13.69%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.893552	11.065126	1.58%	0	2007
	10.700276	10.893552	1.81%	0	2006
	10.783870	10.700276	-0.78%	0	2005
	10.424765	10.783870	3.44%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	13.435402	14.851457	10.54%	0	2007
	12.848610	13.435402	4.57%	0	2006
	12.617678	12.848610	1.83%	0	2005
	12.188116	12.617678	3.52%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.416256	14.843883	2.97%	0	2007
	12.645362	14.416256	14.00%	0	2006
	11.417920	12.645362	10.75%	0	2005
	10.000000	11.417920	14.18%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	20.402828	21.012505	2.99%	0	2007
	17.901961	20.402828	13.97%	0	2006
	16.162460	17.901961	10.76%	0	2005
	14.001678	16.162460	15.43%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.460886	-5.39%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	12.151338	11.741725	-3.37%	0	2007
	11.456241	12.151338	6.07%	0	2006
	11.565559	11.456241	-0.95%	0	2005
	10.954392	11.565559	5.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.522344	14.684251	1.11%	0	2007
	13.031540	14.522344	11.44%	0	2006
	12.690995	13.031540	2.68%	0	2005
	11.974785	12.690995	5.98%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	18.634685	17.839431	-4.27%	0	2007
	16.736436	18.634685	11.34%	0	2006
	15.708576	16.736436	6.54%	0	2005
	13.574057	15.708576	15.72%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.119153	13.791800	-8.78%	0	2007
	13.432161	15.119153	12.56%	0	2006
	13.144882	13.432161	2.19%	0	2005
	12.183573	13.144882	7.89%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.134074	20.130464	5.21%	0	2007
	15.427356	19.134074	24.03%	0	2006
	14.159595	15.427356	8.95%	0	2005
	12.549818	14.159595	12.83%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.457162	12.761582	2.44%	0	2007
	12.166878	12.457162	2.39%	0	2006
	11.854318	12.166878	2.64%	0	2005
	11.623350	11.854318	1.99%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.780778	12.865766	9.21%	0	2007
	11.096477	11.780778	6.17%	0	2006
	10.000000	11.096477	10.96%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	12.018820	12.021913	0.03%	0	2007
	10.431436	12.018820	15.22%	0	2006
	10.000000	10.431436	4.31%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.033075	10.249756	2.16%	0	2007
	9.932069	10.033075	1.02%	0	2006
	10.000000	9.932069	-0.68%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.274400	10.495392	2.15%	0	2007
	10.216599	10.274400	0.57%	0	2006
	10.122660	10.216599	0.93%	0	2005
	10.016986	10.122660	1.05%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.536948	16.048567	3.29%	0	2007
	14.439659	15.536948	7.60%	0	2006
	13.260395	14.439659	8.89%	0	2005
	12.405989	13.260395	6.89%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.673154	21.422224	-19.69%	0	2007
	19.951427	26.673154	33.69%	0	2006
	17.597589	19.951427	13.38%	0	2005
	13.318588	17.597589	32.13%	0	2004

Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.387143	15.126529	-1.69%	0	2007
	14.044173	15.387143	9.56%	0	2006
	13.731881	14.044173	2.27%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.553086	14.686527	8.36%	0	2007
	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.014412	18.241821	7.21%	0	2007
	15.086644	17.014412	12.78%	0	2006
	14.232956	15.086644	6.00%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.118942	15.375622	1.70%	0	2007
	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.847442	17.573499	-1.53%	0	2007
	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.332417	14.805438	-3.44%	0	2007
	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.414683	21.059546	14.36%	0	2007
	15.217279	18.414683	21.01%	0	2006
	13.868763	15.217279	9.72%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.779987	16.900233	14.35%	0	2007
	12.201804	14.779987	21.13%	0	2006
	11.133617	12.201804	9.59%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.923783	12.229905	-5.37%	0	2007
	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.593156	13.587013	17.20%	0	2007
	12.369972	11.593156	-6.28%	0	2006
	12.504494	12.369972	-1.08%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.918394	14.618543	-8.17%	0	2007
	13.851642	15.918394	14.92%	0	2006
	13.617689	13.851642	1.72%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.857597	16.046324	35.33%	0	2007
	11.227000	11.857597	5.62%	0	2006
	10.000000	11.227000	12.27%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.208498	10.840574	6.19%	0	2007
	10.358916	10.208498	-1.45%	0	2006
	10.514102	10.358916	-1.48%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.089017	17.428380	-3.65%	0	2007
	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.533868	14.799078	1.82%	0	2007
	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	0	2005*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.383510	13.869227	3.63%	0	2007
	11.872011	13.383510	12.73%	0	2006
	11.754107	11.872011	1.00%	0	2005*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.979570	12.028400	-13.96%	0	2007
	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.031453	13.140187	-12.58%	0	2007
	13.302143	15.031453	13.00%	0	2006
	13.087265	13.302143	1.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.596609	14.457937	6.33%	0	2007
	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.187464	9.733405	-4.46%	0	2007
	10.000000	10.187464	1.87%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.856585	10.050698	1.97%	0	2007
	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.758440	19.065394	13.77%	0	2007
	15.502973	16.758440	8.10%	0	2006
	13.700175	15.502973	13.16%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	14.983295	21.163955	41.25%	0	2007
	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.006173	15.720908	-1.78%	0	2007
	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.247150	11.826686	5.15%	0	2007
	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.794078	12.578500	6.65%	0	2007
	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.148444	13.087557	7.73%	0	2007
	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.041325	16.020120	22.84%	0	2007
	12.614528	13.041325	3.38%	0	2006
	12.325260	12.614528	2.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.090136	10.185518	0.95%	0	2007
	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.807151	23.274860	11.86%	0	2007
	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.753700	23.560250	13.52%	0	2007
	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.363796	16.307217	13.53%	0	2007
	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.063175	18.471579	2.26%	0	2007
	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	10.992170	11.061170	0.63%	0	2007
	10.000000	10.992170	9.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.775106	13.944266	-5.62%	0	2007
	13.004019	14.775106	13.62%	0	2006
	12.960924	13.004019	0.33%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.784090	17.783788	-5.33%	0	2007
	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.602208	19.474261	24.82%	0	2007
	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.794486	21.045257	11.98%	0	2007
	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.342545	16.058617	11.96%	0	2007
	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.600367	11.414962	7.68%	0	2007
	9.683554	10.600367	9.47%	0	2006
	10.000000	9.683554	-3.16%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.701195	13.585399	6.96%	0	2007
	11.857903	12.701195	7.11%	0	2006
	11.353765	11.857903	4.44%	0	2005*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.254372	20.214493	32.52%	0	2007
	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.880410	16.345950	2.93%	0	2007
	14.778610	15.880410	7.46%	0	2006
	13.735407	14.778610	7.59%	0	2005*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.701195	13.585399	6.96%	0	2007
	19.770989	12.701195	7.11%	0	2006
	15.446543	19.770989	28.00%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.535480	25.507614	24.21%	0	2007
	14.430126	20.535480	42.31%	0	2006
	11.267251	14.430126	28.07%	0	2005*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.623829	9.778947	1.61%	0	2007
	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.626246	13.595508	7.68%	0	2007
	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.270888	16.978496	4.35%	0	2007
	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.664225	13.320237	-2.52%	0	2007
	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.791193	13.805014	0.10%	0	2007
	11.515595	13.791193	19.76%	0	2006
	10.000000	11.515595	15.16%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.029385	20.182200	18.51%	0	2007
	15.335553	17.029385	11.05%	0	2006
	13.937311	15.335553	10.03%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.299533	12.292666	-0.06%	0	2007
	11.429104	12.299533	7.62%	0	2006
	10.000000	11.429104	14.29%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.234573	15.899992	4.37%	0	2007
	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.345915	10.650098	2.94%	0	2007
	10.000000	10.345915	3.46%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.328221	10.315448	-0.12%	0	2007
	10.000000	10.328221	3.28%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.625350	11.785221	10.92%	0	2007
	10.000000	10.625350	6.25%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.157143	11.022878	8.52%	0	2007
	10.000000	10.157143	1.57%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.692891	-3.07%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.398960	12.401968	0.02%	0	2007
	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.083244	11.089547	0.06%	0	2007
	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	31.211765	43.951190	40.82%	0	2007
	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.786180	27.911748	41.07%	0	2007
	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.251226	23.580659	16.44%	0	2007
	15.201056	20.251226	33.22%	0	2006
	14.756746	15.201056	3.01%	0	2005*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.275564	18.430330	-4.39%	0	2007
	16.546643	19.275564	16.49%	0	2006
	15.396146	16.546643	7.47%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.911521	10.300774	3.93%	0	2007
	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.400062	14.675652	9.52%	0	2007
	13.485238	13.400062	-0.63%	0	2006
	12.849077	13.485238	4.95%	0	2005*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.166600	11.139543	9.57%	0	2007
	10.232874	10.166600	-0.65%	0	2006
	9.745889	10.232874	5.00%	0	2005*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.743629	11.397857	6.09%	0	2007
	10.000000	10.743629	7.44%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.894316	11.134318	2.20%	0	2007
	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.087882	12.410247	2.67%	0	2007
	11.492659	12.087882	5.18%	0	2006
	11.338438	11.492659	1.36%	0	2005*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.448467	13.781030	2.47%	0	2007
	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	0	2005*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.170057	15.617391	2.95%	78,491	2007
	13.652670	15.170057	11.11%	78,491	2006
	13.144074	13.652670	3.87%	5,926	2005*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.480522	16.935793	2.76%	20,153	2007
	14.536645	16.480522	13.37%	20,315	2006
	13.883674	14.536645	4.70%	24,248	2005*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.731486	16.588818	5.45%	0	2007
	14.790227	15.731486	6.36%	0	2006
	13.910807	14.790227	6.32%	0	2005*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.830087	17.556398	4.32%	0	2007
	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.657254	9.814857	1.63%	0	2007
	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.416599	20.336975	-0.39%	0	2007
	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.625730	14.567253	-0.40%	0	2007
	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	14.159664	15.037255	6.20%	0	2007
	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.811410	16.924893	-10.03%	0	2007
	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.998708	17.786451	-1.18%	0	2007
	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.460442	15.131313	4.64%	0	2007
	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.291610	16.632767	16.38%	0	2007
	13.311177	14.291610	7.37%	0	2006
	13.828908	13.311177	-3.74%	0	2005*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.156378	12.973836	16.29%	0	2007
	10.342363	11.156378	7.87%	0	2006
	10.744627	10.342363	-3.74%	0	2005*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.911641	17.660510	18.43%	0	2007
	15.449721	14.911641	-3.48%	0	2006
	14.257994	15.449721	8.36%	0	2005*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.924078	15.041143	-5.54%	0	2007
	14.204881	15.924078	12.10%	0	2006
	14.086302	14.204881	0.84%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.852545	11.012066	1.47%	0	2007
	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	13.384802	14.780213	10.43%	0	2007
	12.813390	13.384802	4.46%	0	2006
	12.596024	12.813390	1.73%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.376897	14.788027	2.86%	0	2007
	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	20.326030	20.911734	2.88%	0	2007
	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.454387	-5.46%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	12.105578	11.685391	-3.47%	0	2007
	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.467660	14.613817	1.01%	0	2007
	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	18.564541	17.753864	-4.37%	0	2007
	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.062228	13.725637	-8.87%	0	2007
	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.062055	20.033926	5.10%	0	2007
	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.410247	12.700359	2.34%	0	2007
	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.760651	12.830483	9.10%	0	2007
	11.088903	11.760651	6.06%	0	2006
	10.000000	11.088903	10.89%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	11.998293	11.988964	-0.08%	0	2007
	10.424316	11.998293	15.10%	0	2006
	10.000000	10.424316	4.24%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	10.015926	10.221642	2.05%	0	2007
	9.925287	10.015926	0.91%	0	2006
	10.000000	9.925287	-0.75%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.235700	10.445043	2.05%	0	2007
	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.473146	15.966124	3.19%	0	2007
	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.563733	21.312239	-19.77%	0	2007
	19.889979	26.563733	33.55%	0	2006
	17.561416	19.889979	13.26%	0	2005*

Additional Contract Options Elected (Total 3.40%)
(Variable account charges of 3.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.156104	14.837619	-2.10%	0	2007
	13.890417	15.156104	9.11%	0	2006
	13.637615	13.890417	1.85%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.349557	14.406000	7.91%	0	2007
	13.028883	13.349557	2.46%	0	2006
	12.420563	13.028883	4.90%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.758933	17.893408	6.77%	0	2007
	14.921477	16.758933	12.31%	0	2006
	14.135242	14.921477	5.56%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.891954	15.081994	1.28%	0	2007
	13.176580	14.891954	13.02%	0	2006
	13.039662	13.176580	1.05%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.579526	17.237909	-1.94%	0	2007
	15.933607	17.579526	10.33%	0	2006
	15.466969	15.933607	3.02%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.102228	14.522679	-3.84%	0	2007
	13.382127	15.102228	12.85%	0	2006
	13.253021	13.382127	0.97%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.138192	20.657368	13.89%	0	2007
	15.050676	18.138192	20.51%	0	2006
	13.773544	15.050676	9.27%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV- Q/NQ	14.618710	16.646536	13.87%	0	2007
	12.118476	14.618710	20.63%	0	2006
	11.103233	12.118476	9.14%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II- Q/NQ	12.835475	12.095960	-5.76%	0	2007
	11.050744	12.835475	16.15%	0	2006
	10.000000	11.050744	10.51%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.419060	13.327509	16.71%	0	2007
	12.234561	11.419060	-6.67%	0	2006
	12.418656	12.234561	-1.48%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.679395	14.339330	-8.55%	0	2007
	13.699982	15.679395	14.45%	0	2006
	13.524194	13.699982	1.30%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II- Q/NQ	11.776551	15.870635	34.76%	0	2007
	11.196330	11.776551	5.18%	0	2006
	10.000000	11.196330	11.96%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.041381	10.618897	5.75%	0	2007
	10.231413	10.041381	-1.86%	0	2006
	10.427570	10.231413	-1.88%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.817483	17.095555	-4.05%	0	2007
	16.119829	17.817483	10.53%	0	2006
	15.559843	16.119829	3.60%	0	2005*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.315683	14.516479	1.40%	0	2007
	12.862198	14.315683	11.30%	0	2006
	12.748325	12.862198	0.89%	0	2005*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.182538	13.604316	3.20%	0	2007
	11.742010	13.182538	12.27%	0	2006
	11.673391	11.742010	0.59%	0	2005*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.769653	11.798606	-14.31%	0	2007
	13.768300	13.769653	0.01%	0	2006
	13.501187	13.768300	1.98%	0	2005*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.805765	12.889203	-12.94%	0	2007
	13.156508	14.805765	12.54%	0	2006
	12.997419	13.156508	1.22%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.392444	14.181799	5.89%	0	2007
	11.972852	13.392444	11.86%	0	2006
	12.186450	11.972852	-1.75%	0	2005*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.159586	9.666491	-4.85%	0	2007
	10.000000	10.159586	1.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.708499	9.858666	1.55%	0	2007
	9.670195	9.708499	0.40%	0	2006
	9.911792	9.670195	-2.44%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.506851	18.701344	13.29%	0	2007
	15.333274	16.506851	7.65%	0	2006
	13.606122	15.333274	12.69%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2- Q/NQ	14.880933	20.932225	40.66%	0	2007
	13.208573	14.880933	12.66%	0	2006
	10.000000	13.208573	32.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.765853	15.420642	-2.19%	0	2007
	13.607251	15.765853	15.86%	0	2006
	13.341540	13.607251	1.99%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2- Q/NQ	11.170285	11.697154	4.72%	0	2007
	10.551455	11.170285	5.86%	0	2006
	10.000000	10.551455	5.51%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2- Q/NQ	11.713467	12.440738	6.21%	0	2007
	10.854066	11.713467	7.92%	0	2006
	10.000000	10.854066	8.54%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2- Q/NQ	12.065416	12.944229	7.28%	0	2007
	11.059454	12.065416	9.10%	0	2006
	10.000000	11.059454	10.59%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.845457	15.714127	22.33%	0	2007
	12.476392	12.845457	2.96%	0	2006
	12.240627	12.476392	1.93%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.938557	9.990918	0.53%	0	2007
	9.878744	9.938557	0.61%	0	2006
	10.035340	9.878744	-1.56%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.494809	22.830434	11.40%	0	2007
	18.873300	20.494809	8.59%	0	2006
	16.553097	18.873300	14.02%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.442160	23.110366	13.05%	0	2007
	17.966446	20.442160	13.78%	0	2006
	15.656079	17.966446	14.76%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.207054	16.062402	13.06%	0	2007
	12.482180	14.207054	13.82%	0	2006
	10.880801	12.482180	14.72%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.792023	18.118855	1.84%	0	2007
	15.875083	17.792023	12.08%	0	2006
	16.042813	15.875083	-1.05%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund: Class 2 - Q/NQ	10.962108	10.985192	0.21%	0	2007
	10.000000	10.962108	9.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.553247	13.677924	-6.01%	0	2007
	12.861636	14.553247	13.15%	0	2006
	12.871941	12.861636	-0.08%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.502108	17.444158	-5.72%	0	2007
	16.371385	18.502108	13.01%	0	2006
	15.579876	16.371385	5.08%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3- Q/NQ	15.495619	19.261060	24.30%	0	2007
	12.514422	15.495619	23.82%	0	2006
	10.000000	12.514422	25.14%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.512354	20.643422	11.51%	0	2007
	15.778226	18.512354	17.33%	0	2006
	14.824382	15.778226	6.43%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.186058	15.817568	11.50%	0	2007
	12.089284	14.186058	17.34%	0	2006
	11.362197	12.089284	6.40%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3- Q/NQ	10.527903	11.289942	7.24%	0	2007
	9.657056	10.527903	9.02%	0	2006
	10.000000	9.657056	-3.43%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.510456	13.325914	6.52%	0	2007
	11.728051	12.510456	6.67%	0	2006
	11.275785	11.728051	4.01%	0	2005*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.025309	19.828446	31.97%	0	2007
	14.253356	15.025309	5.42%	0	2006
	13.107541	14.253356	8.74%	0	2005*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.642015	16.033809	2.50%	0	2007
	14.616852	15.642015	7.01%	0	2006
	13.641122	14.616852	7.15%	0	2005*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	27.701153	34.251124	23.65%	0	2007
	19.554633	27.701153	41.66%	0	2006
	15.340520	19.554633	27.47%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.311484	25.124842	23.70%	0	2007
	14.331630	20.311484	41.72%	0	2006
	11.236504	14.331630	27.55%	0	2005*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.479262	9.592121	1.19%	0	2007
	9.416279	9.479262	0.67%	0	2006
	9.608102	9.416279	-2.00%	0	2005*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.436620	13.335826	7.23%	0	2007
	11.996868	12.436620	3.67%	0	2006
	11.914281	11.996868	0.69%	0	2005*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.026621	16.654283	3.92%	0	2007
	13.766096	16.026621	16.42%	0	2006
	13.383626	13.766096	2.86%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.459044	13.065799	-2.92%	0	2007
	13.236411	13.459044	1.68%	0	2006
	13.315046	13.236411	-0.59%	0	2005*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class - Q/NQ	13.696940	13.653807	-0.31%	0	2007
	11.484116	13.696940	19.27%	0	2006
	10.000000	11.484116	14.84%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.750736	19.769688	18.02%	0	2007
	15.146926	16.750736	10.59%	0	2006
	13.822689	15.146926	9.58%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class - Q/NQ	12.215471	12.157994	-0.47%	0	2007
	11.397874	12.215471	7.17%	0	2006
	10.000000	11.397874	13.98%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.005831	15.596325	3.94%	0	2007
	13.660569	15.005831	9.85%	0	2006
	13.232513	13.660569	3.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.317609	10.576930	2.51%	0	2007
	10.000000	10.317609	3.18%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.299969	10.244575	-0.54%	0	2007
	10.000000	10.299969	3.00%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.596274	11.704260	10.46%	0	2007
	10.000000	10.596274	5.96%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.129342	10.947122	8.07%	0	2007
	10.000000	10.129342	1.29%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.666139	-3.34%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.212755	12.165086	-0.39%	0	2007
	11.429368	12.212755	6.85%	0	2006
	11.555448	11.429368	-1.09%	0	2005*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.007480	10.968087	-0.36%	0	2007
	10.301860	11.007480	6.85%	0	2006
	10.000000	10.301860	3.02%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	30.743433	43.112415	40.23%	0	2007
	23.344525	30.743433	31.69%	0	2006
	18.259610	23.344525	27.85%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.570383	27.492990	40.48%	0	2007
	14.834219	19.570383	31.93%	0	2006
	11.589239	14.834219	28.00%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	19.947229	23.130429	15.96%	0	2007
	15.034646	19.947229	32.68%	0	2006
	14.655458	15.034646	2.59%	0	2005*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.986224	18.078377	-4.78%	0	2007
	16.365554	18.986224	16.01%	0	2006
	15.290499	16.365554	7.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.762591	10.103939	3.50%	0	2007
	9.778516	9.762591	-0.16%	0	2006
	9.801829	9.778516	-0.24%	0	2005*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.198802	14.395320	9.07%	0	2007
	13.337577	13.198802	-1.04%	0	2006
	12.760853	13.337577	4.52%	0	2005*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.055611	10.972259	9.12%	0	2007
	10.162972	10.055611	-1.06%	0	2006
	9.719279	10.162972	4.57%	0	2005*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.714235	11.319542	5.65%	0	2007
	10.000000	10.714235	7.14%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.730662	10.921585	1.78%	0	2007
	10.462364	10.730662	2.56%	0	2006
	10.482908	10.462364	-0.20%	0	2005*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.906340	12.173197	2.24%	0	2007
	11.366796	11.906340	4.75%	0	2006
	11.260566	11.366796	0.94%	0	2005*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.246519	13.517812	2.05%	0	2007
	12.313453	13.246519	7.58%	0	2006
	12.098968	12.313453	1.77%	0	2005*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.942261	15.319104	2.52%	0	2007
	13.503183	14.942261	10.66%	0	2006
	13.053827	13.503183	3.44%	0	2005*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.233114	16.612383	2.34%	0	2007
	14.377543	16.233114	12.91%	0	2006
	13.788389	14.377543	4.27%	0	2005*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.495247	16.271958	5.01%	0	2007
	14.628307	15.495247	5.93%	0	2006
	13.815308	14.628307	5.88%	0	2005*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.577406	17.221112	3.88%	0	2007
	15.615076	16.577406	6.16%	0	2006
	14.418395	15.615076	8.30%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.502491	9.617526	1.21%	0	2007
	9.409728	9.502491	0.99%	0	2006
	9.486883	9.409728	-0.81%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.110090	19.948576	-0.80%	0	2007
	17.005995	20.110090	18.25%	0	2006
	15.746807	17.005995	8.00%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.466163	14.348562	-0.81%	0	2007
	12.232840	14.466163	18.26%	0	2006
	11.325590	12.232840	8.01%	0	2005*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II	13.947041	14.750039	5.76%	0	2007
	14.018277	13.947041	-0.51%	0	2006
	13.468192	14.018277	4.08%	0	2005*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.529053	16.601678	-10.40%	0	2007
	16.379070	18.529053	13.13%	0	2006
	16.494994	16.379070	-0.70%	0	2005*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.728517	17.446782	-1.59%	0	2007
	16.421006	17.728517	7.96%	0	2006
	15.175093	16.421006	8.21%	0	2005*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.243324	14.842332	4.21%	0	2007
	13.000925	14.243324	9.56%	0	2006
	12.572073	13.000925	3.41%	0	2005*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.077021	16.315110	15.90%	0	2007
	13.165456	14.077021	6.92%	0	2006
	13.734005	13.165456	-4.14%	0	2005*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.034638	12.779074	15.81%	0	2007
	10.271737	11.034638	7.43%	0	2006
	10.715310	10.271737	-4.14%	0	2005*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.687721	17.323213	17.94%	0	2007
	15.280592	14.687721	-3.88%	0	2006
	14.160121	15.280592	7.91%	0	2005*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.685005	14.753890	-5.94%	0	2007
	14.049374	15.685005	11.64%	0	2006
	13.989608	14.049374	0.43%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.689507	10.801668	1.05%	0	2007
	10.554039	10.689507	1.28%	0	2006
	10.691388	10.554039	-1.28%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class - Q/NQ	13.183815	14.497909	9.97%	0	2007
	12.673109	13.183815	4.03%	0	2006
	12.509545	12.673109	1.31%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV - Q/NQ	14.220021	14.566016	2.43%	0	2007
	12.537602	14.220021	13.42%	0	2006
	11.379022	12.537602	10.18%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class - Q/NQ	20.020930	20.512434	2.45%	0	2007
	17.657514	20.020930	13.38%	0	2006
	16.024009	17.657514	10.19%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.428292	-5.72%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class - Q/NQ	11.923742	11.462146	-3.87%	0	2007
	11.299680	11.923742	5.52%	0	2006
	11.466392	11.299680	-1.45%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Class - Q/NQ	14.250452	14.334728	0.59%	0	2007
	12.853548	14.250452	10.87%	0	2006
	12.582255	12.853548	2.16%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Class - Q/NQ	18.285877	17.414840	-4.76%	0	2007
	16.507933	18.285877	10.77%	0	2006
	15.574019	16.507933	6.00%	0	2005*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.836102	13.463490	-9.25%	0	2007
	13.248705	14.836102	11.98%	0	2006
	13.032252	13.248705	1.66%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	18.775857	19.651313	4.66%	0	2007
	15.216627	18.775857	23.39%	0	2006
	14.038262	15.216627	8.39%	0	2005*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.223871	12.457752	1.91%	0	2007
	12.000670	12.223871	1.86%	0	2006
	11.752715	12.000670	2.11%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II- Q/NQ	11.680270	12.689965	8.64%	0	2007
	11.058587	11.680270	5.62%	0	2006
	10.000000	11.058587	10.59%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II- Q/NQ	11.916307	11.857668	-0.49%	0	2007
	10.395820	11.916307	14.63%	0	2006
	10.000000	10.395820	3.96%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II- Q/NQ	9.947444	10.109661	1.63%	0	2007
	9.898130	9.947444	0.50%	0	2006
	10.000000	9.898130	-1.02%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.081942	10.245484	1.62%	0	2007
	10.076954	10.081942	0.05%	0	2006
	10.035831	10.076954	0.41%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.219933	15.639734	2.76%	0	2007
	14.218040	15.219933	7.05%	0	2006
	13.124255	14.218040	8.33%	0	2005*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.129282	20.876682	-20.10%	0	2007
	19.645359	26.129282	33.00%	0	2006
	17.417026	19.645359	12.79%	0	2005*

INSERT FINANCIALS

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

122

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Basic Value Fund – Series II (AIMBValue2) 4,013,670 shares (cost $47,839,083)	$50,652,515
AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 609,311 shares (cost $14,944,066)	17,639,545
AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 1,457,256 shares (cost $27,403,551)	27,002,955
Alger American Balanced Portfolio – Class S Shares (AlgerBal) 20,521 shares (cost $303,398)	317,251
Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr) 41,292 shares (cost $874,055)	958,386
AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 743,258 shares (cost $17,074,093)	19,733,495
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 458,966 shares (cost $7,652,680)	7,816,187
American Century VP – Balanced Fund – Class I (ACVPBal) 9,383,283 shares (cost $61,312,042)	68,779,465
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 10,022,509 shares (cost $86,760,126)	160,159,699
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 3,791,433 shares (cost $25,372,808)	32,075,525
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 1,447,428 shares (cost $10,288,905)	12,216,296
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 7,549,314 shares (cost $78,365,556)	79,645,259
American Century VP – International Fund – Class I (ACVPInt) 5,077,401 shares (cost $32,665,323)	60,217,972
American Century VP – International Fund – Class II (ACVPInt2) 299,944 shares (cost $2,022,177)	3,551,338
American Century VP – International Fund – Class III (ACVPInt3) 2,874,490 shares (cost $19,846,184)	34,091,456
American Century VP – International Fund – Class IV (ACVPInt4) 1,629,185 shares (cost $15,240,639)	19,305,837
American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 449,438 shares (cost $6,282,024)	5,815,727
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 2,149,108 shares (cost $29,370,271)	27,830,945
American Century VP – Ultra® Fund – Class I (ACVPUltra) 377,054 shares (cost $3,953,039)	4,581,202
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 1,414,358 shares (cost $13,859,950)	17,057,153
American Century VP – Value Fund – Class I (ACVPVal) 15,079,566 shares (cost $115,028,536)	112,644,355
American Century VP – Value Fund – Class II (ACVPVal2) 13,402,692 shares (cost $107,628,811)	99,984,082
American Century VP – VistaSM Fund – Class I (ACVPVista1) 569,071 shares (cost $11,525,265)	12,519,559

(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – VistaSM Fund – Class II (ACVPVista2) 1,730,732 shares (cost $34,658,299)	$37,937,645
American Funds IS – Growth Fund – Class 1 (AFGrowth) 261,614 shares (cost $13,458,681)	17,585,683
American Funds IS – High-Income Bond Fund – Class 1 (AFHiInc) 125,016 shares (cost $1,538,377)	1,456,440
American Funds IS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AFUSGvt) 124,052 shares (cost $1,495,900)	1,455,134
Charles Schwab Money Market Portfolio (ChScMM) 22,226,872 shares (cost $22,226,872)	22,226,872
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 226,328 shares (cost $2,108,827)	3,186,696
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 2,421,114 shares (cost $21,180,546)	38,374,655
Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr) 4,069,233 shares (cost $45,188,646)	62,951,034
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,796,804 shares (cost $45,998,673)	49,335,617
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 12,441,495 shares (cost $325,249,508)	465,311,916
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 3,339,462 shares (cost $104,193,924)	124,929,291
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 958,036 shares (cost $31,869,572)	42,977,498
Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS) 497,650 shares (cost $18,434,387)	22,190,193
Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS) 81,877 shares (cost $3,211,996)	2,615,140
Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc) 1,153,066 shares (cost $21,045,761)	29,322,461
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 105,479 shares (cost $2,017,772)	1,796,309
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 429,393 shares (cost $2,449,659)	3,164,624
Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp) 287,318 shares (cost $2,951,713)	2,945,006
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 1,414,148 shares (cost $15,751,551)	16,036,438
Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 5,018,913 shares (cost $56,227,775)	56,663,529
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 33,045,002 shares (cost $766,914,978)	790,105,987
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 7,474,611 shares (cost $181,383,913)	176,176,586
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 16,560,043 shares (cost $613,033,414)	747,189,141
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 2,000,876 shares (cost $71,350,193)	89,339,117
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 16,739,657 shares (cost $106,545,705)	100,103,147
Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR) 2,045,740 shares (cost $13,120,347)	12,192,612

(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 5,949,132 shares (cost $89,475,656)	$150,632,012
Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 2,989,387 shares (cost $53,423,438)	75,541,803
Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 346,398 shares (cost $5,870,575)	8,701,524
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 2,867,007 shares (cost $59,919,129)	71,531,815
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 16,480,162 shares (cost $246,374,573)	273,076,277
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 25,354,081 shares (cost $620,963,070)	707,378,859
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 14,715,887 shares (cost $423,648,918)	404,098,260
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,605,193 shares (cost $19,970,811)	20,337,793
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 35,121,237 shares (cost $433,123,613)	440,420,315
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 1,428,969 shares (cost $19,433,296)	31,966,034
Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 587,696 shares (cost $19,863,239)	21,145,297
Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 6,420,463 shares (cost $207,522,637)	228,761,107
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,058,077 shares (cost $13,643,463)	13,268,285
Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,814,626 shares (cost $23,096,664)	22,900,579
Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 4,482,119 shares (cost $101,093,229)	118,507,229
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 432,061 shares (cost $5,255,681)	5,163,134
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 3,830,254 shares (cost $43,919,117)	45,656,631
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 473,135 shares (cost $5,967,276)	5,970,964
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 5,627,170 shares (cost $67,907,348)	70,902,347
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 273,963 shares (cost $3,553,966)	3,564,253
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 1,454,179 shares (cost $17,769,035)	18,889,791
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 3,630,337 shares (cost $49,449,455)	57,940,181
Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 539,967 shares (cost $7,179,995)	10,934,330
Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 13,792,535 shares (cost $245,967,464)	278,333,349
Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 2,962,612 shares (cost $46,258,514)	49,505,240
Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2) 6,954,334 shares (cost $120,540,546)	120,379,528

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 5,998,153 shares (cost $103,717,239)	$115,584,405
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 4,017,560 shares (cost $69,773,155)	68,700,269
Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 443,522 shares (cost $11,650,016)	13,784,658
Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 1,733,660 shares (cost $50,386,669)	70,733,337
Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 1,076,608 shares (cost $4,252,271)	5,684,490
Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 695,145 shares (cost $2,472,480)	3,600,852
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 415,462 shares (cost $5,453,100)	5,521,487
Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 3,288,420 shares (cost $164,932,877)	213,023,876
Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 259,376 shares (cost $6,548,324)	16,732,339
JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 435,447 shares (cost $12,136,989)	13,355,173
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 32,714,647 shares (cost $425,805,194)	425,290,417
MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 1,954,271 shares (cost $17,570,934)	22,610,914
MFS VIT – Value Series – Service Class (MFSValueS) 5,812,378 shares (cost $81,990,048)	87,883,156
MTB Large-Cap Growth Fund II (MTBLgCapGr) 102,016 shares (cost $1,019,890)	1,130,342
MTB Large-Cap Value Fund II (MTBLgCapV) 139,313 shares (cost $1,544,359)	1,613,239
MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr) 35,889 shares (cost $415,695)	429,232
MTB Managed Allocation Fund – Conservative Growth II (MTBConGr) 8,821 shares (cost $90,744)	92,002
MTB Managed Allocation Fund – Moderate Growth II (MTBModGr) 775,551 shares (cost $8,267,899)	8,383,705
Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 23,813,323 shares (cost $458,062,562)	460,787,805
Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 11,669,974 shares (cost $135,158,844)	130,937,108
Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 2,486,729 shares (cost $60,342,766)	64,853,899
Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 1,833,615 shares (cost $82,815,539)	79,872,277
Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 1,763,795 shares (cost $121,488,565)	127,275,441
Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 2,076,690 shares (cost $16,784,468)	15,865,909
Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 5,358,514 shares (cost $42,377,519)	40,885,462
Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts) 62,131 shares (cost $701,316)	1,404,776

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Emerging Markets Fund – Class II (NVITEmMrkts2) 296,138 shares (cost $3,565,660)	$6,651,262
Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 4,256,017 shares (cost $68,038,684)	96,143,425
Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 4,856,714 shares (cost $84,753,887)	109,664,598
Nationwide VIT – Gartmore Global Utilities Fund – Class II (NVITGlUtl2) 77,365 shares (cost $819,969)	952,360
Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 1,026,536 shares (cost $12,926,806)	12,626,390
Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 8,751 shares (cost $58,991)	123,039
Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 2,691,483 shares (cost $28,736,289)	37,869,162
Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 397,801 shares (cost $6,545,172)	7,550,259
Nationwide VIT – Global Financial Services Fund – Class II (NVITGlFin2) 128,158 shares (cost $1,555,830)	1,389,233
Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 281,778 shares (cost $3,745,701)	3,068,561
Nationwide VIT – Global Health Sciences Fund – Class II (NVITGlHlth2) 187,149 shares (cost $1,961,038)	2,178,416
Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 581,507 shares (cost $6,319,465)	6,861,778
Nationwide VIT – Global Health Sciences Fund – Class VI (NVITGlHlth6) 1,295,208 shares (cost $14,126,291)	15,179,832
Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 67,365 shares (cost $227,711)	346,256
Nationwide VIT – Global Technology and Communications Fund – Class II (NVITGlTech2) 301,157 shares (cost $1,184,833)	1,535,900
Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 1,195,731 shares (cost $5,277,414)	6,193,888
Nationwide VIT – Global Technology and Communications Fund – Class VI (NVITGlTech6) 3,117,885 shares (cost $14,412,986)	15,963,572
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 49,849,748 shares (cost $584,202,064)	579,752,572
Nationwide VIT – Growth Fund – Class I (NVITGrowth) 4,266,722 shares (cost $39,350,496)	61,867,471
Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8) 1,000,345 shares (cost $11,447,406)	11,614,006
Nationwide VIT – International Value Fund – Class II (NVITIntVal2) 142,421 shares (cost $2,069,444)	2,483,822
Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 1,486,580 shares (cost $24,486,293)	25,911,089
Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 15,777,427 shares (cost $280,472,212)	274,211,674
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 43,777,482 shares (cost $508,102,714)	595,373,759
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 14,937,827 shares (cost $155,065,604)	155,353,401
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 177,903,424 shares (cost $2,053,311,655)	2,213,118,596

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 131,509,820 shares (cost $1,573,110,087)	$1,754,340,995
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 44,512,015 shares (cost $491,311,792)	505,211,369
Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 300,395 shares (cost $3,203,906)	3,289,324
Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 426,280 shares (cost $12,259,591)	13,866,876
Nationwide VIT – Mid Cap Growth Fund – Class II (NVITMdCpGr2) 8,920,844 shares (cost $269,544,381)	287,786,412
Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 6,352,315 shares (cost $109,084,606)	121,837,403
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 641,214,026 shares (cost $641,214,026)	641,214,026
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 603,385 shares (cost $9,715,055)	10,866,955
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 1,520,973 shares (cost $25,719,223)	26,997,277
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 7,303,990 shares (cost $85,013,782)	72,163,419
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 2,984,127 shares (cost $35,995,113)	29,125,080
Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 7,035,150 shares (cost $145,073,583)	156,250,692
Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 4,558,464 shares (cost $107,501,050)	99,556,864
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 21,593,266 shares (cost $240,002,254)	293,452,491
Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 29,908,417 shares (cost $391,715,890)	404,959,967
Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3) 509,674 shares (cost $7,037,084)	6,661,441
Nationwide VIT – U.S. Growth Leaders Fund – Class II (NVITUSGro2) 1,813,607 shares (cost $20,245,036)	23,232,311
Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3) 454,412 shares (cost $5,132,609)	5,902,811
Nationwide VIT – Van Kampen Comstock Value Fund – Class II (NVITVKVal2) 27,577,919 shares (cost $339,599,685)	315,767,171
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 6,657,518 shares (cost $65,703,931)	65,643,123
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 416,048 shares (cost $5,887,518)	6,032,696
Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro) 7,426,750 shares (cost $70,313,126)	143,336,281
Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 730,498 shares (cost $11,139,774)	15,420,819
Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 21,577,606 shares (cost $303,952,393)	293,671,215
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S (NBTAMCGrS) 389,594 shares (cost $7,952,075)	10,959,277
Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 8,766,698 shares (cost $138,365,807)	182,084,311

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 963,606 shares (cost $17,225,997)	$16,737,835
Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 27,945,419 shares (cost $465,933,710)	500,502,463
Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal) 7,260,608 shares (cost $112,474,467)	119,146,574
Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 1,482,782 shares (cost $54,040,038)	69,364,525
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 1,894,428 shares (cost $65,007,881)	89,379,132
Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd) 9,241,777 shares (cost $101,096,343)	102,214,059
Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 3,064,295 shares (cost $85,220,128)	112,827,331
Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4) 2,875,725 shares (cost $91,053,299)	104,331,294
Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 6,787,088 shares (cost $138,923,226)	248,407,407
Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 567,563 shares (cost $15,273,914)	20,585,497
Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 58,700 shares (cost $474,226)	468,427
Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4) 1,188,538 shares (cost $9,610,720)	9,472,651
Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 64,220 shares (cost $524,381)	510,548
Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS) 3,257,482 shares (cost $26,502,146)	25,701,532
Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap) 224,834 shares (cost $4,354,111)	4,091,979
Oppenheimer VAF – Main Street Small Cap Fund® – Service Class (OppMStSCapS) 6,968,895 shares (cost $128,261,977)	125,649,184
Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt) 1,025,575 shares (cost $20,262,677)	26,264,973
Oppenheimer VAF – Main Street® – Service Class (OppMStS) 15,870,992 shares (cost $381,595,121)	402,805,768
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 309,236 shares (cost $14,219,040)	16,720,407
Pioneer VCT – Pioneer Small Cap Value Portfolio – Class I Shares (PioVSmCapV) 90,485 shares (cost $1,490,623)	1,173,589
Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 297,418 shares (cost $7,352,466)	6,876,314
Putnam VT – International Equity Fund – IB Shares (PVTIntlEq) 80,433 shares (cost $1,127,398)	1,525,012
Putnam VT – Voyager Fund – IB Shares (PVTVoygr) 71,581 shares (cost $1,970,185)	2,271,252
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 11,417,862 shares (cost $122,649,355)	133,588,990
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 3,228,930 shares (cost $78,075,754)	76,364,203
T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 6,380,681 shares (cost $31,306,262)	31,584,373

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 2,371,543 shares (cost $65,022,352)	$72,332,073
Van Eck Worldwide Insurance Trust – Bond Fund – Class R1 (VEWrldBdR1) 735,802 shares (cost $8,501,039)	8,910,560
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd) 1,577,748 shares (cost $19,142,007)	19,122,306
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,279,564 shares (cost $28,410,361)	35,418,334
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,600,046 shares (cost $24,838,989)	44,353,288
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,118,757 shares (cost $34,540,549)	46,070,413
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 1,417,900 shares (cost $24,979,802)	58,403,291
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus) 307,257 shares (cost $3,513,560)	3,558,037
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 24,936,700 shares (cost $282,273,877)	286,273,312
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 818,373 shares (cost $6,801,388)	6,980,718
Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKUEmMkt2) 231,508 shares (cost $1,960,649)	1,965,505
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 5,514,179 shares (cost $108,003,191)	121,587,649
Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUUSRE2) 3,754,719 shares (cost $92,241,144)	81,927,965
Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 80,598 shares (cost $911,270)	1,063,087
Wells Fargo AVT – Discovery FundSM (WFVDisc) 3,471,771 shares (cost $38,410,793)	69,817,324
Wells Fargo AVT – Large Company Growth Fund (WFVLgCoGro) 13,214 shares (cost $114,621)	136,369
Wells Fargo AVT – Money Market Fund (WFVMMrkt) 17,571 shares (cost $17,571)	17,571
Wells Fargo AVT – Opportunity FundSM (WFVOpp) 13,225,615 shares (cost $252,904,151)	291,360,291
Wells Fargo AVT – Small-Mid Cap Value Fund (WFVSmMdCV) 33 shares (cost $362)	371
Wells Fargo AVT – Total Return Bond Fund (WFTotRetBd) 2,321 shares (cost $22,738)	23,070

Total investments	22,175,210,262
Accounts receivable	50,685

Total assets	22,175,260,947
Accounts payable	–

Contract owners’ equity (note 4)	$22,175,260,947

See accompanying notes to financial statements.

9

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlVGrIncB	AlVSmMdCpB
Reinvested dividends	$398,287,712	179,983	–	–	–	–	260,111	65,964
Mortality and expense risk charges (note 2)	(320,874,514)	(873,020)	(270,276)	(429,544)	(2,614)	(7,633)	(339,289)	(143,869)

Net investment income (loss)	77,413,198	(693,037)	(270,276)	(429,544)	(2,614)	(7,633)	(79,178)	(77,905)

Proceeds from mutual fund shares sold	2,826,655,902	7,627,260	2,666,254	14,778,481	316,770	497,801	4,891,627	2,341,203
Cost of mutual fund shares sold	(2,341,260,773)	(6,136,438)	(2,155,498)	(9,995,785)	(295,456)	(508,916)	(3,694,208)	(1,865,347)

Realized gain (loss) on investments	485,395,129	1,490,822	510,756	4,782,696	21,314	(11,115)	1,197,419	475,856
Change in unrealized gain (loss) on investments	(217,917,170)	(3,913,690)	1,229,188	(4,096,869)	6,981	113,309	(1,435,206)	(954,005)

Net gain (loss) on investments	267,477,959	(2,422,868)	1,739,944	685,827	28,295	102,194	(237,787)	(478,149)

Reinvested capital gains	884,447,637	3,025,887	–	1,987,004	8,320	84,212	1,069,949	616,957

Net increase (decrease) in contract owners’ equity resulting from operations	$1,229,338,794	(90,018)	1,469,668	2,243,287	34,001	178,773	752,984	60,903

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
Reinvested dividends	$1,636,751	–	714,385	231,276	3,325,458	452,389	19,289	233,554
Mortality and expense risk charges (note 2)	(1,018,202)	(1,909,097)	(501,571)	(211,538)	(1,142,770)	(854,343)	(51,365)	(452,198)

Net investment income (loss)	618,549	(1,909,097)	212,814	19,738	2,182,688	(401,954)	(32,076)	(218,644)

Proceeds from mutual fund shares sold	16,938,773	21,834,811	8,994,012	3,318,216	16,217,036	15,811,847	377,135	6,543,273
Cost of mutual fund shares sold	(17,080,958)	(14,743,279)	(5,930,531)	(2,548,607)	(16,358,131)	(9,202,621)	(228,225)	(3,041,795)

Realized gain (loss) on investments	(142,185)	7,091,532	3,063,481	769,609	(141,095)	6,609,226	148,910	3,501,478
Change in unrealized gain (loss) on investments	(1,703,985)	46,411,032	(3,535,813)	(980,678)	3,465,401	3,452,959	398,558	1,851,629

Net gain (loss) on investments	(1,846,170)	53,502,564	(472,332)	(211,069)	3,324,306	10,062,185	547,468	5,353,107

Reinvested capital gains	3,985,043	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,757,422	51,593,467	(259,518)	(191,331)	5,506,994	9,660,231	515,392	5,134,463

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	ACVPInt4	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
Reinvested dividends	$65,151	43,316	146,849	–	–	2,364,868	1,539,333	–
Mortality and expense risk charges (note 2)	(210,663)	(89,086)	(471,833)	(55,577)	(266,453)	(1,895,343)	(1,715,710)	(75,605)

Net investment income (loss)	(145,512)	(45,770)	(324,984)	(55,577)	(266,453)	469,525	(176,377)	(75,605)

Proceeds from mutual fund shares sold	2,413,086	2,781,091	7,635,657	1,534,944	2,807,569	38,167,808	14,654,722	3,807,630
Cost of mutual fund shares sold	(1,461,873)	(2,597,162)	(6,470,351)	(1,411,431)	(2,477,470)	(28,569,373)	(14,293,798)	(3,330,576)

Realized gain (loss) on investments	951,213	183,929	1,165,306	123,513	330,099	9,598,435	360,924	477,054
Change in unrealized gain (loss) on investments	1,026,391	(576,330)	(2,761,280)	665,830	2,660,033	(29,809,947)	(16,245,949)	987,151

Net gain (loss) on investments	1,977,604	(392,401)	(1,595,974)	789,343	2,990,132	(20,211,512)	(15,885,025)	1,464,205

Reinvested capital gains	–	58,875	233,279	–	–	12,263,481	8,796,015	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,832,092	(379,296)	(1,687,679)	733,766	2,723,679	(7,478,506)	(7,265,387)	1,388,600

Investment activity:	ACVPVista2	AFGrowth	AFHiInc	AFUSGvt	ChScMM	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr
Reinvested dividends	$–	179,077	156,676	114,880	894,668	–	416,369	–
Mortality and expense risk charges (note 2)	(275,300)	(245,552)	(18,781)	(21,089)	(196,993)	(52,984)	(551,534)	(991,391)

Net investment income (loss)	(275,300)	(66,475)	137,895	93,791	697,675	(52,984)	(135,165)	(991,391)

Proceeds from mutual fund shares sold	4,851,773	3,522,710	2,286,017	462,162	15,625,495	1,095,064	9,196,694	18,176,817
Cost of mutual fund shares sold	(3,918,504)	(3,622,757)	(2,251,307)	(472,158)	(15,625,495)	(658,990)	(5,251,701)	(12,389,780)

Realized gain (loss) on investments	933,269	(100,047)	34,710	(9,996)	–	436,074	3,944,993	5,787,037
Change in unrealized gain (loss) on investments	3,233,694	902,392	(139,329)	(1,552)	–	(529,304)	1,913,594	(5,736,186)

Net gain (loss) on investments	4,166,963	802,345	(104,619)	(11,548)	–	(93,230)	5,858,587	50,851

Reinvested capital gains	–	1,271,561	–	–	–	–	–	–

Net increase (decrease) in contract owners’equity resulting from operations	$3,891,663	2,007,431	33,276	82,243	697,675	(146,214)	5,723,422	(940,540)

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	DryIPSmCap	DryStkIx	DryStklxS	DryVApp	DryVAppS	DryVDevLdS	DryVGroInc	FedAmLeadS
Reinvested dividends	$203,896	8,666,964	1,850,870	739,591	332,794	18,460	237,845	27,107
Mortality and expense risk charges (note 2)	(772,046)	(6,964,444)	(1,916,329)	(620,971)	(366,481)	(53,579)	(428,170)	(34,884)

Net investment income (loss)	(568,150)	1,702,520	(65,459)	118,620	(33,687)	(35,119)	(190,325)	(7,777)

Proceeds from mutual fund shares sold	9,273,223	112,587,860	11,376,719	10,427,476	6,034,458	1,550,753	8,051,916	500,860
Cost of mutual fund shares sold	(6,818,057)	(87,803,257)	(8,783,558)	(7,184,076)	(4,804,399)	(1,673,617)	(6,833,427)	(511,158)

Realized gain (loss) on investments	2,455,166	24,784,603	2,593,161	3,243,400	1,230,059	(122,864)	1,218,489	(10,298)
Change in unrealized gain (loss) on investments	(5,013,759)	(5,280,793)	1,445,442	(764,379)	(25,241)	(767,321)	(350,037)	(463,936)

Net gain (loss) on investments	(2,558,593)	19,503,810	4,038,603	2,479,021	1,204,818	(890,185)	868,452	(474,234)

Reinvested capital gains	2,189,792	–	–	–	–	510,033	1,493,814	242,233

Net increase (decrease) in contract owners’ equity resulting from operations	$(936,951)	21,206,330	3,973,144	2,597,641	1,171,131	(415,271)	2,171,941	(239,778)

Investment activity:	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2
Reinvested dividends	$17,718	43,109	720,967	2,337,774	15,096,153	2,962,566	6,157,067	222,165
Mortality and expense risk charges (note 2)	(51,656)	(64,950)	(216,020)	(849,882)	(12,100,999)	(2,869,642)	(9,728,950)	(1,119,282)

Net investment income (loss)	(33,938)	(21,841)	504,947	1,487,892	2,995,154	92,924	(3,571,883)	(897,117)

Proceeds from mutual fund shares sold	627,737	3,791,552	6,235,780	5,981,978	172,226,364	14,137,896	151,176,269	11,548,516
Cost of mutual fund shares sold	(458,625)	(3,854,462)	(6,605,847)	(6,316,994)	(147,800,837)	(11,050,835)	(194,133,657)	(8,812,471)

Realized gain (loss) on investments	169,112	(62,910)	(370,067)	(335,016)	24,425,527	3,087,061	(42,957,388)	2,736,045
Change in unrealized gain (loss) on investments	115,435	(80,754)	469,113	675,015	(86,433,660)	(19,046,126)	209,381,825	11,949,939

Net gain (loss) on investments	284,547	(143,664)	99,046	339,999	(62,008,133)	(15,959,065)	166,424,437	14,685,984

Reinvested capital gains	–	–	–	–	66,552,673	14,939,748	613,327	57,287

Net increase (decrease) in contract owners’ equity resulting from operations	$250,609	(165,505)	603,993	1,827,891	7,539,694	(926,393)	163,465,881	13,846,154

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPHI	FidVIPHIR	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
Reinvested dividends	$8,428,095	1,022,553	5,129,563	2,481,062	256,437	1,820,495	16,941,391	6,397,289
Mortality and expense risk charges (note 2)	(1,696,207)	(102,941)	(2,092,600)	(999,946)	(126,540)	(928,265)	(3,730,226)	(9,611,300)

Net investment income (loss)	6,731,888	919,612	3,036,963	1,481,116	129,897	892,230	13,211,165	(3,214,011)

Proceeds from mutual fund shares sold	62,703,102	13,788,014	32,695,599	12,653,074	1,438,401	8,212,765	54,265,038	132,288,799
Cost of mutual fund shares sold	(63,717,289)	(13,951,751)	(17,482,677)	(5,801,263)	(955,632)	(5,105,094)	(56,714,682)	(100,480,419)

Realized gain (loss) on investments	(1,014,187)	(163,737)	15,212,922	6,851,811	482,769	3,107,671	(2,449,644)	31,808,380
Change in unrealized gain (loss) on investments	(3,213,240)	(927,735)	(5,920,382)	(2,461,123)	34,575	425,517	17,639,565	(93,687,021)

Net gain (loss) on investments	(4,227,427)	(1,091,472)	9,292,540	4,390,688	517,344	3,533,188	15,189,921	(61,878,641)

Reinvested capital gains	–	–	10,719,798	4,937,611	605,213	3,454,152	8,056,729	171,059,909

Net increase (decrease) in contract owners’ equity resulting from operations	$2,504,461	(171,860)	23,049,301	10,809,415	1,252,454	7,879,570	36,457,815	105,967,257

Investment activity:	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$2,861,980	752,536	8,538,389	–	121,356	1,039,153	128,930	150,331
Mortality and expense risk charges (note 2)	(5,879,876)	(259,306)	(5,457,510)	(413,842)	(231,564)	(3,431,501)	(213,516)	(430,332)

Net investment income (loss)	(3,017,896)	493,230	3,080,879	(413,842)	(110,208)	(2,392,348)	(84,586)	(280,001)

Proceeds from mutual fund shares sold	30,258,502	3,492,881	16,041	6,226,717	2,590,197	28,852,216	6,607,832	7,019,359
Cost of mutual fund shares sold	(21,431,584)	(3,692,979)	(17,699)	(3,853,295)	(2,370,065)	(21,070,000)	(6,414,661)	(6,827,932)

Realized gain (loss) on investments	8,826,918	(200,098)	(1,658)	2,373,422	220,132	7,782,216	193,171	191,427
Change in unrealized gain (loss) on investments	(51,712,817)	236,054	5,288,689	3,988,330	736,988	1,323,816	(1,040,611)	(1,569,302)

Net gain (loss) on investments	(42,885,899)	35,956	5,287,031	6,361,752	957,120	9,106,032	(847,440)	(1,377,875)

Reinvested capital gains	97,774,253	–	–	–	1,197,867	17,794,132	1,660,822	2,754,390

Net increase (decrease) in contract owners’ equity resulting from operations	$51,870,458	529,186	8,367,910	5,947,910	2,044,779	24,507,816	728,796	1,096,514

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
Reinvested dividends	$102,749	118,448	1,008,341	120,055	1,338,402	72,262	352,309	769,195
Mortality and expense risk charges (note 2)	(1,188,261)	(48,004)	(800,273)	(55,289)	(976,846)	(29,845)	(298,541)	(626,893)

Net investment income (loss)	(1,085,512)	70,444	208,068	64,766	361,556	42,417	53,768	142,302

Proceeds from mutual fund shares sold	8,111,761	2,237,145	6,195,033	659,820	5,522,807	223,419	2,104,639	6,783,404
Cost of mutual fund shares sold	(7,434,508)	(2,092,331)	(5,386,342)	(589,119)	(4,591,708)	(194,247)	(1,720,192)	(4,926,463)

Realized gain (loss) on investments	677,253	144,814	808,691	70,701	931,099	29,172	384,447	1,856,941
Change in unrealized gain (loss) on investments	22,153,876	(146,708)	220,289	(29,909)	226,850	(11,503)	131,830	4,448,163

Net gain (loss) on investments	22,831,129	(1,894)	1,028,980	40,792	1,157,949	17,669	516,277	6,305,104

Reinvested capital gains	4,665,935	102,779	1,113,763	152,908	1,988,265	114,826	707,001	2,542,511

Net increase (decrease) in contract owners’ equity resulting from operations	$26,411,552	171,329	2,350,811	258,466	3,507,770	174,912	1,277,046	8,989,917

Investment activity:	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
Reinvested dividends	$217,947	4,046,057	927,045	3,248,158	3,116,819	492,750	315,375	96,446
Mortality and expense risk charges (note 2)	(167,316)	(3,454,271)	(512,291)	(1,492,281)	(2,207,842)	(1,133,672)	(203,095)	(653,470)

Net investment income (loss)	50,631	591,786	414,754	1,755,877	908,977	(640,922)	112,280	(557,024)

Proceeds from mutual fund shares sold	1,666,273	5,790,151	2,315,380	8,662,507	26,332,728	10,442,719	2,964,144	8,006,559
Cost of mutual fund shares sold	(1,082,681)	(3,801,318)	(2,067,494)	(7,737,355)	(20,961,290)	(7,720,033)	(2,296,298)	(4,241,951)

Realized gain (loss) on investments	583,592	1,988,833	247,886	925,152	5,371,438	2,722,686	667,846	3,764,608
Change in unrealized gain (loss) on investments	267,413	13,541,621	2,350,963	(2,969,736)	(13,232,060)	(10,194,969)	338,043	10,754,973

Net gain (loss) on investments	851,005	15,530,454	2,598,849	(2,044,584)	(7,860,622)	(7,472,283)	1,005,889	14,519,581

Reinvested capital gains	497,111	8,774,230	–	602,382	1,911,675	5,066,896	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,398,747	24,896,470	3,013,603	313,675	(5,039,970)	(3,046,309)	1,118,169	13,962,557

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
Reinvested dividends	$17,567	11,479	23,732	770,405	71,766	149,061	10,504,801	19,984
Mortality and expense risk charges (note 2)	(69,406)	(50,177)	(58,681)	(2,394,729)	(228,474)	(222,970)	(5,534,555)	(391,665)

Net investment income (loss)	(51,839)	(38,698)	(34,949)	(1,624,324)	(156,708)	(73,909)	4,970,246	(371,681)

Proceeds from mutual fund shares sold	1,479,542	1,046,294	1,000,245	41,493,829	3,551,713	6,035,424	3,570,670	4,123,105
Cost of mutual fund shares sold	(1,139,873)	(854,439)	(998,954)	(24,077,991)	(1,494,707)	(4,851,742)	(3,622,163)	(3,249,897)

Realized gain (loss) on investments	339,669	191,855	1,291	17,415,838	2,057,006	1,183,682	(51,493)	873,208
Change in unrealized gain (loss) on investments	662,657	529,683	158,956	20,757,709	1,953,928	(1,501,526)	4,373,193	1,587,059

Net gain (loss) on investments	1,002,326	721,538	160,247	38,173,547	4,010,934	(317,844)	4,321,700	2,460,267

Reinvested capital gains	–	–	36,765	–	–	751,956	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$950,487	682,840	162,063	36,549,223	3,854,226	360,203	9,291,946	2,088,586

Investment activity:	MFSValueS	MTBLgCapGr	MTBLgCapV	MTBAggGr	MTBConGr	MTBModGr	NVITAstAll2	NVITBnd2
Reinvested dividends	$553,149	4,159	16,572	5,238	2,395	173,567	8,101,799	6,039,000
Mortality and expense risk charges (note 2)	(1,239,218)	(15,636)	(22,864)	(5,772)	(1,152)	(126,549)	(4,434,286)	(851,183)

Net investment income (loss)	(686,069)	(11,477)	(6,292)	(534)	1,243	47,018	3,667,513	5,187,817

Proceeds from mutual fund shares sold	20,131,045	79,978	92,539	50,437	1,695	1,184,221	1,289,581	2,375,337
Cost of mutual fund shares sold	(16,187,619)	(69,455)	(77,119)	(43,138)	(1,625)	(1,121,916)	(1,208,042)	(2,317,371)

Realized gain (loss) on investments	3,943,426	10,523	15,420	7,299	70	62,305	81,539	57,966
Change in unrealized gain (loss) on investments	(741,302)	2,807	(71,080)	(5,275)	264	63,901	(962,937)	(4,637,429)

Net gain (loss) on investments	3,202,124	13,330	(55,660)	2,024	334	126,206	(881,398)	(4,579,463)

Reinvested capital gains	1,109,528	78,019	57,469	18,885	1,824	259,167	144,817	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,625,583	79,872	(4,483)	20,375	3,401	432,391	2,930,932	608,354

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts2	NVITEmMrkts3
Reinvested dividends	$1,228,618	910,178	619,647	1,283,044	2,893,782	8,810	26,530	533,296
Mortality and expense risk charges (note 2)	(604,561)	(361,677)	(1,335,621)	(272,461)	(558,066)	(17,386)	(93,467)	(1,006,467)

Net investment income (loss)	624,057	548,501	(715,974)	1,010,583	2,335,716	(8,576)	(66,937)	(473,171)

Proceeds from mutual fund shares sold	3,724,401	23,824,401	24,515,916	4,196,676	11,026,377	379,411	1,541,585	15,143,880
Cost of mutual fund shares sold	(3,232,278)	(24,452,420)	(20,485,172)	(4,360,232)	(11,081,776)	(149,393)	(881,789)	(8,852,856)

Realized gain (loss) on investments	492,123	(628,019)	4,030,744	(163,556)	(55,399)	230,018	659,796	6,291,024
Change in unrealized gain (loss) on investments	2,859,178	(2,943,263)	3,605,787	(549,973)	(1,864,058)	109,023	943,399	12,912,275

Net gain (loss) on investments	3,351,301	(3,571,282)	7,636,531	(713,529)	(1,919,457)	339,041	1,603,195	19,203,299

Reinvested capital gains	–	–	25,869	–	–	136,510	668,182	7,732,403

Net increase (decrease) in contract owners’ equity resulting from operations	$3,975,358	(3,022,781)	6,946,426	297,054	416,259	466,975	2,204,440	26,462,531

Investment activity:	NVITEmMrkts6	NVITGlUtl2	NVITGlUtl3	NVITIntGro	NVITIntGro3	NVITWLead3	NVITGlFin2	NVITGlFin3
Reinvested dividends	$498,355	21,048	316,269	492	142,432	34,592	46,195	113,668
Mortality and expense risk charges (note 2)	(1,239,295)	(15,549)	(178,380)	(1,614)	(453,973)	(109,434)	(25,288)	(52,411)

Net investment income (loss)	(740,940)	5,499	137,889	(1,122)	(311,541)	(74,842)	20,907	61,257

Proceeds from mutual fund shares sold	17,760,306	285,546	6,717,745	39,166	5,262,884	4,633,243	462,087	1,949,195
Cost of mutual fund shares sold	(11,551,995)	(187,261)	(5,479,421)	(18,519)	(3,296,244)	(3,276,792)	(429,663)	(1,945,186)

Realized gain (loss) on investments	6,208,311	98,285	1,238,324	20,647	1,966,640	1,356,451	32,424	4,009
Change in unrealized gain (loss) on investments	13,723,638	(113,730)	(1,592,250)	(2,047)	3,044,701	57,833	(302,621)	(596,623)

Net gain (loss) on investments	19,931,949	(15,445)	(353,926)	18,600	5,011,341	1,414,284	(270,197)	(592,614)

Reinvested capital gains	7,529,370	178,906	2,383,457	10,021	2,755,597	–	212,457	474,162

Net increase (decrease) in contract owners’ equity resulting from operations	$26,720,379	168,960	2,167,420	27,499	7,455,397	1,339,442	(36,833)	(57,195)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlHlth2	NVITGlHlth3	NVITGlHlth6	NVITGlTech	NVITGlTech2	NVITGlTech3	NVITGlTech6	NVITGvtBd
Reinvested dividends	$246	4,685	7,692	–	–	–	–	21,617,350
Mortality and expense risk charges (note 2)	(33,312)	(89,382)	(216,171)	(5,002)	(22,191)	(77,920)	(167,062)	(7,526,477)

Net investment income (loss)	(33,066)	(84,697)	(208,479)	(5,002)	(22,191)	(77,920)	(167,062)	14,090,873

Proceeds from mutual fund shares sold	389,633	2,099,066	2,971,424	158,868	175,188	3,092,561	3,211,021	15,024,207
Cost of mutual fund shares sold	(365,812)	(1,958,843)	(2,794,433)	(120,980)	(156,673)	(2,367,681)	(2,782,771)	(15,883,685)

Realized gain (loss) on investments	23,821	140,223	176,991	37,888	18,515	724,880	428,250	(859,478)
Change in unrealized gain (loss) on investments	204,176	533,110	1,234,473	30,123	250,553	277,144	1,111,471	13,514,655

Net gain (loss) on investments	227,997	673,333	1,411,464	68,011	269,068	1,002,024	1,539,721	12,655,177

Reinvested capital gains	43,771	130,535	276,420	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$238,702	719,171	1,479,405	63,009	246,877	924,104	1,372,659	26,746,050

Investment activity:	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2
Reinvested dividends	$106,189	104,202	45,777	621,755	4,319,968	11,651,683	5,200,854	55,528,173
Mortality and expense risk charges (note 2)	(826,658)	(108,584)	(42,082)	(403,941)	(3,720,879)	(11,951,933)	(2,432,390)	(37,764,517)

Net investment income (loss)	(720,469)	(4,382)	3,695	217,814	599,089	(300,250)	2,768,464	17,763,656

Proceeds from mutual fund shares sold	11,748,135	1,597,036	567,099	7,823,340	5,030,637	39,541,654	24,032,873	12,017,169
Cost of mutual fund shares sold	(8,534,181)	(1,352,556)	(426,419)	(6,001,616)	(4,240,084)	(30,127,975)	(23,741,944)	(8,544,062)

Realized gain (loss) on investments	3,213,954	244,480	140,680	1,821,724	790,553	9,413,679	290,929	3,473,107
Change in unrealized gain (loss) on investments	7,713,002	(115,393)	(292,064)	(3,464,042)	(17,532,969)	(5,955,926)	(1,139,808)	14,706,275

Net gain (loss) on investments	10,926,956	129,087	(151,384)	(1,642,318)	(16,742,416)	3,457,753	(848,879)	18,179,382

Reinvested capital gains	–	14,888	189,645	2,051,680	14,181,881	19,109,348	3,373,408	31,622,176

Net increase (decrease) in contract owners’ equity resulting from operations	$10,206,487	139,593	41,956	627,176	(1,961,446)	22,266,851	5,292,993	67,565,214

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMdCpGr2	NVITMidCap	NVITMyMkt	NVITSmCapGr
Reinvested dividends	$37,742,181	13,719,081	77,142	–	–	1,825,534	25,671,027	–
Mortality and expense risk charges (note 2)	(29,430,100)	(7,431,441)	(47,136)	(205,390)	(3,820,149)	(1,945,614)	(8,231,947)	(149,026)

Net investment income (loss)	8,312,081	6,287,640	30,006	(205,390)	(3,820,149)	(120,080)	17,439,080	(149,026)

Proceeds from mutual fund shares sold	13,865,223	19,103,364	1,427,166	5,926,626	8,822,811	37,376,539	224,126,887	3,715,467
Cost of mutual fund shares sold	(8,750,789)	(17,046,058)	(1,268,160)	(4,318,829)	(6,120,075)	(26,789,566)	(224,126,887)	(3,001,294)

Realized gain (loss) on investments	5,114,434	2,057,306	159,006	1,607,797	2,702,736	10,586,973	–	714,173
Change in unrealized gain (loss) on investments	16,619,247	(4,024,461)	(178,937)	(208,038)	10,592,206	(6,362,000)	–	259,737

Net gain (loss) on investments	21,733,681	(1,967,155)	(19,931)	1,399,759	13,294,942	4,224,973	–	973,910

Reinvested capital gains	31,508,133	11,304,928	100,860	–	–	3,813,927	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$61,553,895	15,625,413	110,935	1,194,369	9,474,793	7,918,820	17,439,080	824,884

Investment activity:	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund	NVITNWFund2	NVITNWLead3
Reinvested dividends	$–	997,516	325,728	150,275	–	3,288,765	2,759,031	75,073
Mortality and expense risk charges (note 2)	(275,339)	(1,246,975)	(553,865)	(2,407,481)	(1,510,106)	(4,251,996)	(5,388,990)	(94,682)

Net investment income (loss)	(275,339)	(249,459)	(228,137)	(2,257,206)	(1,510,106)	(963,231)	(2,629,959)	(19,609)

Proceeds from mutual fund shares sold	2,651,050	29,281,895	14,427,834	38,998,758	24,385,413	63,658,746	6,134,184	2,662,951
Cost of mutual fund shares sold	(2,135,593)	(23,070,379)	(14,028,979)	(27,640,890)	(23,163,212)	(54,115,853)	(4,519,090)	(2,635,444)

Realized gain (loss) on investments	515,457	6,211,516	398,855	11,357,868	1,222,201	9,542,893	1,615,094	27,507
Change in unrealized gain (loss) on investments	383,434	(23,099,324)	(7,289,825)	(29,995,311)	(13,256,004)	(2,088,130)	(885,898)	(374,270)

Net gain (loss) on investments	898,891	(16,887,808)	(6,890,970)	(18,637,443)	(12,033,803)	7,454,763	729,196	(346,763)

Reinvested capital gains	–	10,842,772	4,369,559	23,765,705	12,722,927	15,101,664	13,993,209	1,026,221

Net increase (decrease) in contract owners’ equity resulting from operations	$623,552	(6,294,495)	(2,749,548)	2,871,056	(820,982)	21,593,196	12,092,446	659,849

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS,

Continued Year Ended December 31, 2007

Investment activity:	NVITUSGro2	NVITUSGro3	NVITVKVal2	NVITMltSec	NBTAFasc	NBTAGro	NBTAGuard	NBTAInt
Reinvested dividends	$–	–	4,057,600	2,419,761	–	–	44,509	4,798,116
Mortality and expense risk charges (note 2)	(349,562)	(82,972)	(4,790,568)	(866,846)	(99,651)	(1,952,495)	(232,939)	(3,904,768)

Net investment income (loss)	(349,562)	(82,972)	(732,968)	1,552,915	(99,651)	(1,952,495)	(188,430)	893,348

Proceeds from mutual fund shares sold	4,324,229	3,335,445	36,958,546	7,893,545	2,081,050	28,741,727	5,340,433	20,829,906
Cost of mutual fund shares sold	(3,904,514)	(3,099,649)	(31,216,217)	(7,801,006)	(1,775,295)	(17,536,592)	(3,111,883)	(17,183,102)

Realized gain (loss) on investments	419,715	235,796	5,742,329	92,539	305,755	11,205,135	2,228,550	3,646,804
Change in unrealized gain (loss) on investments	3,756,289	1,033,629	(35,248,122)	121,056	(345,149)	18,662,353	(992,676)	(25,301,310)

Net gain (loss) on investments	4,176,004	1,269,425	(29,505,793)	213,595	(39,394)	29,867,488	1,235,874	(21,654,506)

Reinvested capital gains	–	–	14,670,431	2,979	47,921	–	–	16,952,840

Net increase (decrease) in contract owners’ equity resulting from operations	$3,826,442	1,186,453	(15,568,330)	1,769,489	(91,124)	27,914,993	1,047,444	(3,808,318)

Investment activity:	NBTAMCGrS	NBTAPart	NBTARegS	NBTSocRes	OppBal	OppCapApS	OppCapAp	OppBdFd
Reinvested dividends	$–	1,185,567	65,975	382,678	3,444,847	6,365	223,821	5,738,622
Mortality and expense risk charges (note 2)	(155,544)	(2,635,639)	(262,064)	(6,616,872)	(1,763,344)	(1,070,031)	(1,275,654)	(1,468,112)

Net investment income (loss)	(155,544)	(1,450,072)	(196,089)	(6,234,194)	1,681,503	(1,063,666)	(1,051,833)	4,270,510

Proceeds from mutual fund shares sold	2,387,979	41,491,768	8,629,261	13,627,923	24,531,197	8,364,909	23,407,697	20,193,414
Cost of mutual fund shares sold	(1,396,889)	(28,496,567)	(8,219,439)	(9,758,876)	(24,220,719)	(6,619,590)	(15,412,973)	(19,035,107)

Realized gain (loss) on investments	991,090	12,995,201	409,822	3,869,047	310,478	1,745,319	7,994,724	1,158,307
Change in unrealized gain (loss) on investments	884,746	(15,107,994)	(654,737)	14,801,627	(9,279,705)	6,879,777	4,577,013	(2,274,931)

Net gain (loss) on investments	1,875,836	(2,112,793)	(244,915)	18,670,674	(8,969,227)	8,625,096	12,571,737	(1,116,624)

Reinvested capital gains	–	18,552,371	427,951	1,439,364	10,773,436	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,292	14,989,506	(13,053)	13,875,844	3,485,712	7,561,430	11,519,904	3,153,886

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppGlSec3	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc4	OppHighInc	OppHighIncS
Reinvested dividends	$1,626,523	1,112,648	3,836,961	259,961	–	–	57,320	2,828,993
Mortality and expense risk charges (note 2)	(1,612,510)	(1,522,156)	(3,729,460)	(324,058)	(3,811)	(73,737)	(10,934)	(558,894)

Net investment income (loss)	14,013	(409,508)	107,501	(64,097)	(3,811)	(73,737)	46,386	2,270,099

Proceeds from mutual fund shares sold	18,834,335	7,255,096	64,014,581	2,882,749	699,545	6,335,296	1,359,427	26,151,165
Cost of mutual fund shares sold	(10,218,573)	(4,975,637)	(30,827,446)	(2,038,853)	(714,960)	(6,528,579)	(1,344,225)	(26,264,190)

Realized gain (loss) on investments	8,615,762	2,279,459	33,187,135	843,896	(15,415)	(193,283)	15,202	(113,025)
Change in unrealized gain (loss) on investments	(8,487,804)	(2,392,817)	(32,914,580)	(858,575)	(5,799)	(138,069)	(53,334)	(2,341,567)

Net gain (loss) on investments	127,958	(113,358)	272,555	(14,679)	(21,214)	(331,352)	(38,132)	(2,454,592)

Reinvested capital gains	5,921,773	4,840,272	13,947,556	1,087,160	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,063,744	4,317,406	14,327,612	1,008,384	(25,025)	(405,089)	8,254	(184,493)

Investment activity:	OppMStSCap	OppMStSCapS	OppMSt	OppMStS	OppMidCap	PioVSmCapV	PVTGroInc	PVTIntlEq
Reinvested dividends	$9,395	131,183	285,853	2,019,397	–	9,136	106,163	48,640
Mortality and expense risk charges (note 2)	(49,056)	(1,801,160)	(380,328)	(5,577,498)	(240,177)	(13,356)	(129,852)	(25,404)

Net investment income (loss)	(39,661)	(1,669,977)	(94,475)	(3,558,101)	(240,177)	(4,220)	(23,689)	23,236

Proceeds from mutual fund shares sold	991,705	7,914,261	6,510,421	33,852,416	4,384,551	152,148	1,558,117	376,219
Cost of mutual fund shares sold	(875,792)	(5,591,499)	(4,319,552)	(25,562,790)	(3,211,996)	(164,119)	(1,361,825)	(251,056)

Realized gain (loss) on investments	115,913	2,322,762	2,190,869	8,289,626	1,172,555	(11,971)	196,292	125,163
Change in unrealized gain (loss) on investments	(399,329)	(9,482,308)	(1,174,857)	(3,241,859)	7,421	(385,889)	(1,946,049)	(244,489)

Net gain (loss) on investments	(283,416)	(7,159,546)	1,016,012	5,047,767	1,179,976	(397,860)	(1,749,757)	(119,326)

Reinvested capital gains	100,187	2,837,156	–	–	–	299,112	1,219,908	210,562

Net increase (decrease) in contract owners’ equity resulting from operations	$(222,890)	(5,992,367)	921,537	1,489,666	939,799	(102,968)	(553,538)	114,472

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	PVTVoygr	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBdR1	VEWrldBd	VEWrldEMktR1
Reinvested dividends	$–	112,717	1,084,430	634,589	425,983	464,606	1,329,446	119,514
Mortality and expense risk charges (note 2)	(42,282)	(1,681,735)	(1,108,196)	(256,202)	(1,044,100)	(110,706)	(271,144)	(414,653)

Net investment income (loss)	(42,282)	(1,569,018)	(23,766)	378,387	(618,117)	353,900	1,058,302	(295,139)

Proceeds from mutual fund shares sold	950,174	4,715,077	8,746,208	1,521,806	16,200,502	2,415,388	4,693,351	12,182,108
Cost of mutual fund shares sold	(777,345)	(3,661,497)	(7,697,479)	(1,520,951)	(21,135,423)	(2,611,071)	(5,150,352)	(8,823,753)

Realized gain (loss) on investments	172,829	1,053,580	1,048,729	855	(4,934,921)	(195,683)	(457,001)	3,358,355
Change in unrealized gain (loss) on investments	(42,275)	9,175,145	(5,255,297)	241,676	10,518,224	502,780	957,901	1,029,821

Net gain (loss) on investments	130,554	10,228,725	(4,206,568)	242,531	5,583,303	307,097	500,900	4,388,176

Reinvested capital gains	–	–	4,427,360	–	–	–	–	4,720,791

Net increase (decrease) in contract owners’ equity resulting from operations	$88,272	8,659,707	197,026	620,918	4,965,186	660,997	1,559,202	8,813,828

Investment activity:	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUEmMkt2	VKUUSRE
Reinvested dividends	$199,109	43,827	65,608	99,667	7,194,191	601,069	160,978	2,002,276
Mortality and expense risk charges (note 2)	(585,420)	(524,201)	(704,291)	(34,651)	(3,591,255)	(110,456)	(32,681)	(2,480,286)

Net investment income (loss)	(386,311)	(480,374)	(638,683)	65,016	3,602,936	490,613	128,297	(478,010)

Proceeds from mutual fund shares sold	11,896,732	12,549,276	10,016,352	838,181	902,376	2,941,743	566,251	72,774,266
Cost of mutual fund shares sold	(5,593,772)	(8,613,606)	(3,829,605)	(820,802)	(944,472)	(3,051,957)	(605,635)	(33,838,215)

Realized gain (loss) on investments	6,302,960	3,935,670	6,186,747	17,379	(42,096)	(110,214)	(39,384)	38,936,051
Change in unrealized gain (loss) on investments	(536,696)	5,938,356	7,046,890	24,449	3,634,710	(238,725)	(55,822)	(83,713,845)

Net gain (loss) on investments	5,766,264	9,874,026	13,233,637	41,828	3,592,614	(348,939)	(95,206)	(44,777,794)

Reinvested capital gains	7,864,824	4,275,584	6,400,431	–	–	256,821	69,222	15,636,180

Net increase (decrease) in contract owners’ equity resulting from operations	$13,244,777	13,669,236	18,995,385	106,844	7,195,550	398,495	102,313	(29,619,624)

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE2	VicDivrStk	WFVDisc	WFVLgCoGro	WFVMMrkt	WFVOpp	WFVSmMdCV	WFTotRetBd
Reinvested dividends	$1,034,007	6,672	–	–	796	1,938,298	–	1,027
Mortality and expense risk charges (note 2)	(1,693,524)	(14,540)	(955,911)	(2,929)	(261)	(4,330,503)	(1)	(259)

Net investment income (loss)	(659,517)	(7,868)	(955,911)	(2,929)	535	(2,392,205)	(1)	768

Proceeds from mutual fund shares sold	32,835,996	29,654	13,564,238	10,870	880,757	66,169,840	11	264
Cost of mutual fund shares sold	(20,338,549)	(22,827)	(7,989,948)	(9,724)	(880,757)	(58,411,237)	(10)	(265)

Realized gain (loss) on investments	12,497,447	6,827	5,574,290	1,146	–	7,758,603	1	(1)
Change in unrealized gain (loss) on investments	(41,769,776)	189	8,715,338	8,869	–	(32,879,682)	9	325

Net gain (loss) on investments	(29,272,329)	7,016	14,289,628	10,015	–	(25,121,079)	10	324

Reinvested capital gains	9,597,092	82,411	–	–	–	45,422,273	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,334,754)	81,559	13,333,717	7,086	535	17,908,989	9	1,092

See accompanying notes to financial statements.

22

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$77,413,198	54,164,827	(693,037)	(746,485)	(270,276)	(215,687)	(429,544)	(311,518)
Realized gain (loss) on investments	485,395,129	246,773,710	1,490,822	1,399,133	510,756	209,943	4,782,696	1,017,441
Change in unrealized gain (loss) on investments	(217,917,170)	953,363,338	(3,913,690)	2,478,940	1,229,188	556,447	(4,096,869)	1,347,726
Reinvested capital gains	884,447,637	491,388,560	3,025,887	2,207,948	–	–	1,987,004	363,534

Net increase (decrease) in contract owners’ equity resulting from operations	1,229,338,794	1,745,690,435	(90,018)	5,339,536	1,469,668	550,703	2,243,287	2,417,183

Equity transactions:
Purchase payments received from contract owners (note 3)	5,383,787,102	4,413,387,374	5,491,976	6,289,141	1,949,580	2,473,729	5,068,365	3,496,551
Transfers between funds	–	–	(4,067,516)	(4,893,399)	976,741	555,533	1,128,624	498,823
Redemptions (note 3)	(2,290,276,483)	(2,209,952,262)	(3,384,442)	(3,079,310)	(1,139,095)	(745,118)	(2,375,924)	(1,288,377)
Annuity benefits	(2,273,176)	(1,824,897)	(9)	–	(500)	(212)	–	–
Annual contract maintenance charges (note 2)	(10,969,296)	(4,915,442)	(6,533)	(6,764)	(2,182)	(2,005)	(3,316)	(2,569)
Contingent deferred sales charges (note 2)	(14,863,496)	(11,554,857)	(59,115)	(51,190)	(19,187)	(9,627)	(50,013)	(24,805)
Adjustments to maintain reserves	(199,934)	(274,883)	(1,230)	(3,443)	(375)	(1,218)	(1,071)	1,419

Net equity transactions	3,065,204,717	2,184,865,033	(2,026,869)	(1,744,965)	1,764,982	2,271,082	3,766,665	2,681,042

Net change in contract owners’ equity	4,294,543,511	3,930,555,468	(2,116,887)	3,594,571	3,234,650	2,821,785	6,009,952	5,098,225
Contract owners’ equity beginning of period	17,880,717,436	13,950,161,968	52,769,013	49,174,442	14,404,864	11,583,079	20,992,339	15,894,114

Contract owners’ equity end of period	$22,175,260,947	17,880,717,436	50,652,126	52,769,013	17,639,514	14,404,864	27,002,291	20,992,339

CHANGES IN UNITS:
Beginning units	932,018,159	717,359,381	3,021,464	3,126,816	936,992	783,186	1,088,041	938,234

Units purchased	753,989,495	657,395,428	531,430	701,873	340,425	381,805	1,170,724	557,111
Units redeemed	(469,063,950)	(442,736,650)	(649,993)	(807,225)	(232,679)	(227,999)	(969,863)	(407,304)

Ending units	1,216,943,704	932,018,159	2,902,901	3,021,464	1,044,738	936,992	1,288,902	1,088,041

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlgerBal		AlgMidCapGr		AlVGrIncB		AlVSmMdCpB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,614)	(495)	(7,633)	(5,470)	(79,178)	(88,491)	(77,905)	(116,193)
Realized gain (loss) on investments	21,314	20,853	(11,115)	(3,123)	1,197,419	739,343	475,856	396,628
Change in unrealized gain (loss) on investments	6,981	(26,228)	113,309	(39,360)	(1,435,206)	1,302,616	(954,005)	113,486
Reinvested capital gains	8,320	11,605	84,212	75,353	1,069,949	1,157,952	616,957	588,034

Net increase (decrease) in contract owners’ equity resulting from operations	34,001	5,735	178,773	27,400	752,984	3,111,420	60,903	981,955

Equity transactions:
Purchase payments received from contract owners (note 3)	39,613	24,272	99,026	37,967	253,983	195,594	108,605	151,561
Transfers between funds	8,464	(233,241)	75,806	161,711	(2,649,285)	(1,087,624)	(361,374)	(368,477)
Redemptions (note 3)	(370)	(368)	(3,270)	(32,028)	(1,640,339)	(1,346,415)	(724,985)	(423,626)
Annuity benefits	–	–	–	–	–	–	(1,551)	(1,354)
Annual contract maintenance charges (note 2)	(5)	–	(7)	–	(1,614)	(1,916)	(456)	(527)
Contingent deferred sales charges (note 2)	–	–	–	–	(23,593)	(24,716)	(13,376)	(7,613)
Adjustments to maintain reserves	33	(24)	(34)	(2)	(2,679)	(1,171)	388	(224)

Net equity transactions	47,735	(209,361)	171,521	167,648	(4,063,527)	(2,266,248)	(992,749)	(650,260)

Net change in contract owners’ equity	81,736	(203,626)	350,294	195,048	(3,310,543)	845,172	(931,846)	331,695
Contract owners’ equity beginning of period	235,534	439,160	608,077	413,029	23,041,761	22,196,589	8,748,646	8,416,951

Contract owners’ equity end of period	$317,270	235,534	958,371	608,077	19,731,218	23,041,761	7,816,800	8,748,646

CHANGES IN UNITS:
Beginning units	19,445	37,454	42,969	31,739	1,318,088	1,458,592	436,802	472,597

Units purchased	27,487	4,020	43,504	32,400	50,237	106,981	100,417	64,831
Units redeemed	(23,789)	(22,029)	(34,313)	(21,170)	(272,855)	(247,485)	(142,244)	(100,626)

Ending units	23,143	19,445	52,160	42,969	1,095,470	1,318,088	394,975	436,802

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$618,549	597,048	(1,909,097)	(1,710,155)	212,814	232,743	19,738	13,647
Realized gain (loss) on investments	(142,185)	23,782	7,091,532	2,947,097	3,063,481	3,166,582	769,609	591,691
Change in unrealized gain (loss) on investments	(1,703,985)	111,956	46,411,032	17,019,309	(3,535,813)	2,361,536	(980,678)	1,397,687
Reinvested capital gains	3,985,043	5,880,493	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,757,422	6,613,279	51,593,467	18,256,251	(259,518)	5,760,861	(191,331)	2,003,025

Equity transactions:
Purchase payments received from contract owners (note 3)	2,152,150	2,522,058	2,646,596	3,248,814	1,956,626	2,199,780	205,377	326,194
Transfers between funds	(2,940,683)	(3,000,910)	4,758,532	(4,603,628)	(1,863,837)	(2,375,957)	(1,574,342)	(833,369)
Redemptions (note 3)	(14,550,008)	(19,096,414)	(23,520,062)	(21,227,180)	(7,643,389)	(8,605,238)	(995,324)	(1,286,325)
Annuity benefits	(5,950)	(7,328)	(31,162)	(25,367)	(12,628)	(9,600)	–	–
Annual contract maintenance charges (note 2)	(35,461)	(42,906)	(79,717)	(85,270)	(18,907)	(22,498)	(1,439)	(1,605)
Contingent deferred sales charges (note 2)	(23,998)	(39,214)	(44,600)	(47,747)	(25,724)	(30,863)	(10,420)	(19,683)
Adjustments to maintain reserves	(3,911)	(439)	275	(4,498)	(519)	(8,800)	(383)	(768)

Net equity transactions	(15,407,861)	(19,665,153)	(16,270,138)	(22,744,876)	(7,608,378)	(8,853,176)	(2,376,531)	(1,815,556)

Net change in contract owners’ equity	(12,650,439)	(13,051,874)	35,323,329	(4,488,625)	(7,867,896)	(3,092,315)	(2,567,862)	187,469
Contract owners’ equity beginning of period	81,427,899	94,479,773	124,838,316	129,326,941	39,943,063	43,035,378	14,784,058	14,596,589

Contract owners’ equity end of period	$68,777,460	81,427,899	160,161,645	124,838,316	32,075,167	39,943,063	12,216,196	14,784,058

CHANGES IN UNITS:
Beginning units	3,544,356	4,467,709	3,982,752	4,837,975	2,937,946	3,657,933	861,606	974,803

Units purchased	164,132	213,446	518,243	494,523	294,916	433,404	70,272	107,353
Units redeemed	(823,407)	(1,136,799)	(970,156)	(1,349,746)	(841,440)	(1,153,391)	(204,204)	(220,550)

Ending units	2,885,081	3,544,356	3,530,839	3,982,752	2,391,422	2,937,946	727,674	861,606

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInflPro2		ACVPInt		ACVPInt2		ACVPInt3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,182,688	1,423,798	(401,954)	227,656	(32,076)	451	(218,644)	90,873
Realized gain (loss) on investments	(141,095)	(573,199)	6,609,226	5,136,203	148,910	105,516	3,501,478	2,327,257
Change in unrealized gain (loss) on investments	3,465,401	(841,927)	3,452,959	8,412,645	398,558	549,318	1,851,629	4,009,260
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,506,994	8,672	9,660,231	13,776,504	515,392	655,285	5,134,463	6,427,390

Equity transactions:
Purchase payments received from contract owners (note 3)	7,128,502	10,189,052	624	8,853	72	–	2,506,015	3,046,342
Transfers between funds	244,494	(7,261,227)	(3,568,605)	(3,141,047)	(131,906)	(144,615)	(19,795)	16,826
Redemptions (note 3)	(7,731,076)	(7,599,225)	(11,335,017)	(12,029,665)	(191,148)	(203,184)	(6,281,026)	(5,560,399)
Annuity benefits	(3,423)	(2,944)	(18,494)	(17,676)	–	–	(4,649)	(3,926)
Annual contract maintenance charges (note 2)	(9,157)	(9,686)	(25,454)	(28,749)	(440)	(489)	(11,550)	(12,020)
Contingent deferred sales charges (note 2)	(57,153)	(76,630)	(12,760)	(16,433)	(2,132)	(4,475)	(28,407)	(25,360)
Adjustments to maintain reserves	(2,868)	7,433	1,448	971	(46)	(304)	(128)	(24)

Net equity transactions	(430,681)	(4,753,227)	(14,958,258)	(15,223,746)	(325,600)	(353,067)	(3,839,540)	(2,538,561)

Net change in contract owners’ equity	5,076,313	(4,744,555)	(5,298,027)	(1,447,242)	189,792	302,218	1,294,923	3,888,829
Contract owners’ equity beginning of period	74,566,537	79,311,092	65,516,699	66,963,941	3,361,447	3,059,229	32,796,420	28,907,591

Contract owners’ equity end of period	$79,642,850	74,566,537	60,218,672	65,516,699	3,551,239	3,361,447	34,091,343	32,796,420

CHANGES IN UNITS:
Beginning units	6,878,406	7,317,685	2,905,577	3,664,642	167,745	187,627	2,121,586	2,307,236

Units purchased	2,483,250	2,292,295	–	183	4	–	391,938	501,282
Units redeemed	(2,541,014)	(2,731,574)	(612,790)	(759,248)	(15,198)	(19,882)	(620,411)	(686,932)

Ending units	6,820,642	6,878,406	2,292,787	2,905,577	152,551	167,745	1,893,113	2,121,586

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt4		ACVPMdCpV		ACVPMdCpV2		ACVPUltra
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(145,512)	(5,055)	(45,770)	8,545	(324,984)	(72,071)	(55,577)	(73,258)
Realized gain (loss) on investments	951,213	634,376	183,929	2,943	1,165,306	117,467	123,513	239,854
Change in unrealized gain (loss) on investments	1,026,391	1,506,142	(576,330)	110,033	(2,761,280)	1,200,817	665,830	(474,553)
Reinvested capital gains	–	–	58,875	82,755	233,279	474,403	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,832,092	2,135,463	(379,296)	204,276	(1,687,679)	1,720,616	733,766	(307,957)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,747,769	227,401	571,041	157,220	10,184,886	5,168,009	268,221	388,617
Transfers between funds	4,306,639	(6,932)	2,990,853	3,069,196	4,254,320	4,746,349	145,297	(2,056,448)
Redemptions (note 3)	(992,288)	(576,656)	(673,127)	(119,273)	(1,491,203)	(436,420)	(927,937)	(1,258,550)
Annuity benefits	–	–	(413)	–	(14)	–	–	–
Annual contract maintenance charges (note 2)	(1,279)	(1,289)	(1,988)	(247)	(2,369)	(606)	(2,191)	(2,721)
Contingent deferred sales charges (note 2)	(8,646)	(10,055)	(1,871)	(504)	(20,016)	(7,963)	(5,782)	(3,391)
Adjustments to maintain reserves	(312)	(431)	(890)	(7)	(726)	(781)	(84)	(102)

Net equity transactions	6,051,883	(367,962)	2,883,605	3,106,385	12,924,878	9,468,588	(522,476)	(2,932,595)

Net change in contract owners’ equity	7,883,975	1,767,501	2,504,309	3,310,661	11,237,199	11,189,204	211,290	(3,240,552)
Contract owners’ equity beginning of period	11,421,722	9,654,221	3,310,661	–	16,593,330	5,404,126	4,369,846	7,610,398

Contract owners’ equity end of period	$19,305,697	11,421,722	5,814,970	3,310,661	27,830,529	16,593,330	4,581,136	4,369,846

CHANGES IN UNITS:
Beginning units	741,894	771,337	299,448	–	1,253,439	483,218	423,522	704,273

Units purchased	573,628	151,973	635,105	403,874	2,001,407	1,011,427	108,285	181,986
Units redeemed	(234,270)	(181,416)	(389,985)	(104,426)	(1,063,840)	(241,206)	(159,985)	(462,737)

Ending units	1,081,252	741,894	544,568	299,448	2,191,006	1,253,439	371,822	423,522

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(266,453)	(257,769)	469,525	116,819	(176,377)	(359,987)	(75,605)	(688)
Realized gain (loss) on investments	330,099	69,554	9,598,435	3,712,320	360,924	440,920	477,054	(3,480)
Change in unrealized gain (loss) on investments	2,660,033	(616,341)	(29,809,947)	6,275,683	(16,245,949)	6,575,521	987,151	7,144
Reinvested capital gains	–	–	12,263,481	13,065,386	8,796,015	6,618,448	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,723,679	(804,556)	(7,478,506)	23,170,208	(7,265,387)	13,274,902	1,388,600	2,976

Equity transactions:
Purchase payments received from contract owners (note 3)	592,859	1,880,321	6,043,313	6,535,511	19,940,784	15,603,993	285,619	2,630
Transfers between funds	(313,951)	(759,604)	(13,596,891)	(444,700)	(10,105,311)	6,033,429	11,726,422	145,053
Redemptions (note 3)	(991,683)	(812,729)	(25,715,312)	(29,918,655)	(6,503,115)	(3,773,312)	(1,027,911)	(219)
Annuity benefits	–	–	(42,121)	(43,045)	(7,593)	(393)	–	–
Annual contract maintenance charges (note 2)	(2,156)	(2,376)	(51,366)	(58,031)	(12,631)	(11,347)	(1,326)	(26)
Contingent deferred sales charges (note 2)	(20,329)	(15,586)	(62,941)	(87,376)	(121,106)	(82,100)	(2,245)	–
Adjustments to maintain reserves	(763)	(1,612)	8,322	(2,151)	(1,741)	(4,508)	(66)	(11)

Net equity transactions	(736,023)	288,414	(33,416,996)	(24,018,447)	3,189,287	17,765,762	10,980,493	147,427

Net change in contract owners’ equity	1,987,656	(516,142)	(40,895,502)	(848,239)	(4,076,100)	31,040,664	12,369,093	150,403
Contract owners’ equity beginning of period	15,069,024	15,585,166	153,548,576	154,396,815	104,059,520	73,018,856	150,403	–

Contract owners’ equity end of period	$17,056,680	15,069,024	112,653,074	153,548,576	99,983,420	104,059,520	12,519,496	150,403

CHANGES IN UNITS:
Beginning units	1,132,582	1,111,532	6,165,160	7,260,905	5,699,037	4,664,738	15,762	–

Units purchased	180,174	269,885	693,676	1,090,565	1,890,605	2,241,828	1,521,816	19,799
Units redeemed	(233,129)	(248,835)	(2,027,356)	(2,186,310)	(1,708,066)	(1,207,529)	(586,217)	(4,037)

Ending units	1,079,627	1,132,582	4,831,480	6,165,160	5,881,576	5,699,037	951,361	15,762

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVista2		AFGrowth		AFHiInc		AFUSGvt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(275,300)	(43,427)	(66,475)	(74,756)	137,895	58,808	93,791	50,733
Realized gain (loss) on investments	933,269	54,990	(100,047)	(210,329)	34,710	17,543	(9,996)	(25,336)
Change in unrealized gain (loss) on investments	3,233,694	4,637	902,392	1,806,605	(139,329)	65,471	(1,552)	17,159
Reinvested capital gains	–	6,260	1,271,561	115,257	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,891,663	22,460	2,007,431	1,636,777	33,276	141,822	82,243	42,556

Equity transactions:
Purchase payments received from contract owners (note 3)	6,978,160	1,235,762	116,923	490,672	13,231	13,027	2,744	15,196
Transfers between funds	26,192,187	554,056	(638,499)	(703,803)	117,519	(218,208)	(38,480)	(84,848)
Redemptions (note 3)	(1,996,213)	(78,736)	(2,726,132)	(4,205,848)	(155,659)	(394,355)	(347,846)	(636,902)
Annuity benefits	–	–	(786)	(717)	(8,268)	(7,885)	(5,171)	(5,147)
Annual contract maintenance charges (note 2)	(628)	(131)	(5,928)	(6,602)	(644)	(829)	(1,016)	(1,329)
Contingent deferred sales charges (note 2)	(64,323)	(1,839)	(5,694)	(691)	(144)	(128)	(36)	(279)
Adjustments to maintain reserves	(326)	(424)	402	578	647	572	50	159

Net equity transactions	31,108,857	1,708,688	(3,259,714)	(4,426,411)	(33,318)	(607,806)	(389,755)	(713,150)

Net change in contract owners’ equity	35,000,520	1,731,148	(1,252,283)	(2,789,634)	(42)	(465,984)	(307,512)	(670,594)
Contract owners’ equity beginning of period	2,936,912	1,205,764	18,838,516	21,628,150	1,457,146	1,923,130	1,762,757	2,433,351

Contract owners’ equity end of period	$37,937,432	2,936,912	17,586,233	18,838,516	1,457,104	1,457,146	1,455,245	1,762,757

CHANGES IN UNITS:
Beginning units	242,388	106,490	243,531	304,890	35,506	51,290	62,699	88,729

Units purchased	2,821,443	279,170	1,475	9,630	54,582	26,006	1,843	611
Units redeemed	(772,363)	(143,272)	(40,507)	(70,989)	(54,502)	(41,790)	(15,327)	(26,641)

Ending units	2,291,468	242,388	204,499	243,531	35,586	35,506	49,215	62,699

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ChScMM		CSTGlobSmCp		CSTIntFoc		CSTSmCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$697,675	464,733	(52,984)	(63,791)	(135,165)	(154,614)	(991,391)	(1,219,347)
Realized gain (loss) on investments	–	–	436,074	417,379	3,944,993	3,209,549	5,787,037	2,633,003
Change in unrealized gain (loss) on investments	–	–	(529,304)	161,847	1,913,594	3,651,076	(5,736,186)	1,806,461
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	697,675	464,733	(146,214)	515,435	5,723,422	6,706,011	(940,540)	3,220,117

Equity transactions:
Purchase payments received from contract owners (note 3)	16,682,708	21,665,779	(14)	42	(223)	6,316	2,238,058	3,044,696
Transfers between funds	(11,848,998)	(12,799,203)	(316,739)	(314,543)	(1,511,923)	(1,655,063)	(5,447,253)	(5,318,207)
Redemptions (note 3)	(750,909)	(3,158,562)	(720,027)	(991,334)	(7,100,252)	(7,549,991)	(13,676,975)	(18,430,628)
Annuity benefits	(31,426)	(10,451)	(1,477)	(4,650)	(11,624)	(11,221)	(5,787)	(8,930)
Annual contract maintenance charges (note 2)	(869)	(951)	(2,496)	(3,114)	(15,210)	(17,472)	(36,099)	(46,960)
Contingent deferred sales charges (note 2)	–	–	(1,117)	(1,508)	(7,133)	(9,691)	(33,382)	(49,641)
Adjustments to maintain reserves	424	16,408	22	(329)	327	464	(474)	(1,346)

Net equity transactions	4,050,930	5,713,020	(1,041,848)	(1,315,436)	(8,646,038)	(9,236,658)	(16,961,912)	(20,811,016)

Net change in contract owners’ equity	4,748,605	6,177,753	(1,188,062)	(800,001)	(2,922,616)	(2,530,647)	(17,902,452)	(17,590,899)
Contract owners’ equity beginning of period	17,478,864	11,301,111	4,374,746	5,174,747	41,297,047	43,827,694	80,853,231	98,444,130

Contract owners’ equity end of period	$22,227,469	17,478,864	3,186,684	4,374,746	38,374,431	41,297,047	62,950,779	80,853,231

CHANGES IN UNITS:
Beginning units	1,650,023	1,114,003	285,608	377,164	2,629,775	3,268,498	4,550,318	5,728,799

Units purchased	2,170,101	2,558,854	2	–	–	423	193,707	458,167
Units redeemed	(1,790,031)	(2,022,834)	(65,997)	(91,556)	(506,207)	(639,146)	(1,124,156)	(1,636,648)

Ending units	2,030,093	1,650,023	219,613	285,608	2,123,568	2,629,775	3,619,869	4,550,318

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryIPSmCap		DryStkIx		DryStklxS		DryVApp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(568,150)	(549,194)	1,702,520	1,606,830	(65,459)	(74,127)	118,620	136,093
Realized gain (loss) on investments	2,455,166	3,827,246	24,784,603	20,092,935	2,593,161	1,451,341	3,243,400	2,936,910
Change in unrealized gain (loss) on investments	(5,013,759)	1,685,485	(5,280,793)	50,562,262	1,445,442	11,911,645	(764,379)	3,854,109
Reinvested capital gains	2,189,792	1,276,198	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(936,951)	6,239,735	21,206,330	72,262,027	3,973,144	13,288,859	2,597,641	6,927,112

Equity transactions:
Purchase payments received from contract owners (note 3)	7,624,894	8,272,138	16,656,824	19,372,702	16,504,464	16,755,473	1,712,433	2,360,452
Transfers between funds	(4,262,537)	(6,199,085)	(25,968,939)	(23,877,325)	(4,769,132)	2,287,580	(2,887,234)	(2,804,650)
Redemptions (note 3)	(6,166,157)	(7,890,338)	(94,651,744)	(109,927,277)	(8,194,832)	(7,797,438)	(7,576,992)	(10,657,509)
Annuity benefits	(6,099)	(3,560)	(185,413)	(174,537)	(9,717)	(4,397)	(5,312)	(4,875)
Annual contract maintenance charges (note 2)	(12,508)	(14,363)	(254,516)	(300,249)	(16,579)	(16,191)	(22,507)	(26,913)
Contingent deferred sales charges (note 2)	(53,959)	(52,443)	(194,471)	(292,232)	(142,539)	(133,553)	(22,983)	(23,100)
Adjustments to maintain reserves	(696)	(2,113)	(6,384)	10,551	(874)	(4,949)	813	939

Net equity transactions	(2,877,062)	(5,889,764)	(104,604,643)	(115,188,367)	3,370,791	11,086,525	(8,801,782)	(11,155,656)

Net change in contract owners’ equity	(3,814,013)	349,971	(83,398,313)	(42,926,340)	7,343,935	24,375,384	(6,204,141)	(4,228,544)
Contract owners’ equity beginning of period	53,149,444	52,799,473	548,696,155	591,622,495	117,585,766	93,210,382	49,181,175	53,409,719

Contract owners’ equity end of period	$49,335,431	53,149,444	465,297,842	548,696,155	124,929,701	117,585,766	42,977,034	49,181,175

CHANGES IN UNITS:
Beginning units	3,003,653	3,454,461	17,471,027	21,479,216	7,034,417	6,341,787	3,227,567	4,029,605

Units purchased	686,685	1,539,527	993,906	1,287,052	1,528,406	2,041,599	235,278	618,394
Units redeemed	(900,586)	(1,990,335)	(4,204,067)	(5,295,241)	(1,330,151)	(1,348,969)	(794,983)	(1,420,432)

Ending units	2,789,752	3,003,653	14,260,866	17,471,027	7,232,672	7,034,417	2,667,862	3,227,567

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVAppS		DryVDevLdS		DryVGroInc		FedAmLeadS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,687)	(41,861)	(35,119)	(63,522)	(190,325)	(189,296)	(7,777)	(7,154)
Realized gain (loss) on investments	1,230,059	869,026	(122,864)	93,233	1,218,489	444,848	(10,298)	61,742
Change in unrealized gain (loss) on investments	(25,241)	2,442,930	(767,321)	(374,221)	(350,037)	3,860,938	(463,936)	(34,090)
Reinvested capital gains	–	–	510,033	426,364	1,493,814	–	242,233	296,530

Net increase (decrease) in contract owners’ equity resulting from operations	1,171,131	3,270,095	(415,271)	81,854	2,171,941	4,116,490	(239,778)	317,028

Equity transactions:
Purchase payments received from contract owners (note 3)	1,670,025	1,768,997	51,666	95,792	1,253,719	1,474,060	55,265	53,333
Transfers between funds	(4,240,799)	(2,814,042)	(882,557)	(620,905)	(2,223,188)	(383,763)	(292,059)	(328,521)
Redemptions (note 3)	(1,336,835)	(1,349,934)	(505,113)	(419,188)	(6,123,237)	(7,083,559)	(135,357)	(162,074)
Annuity benefits	(12,231)	(11,248)	(147)	(169)	(253)	(230)	–	–
Annual contract maintenance charges (note 2)	(2,476)	(2,538)	(535)	(658)	(17,894)	(21,477)	(407)	(444)
Contingent deferred sales charges (note 2)	(30,536)	(24,467)	(9,329)	(3,995)	(11,539)	(26,474)	(2,799)	(4,226)
Adjustments to maintain reserves	(670)	(1,472)	(308)	(249)	(317)	(789)	1	(228)

Net equity transactions	(3,953,522)	(2,434,704)	(1,346,323)	(949,372)	(7,122,709)	(6,042,232)	(375,356)	(442,160)

Net change in contract owners’ equity	(2,782,391)	835,391	(1,761,594)	(867,518)	(4,950,768)	(1,925,742)	(615,134)	(125,132)
Contract owners’ equity beginning of period	24,972,202	24,136,811	4,376,634	5,244,152	34,273,085	36,198,827	2,411,405	2,536,537

Contract owners’ equity end of period	$22,189,811	24,972,202	2,615,040	4,376,634	29,322,317	34,273,085	1,796,271	2,411,405

CHANGES IN UNITS:
Beginning units	1,641,093	1,814,647	278,075	339,465	2,372,008	2,832,165	147,270	177,529

Units purchased	221,676	512,105	15,250	30,981	138,241	279,404	7,368	20,776
Units redeemed	(474,202)	(685,659)	(103,669)	(92,371)	(614,042)	(739,561)	(30,870)	(51,035)

Ending units	1,388,567	1,641,093	189,656	278,075	1,896,207	2,372,008	123,768	147,270

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedCapApS		FedMrkOp		FedQualBd		FedQualBdS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,938)	(31,596)	(21,841)	(21,749)	504,947	551,702	1,487,892	1,106,005
Realized gain (loss) on investments	169,112	75,376	(62,910)	5,911	(370,067)	(501,082)	(335,016)	(707,019)
Change in unrealized gain (loss) on investments	115,435	364,848	(80,754)	74,048	469,113	400,959	675,015	825,348
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	250,609	408,628	(165,505)	58,210	603,993	451,579	1,827,891	1,224,334

Equity transactions:
Purchase payments received from contract owners (note 3)	33,041	22,614	1,320,499	1,005,955	822,035	1,022,586	6,956,938	9,431,142
Transfers between funds	(186,697)	(137,729)	(1,064,658)	2,326,425	2,084,685	(1,988,008)	(14,262)	(3,233,391)
Redemptions (note 3)	(155,237)	(233,796)	(499,766)	(31,433)	(3,229,978)	(4,729,517)	(3,762,736)	(3,854,058)
Annuity benefits	–	–	–	–	(648)	(647)	–	–
Annual contract maintenance charges (note 2)	(342)	(357)	(197)	(54)	(6,537)	(7,661)	(4,764)	(4,852)
Contingent deferred sales charges (note 2)	(2,705)	(3,209)	(3,714)	(557)	(7,792)	(11,725)	(66,058)	(78,061)
Adjustments to maintain reserves	(116)	(321)	(161)	(103)	(127)	(106)	(925)	(3,119)

Net equity transactions	(312,056)	(352,798)	(247,997)	3,300,233	(338,362)	(5,715,078)	3,108,193	2,257,661

Net change in contract owners’ equity	(61,447)	55,830	(413,502)	3,358,443	265,631	(5,263,499)	4,936,084	3,481,995
Contract owners’ equity beginning of period	3,225,966	3,170,136	3,358,443	–	15,770,714	21,034,213	51,727,060	48,245,065

Contract owners’ equity end of period	$3,164,519	3,225,966	2,944,941	3,358,443	16,036,345	15,770,714	56,663,144	51,727,060

CHANGES IN UNITS:
Beginning units	212,094	236,710	326,855	–	1,361,037	1,866,157	4,875,943	4,648,453

Units purchased	18,628	6,787	387,050	366,224	646,485	362,765	1,423,771	1,865,087
Units redeemed	(37,778)	(31,403)	(418,243)	(39,369)	(677,154)	(867,885)	(1,131,492)	(1,637,597)

Ending units	192,944	212,094	295,662	326,855	1,330,368	1,361,037	5,168,222	4,875,943

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEI		FidVIPEIS2		FidVIPGr		FidVIPGrS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,995,154	18,404,206	92,924	2,072,966	(3,571,883)	(7,153,635)	(897,117)	(727,127)
Realized gain (loss) on investments	24,425,527	9,052,010	3,087,061	1,531,186	(42,957,388)	(81,884,784)	2,736,045	633,341
Change in unrealized gain (loss) on investments	(86,433,660)	20,075,536	(19,046,126)	2,639,359	209,381,825	129,552,902	11,949,939	2,502,135
Reinvested capital gains	66,552,673	110,981,405	14,939,748	18,091,877	613,327	–	57,287	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,539,694	158,513,157	(926,393)	24,335,388	163,465,881	40,514,483	13,846,154	2,408,349

Equity transactions:
Purchase payments received from contract owners (note 3)	19,300,641	21,879,732	27,141,443	25,521,020	19,860,403	24,963,949	7,302,047	7,260,623
Transfers between funds	(30,635,671)	(17,305,162)	(8,257,031)	3,053,950	(32,437,815)	(47,763,057)	23,190,504	(4,567,042)
Redemptions (note 3)	(147,869,726)	(172,040,803)	(11,613,840)	(8,325,807)	(127,274,990)	(145,018,682)	(6,086,121)	(2,917,588)
Annuity benefits	(260,951)	(227,831)	(264)	–	(301,610)	(259,966)	(265)	–
Annual contract maintenance charges (note 2)	(364,544)	(416,758)	(17,067)	(15,866)	(421,427)	(498,433)	(6,506)	(6,323)
Contingent deferred sales charges (note 2)	(219,204)	(317,394)	(189,295)	(164,807)	(251,043)	(401,089)	(135,571)	(72,275)
Adjustments to maintain reserves	11,568	7,779	(2,493)	(7,073)	(12,473)	543	(981)	(3,268)

Net equity transactions	(160,037,887)	(168,420,437)	7,061,453	20,061,417	(140,838,955)	(168,976,735)	24,263,107	(305,873)

Net change in contract owners’ equity	(152,498,193)	(9,907,280)	6,135,060	44,396,805	22,626,926	(128,462,252)	38,109,261	2,102,476
Contract owners’ equity beginning of period	942,629,411	952,536,691	170,040,794	125,643,989	724,519,458	852,981,710	51,229,656	49,127,180

Contract owners’ equity end of period	$790,131,218	942,629,411	176,175,854	170,040,794	747,146,384	724,519,458	89,338,917	51,229,656

CHANGES IN UNITS:
Beginning units	19,837,866	24,111,620	9,285,688	8,101,371	15,379,782	19,493,494	3,396,781	3,421,593

Units purchased	701,813	1,027,386	2,386,885	2,741,071	638,127	678,237	2,778,168	862,974
Units redeemed	(4,118,358)	(5,301,140)	(2,022,368)	(1,556,754)	(3,544,710)	(4,791,949)	(1,411,219)	(887,786)

Ending units	16,421,321	19,837,866	9,650,205	9,285,688	12,473,199	15,379,782	4,763,730	3,396,781

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHI		FidVIPHIR		FidVIPOv		FidVIPOvR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,731,888	9,465,727	919,612	–	3,036,963	(648,104)	1,481,116	(309,501)
Realized gain (loss) on investments	(1,014,187)	(443,070)	(163,737)	–	15,212,922	13,072,030	6,851,811	4,640,447
Change in unrealized gain (loss) on investments	(3,213,240)	5,569,841	(927,735)	–	(5,920,382)	10,741,269	(2,461,123)	5,518,302
Reinvested capital gains	–	–	–	–	10,719,798	1,013,550	4,937,611	414,035

Net increase (decrease) in contract owners’ equity resulting from operations	2,504,461	14,592,498	(171,860)	–	23,049,301	24,178,745	10,809,415	10,263,283

Equity transactions:
Purchase payments received from contract owners (note 3)	1,356,902	4,521,592	2,036,790	–	33,919	7	5,478,045	6,395,841
Transfers between funds	(32,864,736)	(118,617)	12,741,219	–	(4,929,862)	(4,701,773)	(562,141)	5,879,972
Redemptions (note 3)	(24,416,043)	(36,456,243)	(2,409,590)	–	(25,565,742)	(25,746,301)	(12,645,384)	(12,042,160)
Annuity benefits	(17,044)	(19,315)	–	–	(35,793)	(28,147)	(1,367)	(738)
Annual contract maintenance charges (note 2)	(53,063)	(67,256)	(1,820)	–	(76,516)	(85,695)	(23,507)	(23,373)
Contingent deferred sales charges (note 2)	(43,593)	(51,269)	(2,128)	–	(25,077)	(33,662)	(47,528)	(45,140)
Adjustments to maintain reserves	1,254	1,331	7,298	–	(8,103)	664	22,881	(6)

Net equity transactions	(56,036,323)	(32,189,777)	12,371,769	–	(30,607,174)	(30,594,907)	(7,779,001)	164,396

Net change in contract owners’ equity	(53,531,862)	(17,597,279)	12,199,909	–	(7,557,873)	(6,416,162)	3,030,414	10,427,679
Contract owners’ equity beginning of period	153,635,612	171,232,891	–	–	158,185,294	164,601,456	72,548,404	62,120,725

Contract owners’ equity end of period	$100,103,750	153,635,612	12,199,909	–	150,627,421	158,185,294	75,578,818	72,548,404

CHANGES IN UNITS:
Beginning units	7,076,863	8,818,397	–	–	5,556,872	6,764,235	4,321,249	4,309,892

Units purchased	499,761	2,339,615	2,989,379	–	–	44	863,243	1,433,704
Units redeemed	(3,155,839)	(4,081,149)	(1,744,781)	–	(997,227)	(1,207,407)	(1,299,277)	(1,422,347)

Ending units	4,420,785	7,076,863	1,244,598	–	4,559,645	5,556,872	3,885,215	4,321,249

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS2		FidVIPOvS2R		FidVIPAM		FidVIPCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$129,897	(60,539)	892,230	(369,574)	13,211,165	4,624,341	(3,214,011)	(481,401)
Realized gain (loss) on investments	482,769	281,698	3,107,671	2,014,907	(2,449,644)	(7,606,170)	31,808,380	21,263,770
Change in unrealized gain (loss) on investments	34,575	989,822	425,517	4,519,821	17,639,565	20,092,233	(93,687,021)	(7,707,936)
Reinvested capital gains	605,213	52,977	3,454,152	237,802	8,056,729	–	171,059,909	58,269,912

Net increase (decrease) in contract owners’ equity resulting from operations	1,252,454	1,263,958	7,879,570	6,402,956	36,457,815	17,110,404	105,967,257	71,344,345

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	12,104,049	13,822,947	6,023,184	7,814,961	21,316,246	25,013,934
Transfers between funds	(873,526)	(559,372)	7,490,542	(3,355,356)	(9,534,366)	(11,377,686)	(16,810,481)	5,473,624
Redemptions (note 3)	(397,450)	(449,762)	(4,835,717)	(2,421,383)	(46,666,315)	(55,833,580)	(124,597,427)	(131,623,210)
Annuity benefits	–	–	(8,406)	(7,100)	(56,534)	(51,995)	(129,623)	(115,077)
Annual contract maintenance charges (note 2)	(854)	(925)	(4,849)	(3,524)	(146,796)	(173,740)	(277,997)	(312,837)
Contingent deferred sales charges (note 2)	(3,020)	(4,078)	(88,045)	(34,031)	(58,951)	(113,316)	(238,305)	(309,135)
Adjustments to maintain reserves	(14)	(52)	(1,143)	(1,980)	3,565	1,879	3,590	1,128

Net equity transactions	(1,274,864)	(1,014,189)	14,656,431	7,999,573	(50,436,213)	(59,733,477)	(120,733,997)	(101,871,573)

Net change in contract owners’ equity	(22,410)	249,769	22,536,001	14,402,529	(13,978,398)	(42,623,073)	(14,766,740)	(30,527,228)
Contract owners’ equity beginning of period	8,723,911	8,474,142	48,995,399	34,592,870	287,059,446	329,682,519	722,138,821	752,666,049

Contract owners’ equity end of period	$8,701,501	8,723,911	71,531,400	48,995,399	273,081,048	287,059,446	707,372,081	722,138,821

CHANGES IN UNITS:
Beginning units	395,811	445,790	3,262,947	2,671,311	10,118,900	12,409,816	21,578,263	24,802,463

Units purchased	–	1,165	2,001,464	1,660,433	241,950	324,058	1,567,253	2,589,922
Units redeemed	(54,022)	(51,144)	(1,105,908)	(1,068,797)	(1,985,687)	(2,614,974)	(4,933,493)	(5,814,122)

Ending units	341,789	395,811	4,158,503	3,262,947	8,375,163	10,118,900	18,212,023	21,578,263

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2		FidVIPGrOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,017,896)	(1,649,625)	493,230	416,307	3,080,879	724,032	(413,842)	(183,121)
Realized gain (loss) on investments	8,826,918	8,441,657	(200,098)	(142,026)	(1,658)	(26,409)	2,373,422	2,128,249
Change in unrealized gain (loss) on investments	(51,712,817)	(5,489,005)	236,054	190,063	5,288,689	2,980,561	3,988,330	(922,416)
Reinvested capital gains	97,774,253	25,398,970	–	39,141	–	167,611	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	51,870,458	26,701,997	529,186	503,485	8,367,910	3,845,795	5,947,910	1,022,712

Equity transactions:
Purchase payments received from contract owners (note 3)	67,268,011	77,350,482	1,568,970	1,476,592	129,090,048	66,292,013	938,683	1,266,452
Transfers between funds	(13,029,550)	809,590	3,693,224	3,486,616	130,207,389	58,308,557	511,508	(3,198,145)
Redemptions (note 3)	(21,253,658)	(14,498,839)	(3,441,214)	(3,663,807)	(13,914,283)	(5,699,981)	(5,670,702)	(7,135,890)
Annuity benefits	(8,710)	(420)	(4,478)	(3,083)	(7,306)	(7,331)	(547)	(1,226)
Annual contract maintenance charges (note 2)	(34,466)	(26,848)	(5,677)	(4,912)	(289,833)	(7,055)	(17,715)	(20,566)
Contingent deferred sales charges (note 2)	(394,201)	(285,981)	(8,999)	(9,811)	(182,075)	(103,116)	(12,140)	(17,720)
Adjustments to maintain reserves	(4,781)	(14,569)	114	18,969	(3,732)	(8,322)	(248)	(339)

Net equity transactions	32,542,645	63,333,415	1,801,940	1,300,564	244,900,208	118,774,765	(4,251,161)	(9,107,434)

Net change in contract owners’ equity	84,413,103	90,035,412	2,331,126	1,804,049	253,268,118	122,620,560	1,696,749	(8,084,722)
Contract owners’ equity beginning of period	319,684,367	229,648,955	18,006,525	16,202,476	187,151,301	64,530,741	30,269,145	38,353,867

Contract owners’ equity end of period	$404,097,470	319,684,367	20,337,651	18,006,525	440,419,419	187,151,301	31,965,894	30,269,145

CHANGES IN UNITS:
Beginning units	16,826,492	13,262,039	1,663,367	1,541,808	17,350,200	6,089,737	2,712,499	3,577,040

Units purchased	5,959,072	8,264,099	780,274	808,985	25,764,127	13,047,730	299,340	301,373
Units redeemed	(4,344,864)	(4,699,646)	(616,158)	(687,426)	(3,126,295)	(1,787,267)	(656,256)	(1,165,914)

Ending units	18,440,700	16,826,492	1,827,483	1,663,367	39,988,032	17,350,200	2,355,583	2,712,499

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(110,208)	(44,302)	(2,392,348)	(2,566,165)	(84,586)	(115,769)	(280,001)	(305,821)
Realized gain (loss) on investments	220,132	(16,622)	7,782,216	8,543,730	193,171	(263,458)	191,427	(160,852)
Change in unrealized gain (loss) on investments	736,988	545,070	1,323,816	(8,102,421)	(1,040,611)	(371,115)	(1,569,302)	(395,437)
Reinvested capital gains	1,197,867	–	17,794,132	18,926,578	1,660,822	2,868,943	2,754,390	4,001,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,044,779	484,146	24,507,816	16,801,722	728,796	2,118,601	1,096,514	3,139,108

Equity transactions:
Purchase payments received from contract owners (note 3)	1,404,189	320,202	39,733,200	42,288,802	1,020,007	1,137,916	350,805	1,825,056
Transfers between funds	9,801,087	9,687,445	(6,889,505)	(10,815,359)	(203,694)	(3,202,406)	(1,457,584)	(1,220,359)
Redemptions (note 3)	(2,352,959)	(229,600)	(13,052,427)	(9,351,373)	(2,788,618)	(2,834,432)	(2,088,186)	(1,721,017)
Annuity benefits	(1,345)	–	(13,759)	(2,722)	(2,185)	(1,914)	–	–
Annual contract maintenance charges (note 2)	(5,295)	(966)	(18,182)	(15,093)	(6,146)	(6,742)	(3,124)	(3,004)
Contingent deferred sales charges (note 2)	(5,821)	(439)	(273,159)	(218,044)	(10,035)	(11,836)	(29,920)	(36,465)
Adjustments to maintain reserves	1,122	(15)	(3,858)	(11,275)	(62)	(5,168)	(692)	(1,617)

Net equity transactions	8,840,978	9,776,627	19,482,310	21,874,936	(1,990,733)	(4,924,582)	(3,228,701)	(1,157,406)

Net change in contract owners’ equity	10,885,757	10,260,773	43,990,126	38,676,658	(1,261,937)	(2,805,981)	(2,132,187)	1,981,702
Contract owners’ equity beginning of period	10,260,773	–	184,769,935	146,093,277	14,530,176	17,336,157	25,032,411	23,050,709

Contract owners’ equity end of period	$21,146,530	10,260,773	228,760,061	184,769,935	13,268,239	14,530,176	22,900,224	25,032,411

CHANGES IN UNITS:
Beginning units	1,041,179	–	8,219,016	7,193,078	959,780	1,313,761	1,184,531	1,244,308

Units purchased	1,436,561	1,173,976	3,375,566	4,253,259	493,569	444,222	233,355	191,017
Units redeemed	(597,079)	(132,797)	(2,626,427)	(3,227,321)	(612,301)	(798,203)	(372,836)	(250,794)

Ending units	1,880,661	1,041,179	8,968,155	8,219,016	841,048	959,780	1,045,050	1,184,531

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,085,512)	(273,490)	70,444	18,921	208,068	53,965	64,766	16,142
Realized gain (loss) on investments	677,253	1,392,824	144,814	1,058	808,691	105,979	70,701	(16)
Change in unrealized gain (loss) on investments	22,153,876	(5,147,619)	(146,708)	54,161	220,289	1,364,634	(29,909)	33,597
Reinvested capital gains	4,665,935	5,748,744	102,779	7,228	1,113,763	132,708	152,908	12,913

Net increase (decrease) in contract owners’ equity resulting from operations	26,411,552	1,720,459	171,329	81,368	2,350,811	1,657,286	258,466	62,636

Equity transactions:
Purchase payments received from contract owners (note 3)	18,747,996	19,333,249	267,883	53,889	8,174,884	3,508,899	902,302	117,432
Transfers between funds	35,298,613	12,151,848	3,393,807	1,631,481	5,603,004	17,564,881	3,646,238	1,281,628
Redemptions (note 3)	(6,729,964)	(2,795,907)	(371,701)	(55,061)	(1,810,389)	(411,608)	(292,758)	(2,756)
Annuity benefits	–	–	(7,620)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(8,600)	(3,389)	(1,030)	(152)	(2,141)	(879)	(1,791)	(127)
Contingent deferred sales charges (note 2)	(86,561)	(50,584)	(1,046)	–	(41,992)	(4,455)	(289)	–
Adjustments to maintain reserves	7,080	75,073	3,901	(10)	(937)	(2,474)	(52)	(3)

Net equity transactions	47,228,564	28,710,290	3,284,194	1,630,147	11,922,429	20,654,364	4,253,650	1,396,174

Net change in contract owners’ equity	73,640,116	30,430,749	3,455,523	1,711,515	14,273,240	22,311,650	4,512,116	1,458,810
Contract owners’ equity beginning of period	44,870,467	14,439,718	1,711,515	–	31,383,195	9,071,545	1,458,810	–

Contract owners’ equity end of period	$118,510,583	44,870,467	5,167,038	1,711,515	45,656,435	31,383,195	5,970,926	1,458,810

CHANGES IN UNITS:
Beginning units	2,923,524	1,080,443	162,866	–	2,744,382	851,649	138,522	–

Units purchased	4,130,822	3,534,762	506,460	170,279	1,686,206	1,987,701	491,287	138,818
Units redeemed	(1,641,174)	(1,691,681)	(218,993)	(7,413)	(682,368)	(94,968)	(108,299)	(296)

Ending units	5,413,172	2,923,524	450,333	162,866	3,748,220	2,744,382	521,510	138,522

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$361,556	(12,280)	42,417	7,138	53,768	(14,145)	–	(1,406)
Realized gain (loss) on investments	931,099	162,749	29,172	929	384,447	265,409	–	(49,274)
Change in unrealized gain (loss) on investments	226,850	2,332,455	(11,503)	21,790	131,830	718,333	–	8,918
Reinvested capital gains	1,988,265	343,017	114,826	6,719	707,001	138,477	–	44,085

Net increase (decrease) in contract owners’ equity resulting from operations	3,507,770	2,825,941	174,912	36,576	1,277,046	1,108,074	–	2,323

Equity transactions:
Purchase payments received from contract owners (note 3)	20,625,979	6,414,404	372,998	78,845	2,333,052	1,823,891	–	–
Transfers between funds	9,880,933	14,498,351	2,370,626	789,142	3,306,770	5,194,369	–	(605,749)
Redemptions (note 3)	(1,658,227)	(1,012,327)	(254,255)	(2,887)	(1,557,617)	(1,565,643)	–	(642)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,086)	(2,068)	(1,204)	(77)	(2,325)	(1,322)	–	–
Contingent deferred sales charges (note 2)	(47,115)	(31,028)	(408)	–	(12,709)	(11,599)	–	–
Adjustments to maintain reserves	(1,030)	(2,674)	(43)	4	(472)	(957)	–	1

Net equity transactions	28,795,454	19,864,658	2,487,714	865,027	4,066,699	5,438,739	–	(606,390)

Net change in contract owners’ equity	32,303,224	22,690,599	2,662,626	901,603	5,343,745	6,546,813	–	(604,067)
Contract owners’ equity beginning of period	38,598,876	15,908,277	901,603	–	13,545,883	6,999,070	–	604,067

Contract owners’ equity end of period	$70,902,100	38,598,876	3,564,229	901,603	18,889,628	13,545,883	–	–

CHANGES IN UNITS:
Beginning units	3,209,353	1,450,199	85,450	–	1,094,121	626,404	–	56,260

Units purchased	2,900,617	1,991,797	254,884	86,321	478,215	625,668	–	–
Units redeemed	(657,567)	(232,643)	(32,554)	(871)	(173,945)	(157,951)	–	(56,260)

Ending units	5,452,403	3,209,353	307,780	85,450	1,398,391	1,094,121	–	–

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FHCapAp		FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	(136)	142,302	(72,050)	50,631	(30,161)	591,786	(342,522)
Realized gain (loss) on investments	–	(2,807)	1,856,941	745,549	583,592	504,445	1,988,833	385,551
Change in unrealized gain (loss)on investments	–	(1,311)	4,448,163	3,369,698	267,413	1,435,417	13,541,621	14,668,916
Reinvested capital gains	–	8,971	2,542,511	–	497,111	–	8,774,230	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	4,717	8,989,917	4,043,197	1,398,747	1,909,701	24,896,470	14,711,945

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	14,153,137	11,395,876	(45)	–	92,115,792	46,897,487
Transfers between funds	–	(59,802)	10,471,829	5,212,910	(794,699)	(1,108,840)	41,279,493	32,203,191
Redemptions (note 3)	–	(27)	(2,862,236)	(868,339)	(691,964)	(787,906)	(9,135,075)	(3,466,788)
Annuity benefits	–	–	–	–	(492)	(432)	–	–
Annual contract maintenance charges (note 2)	–	–	(3,356)	(994)	(664)	(755)	(181,635)	(3,915)
Contingent deferred sales charges (note 2)	–	–	(29,483)	(14,087)	(10,506)	(4,751)	(119,663)	(54,749)
Adjustments to maintain reserves	–	2	(1,074)	(2,367)	(173)	(505)	(3,185)	(5,012)

Net equity transactions	–	(59,827)	21,728,817	15,722,999	(1,498,543)	(1,903,189)	123,955,727	75,570,214

Net change in contract owners’ equity	–	(55,110)	30,718,734	19,766,196	(99,796)	6,512	148,852,197	90,282,159
Contract owners’ equity beginning of period	–	55,110	27,220,949	7,454,753	11,034,047	11,027,535	129,480,230	39,198,071

Contract owners’ equity end of period	$–	–	57,939,683	27,220,949	10,934,251	11,034,047	278,332,427	129,480,230

CHANGES IN UNITS:
Beginning units	–	4,666	1,703,817	588,613	531,179	634,836	8,716,921	3,144,611

Units purchased	–	–	2,132,537	1,622,894	2	–	9,858,507	6,535,090
Units redeemed	–	(4,666)	(958,941)	(507,690)	(68,372)	(103,657)	(2,064,064)	(962,780)

Ending units	–	–	2,877,413	1,703,817	462,809	531,179	16,511,364	8,716,921

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPGlInc3		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSCapV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$414,754	134,891	1,755,877	(107,046)	908,977	(756,864)	(640,922)	(533,561)
Realized gain (loss) on investments	247,886	312,185	925,152	88,179	5,371,438	2,296,040	2,722,686	3,296,903
Change in unrealized gain (loss) on investments	2,350,963	886,867	(2,969,736)	2,808,718	(13,232,060)	16,597,747	(10,194,969)	3,272,356
Reinvested capital gains	–	–	602,382	16,379	1,911,675	688,343	5,066,896	1,831,202

Net increase (decrease) in contract owners’ equity resulting from operations	3,013,603	1,333,943	313,675	2,806,230	(5,039,970)	18,825,266	(3,046,309)	7,866,900

Equity transactions:
Purchase payments received from contract owners (note 3)	14,948,684	7,405,549	60,359,911	20,167,249	1,515,716	12,095,976	13,328,207	13,841,840
Transfers between funds	13,791,640	7,734,992	16,101,939	30,795,623	(13,460,323)	(3,208,068)	(4,905,520)	4,449,362
Redemptions (note 3)	(2,937,332)	(639,499)	(9,092,430)	(999,597)	(9,724,106)	(7,486,005)	(4,733,429)	(3,312,817)
Annuity benefits	(1,027)	–	(1,664)	–	–	–	(7,707)	–
Annual contract maintenance charges (note 2)	(2,501)	(609)	(7,056)	(810)	(11,823)	(12,553)	(7,032)	(5,132)
Contingent deferred sales charges (note 2)	(32,894)	(10,598)	(45,423)	(16,717)	(173,592)	(151,824)	(74,562)	(46,894)
Adjustments to maintain reserves	47	(787)	(2,108)	(682)	(2,577)	(7,745)	(1,304)	1,035

Net equity transactions	25,766,617	14,489,048	67,313,169	49,945,066	(21,856,705)	1,229,781	3,598,653	14,927,394

Net change in contract owners’ equity	28,780,220	15,822,991	67,626,844	52,751,296	(26,896,675)	20,055,047	552,344	22,794,294
Contract owners’ equity beginning of period	20,725,398	4,902,407	52,751,296	–	142,480,300	122,425,253	68,147,428	45,353,134

Contract owners’ equity end of period	$49,505,618	20,725,398	120,378,140	52,751,296	115,583,625	142,480,300	68,699,772	68,147,428

CHANGES IN UNITS:
Beginning units	1,905,578	501,187	4,753,427	–	8,485,936	8,398,809	3,184,805	2,432,175

Units purchased	3,029,384	2,001,149	8,902,568	5,160,531	432,490	1,572,082	1,214,966	1,804,349
Units redeemed	(775,745)	(596,758)	(3,042,906)	(407,104)	(1,727,284)	(1,484,955)	(1,063,244)	(1,051,719)

Ending units	4,159,217	1,905,578	10,613,089	4,753,427	7,191,142	8,485,936	3,336,527	3,184,805

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspBal		JAspForty		JAspGlTechS2		JAspGlTechS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$112,280	59,167	(557,024)	(432,479)	(51,839)	(66,294)	(38,698)	(59,567)
Realized gain (loss) on investments	667,846	372,140	3,764,608	3,908,136	339,669	279,686	191,855	74,610
Change in unrealized gain (loss) on investments	338,043	653,537	10,754,973	(839,430)	662,657	84,356	529,683	246,774
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,118,169	1,084,844	13,962,557	2,636,227	950,487	297,748	682,840	261,817

Equity transactions:
Purchase payments received from contract owners (note 3)	944,500	1,166,854	9,223,467	2,738,972	425,897	704,322	14,664	98
Transfers between funds	59,092	892,114	18,248,615	(2,597,043)	260,877	(371,140)	(210,318)	(635,708)
Redemptions (note 3)	(1,621,227)	(1,375,174)	(6,682,388)	(5,948,217)	(877,884)	(925,926)	(779,204)	(813,006)
Annuity benefits	–	–	–	(939)	–	–	(3,601)	(409)
Annual contract maintenance charges (note 2)	(1,103)	(1,177)	(16,647)	(17,134)	(2,838)	(3,300)	(2,894)	(3,499)
Contingent deferred sales charges (note 2)	(13,382)	(11,060)	(34,003)	(29,737)	(7,614)	(8,423)	(1,793)	(2,857)
Adjustments to maintain reserves	(329)	(705)	(748)	(744)	(105)	(99)	192	(75)

Net equity transactions	(632,449)	670,852	20,738,296	(5,854,842)	(201,667)	(604,566)	(982,954)	(1,455,456)

Net change in contract owners’ equity	485,720	1,755,696	34,700,853	(3,218,615)	748,820	(306,818)	(300,114)	(1,193,639)
Contract owners’ equity beginning of period	13,298,761	11,543,065	36,031,995	39,250,610	4,935,597	5,242,415	3,901,121	5,094,760

Contract owners’ equity end of period	$13,784,481	13,298,761	70,732,848	36,031,995	5,684,417	4,935,597	3,601,007	3,901,121

CHANGES IN UNITS:
Beginning units	946,961	889,457	3,715,916	4,486,139	411,359	465,574	957,855	1,331,430

Units purchased	162,416	249,466	2,704,592	766,280	126,431	138,033	11	8
Units redeemed	(200,481)	(191,962)	(1,657,019)	(1,536,503)	(143,493)	(192,248)	(224,092)	(373,583)

Ending units	908,896	946,961	4,763,489	3,715,916	394,297	411,359	733,774	957,855

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspRMgCore		JAspIntGroS2		JAspIntGroS		JPM2MdCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(34,949)	(63,523)	(1,624,324)	636,136	(156,708)	69,430	(73,909)	(165,678)
Realized gain (loss) on investments	1,291	(221,878)	17,415,838	2,932,889	2,057,006	1,494,254	1,183,682	1,619,404
Change in unrealized gain (loss) on investments	158,956	74,125	20,757,709	21,141,732	1,953,928	3,977,242	(1,501,526)	1,219,446
Reinvested capital gains	36,765	307,433	–	–	–	–	751,956	568,468

Net increase (decrease) in contract owners’ equity resulting from operations	162,063	96,157	36,549,223	24,710,757	3,854,226	5,540,926	360,203	3,241,640

Equity transactions:
Purchase payments received from contract owners (note 3)	1,107,810	95,827	47,534,341	19,674,122	680	13	506	554,312
Transfers between funds	804,100	1,207,980	12,721,092	69,068,624	(699,357)	(1,320,715)	(2,912,693)	(9,239,451)
Redemptions (note 3)	(436,812)	(205,058)	(15,310,850)	(7,517,205)	(2,609,197)	(2,036,913)	(2,876,707)	(4,284,738)
Annuity benefits	–	–	(2,576)	(160)	–	–	–	–
Annual contract maintenance charges (note 2)	(1,150)	(295)	(63,339)	(13,185)	(6,647)	(7,038)	(5,913)	(9,021)
Contingent deferred sales charges (note 2)	(2,672)	(3,869)	(111,548)	(36,506)	(8,581)	(9,708)	(7,222)	(9,400)
Adjustments to maintain reserves	(88)	(491)	(1,366)	(1,395)	(205)	(44)	1,852	6,412

Net equity transactions	1,471,188	1,094,094	44,765,754	81,174,295	(3,323,307)	(3,374,405)	(5,800,177)	(12,981,886)

Net change in contract owners’ equity	1,633,251	1,190,251	81,314,977	105,885,052	530,919	2,166,521	(5,439,974)	(9,740,246)
Contract owners’ equity beginning of period	3,888,158	2,697,907	131,708,961	25,823,909	16,201,270	14,034,749	18,795,204	28,535,450

Contract owners’ equity end of period	$5,521,409	3,888,158	213,023,938	131,708,961	16,732,189	16,201,270	13,355,230	18,795,204

CHANGES IN UNITS:
Beginning units	237,661	177,552	6,010,855	1,666,749	1,090,672	1,379,274	1,328,877	2,326,240

Units purchased	156,119	389,538	5,553,636	5,684,594	–	7	194	318,837
Units redeemed	(72,039)	(329,429)	(3,844,630)	(1,340,488)	(210,943)	(288,609)	(395,002)	(1,316,200)

Ending units	321,741	237,661	7,719,861	6,010,855	879,729	1,090,672	934,069	1,328,877

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LBTShrtDBd		MFSInvGrStS		MFSValueS		MTBLgCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,970,246	3,659,110	(371,681)	(397,889)	(686,069)	(316,138)	(11,477)	(8,334)
Realized gain (loss) on investments	(51,493)	(274,376)	873,208	823,474	3,943,426	1,153,328	10,523	2,042
Change in unrealized gain (loss) on investments	4,373,193	992,362	1,587,059	874,376	(741,302)	5,180,019	2,807	80,899
Reinvested capital gains	–	–	–	–	1,109,528	1,062,420	78,019	10,927

Net increase (decrease) in contract owners’ equity resulting from operations	9,291,946	4,377,096	2,088,586	1,299,961	3,625,583	7,079,629	79,872	85,534

Equity transactions:
Purchase payments received from contract owners (note 3)	109,786,029	46,803,422	288,059	1,711,149	20,068,045	9,182,536	28,060	57,489
Transfers between funds	103,535,867	76,084,501	(1,704,916)	(3,614,902)	6,096,628	22,713,479	(5,919)	9,274
Redemptions (note 3)	(22,142,382)	(18,523,875)	(1,866,683)	(1,199,193)	(4,958,785)	(2,389,512)	(28,878)	(21,986)
Annuity benefits	(107,624)	(66,877)	–	–	(1,291)	–	–	–
Annual contract maintenance charges (note 2)	(276,139)	(29,152)	(1,738)	(1,935)	(6,065)	(2,607)	(187)	(178)
Contingent deferred sales charges (note 2)	(157,552)	(115,073)	(25,278)	(19,424)	(50,946)	(35,987)	(588)	(1,034)
Adjustments to maintain reserves	(3,531)	(3,634)	(837)	(2,064)	(841)	(1,892)	21	130

Net equity transactions	190,634,668	104,149,312	(3,311,393)	(3,126,369)	21,146,745	29,466,017	(7,491)	43,695

Net change in contract owners’ equity	199,926,614	108,526,408	(1,222,807)	(1,826,408)	24,772,328	36,545,646	72,381	129,229
Contract owners’ equity beginning of period	225,362,727	116,836,319	23,833,223	25,659,631	63,110,866	26,565,220	1,057,960	928,731

Contract owners’ equity end of period	$425,289,341	225,362,727	22,610,416	23,833,223	87,883,194	63,110,866	1,130,341	1,057,960

CHANGES IN UNITS:
Beginning units	19,400,879	8,471,408	1,642,788	1,866,912	3,466,377	1,732,243	91,381	87,319

Units purchased	22,942,764	13,657,777	60,622	208,199	2,935,129	2,577,829	4,516	7,864
Units redeemed	(4,123,601)	(2,728,306)	(275,652)	(432,323)	(1,845,029)	(843,695)	(5,294)	(3,802)

Ending units	38,220,042	19,400,879	1,427,758	1,642,788	4,556,477	3,466,377	90,603	91,381

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MTBLgCapV		MTBAggGr		MTBConGr		MTBModGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,292)	(4,296)	(534)	4,136	1,243	1,414	47,018	93,712
Realized gain (loss) on investments	15,420	12,895	7,299	832	70	32	62,305	18,718
Change in unrealized gain (loss) on investments	(71,080)	76,080	(5,275)	17,228	264	1,046	63,901	161,103
Reinvested capital gains	57,469	96,192	18,885	8,607	1,824	1,188	259,167	412,969

Net increase (decrease) in contract owners’ equity resulting from operations	(4,483)	180,871	20,375	30,803	3,401	3,680	432,391	686,502

Equity transactions:
Purchase payments received from contract owners (note 3)	103,164	209,977	57,179	162,987	1,113	52,704	340,254	1,050,979
Transfers between funds	91,259	78,850	34,450	20,515	–	8,742	(178,749)	(7,108)
Redemptions (note 3)	(26,857)	(54,910)	(12,074)	(5,538)	(526)	(14,378)	(764,758)	(530,503)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(288)	(258)	–	–	(19)	(24)	(2,247)	(2,264)
Contingent deferred sales charges (note 2)	(423)	(2,305)	–	–	(3)	(40)	(23,509)	(10,505)
Adjustments to maintain reserves	(204)	103	(17)	(24)	(4)	–	496	438

Net equity transactions	166,651	231,457	79,538	177,940	561	47,004	(628,513)	501,037

Net change in contract owners’ equity	162,168	412,328	99,913	208,743	3,962	50,684	(196,122)	1,187,539
Contract owners’ equity beginning of period	1,450,895	1,038,567	329,302	120,559	88,038	37,354	8,580,243	7,392,704

Contract owners’ equity end of period	$1,613,063	1,450,895	429,215	329,302	92,000	88,038	8,384,121	8,580,243

CHANGES IN UNITS:
Beginning units	100,046	82,930	27,147	11,254	8,142	3,652	703,592	659,109

Units purchased	16,943	24,416	7,132	16,368	102	5,901	38,890	111,469
Units redeemed	(5,748)	(7,300)	(950)	(475)	(50)	(1,411)	(90,526)	(66,986)

Ending units	111,241	100,046	33,329	27,147	8,194	8,142	651,956	703,592

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,667,513	1,691,343	5,187,817	(32,463)	624,057	(82,935)	548,501	–
Realized gain (loss) on investments	81,539	(1,694)	57,966	591	492,123	(1,152)	(628,019)	–
Change in unrealized gain (loss) on investments	(962,937)	3,688,181	(4,637,429)	415,693	2,859,178	1,651,955	(2,943,263)	–
Reinvested capital gains	144,817	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,930,932	5,377,830	608,354	383,821	3,975,358	1,567,868	(3,022,781)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	266,728,417	105,066,314	46,979,002	9,199,848	24,279,156	8,473,009	33,402,993	–
Transfers between funds	66,508,920	26,329,790	68,646,459	8,917,875	15,983,159	13,429,068	49,870,276	–
Redemptions (note 3)	(10,237,381)	(1,251,823)	(3,533,620)	(244,938)	(2,538,830)	(300,586)	(377,505)	–
Annuity benefits	(2,035)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(589,069)	(585)	(3,343)	(359)	(4,074)	(448)	(496)	–
Contingent deferred sales charges (note 2)	(79,110)	(2,381)	(18,253)	(1,674)	(15,938)	(1,057)	(211)	–
Adjustments to maintain reserves	(2,654)	9,743	(441)	4,074	(1,737)	(238)	(300)	–

Net equity transactions	322,327,088	130,151,058	112,069,804	17,874,826	37,701,736	21,599,748	82,894,757	–

Net change in contract owners’ equity	325,258,020	135,528,888	112,678,158	18,258,647	41,677,094	23,167,616	79,871,976	–
Contract owners’ equity beginning of period	135,528,888	–	18,258,647	–	23,167,616	–	–	–

Contract owners’ equity end of period	$460,786,908	135,528,888	130,936,805	18,258,647	64,844,710	23,167,616	79,871,976	–

CHANGES IN UNITS:
Beginning units	12,975,664	–	1,749,769	–	2,159,481	–	–	–

Units purchased	32,535,961	13,311,771	11,754,421	1,890,664	4,223,047	2,260,574	8,444,895	–
Units redeemed	(3,247,728)	(336,107)	(1,082,733)	(140,895)	(1,016,581)	(101,093)	(268,487)	–

Ending units	42,263,897	12,975,664	12,421,457	1,749,769	5,365,947	2,159,481	8,176,408	–

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(715,974)	54,167	1,010,583	1,183,638	2,335,716	1,428,713	(8,576)	(7,377)
Realized gain (loss) on investments	4,030,744	(12,673)	(163,556)	(168,844)	(55,399)	(32,145)	230,018	152,694
Change in unrealized gain (loss) on investments	3,605,787	2,181,090	(549,973)	746,831	(1,864,058)	696,626	109,023	178,349
Reinvested capital gains	25,869	–	–	–	–	–	136,510	12,193

Net increase (decrease) in contract owners’ equity resulting from operations	6,946,426	2,222,584	297,054	1,761,625	416,259	2,093,194	466,975	335,859

Equity transactions:
Purchase payments received from contract owners (note 3)	52,710,282	23,406,611	1,355	–	7,898,196	7,997,819	60,297	–
Transfers between funds	24,488,614	22,947,660	(2,339,827)	(4,277,122)	4,122,373	4,985,035	(71,273)	(238,422)
Redemptions (note 3)	(4,743,918)	(607,446)	(1,539,774)	(1,854,597)	(2,200,434)	(1,599,639)	(269,912)	(102,932)
Annuity benefits	–	–	(277)	(281)	–	–	(12,903)	–
Annual contract maintenance charges (note 2)	(43,164)	(715)	(1,679)	(2,185)	(2,483)	(1,502)	(552)	(614)
Contingent deferred sales charges (note 2)	(47,470)	(7,845)	(20,390)	(22,367)	(32,824)	(15,599)	(620)	(765)
Adjustments to maintain reserves	(2,658)	(360)	(444)	(1,005)	(697)	(1,099)	1,361	(73)

Net equity transactions	72,361,686	45,737,905	(3,901,036)	(6,157,557)	9,784,131	11,365,015	(293,602)	(342,806)

Net change in contract owners’ equity	79,308,112	47,960,489	(3,603,982)	(4,395,932)	10,200,390	13,458,209	173,373	(6,947)
Contract owners’ equity beginning of period	47,960,489	–	19,469,666	23,865,598	30,684,739	17,226,530	1,232,735	1,239,682

Contract owners’ equity end of period	$127,268,601	47,960,489	15,865,684	19,469,666	40,885,129	30,684,739	1,406,108	1,232,735

CHANGES IN UNITS:
Beginning units	4,677,116	–	1,370,433	1,835,081	2,697,783	1,650,804	52,896	71,734

Units purchased	7,934,364	4,829,017	5,462	180	2,482,164	1,916,708	201	–
Units redeemed	(1,341,711)	(151,901)	(276,090)	(464,828)	(1,645,292)	(869,729)	(12,424)	(18,838)

Ending units	11,269,769	4,677,116	1,099,805	1,370,433	3,534,655	2,697,783	40,673	52,896

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts2		NVITEmMrkts3		NVITEmMrkts6		NVITGlUtl2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(66,937)	(56,187)	(473,171)	(341,448)	(740,940)	(394,445)	5,499	7,115
Realized gain (loss) on investments	659,796	442,246	6,291,024	4,707,649	6,208,311	3,104,979	98,285	37,973
Change in unrealized gain (loss) on investments	943,399	1,193,912	12,912,275	9,966,222	13,723,638	8,069,967	(113,730)	186,942
Reinvested capital gains	668,182	65,952	7,732,403	682,812	7,529,370	478,848	178,906	59,551

Net increase (decrease) in contract owners’ equity resulting from operations	2,204,440	1,645,923	26,462,531	15,015,235	26,720,379	11,259,349	168,960	291,581

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	3,499,854	3,329,525	19,247,840	14,774,794	–	–
Transfers between funds	(765,070)	(1,113,159)	18,153,033	4,941,760	12,260,157	7,926,217	(201,340)	(97,382)
Redemptions (note 3)	(658,447)	(506,360)	(12,087,175)	(8,303,770)	(6,823,152)	(2,967,609)	(68,033)	(43,118)
Annuity benefits	–	–	(3,408)	(1,496)	(9,942)	(6,611)	–	–
Annual contract maintenance charges (note 2)	(828)	(915)	(26,260)	(22,802)	(6,233)	(3,866)	(78)	(121)
Contingent deferred sales charges (note 2)	(23,372)	(11,482)	(29,811)	(24,895)	(113,025)	(59,567)	(423)	(163)
Adjustments to maintain reserves	(313)	(297)	10,927	(82)	(1,928)	(2,407)	(49)	(127)

Net equity transactions	(1,448,030)	(1,632,213)	9,517,160	(81,760)	24,553,717	19,660,951	(269,923)	(140,911)

Net change in contract owners’ equity	756,410	13,710	35,979,691	14,933,475	51,274,096	30,920,300	(100,963)	150,670
Contract owners’ equity beginning of period	5,894,605	5,880,895	60,195,957	45,262,482	58,389,597	27,469,297	1,053,325	902,655

Contract owners’ equity end of period	$6,651,015	5,894,605	96,175,648	60,195,957	109,663,693	58,389,597	952,362	1,053,325

CHANGES IN UNITS:
Beginning units	171,105	229,328	2,337,802	2,370,880	2,839,512	1,795,459	46,958	54,377

Units purchased	115	–	1,434,676	1,494,399	2,488,841	2,503,331	3,949	–
Units redeemed	(36,445)	(58,223)	(1,173,217)	(1,527,477)	(1,578,532)	(1,459,278)	(14,984)	(7,419)

Ending units	134,775	171,105	2,599,261	2,337,802	3,749,821	2,839,512	35,923	46,958

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlUtl3		NVITIntGro		NVITIntGro3		NVITWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$137,889	134,124	(1,122)	(243)	(311,541)	(44,204)	(74,842)	(17,225)
Realized gain (loss) on investments	1,238,324	52,901	20,647	22,139	1,966,640	1,856,794	1,356,451	209,829
Change in unrealized gain (loss) on investments	(1,592,250)	1,883,876	(2,047)	15,066	3,044,701	3,966,647	57,833	748,485
Reinvested capital gains	2,383,457	715,316	10,021	274	2,755,597	54,145	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,167,420	2,786,217	27,499	37,236	7,455,397	5,833,382	1,339,442	941,089

Equity transactions:
Purchase payments received from contract owners (note 3)	466,216	357,288	–	–	1,512,013	1,476,108	421,962	306,128
Transfers between funds	(1,783,306)	5,322,638	(12,151)	(20,218)	5,917,106	11,583,355	323,784	2,964,778
Redemptions (note 3)	(1,788,226)	(1,172,715)	(25,147)	(29,716)	(4,519,361)	(4,081,080)	(1,033,090)	(700,983)
Annuity benefits	(1,754)	–	–	–	(8,290)	(4,768)	–	–
Annual contract maintenance charges (note 2)	(3,530)	(2,449)	(101)	(106)	(9,378)	(7,094)	(2,265)	(1,195)
Contingent deferred sales charges (note 2)	(3,392)	(3,016)	(157)	(312)	(10,056)	(7,627)	(1,533)	(600)
Adjustments to maintain reserves	1,807	67	18	19	(13,871)	(82)	(108)	–

Net equity transactions	(3,112,185)	4,501,813	(37,538)	(50,333)	2,868,163	8,958,812	(291,250)	2,568,128

Net change in contract owners’ equity	(944,765)	7,288,030	(10,039)	(13,097)	10,323,560	14,792,194	1,048,192	3,509,217
Contract owners’ equity beginning of period	13,573,005	6,284,975	133,086	146,183	27,543,582	12,751,388	6,502,021	2,992,804

Contract owners’ equity end of period	$12,628,240	13,573,005	123,047	133,086	37,867,142	27,543,582	7,550,213	6,502,021

CHANGES IN UNITS:
Beginning units	703,436	442,364	10,735	15,486	1,396,070	847,716	384,266	219,580

Units purchased	273,487	502,358	–	–	687,368	1,226,515	295,806	294,687
Units redeemed	(427,113)	(241,286)	(2,800)	(4,751)	(554,820)	(678,161)	(303,171)	(130,001)

Ending units	549,810	703,436	7,935	10,735	1,528,618	1,396,070	376,901	384,266

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlFin2		NVITGlFin3		NVITGlHlth2		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,907	2,876	61,257	31,213	(33,066)	(35,788)	(84,697)	(107,695)
Realized gain (loss) on investments	32,424	12,327	4,009	346,519	23,821	2,952	140,223	25,945
Change in unrealized gain (loss) on investments	(302,621)	68,123	(596,623)	(133,123)	204,176	52,114	533,110	168,338
Reinvested capital gains	212,457	213,065	474,162	490,190	43,771	–	130,535	–

Net increase (decrease) in contract owners’ equity resulting from operations	(36,833)	296,391	(57,195)	734,799	238,702	19,278	719,171	86,588

Equity transactions:
Purchase payments received from contract owners (note 3)	44	–	107,372	95,604	13	–	390,423	620,627
Transfers between funds	(302,658)	(55,075)	(554,925)	637,802	(234,858)	(181,867)	(246,944)	(529,186)
Redemptions (note 3)	(131,525)	(61,287)	(719,184)	(873,043)	(119,327)	(105,254)	(950,334)	(1,880,684)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(149)	(218)	(1,092)	(1,214)	(256)	(350)	(2,577)	(3,320)
Contingent deferred sales charges (note 2)	(1,997)	(1,015)	(1,013)	(1,292)	(1,610)	(2,278)	(2,651)	(5,412)
Adjustments to maintain reserves	(143)	(189)	(29)	(41)	(127)	(259)	(125)	(121)

Net equity transactions	(436,428)	(117,784)	(1,168,871)	(142,184)	(356,165)	(290,008)	(812,208)	(1,798,096)

Net change in contract owners’ equity	(473,261)	178,607	(1,226,066)	592,615	(117,463)	(270,730)	(93,037)	(1,711,508)
Contract owners’ equity beginning of period	1,862,421	1,683,814	4,294,613	3,701,998	2,295,803	2,566,533	6,954,737	8,666,245

Contract owners’ equity end of period	$1,389,160	1,862,421	3,068,547	4,294,613	2,178,340	2,295,803	6,861,700	6,954,737

CHANGES IN UNITS:
Beginning units	85,448	91,491	230,182	235,707	146,024	164,699	539,659	681,589

Units purchased	–	–	61,052	242,330	–	–	147,991	262,329
Units redeemed	(19,788)	(6,043)	(122,714)	(247,855)	(21,326)	(18,675)	(211,111)	(404,259)

Ending units	65,660	85,448	168,520	230,182	124,698	146,024	476,539	539,659

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlHlth6		NVITGlTech		NVITGlTech2		NVITGlTech3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(208,479)	(170,948)	(5,002)	(6,258)	(22,191)	(21,535)	(77,920)	(59,990)
Realized gain (loss) on investments	176,991	70,205	37,888	29,463	18,515	(11,635)	724,880	165,592
Change in unrealized gain (loss) on investments	1,234,473	160,341	30,123	22,766	250,553	151,730	277,144	365,081
Reinvested capital gains	276,420	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,479,405	59,598	63,009	45,971	246,877	118,560	924,104	470,683

Equity transactions:
Purchase payments received from contract owners (note 3)	3,339,511	3,283,412	–	–	20	–	368,603	349,434
Transfers between funds	(937,951)	(745,580)	(20,302)	(29,613)	(97,752)	(137,180)	(503,429)	1,570,813
Redemptions (note 3)	(863,715)	(693,762)	(132,970)	(190,860)	(52,936)	(111,033)	(696,479)	(705,994)
Annuity benefits	–	–	–	–	–	–	(1,647)	(1,381)
Annual contract maintenance charges (note 2)	(1,241)	(952)	(518)	(578)	(327)	(398)	(2,378)	(2,261)
Contingent deferred sales charges (note 2)	(13,890)	(14,240)	(14)	(1,035)	(1,685)	(4,473)	(3,310)	(3,717)
Adjustments to maintain reserves	(545)	(804)	(29)	(60)	(106)	(172)	18	94

Net equity transactions	1,522,169	1,828,074	(153,833)	(222,146)	(152,786)	(253,256)	(838,622)	1,206,988

Net change in contract owners’ equity	3,001,574	1,887,672	(90,824)	(176,175)	94,091	(134,696)	85,482	1,677,671
Contract owners’ equity beginning of period	12,177,962	10,290,290	437,058	613,233	1,441,736	1,576,432	6,108,274	4,430,603

Contract owners’ equity end of period	$15,179,536	12,177,962	346,234	437,058	1,535,827	1,441,736	6,193,756	6,108,274

CHANGES IN UNITS:
Beginning units	1,150,570	981,490	134,349	206,846	86,480	103,102	503,432	399,751

Units purchased	563,371	665,901	–	–	–	–	222,107	335,297
Units redeemed	(424,005)	(496,821)	(44,541)	(72,497)	(8,564)	(16,622)	(295,413)	(231,616)

Ending units	1,289,936	1,150,570	89,808	134,349	77,916	86,480	430,126	503,432

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech6		NVITGvtBd		NVITGrowth		NVITIntIdx8
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(167,062)	(71,534)	14,090,873	8,699,126	(720,469)	(830,698)	(4,382)	11,339
Realized gain (loss) on investments	428,250	359,700	(859,478)	(673,942)	3,213,954	941,290	244,480	(2,622)
Change in unrealized gain (loss) on investments	1,111,471	194,784	13,514,655	(3,973,773)	7,713,002	2,781,955	(115,393)	281,992
Reinvested capital gains	–	–	–	2,306,840	–	–	14,888	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,372,659	482,950	26,746,050	6,358,251	10,206,487	2,892,547	139,593	290,709

Equity transactions:
Purchase payments received from contract owners (note 3)	3,586,587	1,857,190	124,293,484	73,097,809	2,493,393	2,971,715	3,403,536	1,270,219
Transfers between funds	4,774,646	1,331,951	108,590,023	54,195,192	(1,510,182)	(3,799,816)	4,815,936	2,247,638
Redemptions (note 3)	(776,526)	(202,330)	(43,562,145)	(47,080,601)	(10,725,115)	(12,585,566)	(475,331)	(44,157)
Annuity benefits	–	–	(26,813)	(21,307)	(19,641)	(17,445)	–	–
Annual contract maintenance charges (note 2)	(785)	(583)	(343,875)	(99,415)	(51,685)	(62,487)	(536)	(92)
Contingent deferred sales charges (note 2)	(12,947)	(4,692)	(262,267)	(209,810)	(35,579)	(43,615)	(4,602)	(122)
Adjustments to maintain reserves	(344)	(561)	(7,719)	(10,305)	(2,032)	(216)	(187)	(28,680)

Net equity transactions	7,570,631	2,980,975	188,680,688	79,871,563	(9,850,841)	(13,537,430)	7,738,816	3,444,806

Net change in contract owners’ equity	8,943,290	3,463,925	215,426,738	86,229,814	355,646	(10,644,883)	7,878,409	3,735,515
Contract owners’ equity beginning of period	7,020,073	3,556,148	364,319,230	278,089,416	61,510,411	72,155,294	3,735,515	–

Contract owners’ equity end of period	$15,963,363	7,020,073	579,745,968	364,319,230	61,866,057	61,510,411	11,613,924	3,735,515

CHANGES IN UNITS:
Beginning units	606,445	335,200	24,042,781	14,001,716	3,637,231	4,490,233	344,723	–

Units purchased	997,186	601,389	25,971,953	14,999,105	262,271	285,539	935,713	369,007
Units redeemed	(434,402)	(330,144)	(7,214,722)	(4,958,040)	(804,981)	(1,138,541)	(286,018)	(24,284)

Ending units	1,169,229	606,445	42,800,012	24,042,781	3,094,521	3,637,231	994,418	344,723

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal2		NVITIntVal3		NVITIntVal6		NVITIDAgg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,695	9,587	217,814	197,590	599,089	151,632	(300,250)	381,833
Realized gain (loss) on investments	140,680	87,631	1,821,724	977,538	790,553	509,726	9,413,679	3,845,241
Change in unrealized gain (loss) on investments	(292,064)	248,426	(3,464,042)	2,219,669	(17,532,969)	8,847,378	(5,955,926)	58,943,272
Reinvested capital gains	189,645	183,065	2,051,680	1,743,452	14,181,881	4,643,844	19,109,348	7,436,693

Net increase (decrease) in contract owners’ equity resulting from operations	41,956	528,709	627,176	5,138,249	(1,961,446)	14,152,580	22,266,851	70,607,039

Equity transactions:
Purchase payments received from contract owners (note 3)	(35)	76	1,407,754	1,460,368	95,812,453	44,435,379	19,066,259	27,501,521
Transfers between funds	(303,123)	(304,280)	(2,274,443)	5,395,963	59,608,515	37,378,079	18,863,373	49,366,825
Redemptions (note 3)	(218,730)	(76,994)	(4,850,327)	(4,801,370)	(9,480,830)	(2,980,787)	(38,397,320)	(28,392,596)
Annuity benefits	–	–	(363)	(1,374)	–	–	(31)	–
Annual contract maintenance charges (note 2)	(226)	(282)	(9,064)	(8,633)	(204,996)	(4,235)	(74,778)	(68,737)
Contingent deferred sales charges (note 2)	(2,885)	(1,701)	(10,423)	(17,121)	(136,430)	(42,262)	(920,361)	(630,525)
Adjustments to maintain reserves	(182)	(1,199)	(8,106)	(867)	(3,660)	(5,105)	1,582	(49,664)

Net equity transactions	(525,181)	(384,380)	(5,744,972)	2,026,966	145,595,052	78,781,069	(1,461,276)	47,726,824

Net change in contract owners’ equity	(483,225)	144,329	(5,117,796)	7,165,215	143,633,606	92,933,649	20,805,575	118,333,863
Contract owners’ equity beginning of period	2,966,966	2,822,637	31,008,627	23,843,412	130,577,252	37,643,603	574,617,190	456,283,327

Contract owners’ equity end of period	$2,483,741	2,966,966	25,890,831	31,008,627	274,210,858	130,577,252	595,422,765	574,617,190

CHANGES IN UNITS:
Beginning units	138,583	159,058	1,414,407	1,317,124	8,623,100	2,983,147	31,476,825	28,651,809

Units purchased	3	4	247,721	597,060	11,586,232	7,038,258	3,510,307	5,539,116
Units redeemed	(24,038)	(20,479)	(498,721)	(499,777)	(2,250,746)	(1,398,305)	(3,610,707)	(2,714,100)

Ending units	114,548	138,583	1,163,407	1,414,407	17,958,586	8,623,100	31,376,425	31,476,825

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDCon2		NVITIDMod2		NVITIDModAg2		NVITIDModCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,768,464	1,860,620	17,763,656	10,925,796	8,312,081	6,303,225	6,287,640	3,602,031
Realized gain (loss) on investments	290,929	69,234	3,473,107	317,893	5,114,434	–	2,057,306	1,079,688
Change in unrealized gain (loss) on investments	(1,139,808)	2,473,142	14,706,275	101,238,121	16,619,247	112,420,043	(4,024,461)	11,181,551
Reinvested capital gains	3,373,408	1,213,194	31,622,176	11,652,856	31,508,133	13,219,199	11,304,928	4,003,100

Net increase (decrease) in contract owners’ equity resulting from operations	5,292,993	5,616,190	67,565,214	124,134,666	61,553,895	131,942,467	15,625,413	19,866,370

Equity transactions:
Purchase payments received from contract owners (note 3)	25,798,627	21,065,403	248,870,226	268,499,614	274,585,188	274,037,698	62,457,136	70,807,465
Transfers between funds	2,751,499	2,424,274	271,715,717	516,352,050	96,424,641	261,272,788	112,766,052	18,720,329
Redemptions (note 3)	(14,114,454)	(12,039,404)	(120,538,406)	(70,491,786)	(86,883,614)	(57,602,549)	(31,817,589)	(24,422,263)
Annuity benefits	(18,883)	(1,129)	(3,811)	(3,604)	(48,287)	(11,398)	(9,173)	(3,921)
Annual contract maintenance charges (note 2)	(89,786)	(19,674)	(1,083,086)	(143,729)	(1,381,069)	(146,753)	(226,982)	(40,304)
Contingent deferred sales charges (note 2)	(213,682)	(140,969)	(2,348,554)	(1,310,904)	(1,535,234)	(1,182,162)	(424,987)	(370,854)
Adjustments to maintain reserves	5,604	(15,611)	(28,725)	(80,337)	(23,493)	(78,392)	(7,885)	(15,894)

Net equity transactions	14,118,925	11,272,890	396,583,361	712,821,304	281,138,132	476,289,232	142,736,572	64,674,558

Net change in contract owners’ equity	19,411,918	16,889,080	464,148,575	836,955,970	342,692,027	608,231,699	158,361,985	84,540,928
Contract owners’ equity beginning of period	135,939,649	119,050,569	1,748,970,935	912,014,965	1,411,649,342	803,417,643	346,845,697	262,304,769

Contract owners’ equity end of period	$155,351,567	135,939,649	2,213,119,510	1,748,970,935	1,754,341,369	1,411,649,342	505,207,682	346,845,697

CHANGES IN UNITS:
Beginning units	11,627,252	10,630,963	119,084,540	68,034,438	84,334,918	54,186,761	26,410,052	21,337,805

Units purchased	4,727,545	3,383,088	40,127,613	61,702,900	25,558,563	36,571,329	16,795,696	9,117,637
Units redeemed	(3,529,913)	(2,386,799)	(14,193,238)	(10,652,798)	(9,657,532)	(6,423,172)	(6,112,291)	(4,045,390)

Ending units	12,824,884	11,627,252	145,018,915	119,084,540	100,235,949	84,334,918	37,093,457	26,410,052

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITJPBal		NVITMdCpGr		NVITMdCpGr2		NVITMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$30,006	32,008	(205,390)	(224,180)	(3,820,149)	(1,140,485)	(120,080)	(402,808)
Realized gain (loss) on investments	159,006	55,011	1,607,797	1,843,288	2,702,736	1,058,166	10,586,973	8,533,333
Change in unrealized gain (loss) on investments	(178,937)	232,402	(208,038)	(520,547)	10,592,206	4,818,675	(6,362,000)	990,681
Reinvested capital gains	100,860	–	–	–	–	–	3,813,927	1,920,558

Net increase (decrease) in contract owners’ equity resulting from operations	110,935	319,421	1,194,369	1,098,561	9,474,793	4,736,356	7,918,820	11,041,764

Equity transactions:
Purchase payments received from contract owners (note 3)	493,852	535,576	961,319	1,064,638	102,689,359	49,468,275	11,119,708	13,564,664
Transfers between funds	(41,897)	674,303	(1,870,588)	1,563,658	59,352,089	46,467,990	(10,528,835)	(13,242,891)
Redemptions (note 3)	(694,426)	(597,857)	(2,396,109)	(3,677,358)	(8,282,778)	(2,520,189)	(19,055,066)	(19,412,357)
Annuity benefits	–	–	(3,801)	(3,549)	–	–	(8,283)	(6,495)
Annual contract maintenance charges (note 2)	(2,483)	(2,281)	(6,220)	(7,556)	(233,269)	(3,673)	(33,264)	(38,888)
Contingent deferred sales charges (note 2)	(2,903)	(2,373)	(9,485)	(16,364)	(132,054)	(47,060)	(106,253)	(91,578)
Adjustments to maintain reserves	(43)	(54)	(88)	(11)	(3,208)	(5,986)	(693)	(4,034)

Net equity transactions	(247,900)	607,314	(3,324,972)	(1,076,542)	153,390,139	93,359,357	(18,612,686)	(19,231,579)

Net change in contract owners’ equity	(136,965)	926,735	(2,130,603)	22,019	162,864,932	98,095,713	(10,693,866)	(8,189,815)
Contract owners’ equity beginning of period	3,426,244	2,499,509	15,997,260	15,975,241	124,920,647	26,824,934	132,531,749	140,721,564

Contract owners’ equity end of period	$3,289,279	3,426,244	13,866,657	15,997,260	287,785,579	124,920,647	121,837,883	132,531,749

CHANGES IN UNITS:
Beginning units	285,299	230,571	2,500,190	2,707,801	7,591,461	1,755,225	7,922,124	9,202,373

Units purchased	113,232	161,993	678,750	1,613,539	10,894,843	6,860,825	1,954,355	2,298,238
Units redeemed	(133,284)	(107,265)	(1,165,707)	(1,821,150)	(2,126,499)	(1,024,589)	(3,099,752)	(3,578,487)

Ending units	265,247	285,299	2,013,233	2,500,190	16,359,805	7,591,461	6,776,727	7,922,124

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITSmCapGr		NVITSmCapGr2		NVITSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$17,439,080	14,080,476	(149,026)	(181,940)	(275,339)	(218,402)	(249,459)	(1,012,039)
Realized gain (loss) on investments	–	–	714,173	1,187,025	515,457	1,003,962	6,211,516	11,380,576
Change in unrealized gain (loss) on investments	–	–	259,737	(854,143)	383,434	(702,491)	(23,099,324)	(2,306,247)
Reinvested capital gains	–	–	–	–	–	–	10,842,772	8,136,289

Net increase (decrease) in contract owners’ equity resulting from operations	17,439,080	14,080,476	824,884	150,942	623,552	83,069	(6,294,495)	16,198,579

Equity transactions:
Purchase payments received from contract owners (note 3)	1,927,937,796	1,946,960,948	785,795	949,530	3,471,673	3,066,569	3,352,758	4,432,293
Transfers between funds	(1,483,193,903)	(1,602,166,828)	(513,823)	(594,869)	9,979,648	(1,324,397)	(12,943,919)	(11,004,070)
Redemptions (note 3)	(274,130,109)	(307,048,324)	(2,118,746)	(3,379,273)	(1,390,650)	(910,847)	(17,568,430)	(21,213,260)
Annuity benefits	(101,802)	(87,586)	(2,732)	(2,606)	–	–	(17,008)	(14,091)
Annual contract maintenance charges (note 2)	(211,126)	(175,928)	(5,562)	(6,722)	(1,526)	(1,636)	(37,544)	(47,718)
Contingent deferred sales charges (note 2)	(984,114)	(777,723)	(9,435)	(15,915)	(32,856)	(14,212)	(37,712)	(65,014)
Adjustments to maintain reserves	5,591	(28,746)	(189)	(234)	(489)	(1,117)	(1,118)	(145)

Net equity transactions	169,322,333	36,675,813	(1,864,692)	(3,050,089)	12,025,800	814,360	(27,252,973)	(27,912,005)

Net change in contract owners’ equity	186,761,413	50,756,289	(1,039,808)	(2,899,147)	12,649,352	897,429	(33,547,468)	(11,713,426)
Contract owners’ equity beginning of period	454,453,434	403,697,145	11,906,617	14,805,764	14,347,686	13,450,257	105,708,896	117,422,322

Contract owners’ equity end of period	$641,214,847	454,453,434	10,866,809	11,906,617	26,997,038	14,347,686	72,161,428	105,708,896

CHANGES IN UNITS:
Beginning units	30,582,760	25,994,392	1,582,686	2,005,492	874,697	833,849	4,662,412	5,997,704

Units purchased	259,380,061	252,444,112	385,823	841,889	936,985	417,854	308,114	905,209
Units redeemed	(243,870,949)	(247,855,744)	(635,353)	(1,264,695)	(277,586)	(377,006)	(1,507,889)	(2,240,501)

Ending units	46,091,872	30,582,760	1,333,156	1,582,686	1,534,096	874,697	3,462,637	4,662,412

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapVal2		NVITSmComp		NVITSmComp2		NVITNWFund
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(228,137)	(452,154)	(2,257,206)	(2,483,509)	(1,510,106)	(1,180,343)	(963,231)	(900,270)
Realized gain (loss) on investments	398,855	51,737	11,357,868	9,212,234	1,222,201	1,076,863	9,542,893	3,777,202
Change in unrealized gain (loss) on investments	(7,289,825)	2,138,486	(29,995,311)	9,058,885	(13,256,004)	6,709,173	(2,088,130)	35,463,167
Reinvested capital gains	4,369,559	3,221,609	23,765,705	3,872,440	12,722,927	1,403,336	15,101,664	–

Net increase (decrease) in contract owners’ equity resulting from operations	(2,749,548)	4,959,678	2,871,056	19,660,050	(820,982)	8,009,029	21,593,196	38,340,099

Equity transactions:
Purchase payments received from contract owners (note 3)	3,891,494	5,893,578	5,226,577	6,730,047	26,826,849	28,665,604	6,712,260	8,184,451
Transfers between funds	(12,492,212)	1,761,986	(9,313,114)	(6,084,503)	(16,165,263)	(368,655)	(9,746,211)	(10,983,201)
Redemptions (note 3)	(2,589,311)	(2,600,441)	(31,720,529)	(37,978,294)	(4,726,654)	(3,371,781)	(55,635,722)	(64,185,616)
Annuity benefits	(285)	(312)	(29,247)	(31,136)	–	–	(144,650)	(137,383)
Annual contract maintenance charges (note 2)	(4,462)	(4,977)	(74,394)	(88,203)	(33,136)	(6,191)	(189,588)	(224,424)
Contingent deferred sales charges (note 2)	(35,332)	(36,213)	(64,920)	(92,058)	(63,487)	(71,738)	(97,129)	(129,698)
Adjustments to maintain reserves	(994)	(1,914)	(2,510)	(998)	(2,063)	(5,252)	17,140	50,388

Net equity transactions	(11,231,102)	5,011,707	(35,978,137)	(37,545,145)	5,836,246	24,841,987	(59,083,900)	(67,425,483)

Net change in contract owners’ equity	(13,980,650)	9,971,385	(33,107,081)	(17,885,095)	5,015,264	32,851,016	(37,490,704)	(29,085,384)
Contract owners’ equity beginning of period	43,105,540	33,134,155	189,347,611	207,232,706	94,540,917	61,689,901	330,934,795	360,020,179

Contract owners’ equity end of period	$29,124,890	43,105,540	156,240,530	189,347,611	99,556,181	94,540,917	293,444,091	330,934,795

CHANGES IN UNITS:
Beginning units	1,931,451	1,711,970	5,162,695	6,249,268	4,583,575	3,282,029	5,881,078	7,471,589

Units purchased	322,328	873,513	305,540	648,552	2,241,927	3,618,874	125,165	151,642
Units redeemed	(824,629)	(654,032)	(1,241,618)	(1,735,125)	(2,019,446)	(2,317,328)	(1,252,251)	(1,742,153)

Ending units	1,429,150	1,931,451	4,226,617	5,162,695	4,806,056	4,583,575	4,753,992	5,881,078

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund2		NVITNWLead3		NVITUSGro2		NVITUSGro3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,629,959)	(561,638)	(19,609)	(24,431)	(349,562)	(308,857)	(82,972)	(95,389)
Realized gain (loss) on investments	1,615,094	360,782	27,507	10,938	419,715	(231,788)	235,796	(188,722)
Change in unrealized gain (loss) on investments	(885,898)	12,774,959	(374,270)	253,006	3,756,289	(445,004)	1,033,629	(61,412)
Reinvested capital gains	13,993,209	–	1,026,221	464,598	–	373,442	–	145,945

Net increase (decrease) in contract owners’ equity resulting from operations	12,092,446	12,574,103	659,849	704,111	3,826,442	(612,207)	1,186,453	(199,578)

Equity transactions:
Purchase payments received from contract owners (note 3)	145,240,668	76,697,905	565,138	271,660	2,044,389	4,476,889	278,221	373,455
Transfers between funds	73,622,766	76,994,621	350,014	1,394,714	(898,114)	(1,728,763)	(442,438)	(1,249,850)
Redemptions (note 3)	(10,877,472)	(3,100,402)	(1,215,152)	(493,389)	(1,482,144)	(1,376,050)	(1,852,875)	(1,994,452)
Annuity benefits	–	–	(5,649)	–	–	–	(711)	(665)
Annual contract maintenance charges (note 2)	(352,952)	(4,295)	(2,035)	(1,629)	(2,046)	(1,790)	(2,250)	(2,958)
Contingent deferred sales charges (note 2)	(168,812)	(65,155)	(2,608)	(1,917)	(32,689)	(36,174)	(4,411)	(6,618)
Adjustments to maintain reserves	(4,519)	(6,936)	823	(51)	(760)	(1,960)	(46)	(102)

Net equity transactions	207,459,679	150,515,738	(309,469)	1,169,388	(371,364)	1,332,152	(2,024,510)	(2,881,190)

Net change in contract owners’ equity	219,552,125	163,089,841	350,380	1,873,499	3,455,078	719,945	(838,057)	(3,080,768)
Contract owners’ equity beginning of period	185,406,908	22,317,067	6,311,879	4,438,380	19,776,812	19,056,867	6,740,799	9,821,567

Contract owners’ equity end of period	$404,959,033	185,406,908	6,662,259	6,311,879	23,231,890	19,776,812	5,902,742	6,740,799

CHANGES IN UNITS:
Beginning units	11,257,455	1,503,114	416,108	335,241	1,117,672	1,053,974	454,175	651,383

Units purchased	13,921,285	10,450,470	218,435	186,007	300,117	489,605	110,256	144,668
Units redeemed	(2,009,141)	(696,129)	(237,020)	(105,140)	(322,859)	(425,907)	(235,357)	(341,876)

Ending units	23,169,599	11,257,455	397,523	416,108	1,094,930	1,117,672	329,074	454,175

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITVKVal2		NVITMltSec		NBTAFasc		NBTAGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(732,968)	(92,332)	1,552,915	1,487,067	(99,651)	(92,270)	(1,952,495)	(1,967,492)
Realized gain (loss) on investments	5,742,329	2,336,285	92,539	228,190	305,755	67,033	11,205,135	10,129,317
Change in unrealized gain (loss) on investments	(35,248,122)	8,530,868	121,056	26,694	(345,149)	83,801	18,662,353	9,405,193
Reinvested capital gains	14,670,431	6,927,464	2,979	128,444	47,921	155,936	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(15,568,330)	17,702,285	1,769,489	1,870,395	(91,124)	214,500	27,914,993	17,567,018

Equity transactions:
Purchase payments received from contract owners (note 3)	114,555,929	76,090,384	9,131,401	7,742,440	407,850	817,650	3,250,011	3,789,418
Transfers between funds	26,777,495	55,080,591	7,009,865	147,429	152,085	(26,948)	(4,559,259)	(8,108,009)
Redemptions (note 3)	(12,815,993)	(5,880,826)	(8,639,355)	(7,455,515)	(646,740)	(215,351)	(24,624,339)	(26,982,360)
Annuity benefits	(308)	(311)	(5,157)	(5,159)	–	–	(33,640)	(31,010)
Annual contract maintenance charges (note 2)	(250,731)	(7,560)	(8,767)	(9,424)	(629)	(525)	(80,342)	(91,783)
Contingent deferred sales charges (note 2)	(198,301)	(72,327)	(55,237)	(37,390)	(7,195)	(1,562)	(36,280)	(53,128)
Adjustments to maintain reserves	(4,511)	(8,942)	(825)	(1,809)	(320)	(575)	2,405	(1,406)

Net equity transactions	128,063,580	125,201,009	7,431,925	380,572	(94,949)	572,689	(26,081,444)	(31,478,278)

Net change in contract owners’ equity	112,495,250	142,903,294	9,201,414	2,250,967	(186,073)	787,189	1,833,549	(13,911,260)
Contract owners’ equity beginning of period	203,271,035	60,367,741	56,441,273	54,190,306	6,218,632	5,431,443	141,507,535	155,418,795

Contract owners’ equity end of period	$315,766,285	203,271,035	65,642,687	56,441,273	6,032,559	6,218,632	143,341,084	141,507,535

CHANGES IN UNITS:
Beginning units	11,215,121	3,772,570	4,491,128	4,431,813	399,331	361,496	3,507,840	4,407,773

Units purchased	10,726,354	9,773,517	2,007,823	1,682,882	148,639	87,673	196,503	397,865
Units redeemed	(3,752,911)	(2,330,966)	(1,371,353)	(1,623,567)	(155,032)	(49,838)	(807,686)	(1,297,798)

Ending units	18,188,564	11,215,121	5,127,598	4,491,128	392,938	399,331	2,896,657	3,507,840

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAGuard		NBTAInt		NBTAMCGrS		NBTAPart
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(188,430)	(131,356)	893,348	(862,488)	(155,544)	(133,144)	(1,450,072)	(1,383,664)
Realized gain (loss) on investments	2,228,550	2,310,850	3,646,804	7,466	991,090	609,512	12,995,201	12,769,951
Change in unrealized gain (loss) on investments	(992,676)	(85,731)	(25,301,310)	14,735,128	884,746	489,777	(15,107,994)	(13,120,113)
Reinvested capital gains	–	–	16,952,840	1,031,768	–	–	18,552,371	22,688,477

Net increase (decrease) in contract owners’ equity resulting from operations	1,047,444	2,093,763	(3,808,318)	14,911,874	1,720,292	966,145	14,989,506	20,954,651

Equity transactions:
Purchase payments received from contract owners (note 3)	633,097	885,414	109,134,858	65,627,061	127,225	98,692	4,751,390	6,310,032
Transfers between funds	(1,183,810)	(1,468,153)	43,256,992	65,966,637	1,014,492	357,248	(9,222,420)	(8,858,499)
Redemptions (note 3)	(3,484,514)	(3,977,874)	(8,308,402)	(2,043,015)	(907,455)	(359,652)	(33,553,930)	(38,223,914)
Annuity benefits	(29)	(453)	(432)	–	–	–	(40,423)	(34,171)
Annual contract maintenance charges (note 2)	(8,410)	(9,911)	(270,924)	(1,629)	(1,101)	(1,134)	(77,144)	(90,305)
Contingent deferred sales charges (note 2)	(8,902)	(10,393)	(128,412)	(38,652)	(14,107)	(7,596)	(57,688)	(79,166)
Adjustments to maintain reserves	(127)	(73)	(157,119)	49,416	(628)	(383)	868	(1,282)

Net equity transactions	(4,052,695)	(4,581,443)	143,526,561	129,559,818	218,426	87,175	(38,199,347)	(40,977,305)

Net change in contract owners’ equity	(3,005,251)	(2,487,680)	139,718,243	144,471,692	1,938,718	1,053,320	(23,209,841)	(20,022,654)
Contract owners’ equity beginning of period	18,425,972	20,913,652	153,950,501	9,478,809	9,020,221	7,966,901	205,295,564	225,318,218

Contract owners’ equity end of period	$15,420,721	18,425,972	293,668,744	153,950,501	10,958,939	9,020,221	182,085,723	205,295,564

CHANGES IN UNITS:
Beginning units	1,399,614	1,777,747	10,936,799	816,611	502,810	497,419	5,867,088	7,134,701

Units purchased	146,835	204,625	13,048,694	10,735,147	143,330	116,401	292,792	782,410
Units redeemed	(441,188)	(582,758)	(3,422,117)	(614,959)	(138,956)	(111,010)	(1,338,629)	(2,050,023)

Ending units	1,105,261	1,399,614	20,563,376	10,936,799	507,184	502,810	4,821,251	5,867,088

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTARegS		NBTSocRes		OppBal		OppCapApS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(196,089)	(100,761)	(6,234,194)	(1,846,764)	1,681,503	1,250,830	(1,063,666)	(869,374)
Realized gain (loss) on investments	409,822	100,437	3,869,047	71,171	310,478	598,802	1,745,319	891,357
Change in unrealized gain (loss) on investments	(654,737)	38,281	14,801,627	17,863,233	(9,279,705)	3,992,333	6,879,777	3,574,841
Reinvested capital gains	427,951	506,998	1,439,364	884,270	10,773,436	6,974,232	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(13,053)	544,955	13,875,844	16,971,910	3,485,712	12,816,197	7,561,430	3,596,824

Equity transactions:
Purchase payments received from contract owners (note 3)	4,597,919	4,181,193	172,758,426	92,995,135	3,061,296	4,019,104	6,664,178	8,052,827
Transfers between funds	(4,982,275)	9,716,525	96,742,273	92,986,867	(3,005,472)	(6,688,744)	(4,884,743)	(4,793,449)
Redemptions (note 3)	(986,306)	(295,940)	(14,290,978)	(3,912,510)	(22,129,672)	(27,377,382)	(3,967,446)	(3,747,086)
Annuity benefits	–	–	(4,900)	–	(24,724)	(18,390)	–	–
Annual contract maintenance charges (note 2)	(1,114)	(444)	(417,935)	(6,097)	(54,842)	(64,436)	(7,312)	(7,430)
Contingent deferred sales charges (note 2)	(11,451)	(1,731)	(205,511)	(73,800)	(41,123)	(51,060)	(79,364)	(74,432)
Adjustments to maintain reserves	(689)	(814)	(3,988)	(7,806)	(114)	115	(1,617)	(3,984)

Net equity transactions	(1,383,916)	13,598,789	254,577,387	181,981,789	(22,194,651)	(30,180,793)	(2,276,304)	(573,554)

Net change in contract owners’ equity	(1,396,969)	14,143,744	268,453,231	198,953,699	(18,708,939)	(17,364,596)	5,285,126	3,023,270
Contract owners’ equity beginning of period	18,134,505	3,990,761	232,049,667	33,095,968	137,855,292	155,219,888	64,078,686	61,055,416

Contract owners’ equity end of period	$16,737,536	18,134,505	500,502,898	232,049,667	119,146,353	137,855,292	69,363,812	64,078,686

CHANGES IN UNITS:
Beginning units	1,440,361	345,932	14,567,602	2,318,131	4,523,880	5,647,775	4,129,863	4,173,108

Units purchased	770,522	1,419,257	18,326,427	13,198,217	154,382	247,586	677,935	866,201
Units redeemed	(901,870)	(324,828)	(3,210,898)	(948,746)	(884,936)	(1,371,481)	(825,916)	(909,446)

Ending units	1,309,013	1,440,361	29,683,131	14,567,602	3,793,326	4,523,880	3,981,882	4,129,863

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapAp		OppBdFd		OppGlSec3		OppGlSec4
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,051,833)	(1,022,239)	4,270,510	5,131,960	14,013	(376,095)	(409,508)	(518,084)
Realized gain (loss) on investments	7,994,724	10,711,325	1,158,307	(371,689)	8,615,762	2,801,485	2,279,459	4,003,610
Change in unrealized gain (loss) on investments	4,577,013	(3,008,832)	(2,274,931)	(297,292)	(8,487,804)	8,444,284	(2,392,817)	4,355,053
Reinvested capital gains	–	–	–	–	5,921,773	5,690,652	4,840,272	4,426,282

Net increase (decrease) in contract owners’ equity resulting from operations	11,519,904	6,680,254	3,153,886	4,462,979	6,063,744	16,560,326	4,317,406	12,266,861

Equity transactions:
Purchase payments received from contract owners (note 3)	4,025,527	5,320,567	2,979,705	3,570,240	10,978,070	13,087,967	18,266,347	24,720,041
Transfers between funds	(7,198,506)	(10,663,821)	(437,324)	(2,568,922)	(4,254,366)	8,819,694	(5,839,186)	(12,088,852)
Redemptions (note 3)	(18,459,504)	(23,301,131)	(19,412,680)	(24,748,251)	(21,091,727)	(17,366,251)	(6,786,433)	(3,810,335)
Annuity benefits	(27,553)	(27,271)	(15,406)	(12,493)	(17,312)	(14,436)	–	–
Annual contract maintenance charges (note 2)	(53,097)	(64,375)	(42,756)	(53,118)	(41,927)	(41,627)	(9,984)	(8,403)
Contingent deferred sales charges (note 2)	(65,062)	(79,686)	(35,011)	(46,595)	(74,532)	(71,652)	(85,826)	(75,695)
Adjustments to maintain reserves	(468)	(266)	3,421	3,309	(2,232)	(1,134)	(1,945)	(3,614)

Net equity transactions	(21,778,663)	(28,815,983)	(16,960,051)	(23,855,830)	(14,504,026)	4,412,561	5,542,973	8,733,142

Net change in contract owners’ equity	(10,258,759)	(22,135,729)	(13,806,165)	(19,392,851)	(8,440,282)	20,972,887	9,860,379	21,000,003
Contract owners’ equity beginning of period	99,637,691	121,773,420	116,022,354	135,415,205	121,266,066	100,293,179	94,470,011	73,470,008

Contract owners’ equity end of period	$89,378,932	99,637,691	102,216,189	116,022,354	112,825,784	121,266,066	104,330,390	94,470,011

CHANGES IN UNITS:
Beginning units	6,037,158	7,865,933	5,265,751	6,433,177	5,524,646	5,308,749	6,304,392	5,674,152

Units purchased	374,836	619,129	336,055	412,354	901,762	1,580,530	1,602,889	2,760,014
Units redeemed	(1,606,514)	(2,447,904)	(1,134,998)	(1,579,780)	(1,527,909)	(1,364,633)	(1,245,429)	(2,129,774)

Ending units	4,805,480	6,037,158	4,466,808	5,265,751	4,898,499	5,524,646	6,661,852	6,304,392

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSec		OppGlSecS		OppHighInc3		OppHighInc4
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$107,501	(820,559)	(64,097)	(124,141)	(3,811)	–	(73,737)	–
Realized gain (loss) on investments	33,187,135	32,888,573	843,896	743,597	(15,415)	–	(193,283)	–
Change in unrealized gain (loss) on investments	(32,914,580)	(4,020,288)	(858,575)	1,316,446	(5,799)	–	(138,069)	–
Reinvested capital gains	13,947,556	16,748,798	1,087,160	1,203,577	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,327,612	44,796,524	1,008,384	3,139,479	(25,025)	–	(405,089)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	64,085	–	(15)	–	59,395	–	2,695,813	–
Transfers between funds	(12,276,553)	(13,070,042)	(1,192,815)	(2,025,595)	468,880	–	7,924,707	–
Redemptions (note 3)	(47,883,816)	(53,302,671)	(1,333,789)	(1,060,555)	(34,749)	–	(728,500)	–
Annuity benefits	(53,984)	(43,850)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(101,227)	(117,849)	(1,787)	(2,218)	(68)	–	(240)	–
Contingent deferred sales charges (note 2)	(60,514)	(85,997)	(18,680)	(20,626)	(7)	–	(14,043)	–
Adjustments to maintain reserves	601	4,272	(466)	(807)	(23)	–	(128)	–

Net equity transactions	(60,311,408)	(66,616,137)	(2,547,552)	(3,109,801)	493,428	–	9,877,609	–

Net change in contract owners’ equity	(45,983,796)	(21,819,613)	(1,539,168)	29,678	468,403	–	9,472,520	–
Contract owners’ equity beginning of period	294,363,114	316,182,727	22,124,575	22,094,897	–	–	–	–

Contract owners’ equity end of period	$248,379,318	294,363,114	20,585,407	22,124,575	468,403	–	9,472,520	–

CHANGES IN UNITS:
Beginning units	7,165,665	8,956,758	967,988	1,118,144	–	–	–	–

Units purchased	78	–	479	239	123,135	–	1,766,260	–
Units redeemed	(1,409,620)	(1,791,093)	(105,874)	(150,395)	(74,212)	–	(774,509)	–

Ending units	5,756,123	7,165,665	862,593	967,988	48,923	–	991,751	–

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppHighInc		OppHighIncS		OppMStSCap		OppMStSCapS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$46,386	(3,991)	2,270,099	2,391,091	(39,661)	(8,504)	(1,669,977)	(705,070)
Realized gain (loss) on investments	15,202	2,432	(113,025)	(97,084)	115,913	(1,712)	2,322,762	836,351
Change in unrealized gain (loss) on investments	(53,334)	39,501	(2,341,567)	724,880	(399,329)	137,198	(9,482,308)	3,887,706
Reinvested capital gains	–	–	–	–	100,187	–	2,837,156	861,082

Net increase (decrease) in contract owners’ equity resulting from operations	8,254	37,942	(184,493)	3,018,887	(222,890)	126,982	(5,992,367)	4,880,069

Equity transactions:
Purchase payments received from contract owners (note 3)	25,804	15,468	2,507,174	6,678,184	356,322	75,812	43,133,931	27,013,830
Transfers between funds	(313,066)	901,175	(17,858,509)	(337,721)	2,286,190	2,122,494	22,344,161	19,741,710
Redemptions (note 3)	(134,949)	(29,532)	(3,185,760)	(4,320,931)	(603,915)	(47,095)	(4,527,923)	(1,837,853)
Annuity benefits	–	–	(2,979)	(2,988)	(276)	–	–	–
Annual contract maintenance charges (note 2)	(230)	(94)	(2,910)	(3,253)	(1,113)	(155)	(83,951)	(3,373)
Contingent deferred sales charges (note 2)	(208)	(1)	(31,362)	(71,581)	(282)	(57)	(75,353)	(43,621)
Adjustments to maintain reserves	(28)	(4)	(812)	(2,090)	39	(16)	(2,197)	(2,851)

Net equity transactions	(422,677)	887,012	(18,575,158)	1,939,620	2,036,965	2,150,983	60,788,668	44,867,842

Net change in contract owners’ equity	(414,423)	924,954	(18,759,651)	4,958,507	1,814,075	2,277,965	54,796,301	49,747,911
Contract owners’ equity beginning of period	924,954	–	44,460,870	39,502,363	2,277,965	–	70,852,158	21,104,247

Contract owners’ equity end of period	$510,531	924,954	25,701,219	44,460,870	4,092,040	2,277,965	125,648,459	70,852,158

CHANGES IN UNITS:
Beginning units	87,967	–	3,180,409	3,038,153	227,665	–	3,305,000	1,105,896

Units purchased	91,604	94,439	666,017	2,027,069	348,899	257,275	3,945,305	2,703,482
Units redeemed	(130,325)	(6,472)	(1,968,851)	(1,884,813)	(157,812)	(29,610)	(1,200,213)	(504,378)

Ending units	49,246	87,967	1,877,575	3,180,409	418,752	227,665	6,050,092	3,305,000

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMSt		OppMStS		OppMidCap		PioSmCapV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(94,475)	(47,270)	(3,558,101)	(1,528,476)	(240,177)	(305,748)	–	4,025
Realized gain (loss) on investments	2,190,869	1,773,554	8,289,626	–	1,172,555	3,164,559	–	(155,622)
Change in unrealized gain (loss) on investments	(1,174,857)	1,860,960	(3,241,859)	19,680,869	7,421	(2,431,174)	–	(151,881)
Reinvested capital gains	–	–	–	–	–	–	–	333,283

Net increase (decrease) in contract owners’ equity resulting from operations	921,537	3,587,244	1,489,666	18,152,393	939,799	427,637	–	29,805

Equity transactions:
Purchase payments received from contract owners (note 3)	1,963,139	2,073,565	136,524,143	86,721,062	1,388,265	1,990,210	–	175,187
Transfers between funds	96,324	64,235	41,566,777	81,234,646	(1,907,552)	(6,645,482)	–	(1,439,840)
Redemptions (note 3)	(5,751,994)	(5,722,488)	(12,264,290)	(5,705,191)	(3,132,552)	(5,246,648)	–	(2,723)
Annuity benefits	(13,036)	(5,239)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(14,617)	(15,876)	(311,701)	(7,209)	(13,679)	(16,944)	–	(56)
Contingent deferred sales charges (note 2)	(22,732)	(27,417)	(198,454)	(112,644)	(19,771)	(28,047)	–	–
Adjustments to maintain reserves	997	(152)	(5,081)	(9,185)	(142)	(217)	–	(17)

Net equity transactions	(3,741,919)	(3,633,372)	165,311,394	162,121,479	(3,685,431)	(9,947,128)	–	(1,267,449)

Net change in contract owners’ equity	(2,820,382)	(46,128)	166,801,060	180,273,872	(2,745,632)	(9,519,491)	–	(1,237,644)
Contract owners’ equity beginning of period	29,086,470	29,132,598	236,003,634	55,729,762	19,465,941	28,985,432	–	1,237,644

Contract owners’ equity end of period	$26,266,088	29,086,470	402,804,694	236,003,634	16,720,309	19,465,941	–	–

CHANGES IN UNITS:
Beginning units	2,841,846	3,231,392	14,409,505	3,831,295	3,147,364	4,765,383	–	80,124

Units purchased	553,940	594,621	13,464,733	11,493,472	325,096	1,008,584	–	30,999
Units redeemed	(908,677)	(984,167)	(3,859,869)	(915,262)	(896,410)	(2,626,603)	–	(111,123)

Ending units	2,487,109	2,841,846	24,014,369	14,409,505	2,576,050	3,147,364	–	–

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PioVSmCapV		PVTGroInc		PVTIntlEq		PVTVoygr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(4,220)	(6,281)	(23,689)	(4,912)	23,236	(14,526)	(42,282)	(43,005)
Realized gain (loss) on investments	(11,971)	(4,050)	196,292	259,374	125,163	31,067	172,829	95,509
Change in unrealized gain (loss) on investments	(385,889)	68,855	(1,946,049)	675,415	(244,489)	351,798	(42,275)	35,601
Reinvested capital gains	299,112	42,374	1,219,908	209,015	210,562	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(102,968)	100,898	(553,538)	1,138,892	114,472	368,339	88,272	88,105

Equity transactions:
Purchase payments received from contract owners (note 3)	25,508	11,604	78,232	121,759	–	–	15,004	37,816
Transfers between funds	(33,794)	1,383,266	(620,149)	(706,154)	(161,735)	(29,481)	(229,217)	(519,877)
Redemptions (note 3)	(56,766)	(153,979)	(760,481)	(728,783)	(184,528)	(62,235)	(356,133)	(289,662)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(96)	(62)	(1,016)	(1,246)	(157)	(150)	(376)	(498)
Contingent deferred sales charges (note 2)	–	–	(15,079)	(12,362)	(4,199)	(1,073)	(12,418)	(5,915)
Adjustments to maintain reserves	(1)	(19)	(322)	(715)	16	(234)	(266)	(366)

Net equity transactions	(65,149)	1,240,810	(1,318,815)	(1,327,501)	(350,603)	(93,173)	(583,406)	(778,502)

Net change in contract owners’ equity	(168,117)	1,341,708	(1,872,353)	(188,609)	(236,131)	275,166	(495,134)	(690,397)
Contract owners’ equity beginning of period	1,341,708	–	8,748,454	8,937,063	1,761,143	1,485,977	2,766,251	3,456,648

Contract owners’ equity end of period	$1,173,591	1,341,708	6,876,101	8,748,454	1,525,012	1,761,143	2,271,117	2,766,251

CHANGES IN UNITS:
Beginning units	124,148	–	551,603	644,011	87,538	92,906	213,216	276,236

Units purchased	6,820	142,795	16,334	46,906	3,847	–	27,232	47,677
Units redeemed	(13,071)	(18,647)	(99,056)	(139,314)	(20,348)	(5,368)	(72,005)	(110,697)

Ending units	117,897	124,148	468,881	551,603	71,037	87,538	168,443	213,216

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRoeBlChip2		TRowEqInc2		TRowLtdTBd2		DrySRGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,569,018)	(174,205)	(23,766)	(8,384)	378,387	130,158	(618,117)	(1,058,429)
Realized gain (loss) on investments	1,053,580	130,049	1,048,729	44,978	855	(6,691)	(4,934,921)	(8,679,844)
Change in unrealized gain (loss) on investments	9,175,145	1,536,062	(5,255,297)	3,857,050	241,676	47,408	10,518,224	15,984,293
Reinvested capital gains	–	–	4,427,360	1,294,029	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,659,707	1,491,906	197,026	5,187,673	620,918	170,875	4,965,186	6,246,020

Equity transactions:
Purchase payments received from contract owners (note 3)	44,889,392	8,736,935	26,252,958	21,170,874	9,270,073	5,001,933	2,967,102	3,942,461
Transfers between funds	61,775,612	6,123,422	1,470,811	15,340,205	13,839,582	1,364,625	(4,928,781)	(5,868,536)
Redemptions (note 3)	(4,007,375)	(613,356)	(5,737,988)	(1,014,358)	(1,346,062)	(305,605)	(13,039,667)	(16,766,355)
Annuity benefits	–	–	(4,222)	(670)	–	–	(2,996)	(6,022)
Annual contract maintenance charges (note 2)	(86,315)	(718)	(5,633)	(1,554)	(1,500)	(207)	(60,604)	(73,590)
Contingent deferred sales charges (note 2)	(49,070)	(5,020)	(47,203)	(9,775)	(6,230)	(935)	(41,484)	(67,954)
Adjustments to maintain reserves	(1,604)	(1,057)	(1,162)	(1,739)	1,658	(1,064)	(2,861)	(830)

Net equity transactions	102,520,640	14,240,206	21,927,561	35,482,983	21,757,521	6,058,747	(15,109,291)	(18,840,826)

Net change in contract owners’ equity	111,180,347	15,732,112	22,124,587	40,670,656	22,378,439	6,229,622	(10,144,105)	(12,594,806)
Contract owners’ equity beginning of period	22,408,234	6,676,122	54,239,140	13,568,484	9,206,800	2,977,178	82,473,877	95,068,683

Contract owners’ equity end of period	$133,588,581	22,408,234	76,363,727	54,239,140	31,585,239	9,206,800	72,329,772	82,473,877

CHANGES IN UNITS:
Beginning units	1,860,568	596,546	4,412,317	1,288,795	897,335	297,273	3,504,269	4,359,987

Units purchased	9,459,193	1,577,178	3,579,944	3,549,455	2,462,859	800,442	140,091	220,179
Units redeemed	(1,264,442)	(313,156)	(1,863,738)	(425,933)	(375,589)	(200,380)	(757,207)	(1,075,897)

Ending units	10,055,319	1,860,568	6,128,523	4,412,317	2,984,605	897,335	2,887,153	3,504,269

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldBdR1		VEWrldBd		VEWrldEMktR1		VEWrldEMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$353,900	475,515	1,058,302	1,829,223	(295,139)	(159,197)	(386,311)	(280,134)
Realized gain (loss) on investments	(195,683)	(233,304)	(457,001)	(577,963)	3,358,355	1,523,556	6,302,960	5,020,480
Change in unrealized gain (loss) on investments	502,780	138,245	957,901	(88,888)	1,029,821	3,126,469	(536,696)	4,165,084
Reinvested capital gains	–	–	–	–	4,720,791	1,655,963	7,864,824	4,059,314

Net increase (decrease) in contract owners’ equity resulting from operations	660,997	380,456	1,559,202	1,162,372	8,813,828	6,146,791	13,244,777	12,964,744

Equity transactions:
Purchase payments received from contract owners (note 3)	585,309	598,469	33	1,016	1,557,545	1,385,845	61,761	10,392
Transfers between funds	1,325,285	762,085	(789,366)	(1,510,207)	4,471,559	5,733,378	(3,266,318)	(3,827,441)
Redemptions (note 3)	(1,419,562)	(971,018)	(3,619,530)	(4,655,526)	(4,428,298)	(2,646,848)	(8,036,349)	(6,129,821)
Annuity benefits	–	–	(2,401)	(2,378)	(4,205)	(1,583)	(25,209)	(8,187)
Annual contract maintenance charges (note 2)	(1,885)	(1,882)	(9,360)	(11,864)	(8,265)	(6,277)	(17,603)	(18,601)
Contingent deferred sales charges (note 2)	(2,748)	(3,254)	(2,787)	(7,972)	(9,717)	(8,113)	(10,463)	(18,699)
Adjustments to maintain reserves	(67)	(49)	477	648	1,011	76	4,999	1,461

Net equity transactions	486,332	384,351	(4,422,934)	(6,186,283)	1,579,630	4,456,478	(11,289,182)	(9,990,896)

Net change in contract owners’ equity	1,147,329	764,807	(2,863,732)	(5,023,911)	10,393,458	10,603,269	1,955,595	2,973,848
Contract owners’ equity beginning of period	7,763,189	6,998,382	21,985,964	27,009,875	25,026,007	14,422,738	42,401,288	39,427,440

Contract owners’ equity end of period	$8,910,518	7,763,189	19,122,232	21,985,964	35,419,465	25,026,007	44,356,883	42,401,288

CHANGES IN UNITS:
Beginning units	690,934	653,908	1,107,173	1,440,459	1,106,434	877,819	2,079,717	2,663,102

Units purchased	316,826	335,216	–	54	822,360	807,066	–	28
Units redeemed	(275,857)	(298,190)	(217,326)	(333,340)	(776,536)	(578,451)	(479,782)	(583,413)

Ending units	731,903	690,934	889,847	1,107,173	1,152,258	1,106,434	1,599,935	2,079,717

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldHAsR1		VEWrldHAs		VKUCorPlus		VKUCorPlus2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(480,374)	(445,366)	(638,683)	(637,107)	65,016	3,055	3,602,936	1,193,567
Realized gain (loss) on investments	3,935,670	5,498,525	6,186,747	7,290,360	17,379	(5,881)	(42,096)	(400)
Change in unrealized gain (loss) on investments	5,938,356	(1,083,256)	7,046,890	817,332	24,449	20,028	3,634,710	328,513
Reinvested capital gains	4,275,584	1,932,012	6,400,431	2,999,882	–	1,099	–	306,481

Net increase (decrease) in contract owners’ equity resulting from operations	13,669,236	5,901,915	18,995,385	10,470,467	106,844	18,301	7,195,550	1,828,161

Equity transactions:
Purchase payments received from contract owners (note 3)	1,673,206	2,065,709	(147)	17,406	245,605	45,355	90,733,170	46,844,551
Transfers between funds	2,203,387	2,321,399	(2,798,775)	(4,549,961)	2,222,183	1,369,635	83,043,132	46,098,453
Redemptions (note 3)	(5,183,512)	(5,508,611)	(6,481,955)	(7,213,857)	(432,077)	(16,757)	(7,534,522)	(2,264,744)
Annuity benefits	(2,020)	(1,644)	(9,427)	(8,175)	–	–	–	–
Annual contract maintenance charges (note 2)	(10,338)	(10,616)	(19,103)	(21,176)	(740)	(86)	(200,588)	(1,882)
Contingent deferred sales charges (note 2)	(9,290)	(9,717)	(4,895)	(14,404)	(196)	–	(106,087)	(35,165)
Adjustments to maintain reserves	(411)	(226)	3,363	2,845	(156)	(24)	(2,904)	(5,007)

Net equity transactions	(1,328,978)	(1,143,706)	(9,310,939)	(11,787,322)	2,034,619	1,398,123	165,932,201	90,636,206

Net change in contract owners’ equity	12,340,258	4,758,209	9,684,446	(1,316,855)	2,141,463	1,416,424	173,127,751	92,464,367
Contract owners’ equity beginning of period	33,730,087	28,971,878	48,721,337	50,038,192	1,416,424	–	113,144,737	20,680,370

Contract owners’ equity end of period	$46,070,345	33,730,087	58,405,783	48,721,337	3,557,887	1,416,424	286,272,488	113,144,737

CHANGES IN UNITS:
Beginning units	1,470,219	1,551,985	1,340,984	1,699,058	136,094	–	10,572,601	1,959,026

Units purchased	733,623	1,192,380	–	1,196	299,366	171,065	17,222,645	9,356,263
Units redeemed	(803,494)	(1,274,146)	(222,737)	(359,270)	(106,950)	(34,971)	(1,908,189)	(742,688)

Ending units	1,400,348	1,470,219	1,118,247	1,340,984	328,510	136,094	25,887,057	10,572,601

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUEmMkt2		VKUUSRE		VKUUSRE2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$490,613	771,102	128,297	171,857	(478,010)	(492,343)	(659,517)	(515,975)
Realized gain (loss) on investments	(110,214)	168,220	(39,384)	(15,020)	38,936,051	19,553,508	12,497,447	5,011,279
Change in unrealized gain (loss) on investments	(238,725)	(267,286)	(55,822)	4,511	(83,713,845)	29,064,115	(41,769,776)	17,752,662
Reinvested capital gains	256,821	198,048	69,222	45,299	15,636,180	12,898,400	9,597,092	5,982,846

Net increase (decrease) in contract owners’ equity resulting from operations	398,495	870,084	102,313	206,647	(29,619,624)	61,023,680	(20,334,754)	28,230,812

Equity transactions:
Purchase payments received from contract owners (note 3)	(13)	89	(65)	–	5,875,599	7,009,648	20,486,120	24,243,217
Transfers between funds	(1,085,960)	(1,271,160)	(231,100)	(212,492)	(42,565,173)	(12,693)	(27,023,886)	931,702
Redemptions (note 3)	(1,739,155)	(2,709,903)	(295,201)	(172,118)	(30,308,534)	(33,197,542)	(7,783,265)	(5,359,922)
Annuity benefits	–	–	–	–	(14,143)	(9,881)	(10,721)	(5,605)
Annual contract maintenance charges (note 2)	(4,305)	(5,696)	(261)	(342)	(68,065)	(75,427)	(11,149)	(10,423)
Contingent deferred sales charges (note 2)	(1,774)	(4,951)	(6,665)	(2,809)	(53,891)	(84,899)	(120,741)	(102,988)
Adjustments to maintain reserves	(24)	16	(176)	(366)	1,090	6,282	(1,037)	(2,189)

Net equity transactions	(2,831,231)	(3,991,605)	(533,468)	(388,127)	(67,133,117)	(26,364,512)	(14,464,679)	19,693,792

Net change in contract owners’ equity	(2,432,736)	(3,121,521)	(431,155)	(181,480)	(96,752,741)	34,659,168	(34,799,433)	47,924,604
Contract owners’ equity beginning of period	9,413,461	12,534,982	2,396,495	2,577,975	218,341,461	183,682,293	116,727,176	68,802,572

Contract owners’ equity end of period	$6,980,725	9,413,461	1,965,340	2,396,495	121,588,720	218,341,461	81,927,743	116,727,176

CHANGES IN UNITS:
Beginning units	498,158	725,492	145,536	171,015	3,810,701	4,368,496	4,145,461	3,310,194

Units purchased	–	5	4	878	397,450	829,233	1,492,789	2,036,989
Units redeemed	(146,707)	(227,339)	(31,681)	(26,357)	(1,616,108)	(1,387,028)	(2,069,345)	(1,201,722)

Ending units	351,451	498,158	113,859	145,536	2,592,043	3,810,701	3,568,905	4,145,461

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VicDivrStk		WFVDisc		WFVLgCoGro		WFVMMrkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,868)	(9,916)	(955,911)	(933,893)	(2,929)	(2,756)	535	2,359
Realized gain (loss) on investments	6,827	25,142	5,574,290	3,595,515	1,146	194	–	–
Change in unrealized gain (loss) on investments	189	70,173	8,715,338	5,897,547	8,869	2,873	–	–
Reinvested capital gains	82,411	24,629	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	81,559	110,028	13,333,717	8,559,169	7,086	311	535	2,359

Equity transactions:
Purchase payments received from contract owners (note 3)	21,666	123,893	966,397	1,176,127	–	1,400	611,166	15,051,627
Transfers between funds	(1,786)	(40,527)	(2,103,615)	(940,787)	–	–	(535,087)	(13,968,889)
Redemptions (note 3)	(7,632)	(81,832)	(11,056,240)	(10,351,662)	(7,517)	(2,248)	(76,167)	(1,079,077)
Annuity benefits	–	–	(18,780)	(14,023)	–	–	–	–
Annual contract maintenance charges (note 2)	(189)	(199)	(31,618)	(35,066)	(43)	(42)	(30)	–
Contingent deferred sales charges (note 2)	(266)	(1,263)	(10,297)	(17,066)	(348)	(45)	–	–
Adjustments to maintain reserves	(11)	(98)	(1,381)	(392,909)	(21)	(26)	113	337

Net equity transactions	11,782	(26)	(12,255,534)	(10,575,386)	(7,929)	(961)	(5)	3,998

Net change in contract owners’ equity	93,341	110,002	1,078,183	(2,016,217)	(843)	(650)	530	6,357
Contract owners’ equity beginning of period	969,737	859,735	68,737,836	70,754,053	137,213	137,863	17,055	10,698

Contract owners’ equity end of period	$1,063,078	969,737	69,816,019	68,737,836	136,370	137,213	17,585	17,055

CHANGES IN UNITS:
Beginning units	65,321	64,852	2,138,630	2,486,339	13,143	13,234	1,635	1,058

Units purchased	1,779	9,226	80,276	148,193	–	135	58,314	1,683,830
Units redeemed	(1,022)	(8,757)	(424,942)	(495,902)	(741)	(226)	(58,317)	(1,683,253)

Ending units	66,078	65,321	1,793,964	2,138,630	12,402	13,143	1,632	1,635

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFVOpp		WFVSmMdCV		WFTotRetBd
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,392,205)	(4,650,382)	(1)	–	768	691
Realized gain (loss) on investments	7,758,603	3,746,830	1	–	(1)	(2)
Change in unrealized gain (loss) on investments	(32,879,682)	(1,783,769)	9	–	325	(124)
Reinvested capital gains	45,422,273	37,907,571	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,908,989	35,220,250	9	–	1,092	565

Equity transactions:
Purchase payments received from contract owners (note 3)	6,610,961	7,927,891	372	–	–	–
Transfers between funds	(16,577,163)	(20,188,624)	(10)	–	–	–
Redemptions (note 3)	(51,566,086)	(61,448,279)	–	–	–	–
Annuity benefits	(60,812)	(56,229)	–	–	–	–
Annual contract maintenance charges
(note 2)	(138,185)	(164,013)	–	–	–	–
Contingent deferred sales charges
(note 2)	(74,200)	(132,291)	–	–	–	–
Adjustments to maintain reserves	66,243	377,238	(3)	–	(1)	(3)

Net equity transactions	(61,739,242)	(73,684,307)	359	–	(1)	(3)

Net change in contract owners’ equity	(43,830,253)	(38,464,057)	368	–	1,091	562
Contract owners’ equity beginning of period	335,256,272	373,720,329	–	–	21,981	21,419

Contract owners’ equity end of period	$291,426,019	335,256,272	368	–	23,072	21,981

CHANGES IN UNITS:
Beginning units	7,005,669	8,710,393	–	–	2,116	2,116

Units purchased	173,167	239,865	40	–	–	–
Units redeemed	(1,421,171)	(1,944,589)	(1)	–	–	–

Ending units	5,757,665	7,005,669	39	–	2,116	2,116

See accompanying notes to financial statements.

73

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1) Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

Alger American Balanced Portfolio – Class S Shares (AlgerBal)

Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class II (ACVPInt2)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – International Fund – Class IV (ACVPInt4)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Ultra® Fund – Class II (ACVPUltra2)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – Value Fund – Class II (ACVPVal2)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the American Funds Insurance Series® (American Funds IS);

American Funds IS – Growth Fund – Class 1 (AFGrowth)

American Funds IS – High-Income Bond Fund – Class 1 (AFHiInc)

American Funds IS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AFUSGvt)

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr)*

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap)*

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr)*

Charles Schwab Money Market Portfolio (ChScMM)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)

Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS)

Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)

Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)*

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)*

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)*

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)*

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)*

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)*

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)*

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (formerly Neuberger Berman AMT –Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Value Series – Service Class (MFSValueS)

MTB Large Cap Growth Fund II (MTBLgCapGr)

MTB Large Cap Value Fund II (MTBLgCapV)

MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr)

MTB Managed Allocation Fund – Conservative Growth II (MTBConGr)

MTB Managed Allocation Fund – Moderate Growth II (MTBModGr)

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT)(formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class II (NVITEmMrkts2)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Gartmore Global Utilities Fund – Class II (NVITGlUtl2)

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Financial Services Fund – Class II (NVITGlFin2)

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class II (NVITGlHlth2)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Health Sciences Fund – Class VI (NVITGlHlth6)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class II (NVITGlTech2)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Global Technology and Communications Fund – Class VI (NVITGlTech6)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8)

Nationwide VIT – International Value Fund – Class II (NVITIntVal2)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Growth Fund – Class II (NVITMdCpGr2)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

(formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

(formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

(formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3)

Nationwide VIT – U.S. Growth Leaders Fund – Class II (NVITUSGro2)

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3)

Nationwide VIT – Van Kampen Comstock Value Fund – Class II (NVITVKVal2)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – Class S (NBTAMCGrS)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Main Street ® – Service Class (OppMStS)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV2)*

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer Small Cap Value Portfolio – Class I Shares (PioVSmCapV)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II (StVIFIntStk2)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Turner GVIT Growth Focus Fund – Class III (TurnGrowth3)*

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Bond Fund – Class R1 (VEWrldBdR1)

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKUEmMkt2)

Van Kampen UIF – Global Real Estate Portfolio – Class II (VKUGlobRE)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUUSRE2)

Portfolio of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Asset Allocation Fund (WFVAsAlloc)*

Wells Fargo AVT – Discovery FundSM (WFVDisc)

Wells Fargo AVT – Large Company Growth Fund (WFVLgCoGro)

Wells Fargo AVT – Money Market Fund (WFVMMrkt)

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

Wells Fargo AVT – Small Cap Growth Fund (WFVSmCpGr)*

Wells Fargo AVT – Small Mid Cap Value Fund (WFVSmMdCV)

Wells Fargo AVT – Total Return Bond Fund (WFTotRetBd)

*At December 31, 2007, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.30%	0.50%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.35%	0.55%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	0.45%(12)	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Capital Preservation Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Lifetime Income Option(13)	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Spousal Continuation Benefit Option	–	–	–	0.15%	0.15%	0.15%	0.15%	–	0.15%	0.15%	–
Extra Value Option (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.05%	4.10%	4.10%	3.55%	3.00%	3.65%	3.40%	2.20%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3)	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.
(12)	Available beginning May 1, 2007 or a later date if state law requires.
(13)

 Currently, the charge associated with the Lifetime Income Option is equal to a maximum of 0.70% of the current  income base, dependent on contract type and specific option selected, and is assessed through a reduction of units.

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlVGrIncB	AlVSmMdCpB
0.80%	$291,423	2	82	153	–	–	–	–
0.95%	423,578	1,525	1,695	1,774	465	1,597	2,768	2,075
1.05%	393,758	1,190	2,972	736	2,018	4,602	3,290	4,626
1.10%	758,573	4,334	782	1,607	–	–	656	346
1.15%	19,402,730	91,043	28,503	45,571	–	–	31,577	11,586
1.20%	181,965	1,913	44	261	–	–	1,159	167
1.25%	3,518,307	33,185	5,864	13,744	–	–	26,059	6,340
1.30%	77,514,916	4,970	3,032	17,869	–	–	2,191	1,318
1.35%	5,132,831	20,978	2,154	10,166	–	275	106	–
1.40%	37,480,633	12,026	8,019	9,204	–	33	10,098	1,257
1.45%	5,352,300	23,696	10,055	17,850	131	1,035	25,165	5,073
1.50%	4,196,626	44,198	10,143	11,264	–	–	24,025	5,335
1.55%	18,843,625	127,500	34,312	55,029	–	–	52,498	25,743
1.60%	1,738,571	14,022	1,989	5,414	–	–	7,370	4,135
1.65%	10,641,124	55,055	8,068	25,528	–	–	20,336	4,561
1.70%	2,379,957	31,567	10,076	7,604	–	–	14,452	12,000
1.75%	32,865,734	81,227	27,400	34,844	–	–	18,142	3,036
1.80%	8,786,014	77,122	22,180	24,550	–	91	36,597	28,671
1.85%	3,760,100	32,171	13,310	12,531	–	–	9,805	5,778
1.90%	2,464,103	9,293	7,047	2,747	–	–	9,305	1,654
1.95%	6,537,305	13,318	10,133	12,834	–	–	5,496	7,346
2.00%	15,667,867	31,282	9,606	15,853	–	–	4,125	1,650
2.05%	4,740,605	59,557	10,119	15,555	–	–	12,208	8,687
2.10%	4,148,721	16,382	4,328	12,481	–	–	5,238	959
2.15%	10,625,321	22,241	8,812	26,768	–	–	3,045	862
2.20%	3,568,624	5,084	1,081	4,494	–	–	1,740	104
2.25%	5,183,368	20,935	8,617	3,399	–	–	2,544	241
2.30%	1,755,818	10,300	3,383	7,090	–	–	5,106	–
2.35%	22,039,382	10,423	5,489	7,558	–	–	74	–
2.40%	2,207,398	4,100	2,352	2,608	–	–	1,166	319
2.45%	1,590,653	2,256	1,038	5,541	–	–	–	–
2.50%	641,274	3,395	3,454	2,410	–	–	209	–
2.55%	2,677,176	1,912	602	4,083	–	–	1,173	–
2.60%	1,343,046	2,561	1,780	342	–	–	895	–
2.65%	238,178	714	–	67	–	–	–	–
2.70%	850,092	535	175	3,123	–	–	–	–
2.75%	244,140	45	92	6,099	–	–	–	–
2.80%	195,534	603	1,018	179	–	–	227	–
2.85%	25,353	–	104	–	–	–	–	–
2.90%	250,918	–	–	–	–	–	444	–
2.95%	45,727	360	366	474	–	–	–	–
3.00%	64,076	–	–	140	–	–	–	–
3.05%	29,732	–	–	–	–	–	–	–
3.10%	50,544	–	–	–	–	–	–	–
3.15%	11,366	–	–	–	–	–	–	–
3.20%	625	–	–	–	–	–	–	–
3.25%	14,803	–	–	–	–	–	–	–

Totals	$320,874,514	873,020	270,276	429,544	2,614	7,633	339,289	143,869

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
0.80%	$1,924	2,376	813	–	247	2,313	–	1,792
0.95%	–	–	–	8,331	9,488	–	143	–
1.05%	–	–	–	7,374	4,975	–	–	–
1.10%	–	–	–	76	2,348	–	225	–
1.15%	–	–	–	27,349	116,800	–	9,639	–
1.20%	–	–	–	248	620	–	332	–
1.25%	–	–	–	10,456	45,007	–	5,561	–
1.30%	665,181	1,539,325	358,449	–	112,620	486,772	62	347,488
1.35%	–	–	–	478	24,312	–	–	–
1.40%	351,097	367,396	142,309	4,220	80,546	365,258	684	102,918
1.45%	–	–	–	10,633	63,753	–	5,532	–
1.50%	–	–	–	6,294	31,993	–	6,166	–
1.55%	–	–	–	41,823	174,550	–	4,550	–
1.60%	–	–	–	1,959	13,187	–	3,064	–
1.65%	–	–	–	12,715	57,809	–	1,988	–
1.70%	–	–	–	3,414	12,654	–	2,005	–

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
1.75%	–	–	–	7,129	95,978	–	505	–
1.80%	–	–	–	22,872	71,667	–	3,699	–
1.85%	–	–	–	8,689	26,222	–	1,864	–
1.90%	–	–	–	3,375	3,156	–	406	–
1.95%	–	–	–	7,774	21,835	–	348	–
2.00%	–	–	–	4,770	35,000	–	–	–
2.05%	–	–	–	2,502	23,498	–	3,088	–
2.10%	–	–	–	12,078	39,104	–	871	–
2.15%	–	–	–	1,032	19,513	–	633	–
2.20%	–	–	–	2,281	11,823	–	–	–
2.25%	–	–	–	542	11,361	–	–	–
2.30%	–	–	–	445	12,995	–	–	–
2.35%	–	–	–	491	8,721	–	–	–
2.40%	–	–	–	236	1,522	–	–	–
2.45%	–	–	–	–	2,140	–	–	–
2.50%	–	–	–	252	1,312	–	–	–
2.55%	–	–	–	295	3,125	–	–	–
2.60%	–	–	–	917	778	–	–	–
2.65%	–	–	–	341	151	–	–	–
2.70%	–	–	–	–	1,433	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	40	–	–	–	–
2.85%	–	–	–	107	42	–	–	–
2.90%	–	–	–	–	362	–	–	–
2.95%	–	–	–	–	14	–	–	–
3.00%	–	–	–	–	94	–	–	–
3.05%	–	–	–	–	15	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,018,202	1,909,097	501,571	211,538	1,142,770	854,343	51,365	452,198

	ACVPInt4	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
0.80%	$–	1,229	–	133	–	5,925	–	370
0.95%	1,760	–	–	–	877	–	7,549	–
1.05%	2,630	–	–	–	3,094	–	15,720	–
1.10%	1,835	–	887	–	503	–	6,042	–
1.15%	33,136	–	56,033	–	20,822	–	250,015	–
1.20%	158	–	38	–	915	–	654	–
1.25%	8,846	–	7,572	–	8,017	–	68,789	–
1.30%	68	59,127	48	39,353	24	1,294,647	2,021	48,411
1.35%	7,416	–	17,964	–	5,320	–	84,209	–
1.40%	3,354	28,730	13,110	16,091	2,711	594,771	52,232	26,824
1.45%	18,048	–	28,303	–	8,100	–	99,921	–
1.50%	4,099	–	14,682	–	10,463	–	50,879	–
1.55%	38,913	–	69,424	–	28,301	–	215,114	–
1.60%	4,987	–	4,496	–	6,414	–	23,516	–
1.65%	8,490	–	22,520	–	17,355	–	131,519	–
1.70%	3,020	–	2,993	–	17,462	–	26,605	–
1.75%	12,782	–	54,642	–	21,101	–	141,923	–
1.80%	21,572	–	29,414	–	17,164	–	133,644	–
1.85%	9,857	–	9,412	–	7,239	–	42,475	–
1.90%	3,365	–	1,691	–	5,096	–	18,994	–
1.95%	5,058	–	12,798	–	8,570	–	29,135	–
2.00%	6,770	–	19,504	–	8,318	–	42,629	–
2.05%	5,215	–	4,799	–	11,819	–	46,975	–
2.10%	1,038	–	28,881	–	7,029	–	21,433	–
2.15%	905	–	17,600	–	17,682	–	50,091	–
2.20%	869	–	25,191	–	2,418	–	11,257	–
2.25%	878	–	3,787	–	10,653	–	25,660	–
2.30%	230	–	5,460	–	2,677	–	12,361	–
2.35%	885	–	7,801	–	5,714	–	31,773	–
2.40%	327	–	7,038	–	806	–	20,808	–
2.45%	1,679	–	592	–	880	–	29,879	–
2.50%	–	–	665	–	5,161	–	7,229	–
2.55%	225	–	340	–	1,417	–	3,247	–
2.60%	13	–	2,220	–	428	–	2,536	–
2.65%	1,022	–	116	–	292	–	847	–
2.70%	169	–	1,673	–	556	–	3,800	–

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
2.75%	837	–	–	–	168	–	226	–
2.80%	207	–	40	–	602	–	3,037	–
2.85%	–	–	–	–	199	–	35	–
2.90%	–	–	99	–	86	–	836	–
2.95%	–	–	–	–	–	–	95	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$210,663	89,086	471,833	55,577	266,453	1,895,343	1,715,710	75,605

	ACVPVista2	AFGrowth	AFHiInc	AFUSGvt	ChScMM	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr
0.80%	$–	–	–	–	–	131	532	2,593
0.95%	1,174	–	–	–	99,529	–	–	–
1.05%	400	–	–	–	90,317	–	–	–
1.10%	756	–	–	–	–	–	–	–
1.15%	21,568	–	–	–	–	–	–	–
1.20%	3	–	–	–	–	–	–	–
1.25%	1,247	–	–	–	–	–	–	–
1.30%	42	245,552	18,781	21,089	–	34,034	275,785	643,858
1.35%	5,845	–	–	–	2,514	–	–	–
1.40%	6,063	–	–	–	599	18,819	275,217	344,940
1.45%	10,369	–	–	–	2,349	–	–	–
1.50%	5,948	–	–	–	–	–	–	–
1.55%	27,107	–	–	–	1,194	–	–	–
1.60%	2,746	–	–	–	–	–	–	–
1.65%	14,489	–	–	–	–	–	–	–
1.70%	3,627	–	–	–	–	–	–	–
1.75%	20,094	–	–	–	–	–	–	–
1.80%	20,415	–	–	–	–	–	–	–
1.85%	8,094	–	–	–	491	–	–	–
1.90%	2,271	–	–	–	–	–	–	–
1.95%	11,694	–	–	–	–	–	–	–
2.00%	9,781	–	–	–	–	–	–	–
2.05%	6,135	–	–	–	–	–	–	–
2.10%	14,088	–	–	–	–	–	–	–
2.15%	25,106	–	–	–	–	–	–	–
2.20%	22,591	–	–	–	–	–	–	–
2.25%	3,055	–	–	–	–	–	–	–
2.30%	6,355	–	–	–	–	–	–	–
2.35%	3,558	–	–	–	–	–	–	–
2.40%	2,501	–	–	–	–	–	–	–
2.45%	10,149	–	–	–	–	–	–	–
2.50%	1,006	–	–	–	–	–	–	–
2.55%	3,226	–	–	–	–	–	–	–
2.60%	444	–	–	–	–	–	–	–
2.65%	121	–	–	–	–	–	–	–
2.70%	599	–	–	–	–	–	–	–
2.75%	104	–	–	–	–	–	–	–
2.80%	1,845	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	684	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$275,300	245,552	18,781	21,089	196,993	52,984	551,534	991,391

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryIPSmCap	DryStkIx	DryStklxS	DryVApp	DryVAppS	DryVDevLdS	DryVGroInc	FedAmLeadS
0.80%	$486	13,166	–	1,732	–	–	1,491	–
0.95%	4,414	–	28,474	–	4,515	1,274	–	83
1.05%	4,731	–	19,362	–	2,807	252	–	8
1.10%	744	–	4,771	–	1,239	14	–	–
1.15%	89,102	–	344,978	–	49,008	12,140	–	2,651
1.20%	888	–	3,438	–	–	–	–	–
1.25%	23,794	–	78,680	–	15,832	1,665	–	2,403
1.30%	198,599	4,397,407	2,412	422,078	857	–	276,247	–
1.35%	21,528	–	65,215	–	6,329	105	–	–
1.40%	84,019	2,553,871	31,422	197,161	5,028	2,169	150,432	951
1.45%	36,221	–	124,444	–	16,854	2,886	–	1,865
1.50%	15,178	–	81,233	–	16,548	2,371	–	1,910
1.55%	94,236	–	271,505	–	59,217	8,557	–	8,452
1.60%	8,506	–	39,859	–	2,721	867	–	2,138
1.65%	27,000	–	137,622	–	31,156	1,900	–	2,561
1.70%	6,817	–	19,952	–	6,810	2,068	–	1,782
1.75%	33,669	–	149,329	–	30,439	2,934	–	258
1.80%	53,509	–	99,088	–	20,554	3,844	–	1,983
1.85%	12,104	–	53,323	–	13,495	1,143	–	490
1.90%	2,876	–	16,925	–	5,567	223	–	704
1.95%	8,875	–	34,769	–	10,912	2,241	–	2,088
2.00%	13,523	–	76,358	–	12,178	121	–	202
2.05%	6,071	–	66,333	–	8,398	2,419	–	796
2.10%	8,353	–	26,429	–	7,320	239	–	173
2.15%	3,403	–	32,843	–	10,234	–	–	1,812
2.20%	5,818	–	14,992	–	2,769	–	–	70
2.25%	733	–	27,835	–	6,946	3,847	–	1,080
2.30%	3,004	–	7,193	–	5,216	–	–	41
2.35%	1,874	–	19,480	–	2,716	–	–	43
2.40%	1,711	–	15,177	–	2,392	300	–	93
2.45%	60	–	2,262	–	922	–	–	–
2.50%	167	–	9,405	–	2,124	–	–	–
2.55%	–	–	1,930	–	590	–	–	221
2.60%	17	–	5,342	–	467	–	–	–
2.65%	–	–	1,145	–	102	–	–	–
2.70%	16	–	2,073	–	2,917	–	–	–
2.75%	–	–	144	–	–	–	–	26
2.80%	–	–	131	–	1,090	–	–	–
2.85%	–	–	24	–	99	–	–	–
2.90%	–	–	432	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	113	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$772,046	6,964,444	1,916,329	620,971	366,481	53,579	428,170	34,884

	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2
0.80%	$–	1	612	–	12,678	–	10,929	–
0.95%	488	–	–	2,144	–	95	–	298
1.05%	114	–	–	1,268	–	54	–	495
1.10%	230	82	–	1,180	–	9,599	–	4,398
1.15%	8,844	1,824	–	101,627	–	419,487	–	123,359
1.20%	531	–	–	1,286	–	5,194	–	281
1.25%	3,250	118	–	44,454	–	118,220	–	34,532
1.30%	–	3,005	140,841	–	8,050,440	4,539	7,486,977	607
1.35%	–	636	–	35,827	–	109,391	–	15,217
1.40%	748	1,161	74,567	9,830	4,037,881	47,132	2,231,044	13,093
1.45%	1,940	4,846	–	46,660	–	163,167	–	54,269
1.50%	2,804	74	–	36,477	–	94,081	–	30,004
1.55%	5,912	6,264	–	111,402	–	386,128	–	142,651
1.60%	1,428	557	–	15,392	–	50,162	–	10,422
1.65%	4,801	357	–	54,090	–	221,859	–	87,163
1.70%	1,940	49	–	23,619	–	38,414	–	20,524
1.75%	1,027	3,290	–	84,039	–	242,097	–	87,027
1.80%	2,726	27,154	–	94,844	–	217,257	–	99,838
1.85%	1,949	1,039	–	21,482	–	104,891	–	43,126
1.90%	1,453	–	–	10,044	–	26,432	–	16,479

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2
1.95%	1,236	2,311	–	20,035	–	57,417	–	19,027
2.00%	756	9,332	–	27,495	–	110,032	–	56,712
2.05%	3,508	–	–	21,541	–	95,714	–	93,356
2.10%	608	691	–	14,356	–	56,618	–	32,620
2.15%	196	–	–	24,997	–	73,027	–	37,268
2.20%	1,808	208	–	9,296	–	45,300	–	23,276
2.25%	2,052	144	–	10,083	–	39,709	–	14,273
2.30%	80	421	–	7,764	–	20,996	–	10,860
2.35%	236	1,386	–	7,644	–	46,589	–	11,745
2.40%	–	–	–	2,555	–	13,289	–	14,072
2.45%	–	–	–	1,782	–	32,822	–	11,288
2.50%	–	–	–	2,679	–	7,239	–	3,032
2.55%	493	–	–	70	–	4,705	–	1,822
2.60%	47	–	–	1,309	–	2,239	–	1,232
2.65%	–	–	–	19	–	198	–	123
2.70%	–	–	–	1,741	–	1,123	–	332
2.75%	–	–	–	46	–	121	–	192
2.80%	63	–	–	626	–	2,841	–	3,234
2.85%	–	–	–	127	–	178	–	219
2.90%	–	–	–	–	–	779	–	557
2.95%	–	–	–	52	–	507	–	–
3.00%	–	–	–	–	–	–	–	259
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	388	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$51,656	64,950	216,020	849,882	12,100,999	2,869,642	9,728,950	1,119,282

	FidVIPHI	FidVIPHIR	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
0.80%	$3,342	95	693	1,828	–	–	1,591	14,779
0.95%	–	–	–	–	–	118	–	–
1.05%	–	–	–	–	–	955	–	–
1.10%	–	–	–	–	1,550	3,494	–	–
1.15%	–	–	–	–	32,065	143,286	–	–
1.20%	–	–	–	–	–	260	–	–
1.25%	–	–	–	–	13,632	24,183	–	–
1.30%	1,015,884	64,422	1,625,758	783,581	–	1,870	2,918,998	6,310,877
1.35%	–	–	–	–	–	30,879	–	–
1.40%	676,981	38,424	466,149	214,537	1,942	19,245	809,637	3,285,644
1.45%	–	–	–	–	5,773	64,820	–	–
1.50%	–	–	–	–	8,806	45,672	–	–
1.55%	–	–	–	–	11,632	141,727	–	–
1.60%	–	–	–	–	5,794	17,148	–	–
1.65%	–	–	–	–	10,928	63,734	–	–
1.70%	–	–	–	–	6,842	38,314	–	–
1.75%	–	–	–	–	3,484	72,703	–	–
1.80%	–	–	–	–	12,174	104,599	–	–
1.85%	–	–	–	–	5,009	27,491	–	–
1.90%	–	–	–	–	1,701	13,503	–	–
1.95%	–	–	–	–	1,396	16,688	–	–
2.00%	–	–	–	–	787	42,146	–	–
2.05%	–	–	–	–	1,200	5,915	–	–
2.10%	–	–	–	–	753	11,222	–	–
2.15%	–	–	–	–	779	12,470	–	–
2.20%	–	–	–	–	–	6,092	–	–
2.25%	–	–	–	–	47	1,789	–	–
2.30%	–	–	–	–	246	9,848	–	–
2.35%	–	–	–	–	–	3,044	–	–
2.40%	–	–	–	–	–	577	–	–
2.45%	–	–	–	–	–	929	–	–
2.50%	–	–	–	–	–	186	–	–
2.55%	–	–	–	–	–	425	–	–
2.60%	–	–	–	–	–	241	–	–
2.65%	–	–	–	–	–	954	–	–
2.70%	–	–	–	–	–	68	–	–
2.75%	–	–	–	–	–	412	–	–
2.80%	–	–	–	–	–	1,258	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPHI	FidVIPHIR	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,696,207	102,941	2,092,600	999,946	126,540	928,265	3,730,226	9,611,300

	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.80%	$–	430	–	1,060	1,221	–	1,745	–
0.95%	651	–	239	–	–	77	–	–
1.05%	1,123	–	821	–	–	358	–	–
1.10%	18,842	–	28,272	–	–	10,782	–	400
1.15%	772,838	–	520,628	–	–	409,161	–	55,552
1.20%	5,885	–	3,279	–	–	3,085	–	–
1.25%	221,422	–	74,059	–	–	104,252	–	15,677
1.30%	9,016	180,071	4,356	261,501	167,259	5,521	157,711	222
1.35%	333,024	–	135,319	–	–	146,498	–	15,615
1.40%	105,478	78,805	86,764	151,281	63,084	55,340	54,060	4,120
1.45%	315,003	–	120,268	–	–	128,599	–	12,078
1.50%	209,107	–	90,703	–	–	143,289	–	16,397
1.55%	759,511	–	466,129	–	–	422,151	–	71,523
1.60%	87,246	–	33,663	–	–	51,855	–	6,943
1.65%	376,396	–	154,517	–	–	200,305	–	48,107
1.70%	95,713	–	45,967	–	–	68,521	–	5,296
1.75%	590,266	–	1,007,293	–	–	360,679	–	23,109
1.80%	401,003	–	175,673	–	–	267,899	–	25,133
1.85%	178,888	–	52,761	–	–	85,567	–	18,632
1.90%	55,164	–	16,220	–	–	44,264	–	6,003
1.95%	146,002	–	141,284	–	–	81,981	–	12,171
2.00%	184,825	–	490,235	–	–	141,528	–	9,117
2.05%	190,777	–	48,545	–	–	198,307	–	18,509
2.10%	170,636	–	84,444	–	–	90,869	–	7,825
2.15%	161,405	–	286,149	–	–	108,938	–	16,440
2.20%	104,169	–	92,391	–	–	47,569	–	3,724
2.25%	82,447	–	72,021	–	–	63,177	–	10,547
2.30%	66,831	–	23,628	–	–	27,113	–	1,169
2.35%	106,946	–	922,021	–	–	64,543	–	11,329
2.40%	38,440	–	77,770	–	–	26,015	–	2,311
2.45%	18,354	–	30,487	–	–	20,908	–	1,946
2.50%	22,692	–	6,535	–	–	12,840	–	1,511
2.55%	18,740	–	70,345	–	–	16,775	–	1,989
2.60%	6,965	–	50,563	–	–	2,569	–	5,657
2.65%	2,591	–	2,494	–	–	1,566	–	789
2.70%	11,814	–	19,737	–	–	3,817	–	113
2.75%	4,697	–	11,025	–	–	9,182	–	–
2.80%	3,242	–	1,592	–	–	4,692	–	377
2.85%	147	–	490	–	–	–	–	–
2.90%	884	–	7,407	–	–	776	–	–
2.95%	399	–	352	–	–	130	–	–
3.00%	294	–	–	–	–	–	–	–
3.05%	–	–	210	–	–	–	–	–
3.10%	3	–	671	–	–	3	–	1
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	38	–	–	–	–	–
3.25%	–	–	145	–	–	–	–	–

Totals	$5,879,876	259,306	5,457,510	413,842	231,564	3,431,501	213,516	430,332

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
0.80%	$1,057	6	–	7	–	146	–	1,833
0.95%	787	–	–	–	–	–	–	580
1.05%	1,117	–	–	–	–	–	–	610
1.10%	3,762	–	826	–	2,068	–	1,204	3,054
1.15%	122,286	–	24,905	–	46,966	–	16,265	68,822
1.20%	13	–	–	–	–	–	–	288
1.25%	13,850	–	511	–	5,997	–	70	6,368
1.30%	165,937	34,372	–	46,045	–	24,247	–	49,364
1.35%	40,591	–	4,630	–	7,885	–	5,088	26,644
1.40%	77,851	13,626	7,056	9,237	10,199	5,452	829	28,955

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
1.45%	47,409	–	13,820	–	29,314	–	4,151	19,908
1.50%	16,996	–	9,669	–	1,240	–	432	20,115
1.55%	168,109	–	48,828	–	71,337	–	19,177	96,644
1.60%	7,717	–	7,800	–	14,629	–	703	6,050
1.65%	52,632	–	8,082	–	21,573	–	3,226	24,983
1.70%	8,466	–	2,316	–	5,864	–	3,039	8,437
1.75%	81,603	–	93,692	–	302,300	–	72,811	58,859
1.80%	78,675	–	10,526	–	5,992	–	2,931	39,494
1.85%	19,880	–	4,161	–	8,158	–	685	11,057
1.90%	12,045	–	513	–	6,111	–	–	2,653
1.95%	24,027	–	11,514	–	65,375	–	13,369	28,064
2.00%	39,220	–	69,165	–	60,683	–	3,308	19,099
2.05%	6,915	–	2,318	–	10,747	–	11,288	6,886
2.10%	98,630	–	11,325	–	9,171	–	7,884	42,610
2.15%	14,518	–	169,936	–	134,056	–	51,933	16,390
2.20%	46,757	–	22,786	–	5,862	–	240	8,033
2.25%	495	–	8,347	–	1,940	–	13,765	2,513
2.30%	11,527	–	3,805	–	11,526	–	16,827	8,703
2.35%	2,153	–	238,699	–	102,834	–	34,146	267
2.40%	2,681	–	643	–	18,131	–	1,404	588
2.45%	4,861	–	12,815	–	3,988	–	3,851	11,957
2.50%	788	–	69	–	688	–	872	1,068
2.55%	3,096	–	6,604	–	6,264	–	7,887	1,464
2.60%	–	–	2,793	–	2,323	–	56	–
2.65%	3,274	–	–	–	226	–	–	736
2.70%	1,320	–	2,119	–	–	–	834	308
2.75%	6,219	–	–	–	–	–	–	1,368
2.80%	997	–	–	–	205	–	–	2,121
2.85%	–	–	–	–	24	–	–	–
2.90%	–	–	–	–	3,170	–	266	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,188,261	48,004	800,273	55,289	976,846	29,845	298,541	626,893

	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
0.80%	$–	1,061	10	455	–	1,045	–	1,398
0.95%	422	3,440	66	72	3,580	5,990	8,197	8,326
1.05%	45	3,005	34	702	2,716	5,937	9,939	11,488
1.10%	613	19,621	2,905	8,867	7,548	6,976	106	180
1.15%	24,618	329,181	75,453	130,729	239,809	155,732	22,467	35,663
1.20%	760	3,050	83	1,179	5,085	1,460	376	685
1.25%	14,226	38,897	10,195	23,300	81,578	39,248	10,582	12,402
1.30%	247	36,689	57,997	169,355	5,234	64,593	–	273,964
1.35%	–	90,275	33,051	73,409	73,975	53,010	363	5,390
1.40%	5,172	61,931	35,123	128,323	23,630	61,970	2,969	104,586
1.45%	9,269	93,919	51,001	56,679	74,507	57,143	7,625	17,208
1.50%	9,165	100,931	16,466	41,151	99,205	47,322	10,426	5,151
1.55%	27,604	374,726	51,617	158,885	275,606	160,218	47,871	45,807
1.60%	15,262	36,357	6,164	28,213	31,678	20,036	3,592	4,870
1.65%	9,458	111,734	21,021	46,196	154,178	65,537	16,419	11,897
1.70%	6,388	41,333	4,924	14,502	35,040	21,923	5,163	10,443
1.75%	5,838	685,239	45,207	165,284	191,519	105,587	14,741	22,874
1.80%	15,210	141,382	37,809	247,807	133,042	77,705	12,487	12,870
1.85%	4,153	43,984	9,825	21,737	71,988	26,972	2,570	6,721
1.90%	4,254	14,129	707	2,018	31,247	9,170	325	5,562
1.95%	3,422	117,666	7,147	24,981	51,950	22,433	3,811	4,268
2.00%	1,809	242,795	22,950	60,413	83,051	41,363	3,113	10,018
2.05%	3,845	37,033	4,300	6,889	143,695	16,972	9,866	8,483
2.10%	3,389	65,206	8,092	27,827	71,375	20,916	756	3,619
2.15%	1,315	189,796	2,412	11,558	59,811	10,479	1,516	9,211
2.20%	209	46,425	1,820	16,144	52,154	16,053	57	4,609
2.25%	623	30,189	560	3,422	45,315	1,616	1,964	1,473
2.30%	–	25,897	1,350	3,580	31,931	8,417	1,590	4,714
2.35%	–	344,184	275	8,815	52,848	1,705	518	3,518
2.40%	–	45,640	237	3,237	11,175	274	–	1,001
(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
2.45%	–	11,907	1,421	670	11,378	2,780	3,483	883
2.50%	–	2,093	77	89	17,905	476	21	164
2.55%	–	27,472	160	3,845	7,336	810	182	3,181
2.60%	–	16,854	38	1,142	12,261	157	–	262
2.65%	–	1,227	921	–	2,633	1,205	–	–
2.70%	–	8,508	123	294	3,255	106	–	157
2.75%	–	5,127	690	–	4,622	274	–	–
2.80%	–	547	60	122	1,438	52	–	397
2.85%	–	125	–	–	1,190	–	–	27
2.90%	–	3,140	–	–	198	–	–	–
2.95%	–	341	–	390	1,041	5	–	–
3.00%	–	–	–	–	115	–	–	–
3.05%	–	266	–	–	–	5	–	–
3.10%	–	855	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	44	–	–	–	–	–	–
3.25%	–	50	–	–	–	–	–	–

Totals	$167,316	3,454,271	512,291	1,492,281	2,207,842	1,133,672	203,095	653,470

	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
0.80%	$507	55	–	7,714	618	482	276	–
0.95%	–	–	7,601	36,133	804	–	11,417	179
1.05%	–	–	6,101	31,019	480	–	5,994	–
1.10%	–	–	28	7,384	97	–	27,091	1,444
1.15%	–	–	4,288	197,418	11,333	–	407,802	30,779
1.20%	–	–	6	333	–	–	3,144	1,347
1.25%	–	–	1,569	27,320	6,020	–	38,002	16,349
1.30%	60,320	30,848	313	717,261	110,159	155,949	492,229	323
1.35%	–	–	706	57,883	–	–	75,551	4,715
1.40%	8,579	19,274	140	226,252	56,715	66,539	344,237	3,868
1.45%	–	–	700	75,175	1,349	–	123,248	9,391
1.50%	–	–	9,772	20,323	2,384	–	79,746	39,180
1.55%	–	–	5,666	217,631	8,714	–	361,473	50,905
1.60%	–	–	589	15,621	7,511	–	18,963	8,324
1.65%	–	–	3,214	62,800	1,795	–	125,367	26,287
1.70%	–	–	1,861	16,485	4,513	–	48,575	10,282
1.75%	–	–	5,621	206,892	1,651	–	846,902	31,828
1.80%	–	–	1,988	79,020	6,307	–	129,598	29,049
1.85%	–	–	629	30,368	2,464	–	62,935	24,165
1.90%	–	–	64	17,679	–	–	20,356	4,803
1.95%	–	–	594	32,147	1,329	–	117,478	8,392
2.00%	–	–	542	62,515	179	–	473,634	15,147
2.05%	–	–	585	25,029	2,601	–	43,751	22,676
2.10%	–	–	510	44,919	1,080	–	57,391	14,004
2.15%	–	–	1,938	51,597	371	–	235,446	7,871
2.20%	–	–	640	32,526	–	–	91,721	5,199
2.25%	–	–	1,672	4,050	–	–	74,260	7,438
2.30%	–	–	210	8,915	–	–	15,331	6,363
2.35%	–	–	469	37,331	–	–	935,867	3,911
2.40%	–	–	277	11,239	–	–	71,214	2,047
2.45%	–	–	70	4,532	–	–	27,364	2,450
2.50%	–	–	25	603	–	–	2,495	1,213
2.55%	–	–	–	20,688	–	–	71,099	556
2.60%	–	–	293	1,309	–	–	51,958	128
2.65%	–	–	–	1,358	–	–	2,936	138
2.70%	–	–	–	1,706	–	–	19,262	278
2.75%	–	–	–	2,226	–	–	12,859	181
2.80%	–	–	–	267	–	–	1,092	81
2.85%	–	–	–	41	–	–	129	–
2.90%	–	–	–	598	–	–	5,428	–
2.95%	–	–	–	89	–	–	271	189
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	74	–	–	132	–
3.10%	–	–	–	247	–	–	365	–
3.15%	–	–	–	–	–	–	–	185
3.20%	–	–	–	12	–	–	19	–
3.25%	–	–	–	–	–	–	147	–

Totals	$69,406	50,177	58,681	2,394,729	228,474	222,970	5,534,555	391,665

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	MFSValueS	MTBLgCapGr	MTBLgCapV	MTBAggGr	MTBConGr	MTBModGr	NVITAstAll2	NVITBnd2
0.80%	$200	–	–	–	–	–	134	46
0.95%	116	–	–	–	–	–	67	2,373
1.05%	183	–	–	–	–	–	2,141	3,727
1.10%	10,797	–	–	–	–	–	73,116	5,166
1.15%	113,793	3,588	4,097	544	669	20,919	582,854	77,587
1.20%	657	–	–	–	–	–	69	509
1.25%	36,335	3,565	4,892	–	–	24,069	20,905	14,721
1.30%	70,317	–	–	–	–	–	90,951	55,490
1.35%	30,409	90	1,608	3,697	358	9,657	132,921	22,888
1.40%	77,698	137	108	–	–	1,504	171,985	58,221
1.45%	64,291	768	761	–	–	143	51,771	46,331
1.50%	47,903	1,165	685	–	–	1,329	132,242	15,134
1.55%	151,240	6	3	–	–	3,761	598,977	87,887
1.60%	12,835	2,596	2,826	–	–	21,676	42,482	9,415
1.65%	58,670	1,342	992	–	–	5,586	107,390	44,750
1.70%	15,380	657	1,636	–	–	11,912	38,857	11,665
1.75%	129,217	369	3,690	1,002	125	15,165	1,004,339	128,804
1.80%	91,234	–	–	–	–	–	184,913	42,132
1.85%	44,496	–	249	529	–	810	38,224	6,814
1.90%	15,580	933	159	–	–	706	8,925	750
1.95%	26,960	152	742	–	–	7,626	200,230	17,164
2.00%	49,119	–	–	–	–	253	361,053	35,816
2.05%	31,584	–	–	–	–	–	17,147	10,709
2.10%	34,605	–	–	–	–	–	105,715	8,901
2.15%	32,255	–	–	–	–	–	119,326	19,074
2.20%	16,925	–	107	–	–	741	48,202	3,526
2.25%	12,304	–	13	–	–	–	31,138	31,174
2.30%	12,633	–	–	–	–	–	16,604	668
2.35%	24,023	268	296	–	–	290	158,543	69,103
2.40%	6,867	–	–	–	–	–	44,631	2,534
2.45%	3,423	–	–	–	–	–	9,198	5,269
2.50%	1,669	–	–	–	–	–	3,394	90
2.55%	4,484	–	–	–	–	–	20,264	5,292
2.60%	5,487	–	–	–	–	402	5,766	1,233
2.65%	43	–	–	–	–	–	5,057	4,927
2.70%	4,147	–	–	–	–	–	2,626	560
2.75%	225	–	–	–	–	–	392	–
2.80%	707	–	–	–	–	–	1,490	531
2.85%	37	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	169	105
2.95%	131	–	–	–	–	–	78	97
3.00%	–	–	–	–	–	–	–	–
3.05%	21	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	218	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,239,218	15,636	22,864	5,772	1,152	126,549	4,434,286	851,183

	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts2	NVITEmMrkts3
0.80%	$137	16	1,044	–	54	67	–	7,839
0.95%	919	49	1,443	1,407	10,363	–	–	–
1.05%	2,413	55	2,702	480	8,907	–	–	–
1.10%	3,423	3,883	8,657	525	944	–	324	–
1.15%	65,057	20,061	123,340	36,183	100,113	–	20,885	–
1.20%	1,247	110	547	1,579	59	–	–	–
1.25%	15,678	1,691	23,594	21,062	15,958	–	4,103	–
1.30%	80,486	6,255	115,573	37	16,370	10,770	–	773,226
1.35%	25,489	7,120	56,756	11,556	35,422	–	–	–
1.40%	42,936	4,011	69,522	3,373	24,729	6,549	4,134	225,402
1.45%	15,316	8,375	27,476	9,205	34,976	–	3,530	–
1.50%	19,324	6,051	35,929	13,151	15,745	–	2,081	–
1.55%	62,903	28,870	170,997	55,988	80,064	–	20,259	–
1.60%	6,636	4,963	16,888	5,556	7,765	–	2,837	–
1.65%	24,714	6,496	55,783	29,658	45,379	–	3,893	–
1.70%	21,610	8,339	10,072	7,991	5,287	–	1,622	–
1.75%	90,144	58,261	265,385	15,006	35,691	–	1,963	–
1.80%	39,446	20,446	62,813	24,496	28,052	–	9,985	–
1.85%	7,875	3,468	13,081	13,667	20,314	–	5,143	–
1.90%	1,657	872	3,396	4,364	3,917	–	2,084	–

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts2	NVITEmMrkts3
1.95%	15,525	10,003	38,411	2,241	9,899	–	1,518	–
2.00%	25,240	17,218	73,935	3,612	16,010	–	363	–
2.05%	7,563	5,674	4,943	1,919	12,084	–	1,934	–
2.10%	6,125	5,330	29,250	4,757	8,844	–	2,241	–
2.15%	6,691	18,043	44,239	2,108	3,939	–	1,754	–
2.20%	2,671	3,733	11,903	1,407	2,802	–	221	–
2.25%	1,506	27,547	8,433	11	5,755	–	1,952	–
2.30%	2,451	831	7,109	57	2,835	–	–	–
2.35%	3,876	63,800	31,344	1,065	842	–	–	–
2.40%	204	2,387	9,420	–	556	–	–	–
2.45%	3,068	4,348	3,678	–	2,569	–	641	–
2.50%	570	210	558	–	–	–	–	–
2.55%	1,036	5,108	2,052	–	189	–	–	–
2.60%	78	1,538	1,548	–	–	–	–	–
2.65%	251	4,824	444	–	308	–	–	–
2.70%	24	728	865	–	128	–	–	–
2.75%	–	203	820	–	736	–	–	–
2.80%	37	385	319	–	461	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	222	208	1,012	–	–	–	–	–
2.95%	8	103	64	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	5	13	71	–	–	–	–	–
3.10%	–	45	199	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	4	8	–	–	–	–	–
3.25%	–	2	(2)	–	–	–	–	–

Totals	$604,561	361,677	1,335,621	272,461	558,066	17,386	93,467	1,006,467

	NVITEmMrkts6	NVITGlUtl2	NVITGlUtl3	NVITIntGro	NVITIntGro3	NVITWLead3	NVITGlFin2	NVITGlFin3
0.80%	$–	–	637	135	2,510	524	–	416
0.95%	941	71	–	–	–	–	372	–
1.05%	1,007	–	–	–	–	–	40	–
1.10%	2,123	–	–	–	–	–	–	–
1.15%	202,364	2,054	–	–	–	–	4,325	–
1.20%	243	–	–	–	–	–	841	–
1.25%	22,569	2,583	–	–	–	–	3,415	–
1.30%	1	–	117,081	472	308,880	71,524	–	34,592
1.35%	52,209	–	–	–	–	–	52	–
1.40%	20,256	293	60,662	1,007	142,583	37,386	417	17,403
1.45%	51,225	306	–	–	–	–	1,056	–
1.50%	31,029	79	–	–	–	–	352	–
1.55%	225,054	2,670	–	–	–	–	3,018	–
1.60%	18,063	–	–	–	–	–	648	–
1.65%	75,509	317	–	–	–	–	1,101	–
1.70%	10,815	999	–	–	–	–	370	–
1.75%	89,721	66	–	–	–	–	381	–
1.80%	103,668	1,901	–	–	–	–	7,969	–
1.85%	25,105	1,444	–	–	–	–	170	–
1.90%	11,731	1,970	–	–	–	–	–	–
1.95%	36,996	–	–	–	–	–	169	–
2.00%	49,527	–	–	–	–	–	41	–
2.05%	14,943	–	–	–	–	–	–	–
2.10%	35,490	796	–	–	–	–	153	–
2.15%	20,653	–	–	–	–	–	13	–
2.20%	25,239	–	–	–	–	–	–	–
2.25%	13,311	–	–	–	–	–	–	–
2.30%	9,399	–	–	–	–	–	385	–
2.35%	1,063	–	–	–	–	–	–	–
2.40%	2,137	–	–	–	–	–	–	–
2.45%	44,284	–	–	–	–	–	–	–
2.50%	1,182	–	–	–	–	–	–	–
2.55%	28,468	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	2,190	–	–	–	–	–	–	–
2.70%	997	–	–	–	–	–	–	–
2.75%	5,052	–	–	–	–	–	–	–
2.80%	4,731	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–

(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITEmMrkts6	NVITGlUtl2	NVITGlUtl3	NVITIntGro	NVITIntGro3	NVITWLead3	NVITGlFin2	NVITGlFin3
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,239,295	15,549	178,380	1,614	453,973	109,434	25,288	52,411

	NVITGlHlth2	NVITGlHlth3	NVITGlHlth6	NVITGlTech	NVITGlTech2	NVITGlTech3	NVITGlTech6	NVITGvtBd
0.80%	$–	301	–	19	–	326	–	2,925
0.95%	373	–	1,204	–	88	–	610	9,610
1.05%	–	–	1,833	–	–	–	333	8,238
1.10%	78	–	736	–	–	–	402	25,313
1.15%	3,638	–	41,387	–	4,339	–	23,286	546,171
1.20%	–	–	48	–	–	–	50	3,206
1.25%	7,052	–	6,393	–	4,260	–	3,338	66,400
1.30%	–	63,480	10	4,419	–	59,352	–	1,432,093
1.35%	–	–	8,943	–	–	–	2,995	117,874
1.40%	276	25,601	2,364	564	411	18,242	1,120	826,173
1.45%	1,077	–	13,613	–	832	–	5,787	153,351
1.50%	1,756	–	6,960	–	948	–	2,822	102,433
1.55%	4,763	–	37,465	–	2,177	–	26,163	457,271
1.60%	260	–	4,779	–	261	–	1,412	23,853
1.65%	1,637	–	9,527	–	1,140	–	10,271	164,680
1.70%	2,058	–	2,105	–	489	–	3,797	44,659
1.75%	868	–	17,677	–	538	–	10,615	919,648
1.80%	5,772	–	16,140	–	1,363	–	17,128	193,694
1.85%	2,228	–	4,161	–	1,306	–	2,290	66,308
1.90%	274	–	1,524	–	1,439	–	2,087	15,662
1.95%	108	–	7,974	–	1,032	–	13,008	135,247
2.00%	–	–	9,055	–	120	–	11,250	472,447
2.05%	568	–	2,415	–	90	–	1,535	52,730
2.10%	257	–	8,829	–	123	–	5,072	71,488
2.15%	10	–	1,733	–	706	–	6,451	263,422
2.20%	208	–	6,202	–	–	–	9,637	92,204
2.25%	–	–	196	–	–	–	57	67,423
2.30%	–	–	1,489	–	–	–	757	18,870
2.35%	–	–	234	–	–	–	762	904,290
2.40%	51	–	1,090	–	–	–	1,091	76,931
2.45%	–	–	–	–	529	–	1,229	28,382
2.50%	–	–	45	–	–	–	574	3,069
2.55%	–	–	–	–	–	–	353	68,310
2.60%	–	–	40	–	–	–	–	50,593
2.65%	–	–	–	–	–	–	198	2,518
2.70%	–	–	–	–	–	–	83	19,476
2.75%	–	–	–	–	–	–	444	10,905
2.80%	–	–	–	–	–	–	55	1,393
2.85%	–	–	–	–	–	–	–	151
2.90%	–	–	–	–	–	–	–	5,717
2.95%	–	–	–	–	–	–	–	378
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	190
3.10%	–	–	–	–	–	–	–	611
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	32
3.25%	–	–	–	–	–	–	–	138

Totals	$33,312	89,382	216,171	5,002	22,191	77,920	167,062	7,526,477

	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2
0.80%	$7,799	116	–	1,439	–	4,714	177	5,278
0.95%	–	668	1,300	–	9,455	1,379	303	14,589
1.05%	–	1,389	105	–	5,737	2,410	989	7,666
1.10%	–	44	–	–	19,317	4,356	4,789	68,401
1.15%	–	8,674	7,173	–	360,599	293,850	222,945	2,425,901
1.20%	–	–	–	–	2,281	4,714	2,965	24,295
1.25%	–	787	1,731	–	31,317	62,980	39,190	404,311
1.30%	599,262	13,239	–	268,741	3,375	209,203	92,308	602,046
1.35%	–	4,227	–	–	79,499	91,509	33,526	648,181
1.40%	219,597	3,814	901	133,761	64,332	124,870	133,422	825,474

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2
1.45%	–	7,548	1,240	–	111,241	63,854	89,596	400,549
1.50%	–	2,588	1,881	–	71,549	98,828	34,858	418,268
1.55%	–	9,113	12,021	–	359,012	262,939	312,933	2,040,858
1.60%	–	2,024	375	–	23,156	51,723	17,625	233,938
1.65%	–	1,941	1,896	–	101,368	905,234	186,660	1,978,029
1.70%	–	849	726	–	38,104	89,881	20,745	320,678
1.75%	–	4,229	467	–	728,145	1,247,776	221,028	5,494,122
1.80%	–	4,822	4,192	–	118,459	125,983	235,298	842,061
1.85%	–	793	2,147	–	53,099	257,556	47,597	503,277
1.90%	–	–	1,325	–	15,315	466,013	60,388	434,618
1.95%	–	14,187	368	–	118,497	457,058	35,275	1,044,714
2.00%	–	5,681	–	–	288,662	786,943	213,330	4,666,433
2.05%	–	1,646	2,809	–	38,496	627,758	47,589	813,583
2.10%	–	9,611	1,136	–	60,836	319,273	60,012	492,230
2.15%	–	6,004	176	–	211,453	645,270	50,414	2,129,290
2.20%	–	616	64	–	52,076	134,660	43,389	904,009
2.25%	–	683	–	–	30,628	1,449,540	32,371	943,206
2.30%	–	1,033	49	–	16,285	318,117	24,674	218,532
2.35%	–	593	–	–	486,402	1,385,297	103,844	6,458,414
2.40%	–	325	–	–	51,514	104,760	7,661	391,912
2.45%	–	215	–	–	19,445	372,215	23,692	247,446
2.50%	–	1,029	–	–	2,465	58,700	6,589	191,920
2.55%	–	–	–	–	96,125	345,663	11,046	794,303
2.60%	–	25	–	–	25,117	224,447	6,780	320,744
2.65%	–	–	–	–	2,269	69,007	260	32,148
2.70%	–	–	–	–	11,440	118,479	3,818	261,810
2.75%	–	–	–	–	6,446	10,690	–	24,776
2.80%	–	71	–	–	1,475	61,118	–	18,528
2.85%	–	–	–	–	123	4,254	–	11,904
2.90%	–	–	–	–	4,222	33,227	4,304	63,312
2.95%	–	–	–	–	322	9,753	–	11,884
3.00%	–	–	–	–	–	21,747	–	–
3.05%	–	–	–	–	254	6,815	–	2,945
3.10%	–	–	–	–	843	10,170	–	14,490
3.15%	–	–	–	–	–	7,200	–	1,465
3.20%	–	–	–	–	43	–	–	–
3.25%	–	–	–	–	81	–	–	11,979

Totals	$826,658	108,584	42,082	403,941	3,720,879	11,951,933	2,432,390	37,764,517

	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMdCpGr2	NVITMidCap	NVITMyMkt	NVITSmCapGr
0.80%	$6,166	1,663	65	322	–	4,268	22,736	231
0.95%	9,044	3,562	–	–	4,205	1,421	619	–
1.05%	21,391	2,111	–	–	2,611	2,285	1,079	–
1.10%	59,701	8,023	–	–	21,058	2,211	14,321	–
1.15%	2,218,762	738,574	–	–	340,002	134,944	439,388	–
1.20%	57,100	2,207	–	–	2,558	1,917	714	–
1.25%	271,099	150,875	–	–	30,341	47,957	91,164	–
1.30%	559,168	160,671	35,035	146,359	2,716	745,999	2,587,599	114,580
1.35%	540,679	187,218	–	–	80,717	36,020	103,416	–
1.40%	596,951	213,508	12,036	58,709	52,377	304,002	1,583,288	34,215
1.45%	274,612	222,606	–	–	60,799	51,657	227,386	–
1.50%	283,923	142,332	–	–	57,223	21,538	123,321	–
1.55%	1,777,832	602,128	–	–	324,020	138,869	536,169	–
1.60%	126,128	49,570	–	–	14,934	20,254	48,816	–
1.65%	1,991,195	329,743	–	–	113,379	73,092	198,229	–
1.70%	243,443	54,421	–	–	35,383	16,412	44,249	–
1.75%	6,183,238	914,782	–	–	813,384	51,843	437,484	–
1.80%	632,584	478,269	–	–	108,505	63,755	405,669	–
1.85%	555,952	170,426	–	–	42,263	20,459	68,313	–
1.90%	549,123	151,797	–	–	14,891	5,550	33,586	–
1.95%	1,381,461	178,411	–	–	127,882	26,638	132,370	–
2.00%	1,543,871	588,123	–	–	314,284	43,150	268,870	–
2.05%	915,019	145,008	–	–	38,698	46,760	79,693	–
2.10%	723,726	111,283	–	–	62,270	13,015	71,966	–
2.15%	2,166,163	287,711	–	–	263,614	19,174	101,450	–
2.20%	447,425	97,456	–	–	58,256	10,542	72,890	–
2.25%	1,126,948	237,147	–	–	53,876	9,242	43,192	–
2.30%	387,884	34,760	–	–	15,685	7,229	47,981	–
2.35%	2,121,154	854,116	–	–	565,001	8,985	282,595	–
2.40%	358,711	72,057	–	–	64,995	4,081	29,107	–

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMdCpGr2	NVITMidCap	NVITMyMkt	NVITSmCapGr
2.45%	240,125	28,627	–	–	24,542	2,878	21,270	–
2.50%	160,373	18,356	–	–	6,223	1,188	10,796	–
2.55%	345,286	84,735	–	–	43,651	3,369	67,474	–
2.60%	159,921	24,912	–	–	30,082	41	14,375	–
2.65%	60,270	–	–	–	1,622	444	1,562	–
2.70%	118,394	61,077	–	–	13,077	3,143	7,953	–
2.75%	29,889	2,074	–	–	7,452	56	5,501	–
2.80%	46,606	7,505	–	–	1,076	291	2,236	–
2.85%	1,312	253	–	–	165	–	1,387	–
2.90%	56,415	7,118	–	–	4,535	676	1,635	–
2.95%	8,153	5,022	–	–	397	246	58	–
3.00%	39,857	1,204	–	–	–	–	–	–
3.05%	16,141	–	–	–	296	13	10	–
3.10%	13,716	–	–	–	974	–	–	–
3.15%	1,910	–	–	–	–	–	–	–
3.20%	–	–	–	–	50	–	–	–
3.25%	1,279	–	–	–	80	–	30	–

Totals	$29,430,100	7,431,441	47,136	205,390	3,820,149	1,945,614	8,231,947	149,026

	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund	NVITNWFund2	NVITNWLead3
0.80%	$–	6,624	–	13,776	–	36,896	–	569
0.95%	102	–	2,240	–	6,940	–	25	–
1.05%	–	–	1,008	–	3,762	–	67	–
1.10%	1,099	–	1,052	–	6,004	–	28,677	–
1.15%	53,940	–	93,331	–	214,628	–	471,361	–
1.20%	–	–	267	–	1,248	–	2,549	–
1.25%	10,566	–	37,616	–	64,223	–	30,966	–
1.30%	–	883,399	–	1,570,933	3,138	2,957,171	4,141	72,164
1.35%	6,118	–	26,427	–	77,251	–	100,640	–
1.40%	3,071	356,952	7,419	822,772	20,318	1,257,929	75,015	21,949
1.45%	14,337	–	32,112	–	68,865	–	78,854	–
1.50%	7,315	–	13,226	–	47,425	–	83,980	–
1.55%	50,224	–	110,189	–	165,912	–	424,412	–
1.60%	2,699	–	9,052	–	14,947	–	25,030	–
1.65%	13,655	–	27,086	–	74,913	–	130,139	–
1.70%	8,848	–	6,408	–	38,738	–	45,986	–
1.75%	23,849	–	43,010	–	178,451	–	1,159,138	–
1.80%	25,259	–	41,582	–	73,221	–	131,037	–
1.85%	5,838	–	15,206	–	23,376	–	52,502	–
1.90%	4,998	–	9,093	–	18,980	–	18,497	–
1.95%	10,120	–	11,811	–	31,808	–	175,152	–
2.00%	12,078	–	28,313	–	92,159	–	481,452	–
2.05%	5,414	–	9,962	–	20,111	–	39,985	–
2.10%	3,147	–	7,748	–	22,833	–	80,108	–
2.15%	2,809	–	3,565	–	38,224	–	361,694	–
2.20%	3,186	–	1,891	–	26,609	–	84,445	–
2.25%	2,611	–	4,527	–	2,757	–	56,145	–
2.30%	1,277	–	3,652	–	7,633	–	18,570	–
2.35%	1,258	–	434	–	127,226	–	935,811	–
2.40%	88	–	150	–	9,271	–	90,885	–
2.45%	61	–	5,152	–	3,559	–	27,236	–
2.50%	16	–	4	–	799	–	4,210	–
2.55%	120	–	197	–	11,914	–	75,216	–
2.60%	13	–	37	–	6,436	–	49,112	–
2.65%	85	–	–	–	1,171	–	2,440	–
2.70%	–	–	98	–	2,382	–	21,339	–
2.75%	–	–	–	–	994	–	11,160	–
2.80%	1,138	–	–	–	1,005	–	1,017	–
2.85%	–	–	–	–	40	–	208	–
2.90%	–	–	–	–	795	–	7,055	–
2.95%	–	–	–	–	–	–	759	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	5	–	407	–
3.10%	–	–	–	–	3	–	1,342	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	69	–
3.25%	–	–	–	–	32	–	157	–

Totals	$275,339	1,246,975	553,865	2,407,481	1,510,106	4,251,996	5,388,990	94,682

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITUSGro2	NVITUSGro3	NVITVKVal2	NVITMltSec	NBTAFasc	NBTAGro	NBTAGuard	NBTAInt
0.80%	$–	400	442	925	75	3,495	549	60
0.95%	76	–	436	6,580	772	–	–	70
1.05%	–	–	906	6,720	173	–	–	–
1.10%	303	–	23,213	1,929	1,075	–	–	21,935
1.15%	37,773	–	397,149	83,696	8,727	–	–	334,993
1.20%	–	–	1,937	6	60	–	–	1,733
1.25%	7,262	–	41,617	30,859	4,625	–	–	20,501
1.30%	–	51,969	111,746	180,090	2,835	1,608,033	152,883	37,073
1.35%	14,313	–	83,042	31,117	3,916	–	–	72,767
1.40%	3,248	30,603	95,454	116,719	4,006	340,967	79,507	75,973
1.45%	12,308	–	75,755	47,908	5,000	–	–	68,181
1.50%	16,107	–	141,923	15,163	3,351	–	–	54,981
1.55%	62,191	–	385,480	77,045	14,950	–	–	323,701
1.60%	4,919	–	28,983	10,615	2,762	–	–	17,172
1.65%	20,592	–	126,776	41,061	8,623	–	–	86,809
1.70%	3,651	–	77,509	14,557	2,329	–	–	33,511
1.75%	40,396	–	944,987	63,482	10,779	–	–	861,239
1.80%	29,869	–	136,370	40,510	2,930	–	–	95,461
1.85%	8,571	–	57,863	12,813	2,557	–	–	38,999
1.90%	6,174	–	29,857	6,089	2,208	–	–	9,480
1.95%	3,207	–	153,908	15,958	3,422	–	–	135,920
2.00%	8,864	–	387,942	20,500	4,463	–	–	342,463
2.05%	9,894	–	49,159	7,835	3,459	–	–	29,374
2.10%	6,828	–	84,203	6,965	1,816	–	–	62,717
2.15%	9,049	–	278,492	5,381	1,403	–	–	266,601
2.20%	10,171	–	83,444	1,685	2,066	–	–	58,365
2.25%	4,109	–	46,109	8,626	84	–	–	37,026
2.30%	2,359	–	30,034	2,400	435	–	–	17,667
2.35%	3,852	–	677,045	6,974	77	–	–	602,769
2.40%	2,020	–	69,165	97	464	–	–	65,250
2.45%	6,299	–	24,077	977	1	–	–	18,334
2.50%	7,175	–	8,475	32	175	–	–	3,061
2.55%	6,828	–	58,935	147	26	–	–	47,560
2.60%	506	–	34,659	520	–	–	–	30,956
2.65%	–	–	5,118	–	–	–	–	1,744
2.70%	373	–	14,759	681	–	–	–	14,121
2.75%	23	–	13,068	17	–	–	–	8,339
2.80%	21	–	2,199	150	7	–	–	633
2.85%	–	–	146	–	–	–	–	123
2.90%	–	–	5,927	–	–	–	–	4,996
2.95%	231	–	589	17	–	–	–	464
3.00%	–	–	253	–	–	–	–	–
3.05%	–	–	292	–	–	–	–	342
3.10%	–	–	966	–	–	–	–	1,149
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	45	–	–	–	–	61
3.25%	–	–	114	–	–	–	–	94

Totals	$349,562	82,972	4,790,568	866,846	99,651	1,952,495	232,939	3,904,768

	NBTAMCGrS	NBTAPart	NBTARegS	NBTSocRes	OppBal	OppCapApS	OppCapAp	OppBdFd
0.80%	$–	5,256	123	730	2,725	–	3,520	1,837
0.95%	1,992	–	–	11,914	–	1,203	–	–
1.05%	3,547	–	–	6,980	–	1,450	–	–
1.10%	216	–	5,244	39,372	–	2,688	–	–
1.15%	23,402	–	31,298	558,192	–	150,977	–	–
1.20%	–	–	35	2,816	–	2,184	–	–
1.25%	11,937	–	5,165	33,848	–	55,210	–	–
1.30%	102	1,579,790	13,765	96,445	1,142,300	1,097	932,734	866,840
1.35%	–	–	15,074	122,345	–	32,633	–	–
1.40%	2,017	1,050,593	9,248	120,959	618,319	14,870	339,400	599,435
1.45%	10,936	–	11,793	104,165	–	66,371	–	–
1.50%	3,785	–	4,186	97,706	–	35,139	–	–
1.55%	27,576	–	43,745	508,770	–	156,135	–	–
1.60%	4,182	–	1,942	27,155	–	13,227	–	–
1.65%	12,541	–	11,617	172,172	–	76,687	–	–
1.70%	5,582	–	2,121	54,026	–	16,218	–	–
1.75%	6,294	–	29,853	1,408,173	–	97,614	–	–
1.80%	14,054	–	17,781	161,719	–	77,270	–	–
1.85%	5,828	–	5,171	60,095	–	32,614	–	–
1.90%	2,921	–	2,304	23,829	–	11,456	–	–

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBTAMCGrS	NBTAPart	NBTARegS	NBTSocRes	OppBal	OppCapApS	OppCapAp	OppBdFd
1.95%	3,307	–	9,155	207,749	–	24,089	–	–
2.00%	1,719	–	12,626	570,672	–	34,912	–	–
2.05%	4,643	–	2,748	58,115	–	46,318	–	–
2.10%	1,124	–	1,656	95,329	–	16,772	–	–
2.15%	1,790	–	12,281	428,935	–	28,450	–	–
2.20%	2,875	–	1,479	111,005	–	17,472	–	–
2.25%	1,037	–	1,700	69,241	–	17,407	–	–
2.30%	1,202	–	1,150	28,669	–	4,488	–	–
2.35%	133	–	2,517	1,080,559	–	18,028	–	–
2.40%	140	–	1,828	116,090	–	4,523	–	–
2.45%	325	–	2,016	32,310	–	3,778	–	–
2.50%	256	–	150	7,925	–	4,186	–	–
2.55%	–	–	2,215	87,442	–	1,610	–	–
2.60%	–	–	–	57,289	–	2,360	–	–
2.65%	–	–	–	3,190	–	53	–	–
2.70%	–	–	52	24,645	–	140	–	–
2.75%	–	–	–	13,481	–	13	–	–
2.80%	81	–	16	1,375	–	53	–	–
2.85%	–	–	–	228	–	–	–	–
2.90%	–	–	–	8,182	–	280	–	–
2.95%	–	–	10	710	–	56	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	479	–	–	–	–
3.10%	–	–	–	1,585	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	82	–	–	–	–
3.25%	–	–	–	174	–	–	–	–

Totals	$155,544	2,635,639	262,064	6,616,872	1,763,344	1,070,031	1,275,654	1,468,112

	OppGlSec3	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc4	OppHighInc	OppHighIncS
0.80%	$2,032	–	2,495	–	23	–	59	–
0.95%	–	12,955	–	10	–	96	–	3,831
1.05%	–	11,278	–	278	–	72	–	3,303
1.10%	–	7,402	–	640	–	13	–	952
1.15%	–	298,542	–	49,299	–	10,850	–	64,555
1.20%	–	1,867	–	1,145	–	–	–	1,157
1.25%	–	71,365	–	52,599	–	2,699	–	24,369
1.30%	1,271,680	2,292	2,348,262	3,579	2,211	–	8,926	–
1.35%	–	125,954	–	–	–	3,575	–	19,989
1.40%	338,798	33,983	1,378,703	11,445	1,577	634	1,949	27,127
1.45%	–	106,938	–	21,392	–	11,514	–	56,094
1.50%	–	50,547	–	12,413	–	1,539	–	11,665
1.55%	–	216,117	–	53,051	–	13,815	–	106,033
1.60%	–	18,566	–	3,155	–	961	–	7,287
1.65%	–	121,548	–	26,450	–	6,545	–	33,546
1.70%	–	16,750	–	6,117	–	141	–	10,103
1.75%	–	144,283	–	13,466	–	8,457	–	37,659
1.80%	–	83,264	–	33,563	–	3,982	–	62,021
1.85%	–	33,787	–	11,808	–	1,003	–	13,430
1.90%	–	7,240	–	5,865	–	569	–	4,869
1.95%	–	28,855	–	2,287	–	475	–	3,602
2.00%	–	41,691	–	1,314	–	4,338	–	25,788
2.05%	–	11,017	–	4,972	–	354	–	6,459
2.10%	–	24,347	–	6,775	–	344	–	13,860
2.15%	–	13,037	–	1,920	–	294	–	2,515
2.20%	–	23,099	–	–	–	451	–	11,990
2.25%	–	2,771	–	190	–	112	–	1,656
2.30%	–	5,523	–	325	–	46	–	504
2.35%	–	3,115	–	–	–	16	–	799
2.40%	–	2,849	–	–	–	–	–	–
2.45%	–	222	–	–	–	827	–	3,554
2.50%	–	768	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	13	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	171	–	–	–	–	–	163
2.75%	–	–	–	–	–	15	–	14
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppGlSec3	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc4	OppHighInc	OppHighIncS
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,612,510	1,522,156	3,729,460	324,058	3,811	73,737	10,934	558,894

	OppMStSCap	OppMStSCapS	OppMSt	OppMStS	OppMidCap	PioVSmCapV	PVTGroInc	PVTIntlEq
0.80%	$60	–	369	–	1,011	–	–	–
0.95%	–	2,111	–	2,336	–	7,186	–	–
1.05%	–	3,250	–	1,136	–	6,170	264	–
1.10%	–	9,977	–	28,609	–	–	654	–
1.15%	–	177,870	–	479,985	–	–	18,186	3,313
1.20%	–	695	–	3,679	–	–	–	–
1.25%	–	25,692	–	60,213	–	–	4,794	1,571
1.30%	35,557	934	284,481	4,014	192,970	–	–	–
1.35%	–	57,008	–	112,027	–	–	2,592	–
1.40%	13,439	27,068	95,478	78,167	46,196	–	459	1,585
1.45%	–	50,796	–	106,807	–	–	3,845	1,287
1.50%	–	41,335	–	110,665	–	–	3,972	2,730
1.55%	–	201,535	–	487,639	–	–	19,577	4,916
1.60%	–	16,457	–	32,251	–	–	2,050	81
1.65%	–	57,276	–	167,004	–	–	20,076	2,120
1.70%	–	20,403	–	69,378	–	–	2,060	1,425
1.75%	–	311,239	–	1,097,362	–	–	8,731	1,186
1.80%	–	94,938	–	188,800	–	–	7,983	2,631
1.85%	–	24,814	–	62,698	–	–	2,845	793
1.90%	–	7,901	–	23,547	–	–	1,179	95
1.95%	–	53,265	–	166,447	–	–	1,580	–
2.00%	–	125,499	–	471,634	–	–	4,461	215
2.05%	–	13,175	–	62,755	–	–	5,618	812
2.10%	–	55,308	–	85,612	–	–	3,650	113
2.15%	–	89,649	–	348,923	–	–	5,611	–
2.20%	–	42,079	–	87,991	–	–	562	–
2.25%	–	14,291	–	64,039	–	–	4,536	–
2.30%	–	12,083	–	22,719	–	–	662	–
2.35%	–	198,423	–	864,113	–	–	1,514	–
2.40%	–	21,186	–	86,191	–	–	561	531
2.45%	–	6,686	–	29,264	–	–	347	–
2.50%	–	1,001	–	5,739	–	–	796	–
2.55%	–	16,309	–	70,115	–	–	–	–
2.60%	–	10,338	–	47,926	–	–	536	–
2.65%	–	885	–	2,943	–	–	–	–
2.70%	–	4,654	–	21,997	–	–	–	–
2.75%	–	2,489	–	11,481	–	–	18	–
2.80%	–	237	–	1,569	–	–	133	–
2.85%	–	40	–	1,352	–	–	–	–
2.90%	–	1,621	–	6,229	–	–	–	–
2.95%	–	129	–	515	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	107	–	334	–	–	–	–
3.10%	–	360	–	1,097	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	18	–	56	–	–	–	–
3.25%	–	29	–	140	–	–	–	–

Totals	$49,056	1,801,160	380,328	5,577,498	240,177	13,356	129,852	25,404

	PVTVoygr	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBdR1	VEWrldBd	VEWrldEMktR1
0.80%	$–	399	1,121	13	3,154	83	69	2,904
0.95%	59	12	254	62	–	–	–	–
1.05%	–	74	576	69	–	–	–	–
1.10%	–	8,664	4,172	801	–	–	–	–
1.15%	4,210	153,486	101,584	28,528	–	–	–	–
1.20%	–	649	378	169	–	–	–	–
1.25%	4,135	8,255	12,958	2,650	–	–	–	–
1.30%	–	40,033	99,115	16,051	783,311	66,064	190,160	310,552

(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	PVTVoygr	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBdR1	VEWrldBd	VEWrldEMktR1
1.35%	712	34,704	56,589	4,766	–	–	–	–
1.40%	105	50,947	57,536	7,309	257,635	44,559	80,915	101,197
1.45%	1,409	42,991	66,590	12,295	–	–	–	–
1.50%	1,300	31,669	26,800	5,873	–	–	–	–
1.55%	5,756	169,440	132,456	23,567	–	–	–	–
1.60%	268	8,445	11,620	2,067	–	–	–	–
1.65%	4,195	36,331	47,232	21,126	–	–	–	–
1.70%	689	19,482	10,273	3,007	–	–	–	–
1.75%	1,493	317,426	145,843	44,848	–	–	–	–
1.80%	1,748	45,882	120,761	10,325	–	–	–	–
1.85%	1,590	26,994	30,074	2,313	–	–	–	–
1.90%	432	4,807	1,101	595	–	–	–	–
1.95%	323	50,269	25,227	5,580	–	–	–	–
2.00%	2,110	130,893	28,410	16,452	–	–	–	–
2.05%	3,373	14,979	7,282	7,525	–	–	–	–
2.10%	245	28,633	22,597	8,524	–	–	–	–
2.15%	603	110,102	26,542	9,686	–	–	–	–
2.20%	715	32,077	25,341	3,717	–	–	–	–
2.25%	1,621	16,475	9,065	4,099	–	–	–	–
2.30%	949	8,219	5,113	197	–	–	–	–
2.35%	1,042	212,277	20,205	8,639	–	–	–	–
2.40%	1,377	27,016	6,120	1,796	–	–	–	–
2.45%	352	8,970	1,993	1,620	–	–	–	–
2.50%	535	1,302	578	77	–	–	–	–
2.55%	53	16,709	363	690	–	–	–	–
2.60%	496	11,033	133	124	–	–	–	–
2.65%	–	867	789	83	–	–	–	–
2.70%	245	5,879	962	200	–	–	–	–
2.75%	11	2,469	–	–	–	–	–	–
2.80%	131	375	370	145	–	–	–	–
2.85%	–	86	–	–	–	–	–	–
2.90%	–	1,751	–	614	–	–	–	–
2.95%	–	145	73	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	110	–	–	–	–	–	–
3.10%	–	362	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	19	–	–	–	–	–	–
3.25%	–	28	–	–	–	–	–	–

Totals	$42,282	1,681,735	1,108,196	256,202	1,044,100	110,706	271,144	414,653

	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUEmMkt2	VKUUSRE
0.80%	$1,733	1,597	3,615	2	–	132	–	9,641
0.95%	–	–	–	–	4,459	–	–	–
1.05%	–	–	–	–	2,717	–	–	–
1.10%	–	–	–	–	19,437	–	350	–
1.15%	–	–	–	–	268,721	–	5,109	–
1.20%	–	–	–	–	2,186	–	–	–
1.25%	–	–	–	–	24,352	–	4,324	–
1.30%	390,912	375,644	509,530	25,173	3,599	76,620	–	1,642,258
1.35%	–	–	–	–	61,459	–	–	–
1.40%	192,775	146,960	191,146	9,476	50,144	33,704	261	828,387
1.45%	–	–	–	–	64,296	–	2,855	–
1.50%	–	–	–	–	72,861	–	4,944	–
1.55%	–	–	–	–	255,713	–	5,033	–
1.60%	–	–	–	–	15,546	–	264	–
1.65%	–	–	–	–	85,979	–	917	–
1.70%	–	–	–	–	41,173	–	706	–
1.75%	–	–	–	–	707,916	–	752	–
1.80%	–	–	–	–	91,172	–	1,906	–
1.85%	–	–	–	–	37,183	–	1,369	–
1.90%	–	–	–	–	13,179	–	589	–
1.95%	–	–	–	–	101,734	–	230	–
2.00%	–	–	–	–	345,600	–	1	–
2.05%	–	–	–	–	29,841	–	586	–
2.10%	–	–	–	–	44,926	–	1,770	–
2.15%	–	–	–	–	210,070	–	715	–
2.20%	–	–	–	–	66,945	–	–	–
2.25%	–	–	–	–	53,162	–	–	–
2.30%	–	–	–	–	17,196	–	–	–

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUEmMkt2	VKUUSRE
2.35%	–	–	–	–	695,753	–	–	–
2.40%	–	–	–	–	56,917	–	–	–
2.45%	–	–	–	–	23,022	–	–	–
2.50%	–	–	–	–	2,362	–	–	–
2.55%	–	–	–	–	52,919	–	–	–
2.60%	–	–	–	–	38,294	–	–	–
2.65%	–	–	–	–	1,886	–	–	–
2.70%	–	–	–	–	14,156	–	–	–
2.75%	–	–	–	–	7,905	–	–	–
2.80%	–	–	–	–	735	–	–	–
2.85%	–	–	–	–	237	–	–	–
2.90%	–	–	–	–	4,445	–	–	–
2.95%	–	–	–	–	260	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	180	–	–	–
3.10%	–	–	–	–	487	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	25	–	–	–
3.25%	–	–	–	–	106	–	–	–

Totals	$585,420	524,201	704,291	34,651	3,591,255	110,456	32,681	2,480,286

	VKUUSRE2	VicDivrStk	WFVDisc	WFVLgCoGro	WFVMMrkt	WFVOpp	WFVSmMdCV	WFTotRetBd
0.80%	$–	–	780	–	–	4,661	–	–
0.95%	10,092	–	–	–	–	–	–	–
1.05%	4,647	–	–	–	–	–	–	–
1.10%	6,619	–	–	–	–	–	–	–
1.15%	314,340	1,556	–	–	96	–	–	259
1.20%	841	–	–	–	–	–	–	–
1.25%	60,625	5,631	–	–	–	–	1	–
1.30%	1,346	–	686,872	–	–	3,213,823	–	–
1.35%	90,452	1,839	–	–	–	–	–	–
1.40%	24,413	–	268,259	14	158	1,112,019	–	–
1.45%	83,806	–	–	–	–	–	–	–
1.50%	49,400	1,382	–	–	–	–	–	–
1.55%	349,284	60	–	–	–	–	–	–
1.60%	19,879	616	–	–	–	–	–	–
1.65%	108,800	379	–	–	–	–	–	–
1.70%	23,712	182	–	–	–	–	–	–
1.75%	123,577	55	–	102	7	–	–	–
1.80%	139,538	860	–	–	–	–	–	–
1.85%	46,251	371	–	–	–	–	–	–
1.90%	17,643	–	–	376	–	–	–	–
1.95%	26,646	574	–	–	–	–	–	–
2.00%	53,000	–	–	253	–	–	–	–
2.05%	26,518	–	–	–	–	–	–	–
2.10%	39,856	1,035	–	776	–	–	–	–
2.15%	11,439	–	–	–	–	–	–	–
2.20%	22,795	–	–	1,408	–	–	–	–
2.25%	4,275	–	–	–	–	–	–	–
2.30%	4,931	–	–	–	–	–	–	–
2.35%	980	–	–	–	–	–	–	–
2.40%	1,588	–	–	–	–	–	–	–
2.45%	22,274	–	–	–	–	–	–	–
2.50%	503	–	–	–	–	–	–	–
2.55%	2,206	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	276	–	–	–	–	–	–	–
2.70%	166	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	806	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,693,524	14,540	955,911	2,929	261	4,330,503	1	259

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $276,423,047 and $258,453,443, respectively, and total transfers from the Account to the fixed account were $100,675,280 and $98,329,606, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $27,519,597 and $19,726,148 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,508,866 and $1,024,406 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits made to All American Gold, Achiever, Future Venue, Elite Venue and Choice Venue II contracts, the Company contributed $5,763,519 and $4,208,817 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Value Fund – Series II
2007	0.80% to 2.95%	2,902,901	$10.74	to 15.16	$50,651,888	0.35%	0.55% to	-1.64%
2006	0.95% to 2.95%	3,021,464	14.14	to 15.42	52,769,013	0.12%	11.87% to	9.62%
2005	0.95% to 2.95%	3,126,816	12.64	to 14.06	49,174,442	0.00%	4.43% to	2.33%
2004	0.95% to 2.80%	2,372,812	12.11	to 13.78	35,865,728	0.00%	9.79% to	7.74%
2003	0.95% to 2.80%	725,730	11.03	to 12.79	9,990,108	0.00%	10.28% to	27.90%	(a) (b)
AIM VIF – Capital Appreciation Fund – Series II
2007	0.80% to 2.95%	1,044,738	10.99	to 14.72	17,629,535	0.00%	10.83% to	8.42%
2006	0.80% to 2.95%	936,992	9.91	to 13.58	14,402,186	0.00%	-0.88% to	2.94%	(a)
2005	0.95% to 2.95%	783,186	12.18	to 13.19	11,580,313	0.00%	7.55% to	5.38%
2004	0.95% to 2.85%	995,122	11.33	to 12.54	13,783,771	0.00%	5.32% to	3.30%
2003	0.95% to 2.80%	208,483	10.76	to 12.14	2,749,979	0.00%	7.56% to	21.42%	(a) (b)
AIM VIF – Capital Development Fund – Series II
2007	0.80% to 3.00%	1,288,902	11.09	to 18.24	27,002,291	0.00%	9.66% to	7.21%
2006	0.80% to 3.00%	1,088,041	10.12	to 17.01	20,992,339	0.00%	1.15% to	12.78%	(a)
2005	0.95% to 3.00%	938,234	13.62	to 15.09	15,894,114	0.00%	8.23% to	6.00%
2004	0.95% to 2.70%	681,736	12.59	to 15.48	10,765,387	0.00%	14.17% to	12.16%
2003	1.15% to 2.65%	156,782	14.00	to 13.81	2,180,408	0.00%	39.96% to	38.10%	(a) (b)
Alger American Balanced Portfolio – Class S Shares
2007	0.95% to 1.45%	23,143	13.77	to 13.47	317,270	0.00%	13.39% to	12.82%
2006	0.95% to 1.45%	19,445	12.14	to 11.94	235,534	0.81%	3.47% to	2.95%
2005	0.95% to 1.45%	37,454	11.73	to 11.60	439,160	1.78%	7.13% to	6.59%
2004	0.95% to 1.45%	11,877	10.95	to 10.88	129,991	1.97%	3.28% to	2.76%
Alger American Mid Cap Growth Portfolio – Class S Shares
2007	0.95% to 1.80%	52,160	18.48	to 17.80	958,371	0.00%	30.02% to	28.90%
2006	0.95% to 1.80%	42,969	14.21	to 13.81	608,077	0.00%	8.84% to	7.91%
2005	0.95% to 1.80%	31,739	13.06	to 12.80	413,029	0.00%	8.50% to	7.57%
2004	0.95% to 1.45%	17,910	12.03	to 11.95	215,064	0.00%	11.69% to	11.13%
2003	0.95%	2,204	10.77		23,746	0.00%	7.74%		(a) (b)
AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	0.95% to 2.90%	1,095,470	15.18	to 15.45	19,731,218	1.22%	3.86% to	1.80%
2006	0.95% to 2.90%	1,318,088	14.62	to 15.18	23,041,761	1.14%	15.88% to	13.60%
2005	0.95% to 2.90%	1,458,592	12.61	to 13.36	22,196,589	1.24%	3.60% to	1.57%
2004	0.95% to 2.90%	1,632,039	12.17	to 13.15	24,059,143	0.88%	10.17% to	8.00%
2003	0.95% to 2.90%	1,055,483	11.05	to 12.18	14,215,858	0.14%	10.51% to	21.78%	(a) (b)
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	0.95% to 2.40%	394,975	16.31	to 19.59	7,812,720	0.80%	0.56% to	-0.92%
2006	0.95% to 2.40%	436,802	16.22	to 19.77	8,743,128	0.23%	13.12% to	11.47%
2005	0.95% to 2.40%	472,597	14.34	to 17.73	8,416,951	0.55%	5.62% to	4.08%
2004	0.95% to 2.70%	497,373	13.58	to 16.94	8,511,826	0.09%	17.94% to	15.86%
2003	1.10% to 2.70%	282,978	14.83	to 14.62	4,130,159	0.05%	48.33% to	46.22%	(a) (b)
American Century VP – Balanced Fund – Class I
2007	0.80% to 1.40%	2,885,081	20.65	to 22.39	68,694,053	2.18%	4.09% to	3.46%
2006	0.80% to 1.40%	3,544,356	19.84	to 21.64	81,354,666	1.99%	8.74% to	8.09%
2005	0.80% to 1.40%	4,467,709	18.24	to 20.02	94,404,446	1.89%	4.10% to	3.47%
2004	0.80% to 1.40%	5,476,571	17.53	to 19.35	111,421,119	1.68%	8.90% to	8.24%
2003	0.80% to 1.40%	6,309,606	16.09	to 17.88	118,238,558	2.53%	18.50% to	17.79%

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Capital Appreciation Fund – Class I
2007	0.80% to 1.40%	3,530,839	$22.34 to 26.89	$159,958,937	0.00%	44.63% to 43.75%
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%

American Century VP – Income & Growth Fund – Class I
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
2006	0.80% to 1.40%	2,937,946	14.22 to 13.49	39,889,470	1.85%	16.15% to 15.45%
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%

American Century VP – Income & Growth Fund – Class II
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
2005	0.95% to 2.85%	974,803	12.97 to 11.33	14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century VP – Inflation Protection Fund – Class II
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century VP – International Fund – Class I
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%

American Century VP – International Fund – Class II
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century VP – International Fund – Class III
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%

American Century VP – International Fund – Class IV
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century VP – Mid Cap Value Fund – Class I
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	(a) (b)

American Century VP – Mid Cap Value Fund – Class II
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century VP – Ultra® Fund – Class I
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Ultra ® Fund – Class II
2007	0.95% to 2.90%	1,079,627	$13.53	to	13.65	$17,056,680	0.00%	19.69% to	17.32%
2006	0.95% to 2.90%	1,132,582	11.31	to	11.64	15,069,024	0.00%	-4.30% to	-6.18%
2005	0.95% to 2.90%	1,111,532	11.82	to	12.40	15,585,166	0.00%	1.01% to	-0.97%
2004	0.95% to 2.85%	833,172	11.70	to	12.54	11,612,690	0.00%	9.54% to	7.44%
2003	1.15% to 2.75%	251,964	13.07	to	11.68	3,176,173	0.00%	30.66% to	16.77%	(a) (b)
American Century VP – Value Fund – Class I
2007	0.80% to 1.40%	4,831,480	24.70	to	23.10	112,542,386	1.78%	-5.90% to	-6.47%
2006	0.80% to 1.40%	6,165,160	26.25	to	24.70	153,403,265	1.35%	17.71% to	17.00%
2005	0.80% to 1.40%	7,260,905	22.30	to	21.11	154,247,554	0.93%	4.20% to	3.57%
2004	0.80% to 1.40%	8,834,706	21.40	to	20.39	181,034,811	1.06%	13.42% to	12.73%
2003	0.80% to 1.40%	9,070,068	18.87	to	18.08	164,712,767	1.01%	27.93% to	27.15%
American Century VP – Value Fund – Class II
2007	0.95% to 2.95%	5,881,576	14.49	to	14.65	99,951,941	1.51%	-6.21% to	-8.12%
2006	0.95% to 2.95%	5,699,037	15.45	to	15.95	104,054,486	1.05%	17.34% to	14.98%
2005	0.95% to 2.95%	4,664,738	13.16	to	13.87	73,014,202	0.59%	3.86% to	1.77%
2004	0.95% to 2.80%	2,735,693	12.67	to	13.66	41,571,673	0.53%	13.09% to	10.98%
2003	1.10% to 2.80%	875,072	13.63	to	12.31	11,835,842	0.00%	36.27% to	23.13%	(a) (b)
American Century VP – Vista SM Fund – Class I
2007	0.80% to 1.40%	951,361	13.28	to	13.14	12,519,496	0.00%	38.65% to	37.81%
2006	1.30% to 1.40%	15,762	9.54	to	9.54	150,403	0.00%	-4.56% to	-4.63%	(a) (b)
American Century VP – Vista SM Fund – Class II
2007	0.95% to 2.80%	2,291,468	12.42	to	16.13	37,937,432	0.00%	24.25% to	35.61%	(a)
2006	1.10% to 2.90%	242,388	12.25	to	11.88	2,936,912	0.00%	7.68% to	5.73%
2005	1.10% to 2.90%	106,490	11.37	to	11.23	1,205,764	0.00%	13.72% to	12.35%	(a) (b)
American Funds IS – Growth Fund – Class 1
2007	1.30%	204,499	85.98			17,582,665	0.98%	11.17%
2006	1.30%	243,531	77.34			18,835,011	0.92%	9.05%
2005	1.30%	304,890	70.93			21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68			20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43			20,233,757	0.37%	35.36%
American Funds IS – High-Income Bond Fund – Class 1
2007	1.30%	35,586	40.66			1,446,977	10.75%	0.29%
2006	1.30%	35,506	40.54			1,439,550	4.68%	9.45%
2005	1.30%	51,290	37.04			1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63			2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79			2,697,763	10.29%	28.10%
American Funds IS – U.S. Government/AAA-Rated Securities Fund – Class 1
2007	1.30%	49,215	29.52			1,452,853	7.14%	5.43%
2006	1.30%	62,699	28.00			1,755,517	3.68%	2.60%
2005	1.30%	88,729	27.29			2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92			2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33			2,920,820	3.56%	1.18%
Charles Schwab Money Market Portfolio
2007	0.95% to 1.85%	2,030,093	10.92	to	10.50	22,118,985	4.51%	3.74% to	2.79%
2006	0.95% to 1.85%	1,650,023	10.53	to	10.21	17,343,382	4.15%	3.61% to	2.67%
2005	0.95% to 1.90%	1,114,003	10.16	to	9.94	11,301,111	3.00%	1.77% to	0.80%
2004	0.95% to 1.85%	438,727	9.98	to	9.86	4,373,727	0.96%	-0.06% to	-0.96%
2003	0.95% to 1.45%	245,954	9.99	to	9.97	2,456,759	0.09%	-0.11% to	-0.27%	(a) (b)
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.80% to 1.40%	219,613	15.39	to	14.39	3,186,083	0.00%	-4.73% to	-5.31%
2006	0.80% to 1.40%	285,608	16.15	to	15.20	4,372,655	0.00%	12.30% to	11.62%
2005	0.80% to 1.40%	377,164	14.38	to	13.62	5,168,448	0.00%	15.22% to	14.52%
2004	0.80% to 1.40%	509,005	12.48	to	11.89	6,084,949	0.00%	17.05% to	16.34%
2003	0.80% to 1.40%	665,511	10.67	to	10.22	6,834,165	0.00%	46.48% to	45.59%

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – International Focus Portfolio
2007	0.80% to 1.40%	2,123,568	$18.72 to 17.89	$38,252,943	1.05%	15.66% to 14.96%
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
Dreyfus Stock Index Fund, Inc. – Service Shares
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to19.47%
Dreyfus VIF – Appreciation Portfolio – Service Shares
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)
Dreyfus VIF – Developing Leaders Portfolio – Service Shares
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to-13.42%
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
2005	0.95% to 2.40%	339,465	12.34 to 15.26	5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
Federated IS – American Leaders Fund II – Service Shares
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to-12.36%
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Capital Appreciation Fund II – Service Shares
2007	0.95% to 3.15%	192,944	$14.57 to 14.35	$3,164,519	0.55%	8.59% to 6.17%
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)
Federated IS – Market Opportunity Fund II – Service Shares
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	(a) (b)
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
Federated IS – Quality Bond Fund II – Service Shares
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
2006	0.95% to 2.95%	4,875,943	10.81 to 9.88	51,727,060	3.80%	2.94% to 0.86%
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	(a)
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
Fidelity® VIP – Growth Portfolio – Service Class 2
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	(a)
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
Fidelity® VIP – High Income Portfolio – Initial Class R
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	(a) (b)
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.80% to 1.40%	4,559,645	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – Overseas Portfolio – Initial Class R
2007	0.80% to 1.40%	3,885,215	$20.03 to 19.35	$75,531,894	3.35%	16.41% to 15.70%
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
2005	0.80% to 1.40%	4,309,892	14.69 to 14.37	62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%

Fidelity® VIP – Overseas Portfolio – Service Class 2
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	(a)
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
2006	0.80% to 1.40%	21,578,263	32.72 to 33.18	721,451,899	1.27%	10.83% to 10.16%
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	(a)
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	(a)
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	(a) (b)

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	0.95% to 3.10%	8,968,155	$ 10.66 to 23.16	$228,696,376	0.50%	6.62% to 11.74%	(a)
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	(a)
2005	1.10% to 2.75%	1,080,443	13.42 to 13.27	14,439,718	0.70%	34.16% to 32.67%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
2006	1.30% to 1.40%	162,866	10.51 to 10.51	1,711,515	3.28%	5.13% to 5.05%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
2006	1.30% to 1.40%	138,522	10.53 to 10.53	1,458,810	2.86%	5.33% to 5.25%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
2006	0.80% to 1.40%	85,450	10.59 to 10.55	901,603	2.10%	5.88% to 5.46%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)

First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	(a)
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.95% to 2.25%	462,809	$ 20.06 to 22.86	$10,928,425	1.98%	14.35% to 12.85%
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	(a)
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	(a) (b)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	(a)
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
2006	0.80% to 1.40%	411,359	12.29 to 11.94	4,935,597	0.00%	7.08% to 6.43%
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.80% to 1.40%	733,774	5.09to4.86	3,581,793	0.31%	20.72% to 19.99%
2006	0.80% to 1.40%	957,855	4.22to4.05	3,893,993	0.00%	6.97% to 6.32%
2005	0.80% to 1.40%	1,331,430	3.94to3.81	5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56to3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57to3.49	9,122,989	0.00%	45.30% to 44.43%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.80% to 2.60%	321,741	10.00to16.66	5,521,409	0.50%	-0.03% to 3.36%	(a)
2006	0.95% to 2.50%	237,661	15.64to16.18	3,888,158	0.15%	9.72% to 8.01%
2005	0.95% to 2.50%	177,552	14.26to14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98to13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21to12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.80% to	3.25%	7,719,861	$29.56	to	25.27	$212,963,970	0.45%	27.04% to	23.89%
2006	0.80% to	3.25%	6,010,855	23.27	to	20.40	131,707,793	1.95%	45.53% to	41.94%
2005	0.80% to	2.20%	1,666,749	15.99	to	14.63	25,822,972	1.10%	30.96% to	29.12%
2004	0.80% to	2.20%	995,810	12.21	to	11.33	11,887,853	0.91%	17.76% to	13.29%	(b)
2003	0.80% to	1.40%	739,921	10.37	to	10.26	7,601,917	1.03%	33.47% to	32.66%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.80% to	2.15%	879,729	16.81	to	38.58	16,732,189	0.44%	26.99% to	25.25%
2006	0.80% to	2.15%	1,090,672	13.24	to	30.80	16,201,270	1.82%	45.46% to	43.49%
2005	0.80% to	2.45%	1,379,274	9.10	to	21.28	14,034,749	0.98%	30.89% to	28.72%
2004	0.80% to	2.45%	1,822,897	6.95	to	16.53	14,029,437	0.77%	17.74% to	15.78%
2003	0.80% to	2.15%	2,390,414	5.90	to	14.32	15,852,117	0.84%	33.46% to	43.16%	(b)

JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	0.80% to	1.40%	934,069	14.58	to	14.26	13,355,230	0.93%	1.63% to	1.01%
2006	0.80% to	1.40%	1,328,877	14.35	to	14.12	18,795,204	0.59%	15.91% to	15.21%
2005	0.80% to	1.40%	2,326,240	12.38	to	12.25	28,535,450	0.22%	8.34% to	7.69%
2004	0.80% to	1.40%	837,806	11.42	to	11.38	9,536,123	0.00%	14.23% to	13.78%	(a) (b)

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.80% to	3.25%	38,220,042	15.25	to	9.66	424,912,124	3.23%	3.93% to	1.35%
2006	0.80% to	3.25%	19,400,879	14.68	to	9.53	224,892,310	3.51%	3.37% to	0.82%
2005	0.80% to	2.75%	8,471,408	14.20	to	9.59	116,762,312	2.78%	0.63% to	-1.34%
2004	0.80% to	2.75%	8,511,968	14.11	to	9.72	125,688,679	3.65%	-0.03% to	-1.99%
2003	0.80% to	2.60%	7,936,054	14.11	to	10.21	129,353,531	4.54%	1.60% to	-0.34%	(b)
MFS VIT – Investors Growth Stock Series – Service Class
2007	0.95% to	3.15%	1,427,758	13.57	to	13.50	22,610,416	0.09%	9.96% to	7.51%
2006	0.95% to	3.15%	1,642,788	12.34	to	12.55	23,833,223	0.00%	6.29% to	3.93%
2005	0.95% to	3.15%	1,866,912	11.61	to	12.08	25,659,631	0.14%	3.24% to	0.95%
2004	1.10% to	3.15%	1,330,865	13.65	to	11.97	17,804,034	0.00%	7.79% to	5.55%
2003	1.15% to	2.80%	430,072	12.66	to	11.36	5,365,390	0.00%	26.62% to	13.64%	(a) (b)

MFS VIT – Value Series – Service Class
2007	0.80% to	3.15%	4,556,477	11.85	to	16.86	87,844,770	0.73%	6.73% to	4.19%
2006	0.80% to	3.15%	3,466,377	11.10	to	16.18	63,110,866	0.70%	11.02% to	16.72%	(a)
2005	1.10% to	3.15%	1,732,243	15.74	to	13.86	26,565,220	0.77%	5.30% to	3.12%
2004	1.10% to	3.15%	871,754	14.94	to	13.44	12,731,984	0.38%	13.56% to	11.21%
2003	1.10% to	2.75%	318,844	13.16	to	12.12	4,095,704	0.01%	31.60% to	21.20%	(a) (b)

MTB Large-Cap Growth Fund II
2007	1.15% to	2.35%	90,603	12.39	to	11.85	1,130,341	0.38%	7.89% to	6.58%
2006	1.15% to	2.35%	91,381	11.48	to	11.12	1,057,960	0.54%	9.08% to	7.76%
2005	1.15% to	2.35%	87,319	10.53	to	10.32	928,731	0.45%	0.85% to	-0.37%
2004	1.15% to	2.35%	58,138	10.44	to	10.36	611,643	0.75%	4.37% to	3.58%	(a) (b)

MTB Large-Cap Value Fund II
2007	1.15% to	2.35%	111,241	14.39	to	13.77	1,613,063	1.08%	0.39% to	-0.83%
2006	1.15% to	2.35%	100,046	14.34	to	13.89	1,450,895	1.01%	16.26% to	14.85%
2005	1.15% to	2.35%	82,930	12.33	to	12.09	1,038,567	0.97%	9.02% to	7.70%
2004	1.15% to	2.35%	50,546	11.31	to	11.23	579,510	1.08%	13.12% to	12.26%	(a) (b)

MTB Managed Allocation Fund – Aggressive Growth II
2007	1.15% to	1.85%	33,329	12.97	to	12.73	429,215	1.38%	6.46% to	5.70%
2006	1.15% to	1.85%	27,147	12.19	to	12.04	329,302	3.32%	13.51% to	12.71%
2005	1.35% to	1.75%	11,254	10.72	to	10.69	120,559	1.08%	7.21% to	6.92%	(a) (b)

MTB Managed Allocation Fund – Conservative Growth II
2007	1.15% to	1.75%	8,194	11.26	to	11.08	92,000	2.66%	3.94% to	3.30%
2006	1.15% to	1.75%	8,142	10.83	to	10.72	88,038	3.85%	5.73% to	5.09%
2005	1.25% to	1.75%	3,652	10.24	to	10.20	37,354	3.18%	2.39% to	2.04%	(a) (b)

MTB Managed Allocation Fund – Moderate Growth II
2007	1.15% to	2.60%	651,956	12.76	to	12.10	8,384,121	2.05%	5.65% to	4.10%
2006	1.15% to	2.60%	703,592	12.08	to	11.62	8,580,243	2.61%	9.15% to	7.56%
2005	1.15% to	2.60%	659,109	11.07	to	10.81	7,392,704	1.78%	2.80% to	1.30%
2004	1.15% to	2.35%	396,790	10.77	to	10.68	4,342,283	1.60%	7.65% to	6.84%	(a) (b)
(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-II (NOTES to FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.80% to	2.95%	42,263,897	$11.06 to	10.66	$460,727,179	2.72%	5.29% to	2.99%
2006	0.80% to	2.70%	12,975,664	10.50 to	10.37	135,528,888	3.29%	5.01% to	3.67%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.80% to	2.95%	12,421,457	10.71 to	10.32	130,936,805	8.10%	2.15% to	-0.07%
2006	1.05% to	2.70%	1,749,769	10.47 to	10.35	18,258,647	0.44%	4.65% to	3.49%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.80% to	3.05%	5,365,947	12.23 to	11.78	64,844,710	2.79%	13.44% to	10.86%
2006	0.80% to	2.50%	2,159,481	10.78 to	10.66	23,167,616	0.10%	7.85% to	6.62%	(a) (b)

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.80% to	2.95%	8,176,408	9.84 to	9.70	79,871,976	2.28%	-1.61% to	-3.04%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.80% to	3.25%	11,269,769	11.44 to	10.98	127,268,601	0.71%	11.00% to	8.24%
2006	0.80% to	3.10%	4,677,116	10.31 to	10.15	47,960,489	1.16%	3.09% to	1.50%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.95% to	2.35%	1,099,805	13.25 to	13.84	15,862,330	7.26%	2.15% to	0.70%
2006	0.95% to	2.35%	1,370,433	12.98 to	13.75	19,466,090	6.92%	9.56% to	8.01%
2005	0.95% to	2.35%	1,835,081	11.84 to	12.73	23,862,058	7.21%	1.41% to	-0.02%
2004	0.95% to	2.75%	2,793,276	11.68 to	11.69	36,076,240	7.36%	9.05% to	7.07%
2003	1.10% to	2.70%	1,610,041	11.97 to	11.80	19,212,252	6.18%	19.74% to	18.04%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.80% to	2.80%	3,534,655	10.90 to	11.15	40,885,129	8.09%	2.34% to	0.26%
2006	0.80% to	2.45%	2,697,783	10.65 to	11.19	30,684,739	7.38%	6.54% to	7.90%	(a)
2005	0.95% to	2.35%	1,650,804	10.47 to	10.38	17,226,530	8.47%	4.74% to	3.76%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.80% to	1.40%	40,673	34.80 to	33.31	1,361,399	0.67%	44.41% to	43.53%
2006	0.80% to	1.40%	52,896	24.10 to	23.21	1,232,735	0.66%	35.63% to	34.81%
2005	0.80% to	1.40%	71,734	17.77 to	17.21	1,239,682	0.59%	31.58% to	30.79%
2004	0.80% to	1.40%	91,659	13.51 to	13.16	1,210,001	0.79%	19.78% to	19.05%
2003	0.80% to	1.40%	157,661	11.28 to	11.05	1,746,289	0.50%	63.94% to	62.95%

Nationwide VIT – Gartmore Emerging Markets Fund – Class II
2007	1.10% to	2.45%	134,775	50.56 to	47.29	6,651,015	0.42%	43.59% to	41.62%
2006	1.10% to	2.45%	171,105	35.22 to	33.39	5,894,605	0.52%	34.82% to	32.99%
2005	1.10% to	2.45%	229,328	26.12 to	25.11	5,880,895	0.39%	30.88% to	29.10%
2004	1.10% to	2.45%	308,910	19.96 to	19.45	6,083,130	0.89%	19.11% to	17.49%
2003	1.10% to	2.70%	289,997	16.76 to	16.52	4,798,777	0.13%	67.55% to	65.18%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.80% to	1.40%	2,599,261	38.08 to	36.80	96,119,470	0.68%	44.38% to	43.50%
2006	0.80% to	1.40%	2,337,802	26.38 to	25.64	60,183,472	0.78%	35.55% to	34.74%
2005	0.80% to	1.40%	2,370,880	19.46 to	19.03	45,251,879	0.50%	31.60% to	30.80%
2004	0.80% to	1.40%	1,392,714	14.79 to	14.55	20,303,030	1.15%	19.79% to	19.07%
2003	0.80% to	1.40%	991,282	12.34 to	12.22	12,125,928	0.38%	63.90% to	62.91%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	0.95% to	2.80%	3,749,821	13.46 to	28.12	109,631,081	0.59%	34.62% to	41.36%	(a)
2006	1.10% to	2.80%	2,839,512	20.83 to	19.89	58,358,811	0.62%	35.06% to	32.74%
2005	1.10% to	2.75%	1,795,459	15.42 to	15.00	27,469,297	0.51%	31.03% to	28.86%
2004	1.10% to	2.75%	690,336	11.77 to	11.64	8,096,434	1.65%	17.71% to	16.41%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class II
2007	0.95% to	2.10%	35,923	25.25 to	25.78	952,362	2.10%	18.91% to	17.53%
2006	0.95% to	2.10%	46,958	21.23 to	21.94	1,053,325	2.21%	36.03% to	34.45%
2005	0.95% to	2.10%	54,377	15.61 to	16.32	902,655	1.71%	5.18% to	3.96%
2004	0.95% to	2.10%	67,201	14.84 to	15.70	1,066,556	1.00%	28.33% to	26.84%
2003	1.15% to	2.70%	87,903	12.48 to	12.31	1,092,226	0.43%	24.79% to	23.08%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	0.80% to	1.40%	549,810	23.63 to	22.83	12,602,303	2.41%	19.42% to	18.70%
2006	0.80% to	1.40%	703,436	19.78 to	19.23	13,573,005	2.45%	36.49% to	35.67%
2005	0.80% to	1.40%	442,364	14.49 to	14.18	6,284,975	2.27%	5.63% to	4.99%
2004	0.80% to	1.40%	578,802	13.72 to	13.50	7,825,622	1.25%	28.91% to	28.13%
2003	0.80% to	1.40%	116,517	10.64 to	10.54	1,228,994	0.62%	23.18% to	22.43%

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.80% to	1.40%	7,935	$ 16.11	to	15.42	$123,047	0.38%	26.12% to	25.36%
2006	0.80% to	1.40%	10,735	12.77	to	12.30	133,086	1.00%	31.90% to	31.11%
2005	0.80% to	1.40%	15,486	9.68	to	9.38	146,183	0.96%	29.17% to	28.39%
2004	0.80% to	1.40%	15,800	7.50	to	7.31	116,027	0.73%	13.28% to	12.60%
2003	0.80% to	1.40%	20,616	6.62	to	6.49	134,284	0.00%	34.54% to	33.73%

Nationwide VIT – Gartmore International Growth Fund – Class III
2007	0.80% to	1.40%	1,528,618	25.50	to	24.63	37,816,487	0.44%	26.13% to	25.36%
2006	0.80% to	1.40%	1,396,070	20.21	to	19.65	27,532,803	1.27%	31.89% to	31.10%
2005	0.80% to	1.40%	847,716	15.33	to	14.99	12,738,956	0.74%	29.14% to	28.36%
2004	0.80% to	1.40%	348,335	11.87	to	11.68	4,073,360	1.00%	13.44% to	12.75%
2003	0.80% to	1.40%	222,505	10.46	to	10.36	2,306,595	0.00%	34.25% to	33.44%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	0.80% to	1.40%	376,901	20.42	to	19.97	7,550,213	0.49%	18.98% to	18.25%
2006	0.80% to	1.40%	384,266	17.17	to	16.89	6,502,021	0.82%	24.81% to	24.06%
2005	0.80% to	1.40%	219,580	13.75	to	13.62	2,992,804	0.44%	18.39% to	17.67%
2004	1.30% to	1.40%	19,645	11.58	to	11.57	227,435	0.00%	15.79% to	15.71%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class II
2007	0.95% to	2.15%	65,660	17.86	to	20.57	1,389,160	2.84%	-2.35% to	-3.54%
2006	0.95% to	2.30%	85,448	18.29	to	21.20	1,862,421	1.63%	18.95% to	17.33%
2005	0.95% to	2.30%	91,491	15.38	to	18.07	1,683,814	1.68%	9.74% to	8.25%
2004	0.95% to	2.30%	111,302	14.02	to	16.69	1,878,091	1.63%	19.62% to	17.99%
2003	0.95% to	2.70%	67,705	11.72	to	14.01	958,244	0.62%	17.17% to	40.97%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class III
2007	0.80% to	1.40%	168,520	18.76	to	18.13	3,068,547	3.09%	-1.92% to	-2.51%
2006	0.80% to	1.40%	230,182	19.13	to	18.59	4,294,613	2.27%	19.38% to	18.66%
2005	0.80% to	1.40%	235,707	16.02	to	15.67	3,701,998	1.28%	10.28% to	9.62%
2004	0.80% to	1.40%	401,465	14.53	to	14.29	5,747,991	2.12%	20.16% to	19.43%
2003	0.80% to	1.40%	184,883	12.09	to	11.97	2,215,524	0.56%	40.33% to	39.48%

Nationwide VIT – Global Health Sciences Fund – Class II
2007	0.95% to	2.40%	124,698	13.98	to	16.78	2,178,340	0.01%	11.85% to	10.20%
2006	0.95% to	2.40%	146,024	12.50	to	15.23	2,295,803	0.00%	1.46% to	-0.02%
2005	0.95% to	2.40%	164,699	12.32	to	15.23	2,566,533	0.00%	7.16% to	5.60%
2004	0.95% to	2.40%	219,080	11.50	to	14.42	3,205,101	0.00%	6.54% to	4.98%
2003	0.95% to	2.70%	161,686	10.79	to	13.70	2,231,226	0.00%	7.93% to	37.02%	(a) (b)

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.80% to	1.40%	476,539	14.84	to	14.34	6,861,700	0.07%	12.32% to	11.63%
2006	0.80% to	1.40%	539,659	13.21	to	12.84	6,954,737	0.00%	1.88% to	1.27%
2005	0.80% to	1.40%	681,589	12.97	to	12.68	8,666,245	0.00%	7.56% to	6.91%
2004	0.80% to	1.40%	753,248	12.06	to	11.86	8,950,781	0.00%	6.98% to	6.33%
2003	0.80% to	1.40%	628,781	11.27	to	11.16	7,021,780	0.00%	35.68% to	34.86%

Nationwide VIT – Global Health Sciences Fund – Class VI
2007	0.95% to	2.60%	1,289,936	12.03	to	11.31	15,179,536	0.06%	11.90% to	10.02%
2006	0.95% to	2.50%	1,150,570	10.75	to	10.31	12,177,962	0.00%	1.45% to	-0.14%
2005	0.95% to	2.75%	981,490	10.59	to	10.28	10,290,290	0.00%	7.21% to	5.27%
2004	0.95% to	2.65%	506,914	9.88	to	9.77	4,990,392	0.00%	-1.18% to	-2.31%	(a) (b)

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.80% to	1.40%	89,808	4.00	to	3.83	346,234	0.00%	19.13% to	18.40%
2006	0.80% to	1.40%	134,349	3.36	to	3.23	437,058	0.00%	10.28% to	9.62%
2005	0.80% to	1.40%	206,846	3.05	to	2.95	613,233	0.00%	-1.31% to	-1.91%
2004	0.80% to	1.40%	275,982	3.09	to	3.01	833,304	0.00%	3.48% to	2.85%
2003	0.80% to	1.40%	403,612	2.98	to	2.92	1,183,737	0.00%	53.99% to	53.06%

Nationwide VIT – Global Technology and Communications Fund – Class II
2007	0.95% to	2.45%	77,916	13.74	to	18.83	1,535,827	0.00%	18.85% to	17.04%
2006	0.95% to	2.45%	86,480	11.56	to	16.09	1,441,736	0.00%	9.63% to	7.97%
2005	0.95% to	2.45%	103,102	10.55	to	14.90	1,576,432	0.00%	-1.72% to	-3.20%
2004	0.95% to	2.45%	153,937	10.73	to	15.39	2,408,354	0.00%	3.04% to	1.48%
2003	1.15% to	2.65%	231,676	15.34	to	15.14	3,537,844	0.00%	53.44% to	51.40%	(a) (b)

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.80% to 1.40%	430,126	$14.77 to 14.27	$6,165,718	0.00%	19.22% to 18.49%
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
Nationwide VIT – Global Technology and Communications Fund – Class VI
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)
Nationwide VIT – Government Bond Fund – Class I
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
2006	0.80% to 3.25%	21,636,655	17.07 to 9.82	251,897,848	4.10%	2.52% to -0.01%
2005	0.80% to 2.95%	11,094,727	16.65 to 9.90	145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
Tax qualified
2006	1.30%	1,626,743	46.68	75,942,558	4.10%	2.00%
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
Non-tax qualified
2006	1.30%	779,383	46.56	36,288,472	4.10%	2.00%
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
Nationwide VIT – Growth Fund – Class I
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
Nationwide VIT – International Index Fund – Class VIII
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	(a) (b)
Nationwide VIT – International Value Fund – Class II
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)
Nationwide VIT – International Value Fund – Class III
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)
Nationwide VIT – International Value Fund – Class VI
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
2006	0.95% to 3.25%	8,623,100	15.46 to 14.53	130,577,252	1.68%	21.25% to 18.44%
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to13.84%	(a) (b)
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.80% to 2.90%	12,824,884	$12.51 to 11.19	$155,324,013	3.57%	4.53% to 2.31%
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	(a)
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
2005	0.80% to 1.40%	230,571	10.94 to 10.83	2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
Nationwide VIT – Mid Cap Growth Fund – Class II
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
2006	0.80% to 2.95%	7,922,124	16.00 to 16.86	132,450,412	1.14%	9.01% to 6.66%
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
Nationwide VIT – Money Market Fund – Class I
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	0.95% to 2.80%	1,534,096	$10.55 to 15.18	$26,997,038	0.00%	5.55% to 6.42%	(a)
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
2006	0.95% to 2.70%	1,931,451	15.89 to 21.48	43,101,602	0.22%	15.99% to 13.94%
2005	0.95% to 2.50%	1,711,970	13.70 to 18.96	33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61to16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)
Nationwide VIT – Nationwide Fund – Class I
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
2006	0.80% to 1.40%	3,758,145	23.33 to 26.61	99,304,252	1.04%	12.72% to 12.04%
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
Tax qualified
2006	1.30%	1,402,652	109.59	153,719,563	1.04%	12.15%
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
Non-tax qualified
2006	1.30%	720,281	106.77	76,904,383	1.04%	12.15%
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
Nationwide VIT – Nationwide Fund – Class II
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	(a)
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)
Nationwide VIT – Nationwide Leaders Fund – Class III
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – U.S. Growth Leaders Fund – Class II
2007	0.95% to	2.95%	1,094,930	$11.22	to	17.70	$23,231,890	0.00%	12.24% to	18.50%	(a)
2006	1.10% to	2.95%	1,117,672	18.07	to	14.94	19,776,812	0.17%	-1.60% to	-3.43%
2005	1.10% to	2.95%	1,053,974	18.36	to	15.47	19,056,867	0.00%	10.47% to	8.41%
2004	1.10% to	2.95%	643,867	16.62	to	14.27	10,597,692	0.00%	10.87% to	8.79%
2003	1.10% to	2.50%	275,354	14.99	to	14.81	4,108,083	0.00%	49.94% to	48.08%	(a) (b)
Nationwide VIT – U.S. Growth Leaders Fund – Class III
2007	0.80% to	1.40%	329,074	18.46	to	17.84	5,894,162	0.00%	21.45% to	20.71%
2006	0.80% to	1.40%	454,175	15.20	to	14.78	6,733,083	0.25%	-1.08% to	-1.68%
2005	0.80% to	1.40%	651,383	15.37	to	15.03	9,813,069	0.00%	11.10% to	10.43%
2004	0.80% to	1.40%	652,165	13.83	to	13.61	8,890,581	0.00%	11.55% to	10.87%
2003	0.80% to	1.40%	994,663	12.40	to	12.28	12,223,231	0.00%	51.18% to	50.26%
Nationwide VIT – Van Kampen Comstock Value Fund – Class II
2007	0.80% to	3.25%	18,188,564	12.93	to	14.86	315,762,751	1.56%	-3.39% to	-5.79%
2006	0.80% to	3.25%	11,215,121	13.38	to	15.77	203,267,045	1.51%	14.64% to	11.81%
2005	0.80% to	3.00%	3,772,570	11.67	to	14.20	60,363,959	1.31%	3.12% to	0.84%
2004	0.80% to	3.00%	2,181,509	11.32	to	14.09	34,193,585	1.18%	13.17% to	13.57%	(a)
2003	1.10% to	2.50%	447,441	13.68	to	13.51	6,093,942	0.77%	36.80% to	35.10%	(a) (b)
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.80% to	2.95%	5,127,598	14.75	to	11.04	65,624,015	3.96%	3.78% to	1.52%
2006	0.80% to	2.70%	4,491,128	14.21	to	11.36	56,418,087	4.15%	4.00% to	2.02%
2005	0.80% to	2.35%	4,431,813	13.67	to	11.25	54,176,221	4.11%	1.36% to	-0.21%
2004	0.80% to	2.35%	3,294,635	13.48	to	11.28	40,671,999	5.14%	5.68% to	4.03%
2003	0.80% to	2.25%	2,474,699	12.76	to	10.85	29,929,422	5.67%	11.22% to	8.50%	(b)
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.80% to	2.80%	392,938	9.74	to	13.45	6,032,559	0.00%	-0.29% to	-2.32%
2006	0.80% to	2.50%	399,331	9.77	to	15.09	6,218,632	0.00%	-2.34% to	2.63%	(a)
2005	0.95% to	2.50%	361,496	12.43	to	14.71	5,431,443	0.00%	1.92% to	0.33%
2004	1.05% to	2.50%	257,470	12.18	to	14.66	3,819,533	0.00%	10.70% to	9.08%
2003	1.15% to	2.70%	102,949	13.60	to	13.41	1,391,900	0.00%	36.01% to	34.14%	(a) (b)
Neuberger Berman AMT – Growth Portfolio – Class I
2007	0.80% to	1.40%	2,896,657	22.83	to	26.15	143,154,846	0.00%	21.71% to	20.97%
2006	0.80% to	1.40%	3,507,840	18.76	to	21.62	141,328,488	0.00%	13.16% to	12.48%
2005	0.80% to	1.40%	4,407,773	16.58	to	19.22	155,259,354	0.00%	12.59% to	11.91%
2004	0.80% to	1.40%	5,418,656	14.72	to	17.18	167,323,055	0.00%	15.67% to	14.97%
2003	0.80% to	1.40%	6,552,886	12.73	to	14.94	172,620,548	0.00%	30.35% to	29.56%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.80% to	1.40%	1,105,261	14.69	to	13.86	15,420,332	0.26%	6.52% to	5.88%
2006	0.80% to	1.40%	1,399,614	13.79	to	13.09	18,425,578	0.61%	12.47% to	11.79%
2005	0.80% to	1.40%	1,777,747	12.26	to	11.71	20,912,861	0.14%	7.53% to	6.88%
2004	0.80% to	1.40%	2,342,770	11.40	to	10.95	25,763,450	0.11%	14.89% to	14.19%
2003	0.80% to	1.40%	2,668,163	9.93	to	9.59	25,677,371	0.81%	30.71% to	29.92%
Neuberger Berman AMT – International Portfolio – Class S
2007	0.80% to	3.25%	20,563,376	10.64	to	13.71	293,656,493	2.14%	2.38% to	-0.16%
2006	0.80% to	3.25%	10,936,799	10.39	to	13.73	153,950,501	0.34%	3.93% to	19.45%	(a)
2005	1.10% to	2.90%	816,611	11.66	to	11.52	9,478,809	0.19%	16.64% to	15.23%	(a) (b)
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S
2007	0.95% to	2.80%	507,184	18.83	to	20.39	10,958,939	0.00%	21.03% to	18.76%
2006	0.95% to	2.80%	502,810	15.56	to	17.17	9,020,221	0.00%	13.39% to	11.27%
2005	0.95% to	2.80%	497,419	13.72	to	15.43	7,966,901	0.00%	12.35% to	10.26%
2004	0.95% to	2.80%	543,076	12.22	to	13.99	7,797,293	0.00%	14.93% to	12.79%
2003	1.15% to	2.80%	425,358	12.62	to	12.41	5,345,674	0.00%	26.19% to	24.08%
Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.80% to	1.40%	4,821,251	31.57	to	37.41	181,803,724	0.61%	8.46% to	7.80%
2006	0.80% to	1.40%	5,867,088	29.10	to	34.71	205,069,108	0.68%	11.35% to	10.67%
2005	0.80% to	1.40%	7,134,701	26.14	to	31.36	225,087,003	0.95%	17.10% to	16.40%
2004	0.80% to	1.40%	7,656,207	22.32	to	26.94	207,292,280	0.01%	18.02% to	17.31%
2003	0.80% to	1.40%	9,238,599	18.91	to	22.97	213,058,281	0.00%	34.01% to	33.20%

(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.80% to 2.95%	1,309,013	$10.44 to 12.31	$16,737,536	0.38%	2.22% to 0.00%
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	(a)
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
2006	0.80% to 1.40%	4,523,880	23.58 to 25.18	137,769,586	2.17%	10.26% to 9.59%
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%

Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Class 4
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
2005	0.80% to 1.40%	8,956,758	34.04 to 33.28	315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer VAF – High Income Fund – Class 3
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to 4.30%	(a) (b)

(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 4
2007	0.95% to 2.75%	991,751	$9.59 to 9.47	$9,472,520	0.00%	-4.12% to -5.29%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	(a) (b)

Oppenheimer VAF – High Income Fund – Service Class
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%

Oppenheimer VAF – Main Street® – Service Class
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
2006	0.80% to 1.40%	3,147,364	6.40 to 6.15	19,465,941	0.00%	2.13% to 1.52%
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Pioneer VCT – Pioneer Small Cap Value Portfolio – Class I Shares
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	(a) (b)

Putnam VT – Growth and Income Fund – IB Shares
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam VT – International Equity Fund – IB Shares
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)

(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Putnam VT – Voyager Fund – IB Shares
2007	1.15% to	2.80%	168,443	$13.87	to	12.82	$2,271,117	0.00%	4.30% to	2.55%
2006	0.95% to	2.80%	213,216	12.21	to	12.50	2,766,251	0.10%	4.44% to	2.49%
2005	0.95% to	2.80%	276,236	11.69	to	12.20	3,456,648	0.71%	4.69% to	2.74%
2004	1.10% to	2.80%	261,001	12.22	to	11.87	3,144,631	0.17%	3.88% to	2.09%
2003	1.15% to	2.80%	101,667	11.76	to	11.63	1,179,509	0.00%	17.63% to	16.31%	(a) (b)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2003	1.30%		2	1.04			2	2.56%	-81.09%

T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.80% to	3.25%	10,055,319	11.81	to	12.74	133,588,581	0.14%	11.58% to	8.81%
2006	0.80% to	2.90%	1,860,568	10.59	to	11.78	22,408,234	0.29%	5.86% to	6.17%	(a)
2005	1.10% to	2.90%	596,546	11.23	to	11.10	6,676,122	0.19%	12.32% to	10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2007	0.80% to	2.95%	6,128,523	11.28	to	12.01	76,349,143	1.66%	2.20% to	-0.03%
2006	0.80% to	2.95%	4,412,317	11.04	to	12.01	54,220,730	1.32%	10.35% to	15.16%	(a)
2005	1.10% to	2.80%	1,288,795	10.56	to	10.44	13,568,484	1.31%	5.59% to	4.39%	(a) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.80% to	2.90%	2,984,605	10.74	to	10.25	31,585,239	3.11%	4.38% to	2.16%
2006	1.10% to	2.80%	897,335	10.34	to	10.05	9,206,800	3.73%	2.88% to	1.12%
2005	1.10% to	2.70%	297,273	10.05	to	9.95	2,977,178	2.51%	0.54% to	-0.54%	(a) (b)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.80% to	1.40%	2,887,153	19.64	to	23.79	72,290,938	0.55%	6.92% to	6.27%
2006	0.80% to	1.40%	3,504,269	18.37	to	22.39	82,432,140	0.11%	8.33% to	7.68%
2005	0.80% to	1.40%	4,359,987	16.95	to	20.79	95,023,542	0.00%	2.79% to	2.17%
2004	0.80% to	1.40%	5,445,879	16.49	to	20.35	115,826,541	0.36%	5.36% to	4.72%
2003	0.80% to	1.40%	6,701,628	15.66	to	19.43	135,576,829	0.11%	25.00% to	24.24%

Turner GVIT Growth Focus Fund – Class I
2003	0.80% to	1.40%	366,483	3.25	to	3.19	1,171,318	0.00%	49.76% to	48.85%

Turner GVIT Growth Focus Fund – Class III
2003	0.80% to	1.40%	222,768	11.22	to	11.10	2,475,993	0.00%	49.27% to	48.37%

Van Eck Worldwide Insurance Trust – Bond Fund – Class R1
2007	0.80% to	1.40%	731,903	12.42	to	12.15	8,910,518	5.57%	8.94% to	8.27%
2006	0.80% to	1.40%	690,934	11.40	to	11.22	7,763,189	7.87%	5.55% to	4.91%
2005	0.80% to	1.40%	653,908	10.80	to	10.69	6,998,382	6.56%	-3.89% to	-4.47%
2004	0.80% to	1.40%	494,491	11.24	to	11.19	5,536,020	0.00%	12.37% to	11.92%	(a) (b)

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.80% to	1.40%	889,847	17.22	to	18.16	19,097,162	6.47%	8.83% to	8.17%
2006	0.80% to	1.40%	1,107,173	15.82	to	16.79	21,961,040	8.79%	5.63% to	4.99%
2005	0.80% to	1.40%	1,440,459	14.98	to	15.99	26,984,368	7.64%	-3.81% to	-4.39%
2004	0.80% to	1.40%	1,831,299	15.57	to	16.72	35,793,497	9.55%	8.28% to	7.62%
2003	0.80% to	1.40%	2,862,991	14.38	to	15.54	51,489,785	2.03%	17.22% to	16.51%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	0.80% to	1.40%	1,152,258	31.28	to	30.60	35,362,793	0.40%	36.46% to	35.63%
2006	0.80% to	1.40%	1,106,434	22.92	to	22.56	25,013,200	0.53%	38.42% to	37.59%
2005	0.80% to	1.40%	877,819	16.56	to	16.40	14,412,087	0.59%	30.81% to	30.02%
2004	0.80% to	1.40%	513,201	12.66	to	12.61	6,474,361	0.00%	26.61% to	26.10%	(a) (b)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.80% to	1.40%	1,599,935	29.33	to	27.43	44,248,455	0.46%	36.51% to	35.68%
2006	0.80% to	1.40%	2,079,717	21.49	to	20.22	42,350,828	0.63%	38.38% to	37.55%
2005	0.80% to	1.40%	2,663,102	15.53	to	14.70	39,392,769	0.84%	30.94% to	30.15%
2004	0.80% to	1.40%	3,491,296	11.86	to	11.29	39,648,217	0.64%	24.88% to	24.13%
2003	0.80% to	1.40%	5,585,517	9.50	to	9.01	51,038,448	0.10%	52.96% to	52.03%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	0.80% to	1.40%	1,400,348	33.53	to	32.79	46,055,901	0.11%	44.16% to	43.28%
2006	0.80% to	1.40%	1,470,219	23.26	to	22.89	33,718,368	0.07%	23.54% to	22.80%
2005	0.80% to	1.40%	1,551,985	18.83	to	18.64	28,960,958	0.19%	50.41% to	49.50%
2004	0.80% to	1.40%	746,021	12.52	to	12.47	9,304,789	0.00%	25.17% to	24.67%	(a) (b)

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.80% to 1.40%	1,118,247	$46.61 to 44.87	$58,352,118	0.12%	44.19% to 43.31%
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	(a) (b)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class II
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%

Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory VIF – Diversified Stock Fund Class A Shares
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo AVT – Discovery FundSM
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%

Wells Fargo AVT – Large Company Growth Fund
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo AVT – Money Market Fund
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%

(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Wells Fargo AVT – Opportunity FundSM
2007	0.80% to 1.40%	5,757,665	$34.29 to 40.01	$291,024,130	0.62%	5.78% to 5.13%
2006	0.80% to 1.40%	7,005,669	32.42 to 38.06	334,888,686	0.00%	11.32% to 10.65%
2005	0.80% to 1.40%	8,710,393	29.12 to 34.39	373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%

Wells Fargo AVT – Small-Mid Cap Value Fund
2007	1.25%	39	9.43	368	0.00%	-5.65%	(a)(b)

Wells Fargo AVT – Total Return Bond Fund
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2007 Reserves for annuity contracts in payout phase:				12,121,909

2007 Contract owners’ equity				$22,175,260,947

2006 Reserves for annuity contracts in payout phase:				11,157,956

2006 Contract owners’ equity				$17,880,717,436

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

121

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

partc.htm
PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

                  Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2007.

Statements of Operations for the year
ended December 31, 2007.

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and
2005.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006
and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.  (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously with Registration Statement (SEC File No. 2-75079) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(7)	Not Applicable.

(8)
Fund Participation Agreements. The following fund participation agreements were filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference:

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003.

2)
Fund Participation Agreement with AllianceBernstein filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.

4)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended.

5)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended.

6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.

7)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.

8)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated November 22, 1994, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.

9)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended.

10)	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

11)	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12)	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13)
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

14)	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

15)	Fund Participation Agreement with Putnam filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

16)	Fund Participation Agreement with T. Rowe Price filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

17)	Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 26(h) and hereby incorporated by reference.

9)(a)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999.

9)(b)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002.

10)	Amended and Restated Fund Participation Agreement with MFS® Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended.

11)(a)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended.

11)(b)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006.

12)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.

13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007.

14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended.

15)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended.

(9)	Opinion of Counsel – Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate
Director	Thomas F. Zenty III

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
Gates, McDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 2,104 and 3,090 respectively.

Item 28.          Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.    Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.     Management Services

Not Applicable

Item 32.      Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 12th day of September, 2008.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 12th day of September, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
THOMAS F ZENTY III
Thomas F. Zenty III, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact